SEPARATE ACCOUNT A
INVESTMENTS
DECEMBER 31, 2025

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2025; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2025, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Bond Plus Class I *	134,023	$1,424,434	$1,412,212	$317,086
Bond Plus Class P *	29,014	309,084	304,928	390
Core Income Class I *	5,530,021	72,685,734	28,234,839	13,786,503
Diversified Bond Class I *	14,862,713	163,971,674	18,182,472	32,995,764
Floating Rate Income Class I *	9,102,932	161,367,807	25,499,878	52,922,644
Floating Rate Income Class P *	174,966	3,180,496	1,066,891	824,517
High Yield Bond Class I *	10,899,799	124,652,813	23,688,569	32,076,648
Inflation Managed Class I *	10,122,665	135,013,528	13,028,914	25,655,208
Intermediate Bond Class I *	6,559,759	65,869,076	32,723,965	8,932,868
Short Duration Bond Class I *	24,738,797	293,024,224	67,440,881	81,195,349
Total Return Class I *	19,928,950	301,594,183	37,376,880	49,298,401
Emerging Markets Debt Class I *	880,458	13,516,352	2,483,442	3,166,076
Emerging Markets Debt Class P *	29,371	463,039	455,936	10,115
Dividend Growth Class I *	11,415,830	553,216,559	63,084,461	86,019,507
Equity Index Class I *	14,091,630	2,530,050,016	501,441,733	418,230,416
Focused Growth Class I *	4,278,383	371,773,651	69,889,139	67,071,080
Growth Class I *	6,123,479	547,142,093	81,173,539	98,309,012
Hedged Equity Class I *	28,300,248	400,949,134	95,315,488	69,890,840
Hedged Equity Class P *	384,258	5,495,175	1,518,076	1,134,671
Large-Cap Core Class I *	3,707,296	364,234,190	51,527,555	56,471,976
Large-Cap Growth Class I *	9,413,845	313,464,285	36,185,944	67,974,399
Large-Cap Plus Bond Alpha Class I *	87,503	1,066,056	1,058,277	134,989
Large-Cap Value Class I *	5,937,611	260,191,912	30,372,936	43,758,111
Mid-Cap Growth Class I *	10,619,103	295,427,953	50,722,667	53,035,482
Mid-Cap Plus Bond Alpha Class I *	6,038,516	246,835,839	17,103,468	45,046,339
Mid-Cap Plus Bond Alpha Class P *	685	34,974	33,421	682
Mid-Cap Value Class I *	4,560,305	165,420,755	36,592,317	24,034,938
QQQ® Plus Bond Alpha Class I *	387,186	4,829,168	5,709,230	3,848,256
Small-Cap Equity Class I *	2,122,940	74,623,201	15,936,474	13,251,006
Small-Cap Growth Class I *	4,478,676	143,011,232	25,167,638	24,869,009
Small-Cap Index Class I *	8,246,518	332,312,866	61,710,377	64,260,218
Small-Cap Plus Bond Alpha Class I *	76,497	873,445	4,906,855	4,585,139
Small-Cap Plus Bond Alpha Class P *	1,137	13,011	13,268	11
Small-Cap Value Class I *	3,414,330	105,657,426	14,560,443	19,079,832
Value Class I *	6,223,690	166,661,515	14,732,851	30,621,962
Value Advantage Class I *	2,893,787	94,816,205	18,188,698	22,813,143
Emerging Markets Class I *	6,684,273	158,212,703	18,448,435	33,948,602
International Equity Plus Bond Alpha Class I *	254,757	3,275,109	4,960,283	2,233,518
International Growth Class I *	1,671,020	19,479,767	16,218,518	7,839,178
International Large-Cap Class I *	15,703,510	276,662,257	28,043,518	47,902,094
International Small-Cap Class I *	2,323,131	36,647,733	4,823,227	8,924,708
International Value Class I *	7,477,785	194,301,385	60,073,699	46,635,519
Health Sciences Class I *	3,429,851	261,671,753	25,985,779	54,044,852
Real Estate Class I *	2,545,709	93,814,120	9,435,169	17,340,080
Technology Class I *	12,987,258	355,624,799	87,794,320	103,115,772
ESG Diversified Class I *	1,967,461	25,753,137	2,630,333	6,607,776
ESG Diversified Class P *	7,697	101,702	-	957
ESG Diversified Growth Class I *	521,241	6,642,958	3,379,015	1,022,263
Capital Appreciation Class I *	2,189,937	21,817,205	21,972,931	179,405
PSF Avantis Balanced Allocation Class I *	12,961,851	272,782,384	13,770,383	69,509,203
PSF Avantis Balanced Allocation Class P *	82,878	1,770,616	44,301	540,499
Pacific Dynamix - Conservative Growth Class I *	16,148,177	389,174,106	28,946,854	85,395,168

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Pacific Dynamix - Conservative Growth Class P *	25,590	$624,373	$2,464	$641,450
Pacific Dynamix - Moderate Growth Class I *	62,808,046	2,169,951,426	96,713,974	431,072,511
Pacific Dynamix - Moderate Growth Class P *	109,260	3,821,994	2,243,429	624,818
Pacific Dynamix - Growth Class I *	35,092,598	1,496,582,561	74,400,750	439,377,734
Pacific Dynamix - Growth Class P *	113,080	4,882,632	664,598	333,608
Pacific Dynamix - Aggressive Growth Class I *	846,328	11,243,676	7,946,428	2,052,169
Pacific Dynamix - Aggressive Growth Class P *	3,283	43,776	38,980	1,093
Portfolio Optimization Conservative Class I *	47,683,940	805,547,300	66,013,531	205,368,499
Portfolio Optimization Moderate-Conservative Class I *	58,351,826	1,191,585,008	18,600,245	249,892,059
Portfolio Optimization Moderate Class I *	236,140,462	5,734,302,743	50,053,826	1,003,979,269
Portfolio Optimization Growth Class I *	195,722,757	5,405,508,081	24,924,406	925,419,873
Portfolio Optimization Aggressive-Growth Class I *	41,818,723	1,257,486,032	17,317,410	209,359,202
American Funds IS American High-Income Trust Class 4	9,391,583	96,451,554	43,887,558	24,167,611
American Funds IS Asset Allocation Class 1	836,080	23,000,570	8,779,280	901,556
American Funds IS Asset Allocation Class 4	145,745,975	3,901,619,743	569,906,524	746,254,712
American Funds IS Capital Income Builder® Class 1	278,489	4,035,300	5,201,046	3,131,178
American Funds IS Capital Income Builder® Class 4	11,679,889	168,891,199	35,072,231	26,510,723
American Funds IS Capital World Bond Class 1	108,214	1,105,951	573,852	25,475
American Funds IS Capital World Bond Class 4	2,939,566	29,189,893	7,506,053	4,574,426
American Funds IS Capital World Growth and Income Class 1	190,054	3,504,593	1,405,265	187,771
American Funds IS Capital World Growth and Income Class 4	7,511,425	134,078,936	40,933,325	18,588,135
American Funds IS Global Balanced Class 4	7,225,780	101,594,467	33,278,416	17,719,118
American Funds IS Global Growth Class 1	138,083	5,356,228	2,080,465	242,656
American Funds IS Global Growth Class 4	6,710,203	251,968,129	77,698,727	40,901,172
American Funds IS Global Small Capitalization Class 4	3,129,157	59,360,110	10,688,248	7,366,120
American Funds IS Growth Class 1	131,621	18,566,418	6,820,786	2,285,441
American Funds IS Growth Class 4	11,299,688	1,518,565,060	478,956,290	207,288,695
American Funds IS Growth-Income Class 1	114,388	7,747,482	3,667,300	1,058,863
American Funds IS Growth-Income Class 4	12,052,501	780,640,509	281,472,776	125,983,278
American Funds IS International Class 1	154,839	3,457,556	1,434,506	72,814
American Funds IS International Class 4	5,338,303	116,535,148	21,440,430	20,121,677
American Funds IS International Growth and Income Class 1	161,649	2,180,644	1,344,764	325,529
American Funds IS International Growth and Income Class 4	6,200,011	79,794,137	24,710,019	20,058,211
American Funds IS Managed Risk Asset Allocation Class P1	284,779	3,833,122	330,646	98,647
American Funds IS Managed Risk Asset Allocation Class P2	13,862,446	180,211,801	34,206,649	43,583,063
American Funds IS New World Fund® Class 1	221,948	7,206,653	2,786,588	740,980
American Funds IS New World Fund® Class 4	3,003,608	95,244,395	21,402,836	21,370,904
American Funds IS The Bond Fund of America Class 1	1,490,240	14,187,088	8,223,538	3,469,201
American Funds IS The Bond Fund of America Class 4	24,014,158	223,571,815	64,629,531	37,076,842
American Funds IS U.S. Government Securities Class 1	406,451	4,023,861	1,164,171	724,738
American Funds IS U.S. Government Securities Class 4	6,069,346	59,115,434	26,252,385	24,093,639
American Funds IS Washington Mutual Investors Class 1	564,695	10,266,155	5,087,414	445,225
American Funds IS Washington Mutual Investors Class 4	23,505,366	412,519,173	138,098,752	63,591,054
BlackRock® 60/40 Target Allocation ETF V.I. Class I	26,112,816	388,036,440	121,993,796	60,453,524
BlackRock® Capital Appreciation V.I. Class III	5,661,011	39,004,365	6,874,348	7,724,691
BlackRock® Equity Dividend V.I. Class I	192,388	2,212,461	684,810	1,276,637
BlackRock® Global Allocation V.I. Class I	140,429	2,477,165	1,005,093	202,315
BlackRock® Global Allocation V.I. Class III	83,503,242	1,113,933,248	197,860,601	211,012,047
BlackRock® High Yield V.I. Class I	547,095	3,851,552	2,001,949	165,791
BlackRock® S&P 500 Index V.I. Class I	362,838	14,001,907	10,535,155	2,340,732
BlackRock® Small Cap Index V.I. Class I	835,066	10,647,097	3,176,443	1,222,674
BlackRock® Total Return V.I. Class I	574,170	5,879,501	3,100,860	287,471
DFA VA Equity Allocation Institutional Class	216,892	3,999,481	2,163,169	171,795
DFA VA Global Bond Institutional Class	156,426	1,525,157	668,701	148,354
DFA VA Global Moderate Allocation Institutional Class	804,390	14,575,543	9,147,093	124,502
DFA VA International Small Institutional Class	226,733	3,351,115	1,604,641	196,729
DFA VA International Value Institutional Class	445,878	8,262,115	3,376,654	1,960,508

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
DFA VA Short-Term Fixed Institutional Class	799,681	$8,052,790	$3,463,909	$1,380,732
DFA VA US Large Value Institutional Class	413,554	14,437,183	7,205,361	2,698,140
DFA VA US Targeted Value Institutional Class	310,447	6,916,755	3,218,687	999,262
Fidelity® VIP Consumer Discretionary Initial Class	5,130	203,199	119,387	2,202
Fidelity® VIP Contrafund® Initial Class	223,309	13,373,967	8,112,710	2,628,858
Fidelity® VIP Contrafund® Service Class 2	13,533,962	769,541,095	315,983,554	128,285,780
Fidelity® VIP Emerging Markets Initial Class	318,343	5,039,366	1,954,587	381,052
Fidelity® VIP Energy Initial Class	89,763	2,448,722	471,682	113,358
Fidelity® VIP Extended Market Index Initial Class	554,772	8,843,070	4,572,726	876,976
Fidelity® VIP FundsManager® 60% Investor Class	37,086,846	435,399,575	63,050,334	9,200,752
Fidelity® VIP FundsManager® 60% Service Class 2	36,605,058	427,913,127	43,267,285	81,821,893
Fidelity® VIP Government Money Market Initial Class	37,866,486	37,866,486	43,094,774	29,808,310
Fidelity® VIP Government Money Market Service Class	532,528,038	532,527,997	451,148,792	433,679,717
Fidelity® VIP Growth Opportunities Initial Class	25,231	2,515,310	716,416	328,838
Fidelity® VIP Index 500 Initial Class	22,502	14,854,223	4,672,273	1,854,598
Fidelity® VIP Investment Grade Bond Initial Class	862,997	9,803,649	4,837,260	1,359,480
Fidelity® VIP Strategic Income Service Class 2	10,064,718	111,416,432	33,861,215	23,492,266
Fidelity® VIP Value Strategies Initial Class	160,756	2,560,843	1,225,060	1,334,873
First Trust Dorsey Wright Tactical Core Class I	2,894,785	40,150,664	6,970,277	9,225,865
First Trust/Dow Jones Dividend & Income Allocation Class I	38,578,955	508,084,842	73,567,325	107,002,306
Franklin Allocation VIP Class 2	4,559,397	25,259,061	3,567,973	3,451,584
Franklin Allocation VIP Class 4	39,451,649	228,030,529	28,577,597	41,509,123
Franklin Income VIP Class 1	81,499	1,305,610	212,625	164,971
Franklin Income VIP Class 2	5,630,058	85,351,686	22,821,265	21,400,616
Franklin Mutual Global Discovery VIP Class 2	8,098,363	154,354,807	32,690,963	29,582,807
Franklin Mutual Shares VIP Class 1	12,561	208,509	31,545	4,236
Franklin Rising Dividends VIP Class 1	150,445	4,459,193	1,385,413	236,191
Franklin Rising Dividends VIP Class 2	9,464,819	265,393,511	62,893,735	50,626,053
Franklin Small Cap Value VIP Class 1	97,842	1,461,756	717,679	326,177
Franklin Small-Mid Cap Growth VIP Class 1	98,244	1,832,245	542,382	316,150
Franklin Strategic Income VIP Class 1	457,029	4,364,628	2,326,220	124,726
Templeton Foreign VIP Class 1	51,238	852,080	1,056,059	373,979
Templeton Global Bond VIP Class 1 *	83,861	1,174,060	754,145	43,710
Templeton Global Bond VIP Class 2 *	3,700,804	48,739,594	6,888,148	9,557,467
Goldman Sachs VIT Large Cap Value Institutional Shares	136,370	1,115,503	1,018,552	44,262
Goldman Sachs VIT Mid Cap Value Institutional Shares	45,767	745,550	272,372	25,436
Goldman Sachs VIT Strategic Growth Institutional Shares	54,079	837,684	799,764	757,393
Goldman Sachs VIT Trend Driven Allocation Institutional Shares	8,597	99,211	74,160	1,128
Invesco® V.I. American Value Series I	97,491	1,769,460	698,751	48,894
Invesco® V.I. Balanced-Risk Allocation Series I	65,353	563,344	463,940	215,758
Invesco® V.I. Balanced-Risk Allocation Series II	25,793,427	216,664,791	28,108,945	48,987,740
Invesco® V.I. Discovery Mid Cap Growth Series I	3,481	261,816	122,568	53,335
Invesco® V.I. Equity and Income Series II	3,553,289	64,385,591	12,181,019	12,782,673
Invesco® V.I. EQV International Equity Series I	2,583	93,281	77,946	513,079
Invesco® V.I. Global Real Estate Series II	618,093	8,529,685	1,868,511	2,091,679
Invesco® V.I. Global Series II	716,010	25,991,157	10,438,983	7,149,330
Invesco® V.I. International Growth Series I	134,832	261,574	109,805	5,105
Invesco® V.I. International Growth Series II	9,852,936	20,395,577	6,113,591	7,583,631
Invesco® V.I. Main Street Small Cap Fund® Series I	50,887	1,452,313	535,194	187,147
Invesco® V.I. S&P 500 Buffer - December Series I	61,279	744,540	705,576	504,394
Invesco® V.I. S&P 500 Buffer - December Series II	3,941,626	47,417,758	36,999,068	22,499,124
Invesco® V.I. S&P 500 Buffer - June Series I	128,223	1,739,983	374,600	169,998
Invesco® V.I. S&P 500 Buffer - June Series II	4,012,225	53,884,186	28,825,769	16,778,488
Invesco® V.I. S&P 500 Buffer - March Series I	16,581	190,187	184,496	60,127
Invesco® V.I. S&P 500 Buffer - March Series II	3,641,009	41,289,042	27,945,047	16,531,889
Invesco® V.I. S&P 500 Buffer - September Series I	113,608	1,376,932	982,839	96,433
Invesco® V.I. S&P 500 Buffer - September Series II	5,669,804	67,980,945	34,891,410	19,740,316

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco® V.I. Technology Series I	127,452	$3,274,251	$1,166,253	$127,103
Janus Henderson Balanced Institutional Shares	100,350	5,605,542	1,890,977	896,613
Janus Henderson Balanced Service Shares	104,050,942	6,188,950,015	726,661,639	1,212,106,282
Janus Henderson Enterprise Institutional Shares	28,886	2,414,255	760,493	203,077
Janus Henderson Flexible Bond Service Shares	3,006,950	33,497,424	8,304,907	9,375,028
LVIP American Century Inflation Protection Standard Class II	87,540	790,220	490,320	15,509
LVIP American Century Mid Cap Value Standard Class II	28,881	558,811	99,673	77,391
LVIP American Century Mid Cap Value Service Class	4,347,154	84,313,058	16,479,337	18,460,645
LVIP JPMorgan Core Bond Standard Class	498,620	4,964,256	1,774,750	250,699
LVIP JPMorgan Mid Cap Value Standard Class	52,339	471,675	328,245	19,570
LVIP JPMorgan U.S. Equity Standard Class	456	22,493	706	33,424
Western Asset Core Plus VIT Class I	312,424	1,452,770	66,444	487,229
Lord Abbett Bond Debenture Class VC	14,628,787	155,211,426	31,068,501	22,880,459
Lord Abbett Total Return Class VC	15,595,438	221,455,223	22,262,412	32,361,590
MFS® International Growth - Initial Class	146,162	2,622,138	1,173,065	594,914
MFS® Massachusetts Investors Growth Stock - Service Class	3,072,728	67,200,552	11,998,066	9,942,130
MFS® New Discovery Series - Initial Class *	101,843	1,588,748	897,123	614,833
MFS® Total Return Series - Service Class	18,534,393	419,618,661	69,751,042	79,743,760
MFS® Utilities Series - Initial Class	31,528	1,189,569	244,575	66,617
MFS® Utilities Series - Service Class	1,631,749	60,081,013	15,019,152	16,694,041
MFS® Value Series - Initial Class	54,695	1,217,510	447,873	679,708
MFS® Value Series - Service Class	3,497,953	75,450,842	9,033,777	9,098,335
Nomura VIP Asset Strategy Series Service Class	6,800,122	68,001,223	25,473,510	12,923,457
Nomura VIP Energy Series Service Class	8,237,107	42,668,212	14,082,195	16,917,571
TOPS® Aggressive Growth ETF Class 1	23,881	581,020	16,009	82,441
TOPS® Balanced ETF Class 1	20,563	329,215	211,344	56,296
TOPS® Conservative ETF Class 1	22,662	311,604	112,919	156,671
TOPS® Growth ETF Class 1	53,551	1,248,270	387,325	18,486
TOPS® Managed Risk Balanced ETF Class 1	66,860	990,864	300,767	12,513
TOPS® Managed Risk Growth ETF Class 1	53,091	745,403	34,810	6,909
TOPS® Managed Risk Moderate Growth ETF Class 1	20,019	271,861	10,085	4,450
TOPS® Moderate Growth ETF Class 1	5,348	91,288	3,165	467
PIMCO CommodityRealReturn® Strategy - Advisor Class	3,346,973	21,487,566	16,923,595	14,900,045
PIMCO Emerging Markets Bond - Institutional Class	36,457	416,334	28,219	23,125
PIMCO Income - Advisor Class	9,175,486	94,966,277	44,456,693	25,827,366
PIMCO Long-Term U.S. Government - Institutional Class	111,417	833,397	30,134	145,081
PIMCO Low Duration - Institutional Class	766,756	7,498,870	2,323,835	306,951
PIMCO Total Return - Institutional Class	1,204,880	11,386,114	5,473,456	418,303
Schwab S&P 500 Index	1,760,499	177,299,832	106,817,313	13,699,255
Schwab VIT Balanced	3,688,820	56,807,822	19,855,236	20,969,801
Schwab VIT Balanced with Growth	7,524,503	139,880,518	10,318,618	15,979,090
Schwab VIT Growth	7,305,778	158,681,495	15,015,454	16,518,925
State Street Total Return V.I.S. Class 3	1,364,758	23,146,303	1,554,443	3,166,066
T. Rowe Price Blue Chip Growth - I	57,554	3,759,971	1,724,729	626,051
T. Rowe Price Equity Income - I	56,194	1,624,574	803,851	130,653
T. Rowe Price Health Sciences - I	24,703	1,444,356	368,614	260,503
VanEck VIP Global Resources Class S	910,911	29,121,834	15,667,487	11,502,129
Vanguard® VIF Balanced	1,522,579	38,688,737	15,663,426	2,693,176
Vanguard® VIF Capital Growth	83,389	5,155,137	2,820,667	1,484,366
Vanguard® VIF Conservative Allocation	356,090	9,422,141	2,713,863	463,668
Vanguard® VIF Diversified Value	363,894	6,357,235	3,119,356	1,823,450
Vanguard® VIF Equity Income	400,515	10,501,503	4,326,625	1,105,805
Vanguard® VIF Equity Index	79,513	6,516,909	2,646,018	982,549
Vanguard® VIF Global Bond Index	212,494	4,001,268	2,283,041	163,496
Vanguard® VIF Growth	263,414	9,662,017	5,252,524	3,989,157
Vanguard® VIF High Yield Bond	835,050	6,304,631	2,840,367	447,719
Vanguard® VIF International	263,539	7,534,580	6,105,550	2,739,525

See Notes to Financial Statements	SA-4	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A
INVESTMENTS (Continued)
DECEMBER 31, 2025

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Vanguard® VIF Mid-Cap Index	733,211	$20,500,568	$7,908,216	$1,738,261
Vanguard® VIF Moderate Allocation	769,559	25,610,938	4,798,927	1,638,066
Vanguard® VIF Real Estate Index	369,494	4,275,051	1,634,767	583,935
Vanguard® VIF Short-Term Investment-Grade	1,919,334	20,479,296	8,388,134	2,156,585
Vanguard® VIF Total Bond Market Index	4,783,068	51,657,137	19,285,478	2,846,762
Vanguard® VIF Total International Stock Market Index	1,307,052	35,107,423	13,208,306	2,242,153
Vanguard® VIF Total Stock Market Index	596,710	36,357,539	12,639,311	2,045,830

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2025

	Variable Accounts
	Bond	Bond	Core	Diversified	Floating	Floating
	Plus	Plus	Income	Bond	Rate Income	Rate Income
	Class I	Class P	Class I	Class I	Class I	Class P
ASSETS
Investments in mutual funds, at value	$1,424,434	$309,084	$72,685,734	$163,971,674	$161,367,807	$3,180,496
Receivables:
Due from Pacific Life Insurance Company	-	-	-	228,820	-	-
Investments sold	264	4	717	-	29,669	4,465
Total Assets	1,424,698	309,088	72,686,451	164,200,494	161,397,476	3,184,961
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	335	8	3,938	-	37,235	4,542
Investments purchased	-	-	-	228,423	-	-
Total Liabilities	335	8	3,938	228,423	37,235	4,542
NET ASSETS	$1,424,363	$309,080	$72,682,513	$163,972,071	$161,360,241	$3,180,419
NET ASSETS CONSIST OF:
Accumulation units	1,424,363	309,080	72,636,072	163,840,250	161,197,625	3,180,419
Contracts in payout (annuitization) period	-	-	46,441	131,821	162,616	-
NET ASSETS	$1,424,363	$309,080	$72,682,513	$163,972,071	$161,360,241	$3,180,419
Units Outstanding	135,396	29,050	6,304,257	13,489,806	11,122,346	243,422
Accumulation Unit Value	$10.41 - $10.63	$10.64 - $10.64	$9.86 - $12.67	$8.82 - $17.31	$11.47 - $16.84	$10.27 - $13.14
Cost of Investments	$1,383,699	$304,541	$63,712,128	$126,822,027	$105,558,152	$2,586,431

	High Yield	Inflation	Intermediate	Short Duration	Total	Emerging
	Bond	Managed	Bond	Bond	Return	Markets Debt
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$124,652,813	$135,013,528	$65,869,076	$293,024,224	$301,594,183	$13,516,352
Receivables:
Due from Pacific Life Insurance Company	-	-	75,318	61,591	53,790	13,205
Investments sold	73,102	82,806	-	-	-	-
Total Assets	124,725,915	135,096,334	65,944,394	293,085,815	301,647,973	13,529,557
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	70,397	77,847	-	-	-	-
Investments purchased	-	-	77,564	60,629	48,431	13,691
Total Liabilities	70,397	77,847	77,564	60,629	48,431	13,691
NET ASSETS	$124,655,518	$135,018,487	$65,866,830	$293,025,186	$301,599,542	$13,515,866
NET ASSETS CONSIST OF:
Accumulation units	124,453,344	134,944,892	65,822,943	292,593,907	301,275,400	13,515,866
Contracts in payout (annuitization) period	202,174	73,595	43,887	431,279	324,142	-
NET ASSETS	$124,655,518	$135,018,487	$65,866,830	$293,025,186	$301,599,542	$13,515,866
Units Outstanding	6,435,071	8,860,938	6,541,688	25,871,354	19,815,502	1,044,774
Accumulation Unit Value	$10.63 - $35.42	$9.87 - $26.23	$9.31 - $11.45	$9.97 - $14.41	$9.85 - $27.32	$11.20 - $14.86
Cost of Investments	$54,840,962	$100,176,839	$61,022,822	$226,289,156	$206,921,183	$8,691,656

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	Emerging	Dividend	Equity	Focused		Hedged
	Markets Debt	Growth	Index	Growth	Growth	Equity
	Class P	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$463,039	$553,216,559	$2,530,050,016	$371,773,651	$547,142,093	$400,949,134
Receivables:
Due from Pacific Life Insurance Company	-	38,093	1,340,381	-	175,401	-
Investments sold	235	-	-	3,460	-	191,530
Total Assets	463,274	553,254,652	2,531,390,397	371,777,111	547,317,494	401,140,664
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	246	-	-	5,545	-	197,265
Investments purchased	-	35,593	1,342,086	-	175,990	-
Total Liabilities	246	35,593	1,342,086	5,545	175,990	197,265
NET ASSETS	$463,028	$553,219,059	$2,530,048,311	$371,771,566	$547,141,504	$400,943,399
NET ASSETS CONSIST OF:
Accumulation units	463,028	552,561,883	2,527,549,114	371,685,393	546,405,508	400,936,096
Contracts in payout (annuitization) period	-	657,176	2,499,197	86,173	735,996	7,303
NET ASSETS	$463,028	$553,219,059	$2,530,048,311	$371,771,566	$547,141,504	$400,943,399
Units Outstanding	41,865	19,029,498	88,915,251	11,127,865	13,050,670	29,710,364
Accumulation Unit Value	$10.75 - $11.61	$11.34 - $59.76	$16.08 - $115.10	$12.56 - $141.05	$11.86 - $142.60	$11.20 - $14.22
Cost of Investments	$445,912	$84,007,023	$591,323,415	$47,972,471	$77,923,594	$304,479,227

				Large-Cap
	Hedged	Large-Cap	Large-Cap	Plus Bond	Large-Cap	Mid-Cap
	Equity	Core	Growth	Alpha	Value	Growth
	Class P	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$5,495,175	$364,234,190	$313,464,285	$1,066,056	$260,191,912	$295,427,953
Receivables:
Due from Pacific Life Insurance Company	-	48,652	-	-	-	-
Investments sold	4,650	-	64,958	34	29,219	22,920
Total Assets	5,499,825	364,282,842	313,529,243	1,066,090	260,221,131	295,450,873
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,761	-	62,529	74	25,630	19,604
Investments purchased	-	45,910	-	-	-	-
Total Liabilities	4,761	45,910	62,529	74	25,630	19,604
NET ASSETS	$5,495,064	$364,236,932	$313,466,714	$1,066,016	$260,195,501	$295,431,269
NET ASSETS CONSIST OF:
Accumulation units	5,495,064	363,071,479	312,965,174	1,066,016	259,719,094	295,243,720
Contracts in payout (annuitization) period	-	1,165,453	501,540	-	476,407	187,549
NET ASSETS	$5,495,064	$364,236,932	$313,466,714	$1,066,016	$260,195,501	$295,431,269
Units Outstanding	400,429	9,710,911	8,628,554	89,025	9,754,391	12,672,918
Accumulation Unit Value	$13.65 - $13.75	$12.09 - $82.11	$12.42 - $78.19	$11.86 - $12.10	$12.68 - $48.79	$9.02 - $44.97
Cost of Investments	$4,288,912	$47,763,763	$34,667,984	$926,592	$46,094,643	$51,085,158

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	Mid-Cap	Mid-Cap		QQQ
	Plus Bond	Plus Bond	Mid-Cap	Plus Bond	Small-Cap	Small-Cap
	Alpha	Alpha	Value	Alpha	Equity	Growth
	Class I	Class P	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$246,835,839	$34,974	$165,420,755	$4,829,168	$74,623,201	$143,011,232
Receivables:
Due from Pacific Life Insurance Company	-	-	91,666	4,424	-	-
Investments sold	10,218	32	-	-	9,716	64,469
Total Assets	246,846,057	35,006	165,512,421	4,833,592	74,632,917	143,075,701
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7,103	33	-	-	9,712	60,927
Investments purchased	-	-	92,135	4,598	-	-
Total Liabilities	7,103	33	92,135	4,598	9,712	60,927
NET ASSETS	$246,838,954	$34,973	$165,420,286	$4,828,994	$74,623,205	$143,014,774
NET ASSETS CONSIST OF:
Accumulation units	246,634,880	34,973	165,266,878	4,828,994	74,596,587	142,817,533
Contracts in payout (annuitization) period	204,074	-	153,408	-	26,618	197,241
NET ASSETS	$246,838,954	$34,973	$165,420,286	$4,828,994	$74,623,205	$143,014,774
Units Outstanding	7,831,995	3,182	6,818,182	387,604	3,344,499	5,667,388
Accumulation Unit Value	$11.52 - $75.81	$10.97 - $10.99	$11.53 - $60.18	$12.37 - $12.78	$10.75 - $52.13	$8.72 - $43.00
Cost of Investments	$47,616,084	$32,755	$62,632,130	$4,356,794	$22,680,718	$30,198,338

		Small-Cap	Small-Cap
	Small-Cap	Plus Bond	Plus Bond	Small-Cap		Value
	Index	Alpha	Alpha	Value	Value	Advantage
	Class I	Class I	Class P	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$332,312,866	$873,445	$13,011	$105,657,426	$166,661,515	$94,816,205
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	79,314	23	8	42,097	100,384	38,093
Total Assets	332,392,180	873,468	13,019	105,699,523	166,761,899	94,854,298
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	80,887	49	8	38,475	94,579	40,692
Investments purchased	-	-	-	-	-	-
Total Liabilities	80,887	49	8	38,475	94,579	40,692
NET ASSETS	$332,311,293	$873,419	$13,011	$105,661,048	$166,667,320	$94,813,606
NET ASSETS CONSIST OF:
Accumulation units	331,414,081	873,419	13,011	105,512,756	166,483,471	94,764,978
Contracts in payout (annuitization) period	897,212	-	-	148,292	183,849	48,628
NET ASSETS	$332,311,293	$873,419	$13,011	$105,661,048	$166,667,320	$94,813,606
Units Outstanding	14,626,349	76,634	1,150	4,519,287	6,130,197	4,107,923
Accumulation Unit Value	$10.55 - $55.59	$11.15 - $12.60	$11.32 - $11.32	$9.35 - $71.72	$12.07 - $41.88	$13.09 - $31.15
Cost of Investments	$75,300,690	$809,838	$13,257	$29,164,344	$32,094,658	$45,608,104

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
		International
		Equity
	Emerging	Plus Bond	International	International	International	International
	Markets	Alpha	Growth	Large-Cap	Small-Cap	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$158,212,703	$3,275,109	$19,479,767	$276,662,257	$36,647,733	$194,301,385
Receivables:
Due from Pacific Life Insurance Company	-	5,034	-	-	-	-
Investments sold	137,972	-	1,740	45,461	16,531	90,256
Total Assets	158,350,675	3,280,143	19,481,507	276,707,718	36,664,264	194,391,641
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	134,262	-	2,293	41,269	14,929	88,072
Investments purchased	-	5,139	-	-	-	-
Total Liabilities	134,262	5,139	2,293	41,269	14,929	88,072
NET ASSETS	$158,216,413	$3,275,004	$19,479,214	$276,666,449	$36,649,335	$194,303,569
NET ASSETS CONSIST OF:
Accumulation units	158,099,619	3,275,004	19,479,214	276,207,002	36,626,305	193,967,445
Contracts in payout (annuitization) period	116,794	-	-	459,447	23,030	336,124
NET ASSETS	$158,216,413	$3,275,004	$19,479,214	$276,666,449	$36,649,335	$194,303,569
Units Outstanding	8,099,275	256,832	1,451,908	11,638,150	2,016,205	8,703,147
Accumulation Unit Value	$8.59 - $89.12	$11.89 - $12.82	$10.68 - $15.25	$11.15 - $46.37	$10.94 - $27.96	$12.61 - $29.12
Cost of Investments	$36,837,942	$2,801,141	$16,547,233	$65,788,420	$10,950,098	$65,936,477

						ESG
	Health	Real		ESG	ESG	Diversified
	Sciences	Estate	Technology	Diversified	Diversified	Growth
	Class I	Class I	Class I	Class I	Class P	Class I
ASSETS
Investments in mutual funds, at value	$261,671,753	$93,814,120	$355,624,799	$25,753,137	$101,702	$6,642,958
Receivables:
Due from Pacific Life Insurance Company	-	29,394	291,781	-	-	-
Investments sold	99,420	-	-	13,138	103	860
Total Assets	261,771,173	93,843,514	355,916,580	25,766,275	101,805	6,643,818
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	92,443	-	-	14,208	107	1,137
Investments purchased	-	24,831	291,524	-	-	-
Total Liabilities	92,443	24,831	291,524	14,208	107	1,137
NET ASSETS	$261,678,730	$93,818,683	$355,625,056	$25,752,067	$101,698	$6,642,681
NET ASSETS CONSIST OF:
Accumulation units	261,446,311	93,601,531	355,465,150	25,752,067	101,698	6,642,681
Contracts in payout (annuitization) period	232,419	217,152	159,906	-	-	-
NET ASSETS	$261,678,730	$93,818,683	$355,625,056	$25,752,067	$101,698	$6,642,681
Units Outstanding	7,504,823	3,573,189	10,583,929	2,056,033	8,088	477,146
Accumulation Unit Value	$10.81 - $116.30	$9.90 - $72.67	$12.73 - $60.80	$11.98 - $14.16	$12.57 - $12.57	$11.70 - $14.96
Cost of Investments	$25,354,459	$17,237,223	$47,979,974	$18,921,183	$91,132	$5,606,668

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
					Pacific	Pacific
	ESG		PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	Diversified	Capital	Balanced	Balanced	Conservative	Conservative
	Growth	Appreciation	Allocation	Allocation	Growth	Growth
	Class P (1)	Class I	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$-	$21,817,205	$272,782,384	$1,770,616	$389,174,106	$624,373
Receivables:
Due from Pacific Life Insurance Company	-	102,148	-	-	168,760	-
Investments sold	-	-	141,452	1,122	-	891
Total Assets	-	21,919,353	272,923,836	1,771,738	389,342,866	625,264
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	145,788	1,148	-	890
Investments purchased	-	103,137	-	-	166,006	-
Total Liabilities	-	103,137	145,788	1,148	166,006	890
NET ASSETS	$-	$21,816,216	$272,778,048	$1,770,590	$389,176,860	$624,374
NET ASSETS CONSIST OF:
Accumulation units	-	21,816,216	272,722,361	1,770,590	388,724,824	624,374
Contracts in payout (annuitization) period	-	-	55,687	-	452,036	-
NET ASSETS	$-	$21,816,216	$272,778,048	$1,770,590	$389,176,860	$624,374
Units Outstanding	-	2,193,905	15,943,973	131,471	21,533,722	52,269
Accumulation Unit Value	See Note (1)	$9.93 - $9.96	$11.63 - $20.19	$13.47 - $13.47	$11.10 - $27.42	$11.89 - $11.98
Cost of Investments	$-	$21,792,198	$150,344,921	$1,310,437	$185,965,551	$495,114

	Pacific	Pacific			Pacific	Pacific
	Dynamix -	Dynamix -	Pacific	Pacific	Dynamix -	Dynamix -
	Moderate	Moderate	Dynamix -	Dynamix -	Aggressive	Aggressive
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$2,169,951,426	$3,821,994	$1,496,582,561	$4,882,632	$11,243,676	$43,776
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	977,198	6,099	558,346	10,724	23,121	125
Total Assets	2,170,928,624	3,828,093	1,497,140,907	4,893,356	11,266,797	43,901
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	972,279	6,176	551,509	10,854	23,643	128
Investments purchased	-	-	-	-	-	-
Total Liabilities	972,279	6,176	551,509	10,854	23,643	128
NET ASSETS	$2,169,956,345	$3,821,917	$1,496,589,398	$4,882,502	$11,243,154	$43,773
NET ASSETS CONSIST OF:
Accumulation units	2,168,976,764	3,821,917	1,495,894,446	4,882,502	11,243,154	43,773
Contracts in payout (annuitization) period	979,581	-	694,952	-	-	-
NET ASSETS	$2,169,956,345	$3,821,917	$1,496,589,398	$4,882,502	$11,243,154	$43,773
Units Outstanding	107,386,123	302,636	57,642,332	348,883	861,334	3,312
Accumulation Unit Value	$11.44 - $36.45	$10.68 - $13.11	$11.72 - $46.48	$13.90 - $14.00	$12.88 - $13.24	$13.22 - $13.22
Cost of Investments	$852,435,124	$3,310,882	$674,636,049	$3,548,460	$9,704,776	$37,940

(1) All units were fully redeemed or transferred prior to December 31, 2025 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
						American
		Portfolio			Portfolio	Funds
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	IS American
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	High-Income
	Conservative	Conservative	Moderate	Growth	Growth	Trust
	Class I	Class I	Class I	Class I	Class I	Class 4
ASSETS
Investments in mutual funds, at value	$805,547,300	$1,191,585,008	$5,734,302,743	$5,405,508,081	$1,257,486,032	$96,451,554
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	42,838
Investments sold	252,637	746,945	2,642,195	2,841,197	324,380	-
Total Assets	805,799,937	1,192,331,953	5,736,944,938	5,408,349,278	1,257,810,412	96,494,392
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	243,520	735,067	2,628,416	2,821,564	318,324	-
Investments purchased	-	-	-	-	-	46,055
Total Liabilities	243,520	735,067	2,628,416	2,821,564	318,324	46,055
NET ASSETS	$805,556,417	$1,191,596,886	$5,734,316,522	$5,405,527,714	$1,257,492,088	$96,448,337
NET ASSETS CONSIST OF:
Accumulation units	803,526,593	1,189,229,287	5,724,452,181	5,401,095,257	1,257,253,712	96,422,488
Contracts in payout (annuitization) period	2,029,824	2,367,599	9,864,341	4,432,457	238,376	25,849
NET ASSETS	$805,556,417	$1,191,596,886	$5,734,316,522	$5,405,527,714	$1,257,492,088	$96,448,337
Units Outstanding	58,336,734	71,086,119	289,625,118	240,463,123	51,738,427	6,499,500
Accumulation Unit Value	$10.57 - $16.48	$11.04 - $19.85	$11.88 - $23.62	$12.11 - $27.46	$12.34 - $30.66	$10.67 - $17.39
Cost of Investments	$465,316,805	$565,795,732	$2,261,258,939	$1,849,374,001	$389,875,512	$94,097,118

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset	IS Asset	IS Capital	IS Capital	IS Capital	IS Capital
	Allocation	Allocation	Income Builder	Income Builder	World Bond	World Bond
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$23,000,570	$3,901,619,743	$4,035,300	$168,891,199	$1,105,951	$29,189,893
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	30,310	1,239,866	5,136	19,486	1,736	223
Total Assets	23,030,880	3,902,859,609	4,040,436	168,910,685	1,107,687	29,190,116
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	30,758	1,236,737	5,200	23,508	1,763	1,389
Investments purchased	-	-	-	-	-	-
Total Liabilities	30,758	1,236,737	5,200	23,508	1,763	1,389
NET ASSETS	$23,000,122	$3,901,622,872	$4,035,236	$168,887,177	$1,105,924	$29,188,727
NET ASSETS CONSIST OF:
Accumulation units	23,000,122	3,900,630,501	4,035,236	168,675,066	1,105,924	29,169,338
Contracts in payout (annuitization) period	-	992,371	-	212,111	-	19,389
NET ASSETS	$23,000,122	$3,901,622,872	$4,035,236	$168,887,177	$1,105,924	$29,188,727
Units Outstanding	1,572,342	202,217,255	280,125	10,140,561	125,964	2,938,164
Accumulation Unit Value	$10.65 - $14.81	$11.57 - $23.92	$10.66 - $14.94	$11.39 - $19.39	$8.75 - $8.81	$8.51 - $11.26
Cost of Investments	$21,026,804	$3,095,787,248	$3,615,344	$117,616,083	$1,097,666	$30,644,110

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	American Funds IS	American Funds IS
	Capital World	Capital World				American Funds
	Growth and	Growth and	American Funds	American Funds	American Funds	IS Global Small
	Income	Income	IS Global Balanced	IS Global Growth	IS Global Growth	Capitalization
	Class 1	Class 4	Class 4	Class 1	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$3,504,593	$134,078,936	$101,594,467	$5,356,228	$251,968,129	$59,360,110
Receivables:
Due from Pacific Life Insurance Company	-	163,798	-	-	-	-
Investments sold	4,670	-	13,569	5,765	58,486	12,275
Total Assets	3,509,263	134,242,734	101,608,036	5,361,993	252,026,615	59,372,385
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,733	-	16,340	5,888	62,984	14,580
Investments purchased	-	167,362	-	-	-	-
Total Liabilities	4,733	167,362	16,340	5,888	62,984	14,580
NET ASSETS	$3,504,530	$134,075,372	$101,591,696	$5,356,105	$251,963,631	$59,357,805
NET ASSETS CONSIST OF:
Accumulation units	3,504,530	133,970,254	101,582,344	5,356,105	251,757,610	59,342,788
Contracts in payout (annuitization) period	-	105,118	9,352	-	206,021	15,017
NET ASSETS	$3,504,530	$134,075,372	$101,591,696	$5,356,105	$251,963,631	$59,357,805
Units Outstanding	238,558	6,356,512	6,151,802	394,717	10,654,397	3,629,701
Accumulation Unit Value	$10.94 - $15.59	$12.29 - $26.11	$11.37 - $19.34	$10.80 - $13.68	$12.22 - $33.85	$8.78 - $18.81
Cost of Investments	$2,921,445	$103,156,305	$88,004,047	$4,792,836	$197,412,259	$57,302,407

	American Funds IS	American Funds IS	American Funds IS	American Funds IS	American Funds IS	American Funds IS
	Growth	Growth	Growth-Income	Growth-Income	International	International
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$18,566,418	$1,518,565,060	$7,747,482	$780,640,509	$3,457,556	$116,535,148
Receivables:
Due from Pacific Life Insurance Company	-	395,459	-	45,234	7,216	-
Investments sold	929	-	9,179	-	-	72,561
Total Assets	18,567,347	1,518,960,519	7,756,661	780,685,743	3,464,772	116,607,709
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,270	-	9,293	-	-	75,641
Investments purchased	-	404,912	-	48,846	7,281	-
Total Liabilities	1,270	404,912	9,293	48,846	7,281	75,641
NET ASSETS	$18,566,077	$1,518,555,607	$7,747,368	$780,636,897	$3,457,491	$116,532,068
NET ASSETS CONSIST OF:
Accumulation units	18,566,077	1,515,698,591	7,747,368	778,283,855	3,457,491	116,209,248
Contracts in payout (annuitization) period	-	2,857,016	-	2,353,042	-	322,820
NET ASSETS	$18,566,077	$1,518,555,607	$7,747,368	$780,636,897	$3,457,491	$116,532,068
Units Outstanding	1,093,912	52,913,694	439,138	30,146,285	308,731	7,554,738
Accumulation Unit Value	$10.75 - $17.33	$12.50 - $54.00	$10.72 - $18.28	$12.19 - $36.15	$11.12 - $11.28	$10.37 - $18.13
Cost of Investments	$14,292,273	$958,421,193	$6,846,889	$593,989,119	$2,921,450	$94,217,569

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	American Funds	American Funds	American Funds	American Funds
	IS International	IS International	IS Managed Risk	IS Managed Risk	American Funds IS	American Funds IS
	Growth and Income	Growth and Income	Asset Allocation	Asset Allocation	New World Fund	New World Fund
	Class 1	Class 4	Class P1	Class P2	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$2,180,644	$79,794,137	$3,833,122	$180,211,801	$7,206,653	$95,244,395
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	3,395	69,673	4,618	70,227	8,702	6,930
Total Assets	2,184,039	79,863,810	3,837,740	180,282,028	7,215,355	95,251,325
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,431	73,203	4,672	73,761	8,846	9,016
Investments purchased	-	-	-	-	-	-
Total Liabilities	3,431	73,203	4,672	73,761	8,846	9,016
NET ASSETS	$2,180,608	$79,790,607	$3,833,068	$180,208,267	$7,206,509	$95,242,309
NET ASSETS CONSIST OF:
Accumulation units	2,180,608	79,772,095	3,833,068	180,186,975	7,206,509	95,199,862
Contracts in payout (annuitization) period	-	18,512	-	21,292	-	42,447
NET ASSETS	$2,180,608	$79,790,607	$3,833,068	$180,208,267	$7,206,509	$95,242,309
Units Outstanding	159,475	4,820,554	290,190	11,621,798	608,063	5,285,362
Accumulation Unit Value	$11.13 - $13.89	$12.16 - $20.36	$13.12 - $13.22	$11.90 - $19.98	$11.04 - $11.93	$11.06 - $22.18
Cost of Investments	$1,769,093	$64,232,511	$3,290,593	$163,235,881	$6,133,960	$65,048,949

	American Funds	American Funds	American Funds IS	American Funds IS	American Funds	American Funds
	IS The Bond Fund	IS The Bond Fund	U.S. Government	U.S. Government	IS Washington	IS Washington
	of America	of America	Securities	Securities	Mutual Investors	Mutual Investors
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$14,187,088	$223,571,815	$4,023,861	$59,115,434	$10,266,155	$412,519,173
Receivables:
Due from Pacific Life Insurance Company	-	119,958	-	-	-	239,456
Investments sold	14,340	-	3,885	52,245	12,137	-
Total Assets	14,201,428	223,691,773	4,027,746	59,167,679	10,278,292	412,758,629
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	14,750	-	3,948	53,857	12,353	-
Investments purchased	-	125,907	-	-	-	249,585
Total Liabilities	14,750	125,907	3,948	53,857	12,353	249,585
NET ASSETS	$14,186,678	$223,565,866	$4,023,798	$59,113,822	$10,265,939	$412,509,044
NET ASSETS CONSIST OF:
Accumulation units	14,186,678	223,495,733	4,023,798	59,065,805	10,265,939	412,249,356
Contracts in payout (annuitization) period	-	70,133	-	48,017	-	259,688
NET ASSETS	$14,186,678	$223,565,866	$4,023,798	$59,113,822	$10,265,939	$412,509,044
Units Outstanding	1,428,974	20,423,518	407,466	5,623,493	589,005	18,780,231
Accumulation Unit Value	$9.80 - $10.38	$9.51 - $11.73	$9.79 - $10.36	$9.49 - $11.53	$10.62 - $18.02	$11.73 - $29.39
Cost of Investments	$14,228,203	$233,780,615	$4,043,596	$60,372,406	$9,077,854	$321,694,830

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	60/40 Target	Capital	Equity	Global	Global	BlackRock
	Allocation ETF	Appreciation	Dividend	Allocation	Allocation	High Yield
	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class III	V.I. Class I
ASSETS
Investments in mutual funds, at value	$388,036,440	$39,004,365	$2,212,461	$2,477,165	$1,113,933,248	$3,851,552
Receivables:
Due from Pacific Life Insurance Company	-	18,140	-	-	-	-
Investments sold	212,795	-	3,007	3,767	513,621	6,200
Total Assets	388,249,235	39,022,505	2,215,468	2,480,932	1,114,446,869	3,857,752
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	219,673	-	3,045	3,813	500,617	6,283
Investments purchased	-	16,428	-	-	-	-
Total Liabilities	219,673	16,428	3,045	3,813	500,617	6,283
NET ASSETS	$388,029,562	$39,006,077	$2,212,423	$2,477,119	$1,113,946,252	$3,851,469
NET ASSETS CONSIST OF:
Accumulation units	388,003,290	38,948,145	2,212,423	2,477,119	1,113,057,892	3,851,469
Contracts in payout (annuitization) period	26,272	57,932	-	-	888,360	-
NET ASSETS	$388,029,562	$39,006,077	$2,212,423	$2,477,119	$1,113,946,252	$3,851,469
Units Outstanding	22,918,490	606,919	137,713	198,150	59,537,117	316,540
Accumulation Unit Value	$11.52 - $21.51	$51.81 - $73.21	$10.89 - $16.30	$12.43 - $12.52	$11.64 - $24.48	$10.37 - $12.23
Cost of Investments	$336,117,807	$40,403,647	$2,093,390	$2,238,074	$994,875,636	$3,724,238

						DFA VA
				DFA VA	DFA VA	Global Moderate
	BlackRock	BlackRock	BlackRock	Equity Allocation	Global Bond	Allocation
	S&P 500 Index	Small Cap Index	Total Return	Institutional	Institutional	Institutional
	V.I. Class I	V.I. Class I	V.I. Class I	Class	Class	Class
ASSETS
Investments in mutual funds, at value	$14,001,907	$10,647,097	$5,879,501	$3,999,481	$1,525,157	$14,575,543
Receivables:
Due from Pacific Life Insurance Company	-	-	3,263	-	-	-
Investments sold	19,848	10,480	-	9,356	1,738	4,033
Total Assets	14,021,755	10,657,577	5,882,764	4,008,837	1,526,895	14,579,576
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	20,105	10,649	-	9,415	1,764	4,219
Investments purchased	-	-	3,364	-	-	-
Total Liabilities	20,105	10,649	3,364	9,415	1,764	4,219
NET ASSETS	$14,001,650	$10,646,928	$5,879,400	$3,999,422	$1,525,131	$14,575,357
NET ASSETS CONSIST OF:
Accumulation units	14,001,650	10,646,928	5,879,400	3,999,422	1,525,131	14,575,357
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$14,001,650	$10,646,928	$5,879,400	$3,999,422	$1,525,131	$14,575,357
Units Outstanding	807,378	951,503	606,564	244,826	145,742	1,159,062
Accumulation Unit Value	$10.90 - $18.29	$11.12 - $11.20	$9.61 - $10.40	$16.22 - $16.34	$10.40 - $10.48	$10.66 - $14.08
Cost of Investments	$12,549,088	$9,417,042	$5,793,195	$3,369,905	$1,557,966	$13,867,726

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	DFA VA	DFA VA
	International	International	DFA VA	DFA VA	DFA VA US	Fidelity VIP
	Small	Value	Short-Term Fixed	US Large Value	Targeted Value	Consumer
	Institutional	Institutional	Institutional	Institutional	Institutional	Discretionary
	Class	Class	Class	Class	Class	Initial Class
ASSETS
Investments in mutual funds, at value	$3,351,115	$8,262,115	$8,052,790	$14,437,183	$6,916,755	$203,199
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	4,162	8,107	9,767	14,438	5,879	327
Total Assets	3,355,277	8,270,222	8,062,557	14,451,621	6,922,634	203,526
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,230	8,255	9,902	14,700	5,997	331
Investments purchased	-	-	-	-	-	-
Total Liabilities	4,230	8,255	9,902	14,700	5,997	331
NET ASSETS	$3,351,047	$8,261,967	$8,052,655	$14,436,921	$6,916,637	$203,195
NET ASSETS CONSIST OF:
Accumulation units	3,351,047	8,261,967	8,052,655	14,436,921	6,916,637	203,195
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$3,351,047	$8,261,967	$8,052,655	$14,436,921	$6,916,637	$203,195
Units Outstanding	240,390	458,369	727,101	933,574	445,714	14,998
Accumulation Unit Value	$11.00 - $14.26	$11.81 - $19.44	$10.17 - $11.15	$10.97 - $16.21	$10.86 - $16.11	$13.55 - $13.55
Cost of Investments	$2,930,674	$6,464,614	$8,107,165	$13,657,772	$6,941,917	$180,452

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Extended Market	Fidelity VIP
	Contrafund	Contrafund	Emerging Markets	Energy	Index	FundsManager 60%
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class	Investor Class
ASSETS
Investments in mutual funds, at value	$13,373,967	$769,541,095	$5,039,366	$2,448,722	$8,843,070	$435,399,575
Receivables:
Due from Pacific Life Insurance Company	-	302,416	-	-	-	146,385
Investments sold	15,669	-	7,002	3,128	11,283	-
Total Assets	13,389,636	769,843,511	5,046,368	2,451,850	8,854,353	435,545,960
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	15,844	-	7,082	3,166	11,421	-
Investments purchased	-	304,826	-	-	-	146,553
Total Liabilities	15,844	304,826	7,082	3,166	11,421	146,553
NET ASSETS	$13,373,792	$769,538,685	$5,039,286	$2,448,684	$8,842,932	$435,399,407
NET ASSETS CONSIST OF:
Accumulation units	13,373,792	768,801,637	5,039,286	2,448,684	8,842,932	435,399,407
Contracts in payout (annuitization) period	-	737,048	-	-	-	-
NET ASSETS	$13,373,792	$769,538,685	$5,039,286	$2,448,684	$8,842,932	$435,399,407
Units Outstanding	710,052	25,883,267	429,529	97,200	712,579	31,705,877
Accumulation Unit Value	$10.85 - $19.15	$12.48 - $57.29	$11.65 - $11.84	$25.04 - $25.23	$10.83 - $12.75	$13.73 - $13.73
Cost of Investments	$12,374,265	$583,644,590	$3,747,931	$2,176,957	$7,610,038	$357,425,942

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP	Investment
	FundsManager 60%	Money Market	Money Market	Opportunities	Index 500	Grade Bond
	Service Class 2	Initial Class	Service Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments in mutual funds, at value	$427,913,127	$37,866,486	$532,527,997	$2,515,310	$14,854,223	$9,803,649
Receivables:
Due from Pacific Life Insurance Company	-	-	-	62,338	-	-
Investments sold	3,952	40,533	292,201	-	13,067	12,266
Total Assets	427,917,079	37,907,019	532,820,198	2,577,648	14,867,290	9,815,915
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	963	41,294	292,135	-	13,356	12,472
Investments purchased	-	-	-	62,381	-	-
Total Liabilities	963	41,294	292,135	62,381	13,356	12,472
NET ASSETS	$427,916,116	$37,865,725	$532,528,063	$2,515,267	$14,853,934	$9,803,443
NET ASSETS CONSIST OF:
Accumulation units	427,787,794	37,865,725	531,183,047	2,515,267	14,853,934	9,803,443
Contracts in payout (annuitization) period	128,322	-	1,345,016	-	-	-
NET ASSETS	$427,916,116	$37,865,725	$532,528,063	$2,515,267	$14,853,934	$9,803,443
Units Outstanding	23,751,067	3,386,987	49,964,542	171,874	849,958	990,290
Accumulation Unit Value	$11.52 - $26.41	$10.16 - $11.40	$9.61 - $11.79	$10.87 - $14.98	$10.90 - $18.31	$9.79 - $10.35
Cost of Investments	$361,750,778	$37,866,486	$532,527,997	$1,590,061	$10,606,682	$9,645,484

			First Trust	First Trust/Dow
	Fidelity VIP	Fidelity VIP	Dorsey Wright	Jones Dividend &	Franklin	Franklin
	Strategic Income	Value Strategies	Tactical Core	Income Allocation	Allocation	Allocation
	Service Class 2	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4
ASSETS
Investments in mutual funds, at value	$111,416,432	$2,560,843	$40,150,664	$508,084,842	$25,259,061	$228,030,529
Receivables:
Due from Pacific Life Insurance Company	91,665	61,767	-	72,549	-	-
Investments sold	-	-	31,378	-	96,119	57,909
Total Assets	111,508,097	2,622,610	40,182,042	508,157,391	25,355,180	228,088,438
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	31,730	-	96,517	51,942
Investments purchased	94,837	61,844	-	70,027	-	-
Total Liabilities	94,837	61,844	31,730	70,027	96,517	51,942
NET ASSETS	$111,413,260	$2,560,766	$40,150,312	$508,087,364	$25,258,663	$228,036,496
NET ASSETS CONSIST OF:
Accumulation units	111,413,260	2,560,766	40,150,312	507,865,164	25,174,587	227,714,602
Contracts in payout (annuitization) period	-	-	-	222,200	84,076	321,894
NET ASSETS	$111,413,260	$2,560,766	$40,150,312	$508,087,364	$25,258,663	$228,036,496
Units Outstanding	8,556,100	164,888	2,588,179	30,500,518	1,017,823	13,085,736
Accumulation Unit Value	$10.64 - $14.83	$10.91 - $15.83	$11.06 - $18.67	$10.65 - $23.42	$21.72 - $26.47	$11.68 - $24.05
Cost of Investments	$107,971,587	$2,323,246	$30,692,929	$461,298,726	$24,581,588	$200,416,395

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
			Franklin		Franklin	Franklin
	Franklin	Franklin	Mutual Global	Franklin	Rising	Rising
	Income	Income	Discovery	Mutual Shares	Dividends	Dividends
	VIP Class 1	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,305,610	$85,351,686	$154,354,807	$208,509	$4,459,193	$265,393,511
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	142,833	-
Investments sold	1,243	8,737	143,152	222	-	70,659
Total Assets	1,306,853	85,360,423	154,497,959	208,731	4,602,026	265,464,170
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,266	11,685	139,554	224	-	70,367
Investments purchased	-	-	-	-	142,932	-
Total Liabilities	1,266	11,685	139,554	224	142,932	70,367
NET ASSETS	$1,305,587	$85,348,738	$154,358,405	$208,507	$4,459,094	$265,393,803
NET ASSETS CONSIST OF:
Accumulation units	1,305,587	85,332,397	154,176,170	208,507	4,459,094	264,833,103
Contracts in payout (annuitization) period	-	16,341	182,235	-	-	560,700
NET ASSETS	$1,305,587	$85,348,738	$154,358,405	$208,507	$4,459,094	$265,393,803
Units Outstanding	93,359	5,694,066	6,047,642	14,099	295,638	10,017,933
Accumulation Unit Value	$13.89 - $13.99	$11.21 - $17.74	$11.62 - $32.76	$14.79 - $14.79	$10.41 - $15.36	$11.44 - $39.55
Cost of Investments	$1,252,709	$79,550,149	$134,747,722	$194,857	$4,322,393	$232,880,787

	Franklin	Franklin	Franklin
	Small Cap	Small-Mid	Strategic	Templeton	Templeton	Templeton
	Value	Cap Growth	Income	Foreign	Global Bond	Global Bond
	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,461,756	$1,832,245	$4,364,628	$852,080	$1,174,060	$48,739,594
Receivables:
Due from Pacific Life Insurance Company	-	8,055	141,518	-	-	-
Investments sold	1,763	-	-	336	1,430	43,629
Total Assets	1,463,519	1,840,300	4,506,146	852,416	1,175,490	48,783,223
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,802	-	-	350	1,450	43,651
Investments purchased	-	8,099	141,616	-	-	-
Total Liabilities	1,802	8,099	141,616	350	1,450	43,651
NET ASSETS	$1,461,717	$1,832,201	$4,364,530	$852,066	$1,174,040	$48,739,572
NET ASSETS CONSIST OF:
Accumulation units	1,461,717	1,832,201	4,364,530	852,066	1,174,040	48,610,731
Contracts in payout (annuitization) period	-	-	-	-	-	128,841
NET ASSETS	$1,461,717	$1,832,201	$4,364,530	$852,066	$1,174,040	$48,739,572
Units Outstanding	107,830	191,587	406,658	61,509	123,869	5,582,823
Accumulation Unit Value	$10.63 - $13.72	$9.51 - $9.72	$10.32 - $10.81	$13.84 - $13.94	$9.42 - $9.49	$7.48 - $11.16
Cost of Investments	$1,408,792	$1,590,639	$4,254,079	$794,228	$1,111,111	$50,295,311

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large Cap	VIT Mid Cap	VIT Strategic	VIT Trend	Invesco V.I.	Invesco V.I.
	Value	Value	Growth	Driven Allocation	American	Balanced-Risk
	Institutional	Institutional	Institutional	Institutional	Value	Allocation
	Shares	Shares	Shares	Shares	Series I	Series I
ASSETS
Investments in mutual funds, at value	$1,115,503	$745,550	$837,684	$99,211	$1,769,460	$563,344
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	870	838	1,226	50	3,171	780
Total Assets	1,116,373	746,388	838,910	99,261	1,772,631	564,124
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	890	853	1,260	52	3,201	789
Investments purchased	-	-	-	-	-	-
Total Liabilities	890	853	1,260	52	3,201	789
NET ASSETS	$1,115,483	$745,535	$837,650	$99,209	$1,769,430	$563,335
NET ASSETS CONSIST OF:
Accumulation units	1,115,483	745,535	837,650	99,209	1,769,430	563,335
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,115,483	$745,535	$837,650	$99,209	$1,769,430	$563,335
Units Outstanding	69,494	50,096	49,803	7,848	91,346	52,579
Accumulation Unit Value	$15.98 - $16.09	$14.80 - $14.91	$16.78 - $16.90	$12.64 - $12.64	$11.63 - $20.80	$10.64 - $10.71
Cost of Investments	$1,184,991	$772,962	$654,545	$108,861	$1,763,261	$582,525

		Invesco V.I.
	Invesco V.I.	Discovery	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Balanced-Risk	Mid Cap	Equity and	EQV International	Global	Invesco V.I.
	Allocation	Growth	Income	Equity	Real Estate	Global
	Series II	Series I	Series II	Series I	Series II	Series II
ASSETS
Investments in mutual funds, at value	$216,664,791	$261,816	$64,385,591	$93,281	$8,529,685	$25,991,157
Receivables:
Due from Pacific Life Insurance Company	-	-	38,868	-	2,979	5,789
Investments sold	91,711	320	-	1	-	-
Total Assets	216,756,502	262,136	64,424,459	93,282	8,532,664	25,996,946
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	83,731	336	-	15	-	-
Investments purchased	-	-	42,434	-	3,495	6,760
Total Liabilities	83,731	336	42,434	15	3,495	6,760
NET ASSETS	$216,672,771	$261,800	$64,382,025	$93,267	$8,529,169	$25,990,186
NET ASSETS CONSIST OF:
Accumulation units	216,585,602	261,800	64,375,721	93,267	8,529,169	25,970,843
Contracts in payout (annuitization) period	87,169	-	6,304	-	-	19,343
NET ASSETS	$216,672,771	$261,800	$64,382,025	$93,267	$8,529,169	$25,990,186
Units Outstanding	14,114,694	24,042	3,440,019	8,614	818,224	1,269,516
Accumulation Unit Value	$9.99 - $26.44	$10.81 - $10.89	$11.52 - $22.64	$10.52 - $11.14	$8.95 - $12.29	$12.02 - $27.26
Cost of Investments	$240,771,476	$230,060	$57,495,106	$88,213	$8,361,626	$24,339,322

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
				Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco	Invesco	Invesco V.I.	S&P 500	S&P 500	S&P 500
	V.I. International	V.I. International	Main Street	Buffer -	Buffer -	Buffer -
	Growth	Growth	Small Cap Fund	December	December	June
	Series I	Series II	Series I	Series I	Series II	Series I
ASSETS
Investments in mutual funds, at value	$261,574	$20,395,577	$1,452,313	$744,540	$47,417,758	$1,739,983
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	218	1,214	1,388	437	12,583	3,919
Total Assets	261,792	20,396,791	1,453,701	744,977	47,430,341	1,743,902
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	223	1,861	1,422	447	14,663	3,945
Investments purchased	-	-	-	-	-	-
Total Liabilities	223	1,861	1,422	447	14,663	3,945
NET ASSETS	$261,569	$20,394,930	$1,452,279	$744,530	$47,415,678	$1,739,957
NET ASSETS CONSIST OF:
Accumulation units	261,569	20,370,749	1,452,279	744,530	47,415,678	1,739,957
Contracts in payout (annuitization) period	-	24,181	-	-	-	-
NET ASSETS	$261,569	$20,394,930	$1,452,279	$744,530	$47,415,678	$1,739,957
Units Outstanding	25,005	1,401,562	115,128	55,753	3,368,154	114,030
Accumulation Unit Value	$10.37 - $10.48	$9.65 - $17.31	$10.53 - $12.98	$13.28 - $13.36	$12.59 - $14.94	$10.58 - $15.44
Cost of Investments	$273,311	$19,566,836	$1,368,658	$658,126	$41,563,529	$1,495,854

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Invesco V.I.
	June	March	March	September	September	Technology
	Series II	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments in mutual funds, at value	$53,884,186	$190,187	$41,289,042	$1,376,932	$67,980,945	$3,274,251
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,921	385	7,155	1,215	2,494	3,539
Total Assets	53,886,107	190,572	41,296,197	1,378,147	67,983,439	3,277,790
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,290	389	9,379	1,233	4,455	3,607
Investments purchased	-	-	-	-	-	-
Total Liabilities	4,290	389	9,379	1,233	4,455	3,607
NET ASSETS	$53,881,817	$190,183	$41,286,818	$1,376,914	$67,978,984	$3,274,183
NET ASSETS CONSIST OF:
Accumulation units	53,881,817	190,183	41,286,818	1,376,914	67,978,984	3,274,183
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$53,881,817	$190,183	$41,286,818	$1,376,914	$67,978,984	$3,274,183
Units Outstanding	3,615,919	14,326	2,989,087	108,979	4,809,256	222,322
Accumulation Unit Value	$14.70 - $15.38	$13.21 - $13.28	$12.59 - $14.43	$10.64 - $13.91	$13.06 - $14.64	$14.66 - $14.77
Cost of Investments	$49,017,726	$186,286	$38,864,918	$1,293,499	$61,976,727	$2,536,381

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
					LVIP American	LVIP
	Janus	Janus	Janus	Janus	Century	American
	Henderson	Henderson	Henderson	Henderson	Inflation	Century
	Balanced	Balanced	Enterprise	Flexible Bond	Protection	Mid Cap Value
	Institutional Shares	Service Shares	Institutional Shares	Service Shares	Standard Class II	Standard Class II
ASSETS
Investments in mutual funds, at value	$5,605,542	$6,188,950,015	$2,414,255	$33,497,424	$790,220	$558,811
Receivables:
Due from Pacific Life Insurance Company	-	-	-	12,384	-	-
Investments sold	6,409	2,163,644	1,887	-	574	570
Total Assets	5,611,951	6,191,113,659	2,416,142	33,509,808	790,794	559,381
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,510	2,157,195	1,940	-	587	586
Investments purchased	-	-	-	13,496	-	-
Total Liabilities	6,510	2,157,195	1,940	13,496	587	586
NET ASSETS	$5,605,441	$6,188,956,464	$2,414,202	$33,496,312	$790,207	$558,795
NET ASSETS CONSIST OF:
Accumulation units	5,605,441	6,187,754,210	2,414,202	33,484,320	790,207	558,795
Contracts in payout (annuitization) period	-	1,202,254	-	11,992	-	-
NET ASSETS	$5,605,441	$6,188,956,464	$2,414,202	$33,496,312	$790,207	$558,795
Units Outstanding	387,127	307,235,528	182,100	3,078,881	73,732	39,007
Accumulation Unit Value	$14.37 - $14.48	$11.58 - $31.25	$10.28 - $13.60	$9.51 - $11.91	$10.20 - $10.81	$14.25 - $14.36
Cost of Investments	$4,698,623	$3,906,893,161	$2,225,450	$34,851,266	$831,572	$572,141

	LVIP
	American					Lord Abbett
	Century	LVIP JPMorgan	LVIP JPMorgan	LVIP JPMorgan	Western Asset	Bond
	Mid Cap Value	Core Bond	Mid Cap Value	U.S. Equity	Core Plus VIT	Debenture
	Service Class	Standard Class	Standard Class	Standard Class	Class I	Class VC
ASSETS
Investments in mutual funds, at value	$84,313,058	$4,964,256	$471,675	$22,493	$1,452,770	$155,211,426
Receivables:
Due from Pacific Life Insurance Company	-	-	-	1	-	63,002
Investments sold	40,129	2,172	376	1	2,586	-
Total Assets	84,353,187	4,966,428	472,051	22,495	1,455,356	155,274,428
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	39,485	2,225	376	-	2,632	-
Investments purchased	-	-	-	-	-	64,333
Total Liabilities	39,485	2,225	376	-	2,632	64,333
NET ASSETS	$84,313,702	$4,964,203	$471,675	$22,495	$1,452,724	$155,210,095
NET ASSETS CONSIST OF:
Accumulation units	84,289,344	4,964,203	471,675	22,495	1,452,724	154,982,688
Contracts in payout (annuitization) period	24,358	-	-	-	-	227,407
NET ASSETS	$84,313,702	$4,964,203	$471,675	$22,495	$1,452,724	$155,210,095
Units Outstanding	3,690,461	495,769	30,751	302	158,164	10,807,749
Accumulation Unit Value	$12.08 - $32.61	$9.76 - $15.55	$10.23 - $45.71	$74.59 - $74.59	$9.13 - $9.20	$10.19 - $16.67
Cost of Investments	$78,767,856	$4,962,682	$478,227	$6,434	$1,513,604	$163,247,143

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
			MFS
		MFS	Massachusetts	MFS	MFS	MFS
	Lord Abbett	International	Investors	New Discovery	Total Return	Utilities
	Total Return	Growth -	Growth Stock -	Series -	Series -	Series -
	Class VC	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments in mutual funds, at value	$221,455,223	$2,622,138	$67,200,552	$1,588,748	$419,618,661	$1,189,569
Receivables:
Due from Pacific Life Insurance Company	8,103	-	-	-	-	-
Investments sold	-	1,047	47,238	1,613	500,561	1,642
Total Assets	221,463,326	2,623,185	67,247,790	1,590,361	420,119,222	1,191,211
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1,096	45,426	1,649	497,518	1,657
Investments purchased	8,145	-	-	-	-	-
Total Liabilities	8,145	1,096	45,426	1,649	497,518	1,657
NET ASSETS	$221,455,181	$2,622,089	$67,202,364	$1,588,712	$419,621,704	$1,189,554
NET ASSETS CONSIST OF:
Accumulation units	220,967,660	2,622,089	67,014,997	1,588,712	419,394,620	1,189,554
Contracts in payout (annuitization) period	487,521	-	187,367	-	227,084	-
NET ASSETS	$221,455,181	$2,622,089	$67,202,364	$1,588,712	$419,621,704	$1,189,554
Units Outstanding	18,025,567	203,007	2,012,695	177,166	22,549,481	84,436
Accumulation Unit Value	$9.67 - $14.02	$10.45 - $13.33	$30.99 - $33.60	$8.69 - $10.73	$11.56 - $26.10	$13.99 - $14.10
Cost of Investments	$244,049,954	$2,210,690	$53,591,494	$1,501,904	$399,843,856	$1,106,221

	MFS	MFS	MFS	Nomura	Nomura
	Utilities	Value	Value	VIP Asset	VIP Energy	TOPS
	Series -	Series -	Series -	Strategy Series	Series	Aggressive Growth
	Service Class	Initial Class	Service Class	Service Class	Service Class	ETF Class 1
ASSETS
Investments in mutual funds, at value	$60,081,013	$1,217,510	$75,450,842	$68,001,223	$42,668,212	$581,020
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	35,750	1,836	4,574	30,713	7,882	1,005
Total Assets	60,116,763	1,219,346	75,455,416	68,031,936	42,676,094	582,025
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	35,236	1,854	3,374	33,057	8,452	1,014
Investments purchased	-	-	-	-	-	-
Total Liabilities	35,236	1,854	3,374	33,057	8,452	1,014
NET ASSETS	$60,081,527	$1,217,492	$75,452,042	$67,998,879	$42,667,642	$581,011
NET ASSETS CONSIST OF:
Accumulation units	60,081,527	1,217,492	75,327,987	67,997,134	42,667,642	581,011
Contracts in payout (annuitization) period	-	-	124,055	1,745	-	-
NET ASSETS	$60,081,527	$1,217,492	$75,452,042	$67,998,879	$42,667,642	$581,011
Units Outstanding	3,238,853	79,566	1,940,023	4,699,050	5,017,992	40,086
Accumulation Unit Value	$10.92 - $25.97	$15.20 - $15.31	$34.30 - $44.88	$11.33 - $21.50	$6.75 - $16.47	$14.41 - $14.52
Cost of Investments	$45,043,814	$1,147,167	$55,745,749	$60,036,457	$17,351,995	$418,933

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
				TOPS	TOPS	TOPS
	TOPS	TOPS	TOPS	Managed Risk	Managed Risk	Managed Risk
	Balanced	Conservative	Growth	Balanced	Growth	Moderate Growth
	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1
ASSETS
Investments in mutual funds, at value	$329,215	$311,604	$1,248,270	$990,864	$745,403	$271,861
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	367	471	2,213	922	500	1,909
Total Assets	329,582	312,075	1,250,483	991,786	745,903	273,770
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	371	489	2,226	938	510	1,917
Investments purchased	-	-	-	-	-	-
Total Liabilities	371	489	2,226	938	510	1,917
NET ASSETS	$329,211	$311,586	$1,248,257	$990,848	$745,393	$271,853
NET ASSETS CONSIST OF:
Accumulation units	329,211	311,586	1,248,257	990,848	745,393	271,853
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$329,211	$311,586	$1,248,257	$990,848	$745,393	$271,853
Units Outstanding	26,187	25,865	88,364	85,242	60,963	22,784
Accumulation Unit Value	$12.57 - $12.57	$12.05 - $12.05	$14.04 - $14.14	$11.62 - $11.62	$12.17 - $12.26	$11.93 - $11.93
Cost of Investments	$307,997	$279,877	$1,032,990	$900,169	$671,509	$248,392

		PIMCO	PIMCO		PIMCO
		Commodity-	Emerging Markets		Long-Term U.S.	PIMCO
	TOPS	RealReturn	Bond -		Government -	Low Duration -
	Moderate Growth	Strategy -	Institutional	PIMCO Income -	Institutional	Institutional
	ETF Class 1	Advisor Class	Class	Advisor Class	Class	Class
ASSETS
Investments in mutual funds, at value	$91,288	$21,487,566	$416,334	$94,966,277	$833,397	$7,498,870
Receivables:
Due from Pacific Life Insurance Company	-	-	-	10,196	-	-
Investments sold	24	983	487	-	709	8,310
Total Assets	91,312	21,488,549	416,821	94,976,473	834,106	7,507,180
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	25	1,485	495	-	718	8,459
Investments purchased	-	-	-	12,947	-	-
Total Liabilities	25	1,485	495	12,947	718	8,459
NET ASSETS	$91,287	$21,487,064	$416,326	$94,963,526	$833,388	$7,498,721
NET ASSETS CONSIST OF:
Accumulation units	91,287	21,456,576	416,326	94,930,205	833,388	7,498,721
Contracts in payout (annuitization) period	-	30,488	-	33,321	-	-
NET ASSETS	$91,287	$21,487,064	$416,326	$94,963,526	$833,388	$7,498,721
Units Outstanding	6,873	2,281,057	37,103	7,694,276	114,400	705,966
Accumulation Unit Value	$13.28 - $13.28	$7.39 - $15.89	$11.15 - $11.23	$10.67 - $13.01	$7.24 - $7.29	$10.24 - $10.65
Cost of Investments	$79,413	$19,709,378	$376,089	$90,862,602	$856,618	$7,370,460

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	PIMCO
	Total Return -			Schwab		State Street
	Institutional	Schwab	Schwab	VIT Balanced	Schwab	Total Return
	Class	S&P 500 Index	VIT Balanced	with Growth	VIT Growth	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$11,386,114	$177,299,832	$56,807,822	$139,880,518	$158,681,495	$23,146,303
Receivables:
Due from Pacific Life Insurance Company	45,712	131,067	-	-	-	-
Investments sold	-	-	818	9,453	39,382	861
Total Assets	11,431,826	177,430,899	56,808,640	139,889,971	158,720,877	23,147,164
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	648	8,958	39,120	14
Investments purchased	45,908	132,637	-	-	-	-
Total Liabilities	45,908	132,637	648	8,958	39,120	14
NET ASSETS	$11,385,918	$177,298,262	$56,807,992	$139,881,013	$158,681,757	$23,147,150
NET ASSETS CONSIST OF:
Accumulation units	11,385,918	177,298,262	56,807,992	139,881,013	158,681,757	23,147,150
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$11,385,918	$177,298,262	$56,807,992	$139,881,013	$158,681,757	$23,147,150
Units Outstanding	1,142,819	11,653,840	3,293,235	6,646,298	6,134,878	1,011,466
Accumulation Unit Value	$9.86 - $10.48	$10.90 - $18.37	$11.12 - $17.81	$11.43 - $21.85	$11.72 - $26.37	$20.05 - $24.17
Cost of Investments	$11,027,490	$145,170,359	$41,428,709	$87,565,444	$89,839,993	$19,927,513

	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Health	Global Resources	Vanguard VIF	Vanguard VIF
	Growth - I	Income - I	Sciences - I	Class S	Balanced	Capital Growth
ASSETS
Investments in mutual funds, at value	$3,759,971	$1,624,574	$1,444,356	$29,121,834	$38,688,737	$5,155,137
Receivables:
Due from Pacific Life Insurance Company	-	-	-	94,397	-	-
Investments sold	3,464	1,827	2,225	-	41,415	7,213
Total Assets	3,763,435	1,626,401	1,446,581	29,216,231	38,730,152	5,162,350
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,578	1,859	2,261	-	42,203	7,338
Investments purchased	-	-	-	95,120	-	-
Total Liabilities	3,578	1,859	2,261	95,120	42,203	7,338
NET ASSETS	$3,759,857	$1,624,542	$1,444,320	$29,121,111	$38,687,949	$5,155,012
NET ASSETS CONSIST OF:
Accumulation units	3,759,857	1,624,542	1,444,320	29,104,454	38,687,949	5,155,012
Contracts in payout (annuitization) period	-	-	-	16,657	-	-
NET ASSETS	$3,759,857	$1,624,542	$1,444,320	$29,121,111	$38,687,949	$5,155,012
Units Outstanding	241,071	103,597	129,414	2,489,403	2,638,337	309,609
Accumulation Unit Value	$10.82 - $16.13	$10.72 - $15.77	$11.10 - $11.18	$9.66 - $14.33	$10.82 - $14.95	$11.90 - $17.40
Cost of Investments	$2,894,845	$1,658,430	$1,369,264	$16,657,525	$34,520,811	$3,763,876

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Conservative	Diversified	Equity	Equity	Global Bond	Vanguard VIF
	Allocation	Value	Income	Index	Index	Growth
ASSETS
Investments in mutual funds, at value	$9,422,141	$6,357,235	$10,501,503	$6,516,909	$4,001,268	$9,662,017
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	8,736	3,421	12,327	6,669	3,259	12,638
Total Assets	9,430,877	6,360,656	10,513,830	6,523,578	4,004,527	9,674,655
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8,956	3,551	12,513	6,779	3,336	12,808
Investments purchased	-	-	-	-	-	-
Total Liabilities	8,956	3,551	12,513	6,779	3,336	12,808
NET ASSETS	$9,421,921	$6,357,105	$10,501,317	$6,516,799	$4,001,191	$9,661,847
NET ASSETS CONSIST OF:
Accumulation units	9,421,921	6,357,105	10,501,317	6,516,799	4,001,191	9,661,847
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$9,421,921	$6,357,105	$10,501,317	$6,516,799	$4,001,191	$9,661,847
Units Outstanding	796,393	382,511	627,122	356,836	409,695	650,596
Accumulation Unit Value	$11.75 - $11.83	$11.09 - $17.19	$10.83 - $17.13	$18.14 - $18.27	$9.60 - $10.28	$10.73 - $15.90
Cost of Investments	$8,440,921	$5,724,897	$9,098,924	$5,048,478	$3,993,154	$6,615,135

						Vanguard VIF
	Vanguard VIF		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term
	High Yield	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-
	Bond	International	Index	Allocation	Index	Grade
ASSETS
Investments in mutual funds, at value	$6,304,631	$7,534,580	$20,500,568	$25,610,938	$4,275,051	$20,479,296
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,360	9,026	22,767	31,198	3,674	21,343
Total Assets	6,305,991	7,543,606	20,523,335	25,642,136	4,278,725	20,500,639
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,471	9,173	23,173	31,762	3,756	21,706
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,471	9,173	23,173	31,762	3,756	21,706
NET ASSETS	$6,304,520	$7,534,433	$20,500,162	$25,610,374	$4,274,969	$20,478,933
NET ASSETS CONSIST OF:
Accumulation units	6,304,520	7,534,433	20,500,162	25,610,374	4,274,969	20,478,933
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$6,304,520	$7,534,433	$20,500,162	$25,610,374	$4,274,969	$20,478,933
Units Outstanding	539,176	812,599	1,526,045	1,971,504	367,969	1,888,108
Accumulation Unit Value	$10.36 - $11.84	$9.04 - $10.37	$10.23 - $13.80	$10.70 - $13.02	$9.99 - $11.65	$10.26 - $10.91
Cost of Investments	$6,051,533	$6,757,396	$18,030,544	$21,614,698	$4,392,048	$19,662,962

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2025

	Variable Accounts
		Vanguard VIF
		Total
	Vanguard VIF	International	Vanguard VIF
	Total Bond	Stock Market	Total Stock
	Market Index	Index	Market Index
ASSETS
Investments in mutual funds, at value	$51,657,137	$35,107,423	$36,357,539
Receivables:
Due from Pacific Life Insurance Company	78,933	-	-
Investments sold	-	37,878	39,468
Total Assets	51,736,070	35,145,301	36,397,007
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	38,516	40,074
Investments purchased	79,760	-	-
Total Liabilities	79,760	38,516	40,074
NET ASSETS	$51,656,310	$35,106,785	$36,356,933
NET ASSETS CONSIST OF:
Accumulation units	51,656,310	35,106,785	36,356,933
Contracts in payout (annuitization) period	-	-	-
NET ASSETS	$51,656,310	$35,106,785	$36,356,933
Units Outstanding	5,344,747	2,642,256	2,200,433
Accumulation Unit Value	$9.56 - $10.35	$11.13 - $13.58	$10.86 - $17.01
Cost of Investments	$50,186,960	$28,650,089	$29,972,426

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Bond	Bond	Core	Diversified	Floating	Floating
	Plus	Plus	Income	Bond	Rate Income	Rate Income
	Class I	Class P (1)	Class I	Class I	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	6,477	118	519,963	1,472,124	1,658,216	5,971
Administrative fees	1,692	236	136,672	333,522	371,897	9,169
Total Expenses	8,169	354	656,635	1,805,646	2,030,113	15,140
Net Investment Income (Loss)	(8,169)	(354)	(656,635)	(1,805,646)	(2,030,113)	(15,140)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,469)	4	(46,826)	3,001,369	8,744,588	11,166
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,469)	4	(46,826)	3,001,369	8,744,588	11,166
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	43,335	4,543	4,007,429	9,453,720	1,518,501	190,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,697	$4,193	$3,303,968	$10,649,443	$8,232,976	$186,771

	High Yield	Inflation	Intermediate	Short Duration	Total	Emerging
	Bond	Managed	Bond	Bond	Return	Markets Debt
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,324,080	1,528,576	369,100	2,384,936	3,020,413	122,929
Administrative fees	250,709	267,601	100,634	546,006	559,267	26,481
Total Expenses	1,574,789	1,796,177	469,734	2,930,942	3,579,680	149,410
Net Investment Income (Loss)	(1,574,789)	(1,796,177)	(469,734)	(2,930,942)	(3,579,680)	(149,410)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,410,507	2,901,786	(65,816)	2,926,194	3,797,402	279,407
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,410,507	2,901,786	(65,816)	2,926,194	3,797,402	279,407
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,215,154	7,577,342	3,396,743	12,473,489	21,307,193	1,549,915
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,050,872	$8,682,951	$2,861,193	$12,468,741	$21,524,915	$1,679,912

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Emerging	Dividend	Equity	Focused		Hedged
	Markets Debt	Growth	Index	Growth	Growth	Equity
	Class P (1)	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	148	4,809,656	20,521,677	3,406,252	5,282,314	3,601,582
Administrative fees	364	1,070,853	4,999,397	739,327	1,013,957	904,280
Total Expenses	512	5,880,509	25,521,074	4,145,579	6,296,271	4,505,862
Net Investment Income (Loss)	(512)	(5,880,509)	(25,521,074)	(4,145,579)	(6,296,271)	(4,505,862)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	92	18,531,189	(4,380,791)	(1,125,176)	14,807,418	(917,638)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	92	18,531,189	(4,380,791)	(1,125,176)	14,807,418	(917,638)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,127	52,702,993	380,571,220	56,839,416	45,437,258	29,098,156
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,707	$65,353,673	$350,669,355	$51,568,661	$53,948,405	$23,674,656

				Large-Cap
	Hedged	Large-Cap	Large-Cap	Plus Bond	Large-Cap	Mid-Cap
	Equity	Core	Growth	Alpha	Value	Growth
	Class P	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	9,431	3,699,276	3,081,966	5,260	2,615,181	2,876,382
Administrative fees	15,089	633,782	643,496	1,411	513,824	601,410
Total Expenses	24,520	4,333,058	3,725,462	6,671	3,129,005	3,477,792
Net Investment Income (Loss)	(24,520)	(4,333,058)	(3,725,462)	(6,671)	(3,129,005)	(3,477,792)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,638	4,736,650	22,623,640	(666)	11,007,794	700,428
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	54,638	4,736,650	22,623,640	(666)	11,007,794	700,428
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	332,641	41,108,903	21,339,222	139,524	13,145,156	6,999,995
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$362,759	$41,512,495	$40,237,400	$132,187	$21,023,945	$4,222,631

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
	Mid-Cap	Mid-Cap		QQQ
	Plus Bond	Plus Bond	Mid-Cap	Plus Bond	Small-Cap	Small-Cap
	Alpha	Alpha	Value	Alpha	Equity	Growth
	Class I	Class P (1)	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,638,669	28	1,390,347	26,063	644,794	1,238,536
Administrative fees	497,496	55	316,703	7,284	142,661	254,848
Total Expenses	3,136,165	83	1,707,050	33,347	787,455	1,493,384
Net Investment Income (Loss)	(3,136,165)	(83)	(1,707,050)	(33,347)	(787,455)	(1,493,384)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,679,449	16	(366,771)	(239,199)	(90,432)	1,969,050
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	20,679,449	16	(366,771)	(239,199)	(90,432)	1,969,050
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	718,076	2,219	16,241,112	538,934	5,792,061	13,551,616
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,261,360	$2,152	$14,167,291	$266,388	$4,914,174	$14,027,282

		Small-Cap	Small-Cap
	Small-Cap	Plus Bond	Plus Bond	Small-Cap		Value
	Index	Alpha	Alpha	Value	Value	Advantage
	Class I	Class I	Class P (1)	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,936,430	11,867	1	1,037,448	1,375,496	800,733
Administrative fees	642,766	3,212	2	209,514	283,002	192,200
Total Expenses	3,579,196	15,079	3	1,246,962	1,658,498	992,933
Net Investment Income (Loss)	(3,579,196)	(15,079)	(3)	(1,246,962)	(1,658,498)	(992,933)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(302,276)	437,130	-	3,092,953	12,388,785	2,012,593
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(302,276)	437,130	-	3,092,953	12,388,785	2,012,593
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	37,395,980	64,244	(246)	2,759,522	17,241,652	6,677,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,514,508	$486,295	$(249)	$4,605,513	$27,971,939	$7,696,739

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		International
		Equity
	Emerging	Plus Bond	International	International	International	International
	Markets	Alpha	Growth	Large-Cap	Small-Cap	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,488,656	8,494	110,553	2,505,257	366,385	1,650,912
Administrative fees	296,215	4,041	29,264	498,254	74,601	317,933
Total Expenses	1,784,871	12,535	139,817	3,003,511	440,986	1,968,845
Net Investment Income (Loss)	(1,784,871)	(12,535)	(139,817)	(3,003,511)	(440,986)	(1,968,845)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,194,548	59,952	(126,012)	14,587,063	3,068,354	392,352
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	9,194,548	59,952	(126,012)	14,587,063	3,068,354	392,352
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	32,627,285	474,057	2,465,223	38,605,237	4,319,657	59,426,827
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,036,962	$521,474	$2,199,394	$50,188,789	$6,947,025	$57,850,334

						ESG
	Health	Real		ESG	ESG	Diversified
	Sciences	Estate	Technology	Diversified	Diversified	Growth
	Class I	Class I	Class I	Class I	Class P	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,739,064	1,096,537	3,227,030	253,423	285	40,965
Administrative fees	536,669	192,641	701,624	60,043	285	10,268
Total Expenses	3,275,733	1,289,178	3,928,654	313,466	570	51,233
Net Investment Income (Loss)	(3,275,733)	(1,289,178)	(3,928,654)	(313,466)	(570)	(51,233)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	24,594,671	6,390,570	8,687,309	425,188	40	(29,905)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	24,594,671	6,390,570	8,687,309	425,188	40	(29,905)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,923,597	(4,337,201)	57,477,516	2,680,132	11,833	638,456
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,242,535	$764,191	$62,236,171	$2,791,854	$11,303	$557,318

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	Variable Accounts
					Pacific	Pacific
	ESG		PSF Avantis	PSF Avantis	Dynamix -	Dynamix -
	Diversified	Capital	Balanced	Balanced	Conservative	Conservative
	Growth	Appreciation	Allocation	Allocation	Growth	Growth
	Class P (1)	Class I (2)	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	69	18,960	2,651,159	2,913	3,846,765	1,746
Administrative fees	138	4,720	654,745	5,825	820,382	2,340
Total Expenses	207	23,680	3,305,904	8,738	4,667,147	4,086
Net Investment Income (Loss)	(207)	(23,680)	(3,305,904)	(8,738)	(4,667,147)	(4,086)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,346	(1,328)	22,320,510	103,419	27,795,601	60,571
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	20,346	(1,328)	22,320,510	103,419	27,795,601	60,571
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(13,204)	25,007	16,825,761	180,851	16,377,018	(4,290)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,935	$(1)	$35,840,367	$275,532	$39,505,472	$52,195

	Pacific	Pacific			Pacific	Pacific
	Dynamix -	Dynamix -	Pacific	Pacific	Dynamix -	Dynamix -
	Moderate	Moderate	Dynamix -	Dynamix -	Aggressive	Aggressive
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P (2)
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	21,314,919	4,023	15,389,250	6,876	67,301	103
Administrative fees	4,768,868	7,355	3,553,483	13,111	17,559	103
Total Expenses	26,083,787	11,378	18,942,733	19,987	84,860	206
Net Investment Income (Loss)	(26,083,787)	(11,378)	(18,942,733)	(19,987)	(84,860)	(206)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	192,784,976	11,315	183,712,698	5,640	(61,698)	53
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	192,784,976	11,315	183,712,698	5,640	(61,698)	53
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	90,846,196	320,884	47,960,684	663,204	1,422,108	5,836
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$257,547,385	$320,821	$212,730,649	$648,857	$1,275,550	$5,683

(1) All units were fully redeemed or transferred prior to December 31, 2025 (See Financial Highlights for date of full redemption).

(2) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		Portfolio			Portfolio	American Funds
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	IS American
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	High-Income
	Conservative	Conservative	Moderate	Growth	Growth	Trust
	Class I	Class I	Class I	Class I	Class I	Class 4
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$5,458,366
EXPENSES
Mortality and expense risk	10,095,397	14,991,056	72,392,893	71,046,179	16,273,947	804,109
Administrative fees	1,663,130	2,366,182	11,298,024	10,659,375	2,435,886	188,449
Total Expenses	11,758,527	17,357,238	83,690,917	81,705,554	18,709,833	992,558
Net Investment Income (Loss)	(11,758,527)	(17,357,238)	(83,690,917)	(81,705,554)	(18,709,833)	4,465,808
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	54,632,926	114,376,942	550,364,690	566,586,894	127,301,012	(527,934)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	54,632,926	114,376,942	550,364,690	566,586,894	127,301,012	(527,934)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	24,257,483	25,444,059	172,003,966	205,067,346	69,826,985	1,705,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,131,882	$122,463,763	$638,677,739	$689,948,686	$178,418,164	$5,643,078

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	IS Asset	IS Asset	IS Capital	IS Capital	IS Capital	IS Capital
	Allocation	Allocation	Income Builder	Income Builder	World Bond	World Bond
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$465,094	$68,461,021	$101,206	$4,224,051	$33,169	$799,706
EXPENSES
Mortality and expense risk	33,329	39,109,321	5,959	1,298,500	1,800	212,745
Administrative fees	53,329	8,477,387	8,422	305,098	2,510	52,416
Total Expenses	86,658	47,586,708	14,381	1,603,598	4,310	265,161
Net Investment Income (Loss)	378,436	20,874,313	86,825	2,620,453	28,859	534,545
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(14,317)	31,857,138	34,433	13,414	(463)	(481,861)
Capital gain distributions	1,120,940	273,257,688	-	-	-	-
Realized Gain (Loss) on Investments	1,106,623	305,114,826	34,433	13,414	(463)	(481,861)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,148,153	182,124,738	336,696	23,491,095	32,130	1,923,093
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,633,212	$508,113,877	$457,954	$26,124,962	$60,526	$1,975,777

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	American	American
	Funds IS	Funds IS				American
	Capital World	Capital World	American	American	American	Funds IS
	Growth and	Growth and	Funds IS	Funds IS	Funds IS	Global Small
	Income	Income	Global Balanced	Global Growth	Global Growth	Capitalization
	Class 1	Class 4	Class 4	Class 1	Class 4	Class 4
INVESTMENT INCOME
Dividends	$47,511	$1,501,303	$1,164,407	$77,179	$2,814,662	$112,208
EXPENSES
Mortality and expense risk	4,123	916,676	700,741	7,601	1,919,187	430,817
Administrative fees	7,260	234,613	181,706	12,833	480,179	107,022
Total Expenses	11,383	1,151,289	882,447	20,434	2,399,366	537,839
Net Investment Income (Loss)	36,128	350,014	281,960	56,745	415,296	(425,631)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	870	(176,741)	(86,215)	(8,957)	(866,341)	(527,566)
Capital gain distributions	75,158	4,007,932	3,270,375	515,006	27,581,987	1,195,922
Realized Gain (Loss) on Investments	76,028	3,831,191	3,184,160	506,049	26,715,646	668,356
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	424,280	19,312,341	9,253,440	281,328	14,071,949	6,666,401
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$536,436	$23,493,546	$12,719,560	$844,122	$41,202,891	$6,909,126

	American	American	American	American	American	American
	Funds IS	Funds IS	Funds IS	Funds IS	Funds IS	Funds IS
	Growth	Growth	Growth-Income	Growth-Income	International	International
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$35,166	$1,633,150	$80,585	$5,276,290	$47,553	$1,240,530
EXPENSES
Mortality and expense risk	27,595	12,076,184	10,858	6,500,379	3,777	845,629
Administrative fees	44,393	2,847,928	19,302	1,459,765	7,113	208,764
Total Expenses	71,988	14,924,112	30,160	7,960,144	10,890	1,054,393
Net Investment Income (Loss)	(36,822)	(13,290,962)	50,425	(2,683,854)	36,663	186,137
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(37,694)	(5,200,812)	(80,133)	(3,091,048)	(1,778)	182,101
Capital gain distributions	1,086,656	102,219,792	979,738	115,868,130	-	-
Realized Gain (Loss) on Investments	1,048,962	97,018,980	899,605	112,777,082	(1,778)	182,101
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,749,604	141,940,217	68,854	(2,747,222)	528,727	23,111,804
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,761,744	$225,668,235	$1,018,884	$107,346,006	$563,612	$23,480,042

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	American	American	American	American
	Funds IS	Funds IS	Funds IS	Funds IS	American	American
	International	International	Managed Risk	Managed Risk	Funds IS	Funds IS
	Growth and	Growth and	Asset Allocation	Asset Allocation	New World Fund	New World Fund
	Income Class 1	Income Class 4	Class P1	Class P2	Class 1	Class 4
INVESTMENT INCOME
Dividends	$50,889	$1,715,086	$105,498	$4,724,504	$87,755	$804,292
EXPENSES
Mortality and expense risk	2,933	606,814	6,125	1,797,739	9,333	727,768
Administrative fees	4,483	144,068	10,857	430,968	16,060	180,133
Total Expenses	7,416	750,882	16,982	2,228,707	25,393	907,901
Net Investment Income (Loss)	43,473	964,204	88,516	2,495,797	62,362	(103,609)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,071)	177,154	(2,948)	1,743,352	(11,376)	252,630
Capital gain distributions	-	-	217,705	11,560,746	201,485	3,572,080
Realized Gain (Loss) on Investments	(3,071)	177,154	214,757	13,304,098	190,109	3,824,710
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	386,633	18,934,103	94,964	2,380,642	1,074,911	16,804,934
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$427,035	$20,075,461	$398,237	$18,180,537	$1,327,382	$20,526,035

	American Funds IS	American Funds IS	American Funds IS	American Funds IS	American Funds IS	American Funds IS
	The Bond Fund	The Bond Fund	U.S. Government	U.S. Government	Washington	Washington
	of America	of America	Securities	Securities	Mutual Investors	Mutual Investors
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$573,771	$9,058,314	$164,829	$2,397,989	$146,877	$4,808,672
EXPENSES
Mortality and expense risk	19,791	1,603,265	5,480	503,927	15,186	3,112,616
Administrative fees	34,380	412,523	10,832	119,191	23,004	771,701
Total Expenses	54,171	2,015,788	16,312	623,118	38,190	3,884,317
Net Investment Income (Loss)	519,600	7,042,526	148,517	1,774,871	108,687	924,355
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(53,829)	(3,822,603)	(17,921)	(1,693,078)	(14,489)	(906,490)
Capital gain distributions	-	-	-	-	501,163	24,562,516
Realized Gain (Loss) on Investments	(53,829)	(3,822,603)	(17,921)	(1,693,078)	486,674	23,656,026
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	301,040	8,612,679	130,519	3,475,254	646,710	28,519,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$766,811	$11,832,602	$261,115	$3,557,047	$1,242,071	$53,100,046

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	60/40 Target	Capital	Equity	Global	Global	BlackRock
	Allocation ETF	Appreciation	Dividend	Allocation	Allocation	High Yield
	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class III	V.I. Class I
INVESTMENT INCOME
Dividends	$8,826,523	$-	$49,110	$80,855	$43,972,219	$187,616
EXPENSES
Mortality and expense risk	2,942,533	262,343	3,764	3,809	11,874,398	4,596
Administrative fees	778,639	58,352	6,715	6,513	2,252,504	8,358
Total Expenses	3,721,172	320,695	10,479	10,322	14,126,902	12,954
Net Investment Income (Loss)	5,105,351	(320,695)	38,631	70,533	29,845,317	174,662
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,165,270)	(19,854)	(126,976)	7,297	15,287,490	(1,231)
Capital gain distributions	14,086,607	4,671,844	177,926	186,364	107,815,785	8,290
Realized Gain (Loss) on Investments	11,921,337	4,651,990	50,950	193,661	123,103,275	7,059
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,172,509	10,103	261,993	143,345	27,580,891	52,322
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,199,197	$4,341,398	$351,574	$407,539	$180,529,483	$234,043

						DFA VA
				DFA VA	DFA VA	Global Moderate
	BlackRock	BlackRock	BlackRock	Equity Allocation	Global Bond	Allocation
	S&P 500 Index	Small Cap Index	Total Return	Institutional	Institutional	Institutional
	V.I. Class I	V.I. Class I	V.I. Class I	Class	Class	Class
INVESTMENT INCOME
Dividends	$149,989	$95,167	$205,596	$76,312	$62,089	$355,554
EXPENSES
Mortality and expense risk	17,509	15,382	7,276	4,764	2,171	10,666
Administrative fees	29,616	26,870	13,701	8,900	3,679	23,875
Total Expenses	47,125	42,252	20,977	13,664	5,850	34,541
Net Investment Income (Loss)	102,864	52,915	184,619	62,648	56,239	321,013
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(115,190)	(85,030)	(8,922)	5,706	(2,973)	(1,333)
Capital gain distributions	726,071	321,778	5,997	46,397	-	132,744
Realized Gain (Loss) on Investments	610,881	236,748	(2,925)	52,103	(2,973)	131,411
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	838,680	859,042	141,083	578,348	(7,712)	608,584
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,552,425	$1,148,705	$322,777	$693,099	$45,554	$1,061,008

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	DFA VA	DFA VA
	International	International	DFA VA	DFA VA	DFA VA US	Fidelity VIP
	Small	Value	Short-Term Fixed	US Large Value	Targeted Value	Consumer
	Institutional	Institutional	Institutional	Institutional	Institutional	Discretionary
	Class	Class	Class	Class	Class	Initial Class
INVESTMENT INCOME
Dividends	$101,216	$305,895	$338,163	$252,358	$120,529	$54
EXPENSES
Mortality and expense risk	4,715	11,365	12,294	19,832	10,953	195
Administrative fees	7,012	19,715	21,531	34,597	17,122	391
Total Expenses	11,727	31,080	33,825	54,429	28,075	586
Net Investment Income (Loss)	89,489	274,815	304,338	197,929	92,454	(532)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,634)	6,885	(29,115)	(72,399)	(62,363)	(83)
Capital gain distributions	122,462	222,667	-	788,229	545,290	8,542
Realized Gain (Loss) on Investments	119,828	229,552	(29,115)	715,830	482,927	8,459
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	488,465	1,890,565	(4,362)	813,096	(11,038)	6,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$697,782	$2,394,932	$270,861	$1,726,855	$564,343	$14,065

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Extended Market	Fidelity VIP
	Contrafund	Contrafund	Emerging Markets	Energy	Index	FundsManager 60%
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class	Investor Class
INVESTMENT INCOME
Dividends	$17,606	$-	$82,825	$49,413	$86,361	$9,182,843
EXPENSES
Mortality and expense risk	20,419	6,057,898	5,868	3,968	9,853	2,888,911
Administrative fees	31,945	1,461,137	10,653	6,629	17,573	962,970
Total Expenses	52,364	7,519,035	16,521	10,597	27,426	3,851,881
Net Investment Income (Loss)	(34,758)	(7,519,035)	66,304	38,816	58,935	5,330,962
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(471,652)	(8,524,323)	735	(4,141)	(21,161)	(162,151)
Capital gain distributions	1,928,993	116,086,215	31,903	-	-	1,487,448
Realized Gain (Loss) on Investments	1,457,341	107,561,892	32,638	(4,141)	(21,161)	1,325,297
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	429,224	21,104,101	1,143,838	184,735	728,870	46,677,749
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,851,807	$121,146,958	$1,242,780	$219,410	$766,644	$53,334,008

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		Fidelity VIP	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP	Investment
	FundsManager 60%	Money Market	Money Market	Opportunities	Index 500	Grade Bond
	Service Class 2	Initial Class	Service Class	Initial Class	Initial Class	Initial Class
INVESTMENT INCOME
Dividends	$8,566,202	$1,212,302	$20,872,026	$-	$147,023	$312,511
EXPENSES
Mortality and expense risk	4,206,251	47,826	4,903,890	3,296	23,991	12,884
Administrative fees	966,986	89,983	1,105,806	6,069	34,550	23,584
Total Expenses	5,173,237	137,809	6,009,696	9,365	58,541	36,468
Net Investment Income (Loss)	3,392,965	1,074,493	14,862,330	(9,365)	88,482	276,043
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,768,103	-	-	14,525	(39,700)	(13,920)
Capital gain distributions	1,782,319	-	-	30,994	59,543	-
Realized Gain (Loss) on Investments	6,550,422	-	-	45,519	19,843	(13,920)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	45,645,586	-	-	387,276	1,777,150	220,658
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,588,973	$1,074,493	$14,862,330	$423,430	$1,885,475	$482,781

			First Trust	First Trust/Dow
	Fidelity VIP	Fidelity VIP	Dorsey Wright	Jones Dividend &	Franklin	Franklin
	Strategic Income	Value Strategies	Tactical Core	Income Allocation	Allocation	Allocation
	Service Class 2	Initial Class	Class I	Class I	VIP Class 2	VIP Class 4
INVESTMENT INCOME
Dividends	$3,835,421	$26,480	$359,471	$12,488,255	$462,519	$4,037,339
EXPENSES
Mortality and expense risk	884,806	5,091	347,648	5,470,670	163,105	2,635,610
Administrative fees	224,259	8,650	87,454	1,201,442	36,340	488,832
Total Expenses	1,109,065	13,741	435,102	6,672,112	199,445	3,124,442
Net Investment Income (Loss)	2,726,356	12,739	(75,631)	5,816,143	263,074	912,897
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(204,038)	(108,925)	367,305	5,003,125	(64,681)	1,700,904
Capital gain distributions	-	96,252	-	29,704,374	976,382	9,010,353
Realized Gain (Loss) on Investments	(204,038)	(12,673)	367,305	34,707,499	911,701	10,711,257
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,732,454	358,374	2,900,903	(19,394,646)	1,501,750	12,201,519
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,254,772	$358,440	$3,192,577	$21,128,996	$2,676,525	$23,825,673

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
			Franklin		Franklin	Franklin
	Franklin	Franklin	Mutual Global	Franklin	Rising	Rising
	Income	Income	Discovery	Mutual Shares	Dividends	Dividends
	VIP Class 1	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2
INVESTMENT INCOME
Dividends	$64,172	$4,185,518	$2,794,907	$4,384	$34,241	$2,102,022
EXPENSES
Mortality and expense risk	1,988	769,154	1,195,234	289	6,012	2,337,198
Administrative fees	3,716	182,649	261,109	577	10,906	537,020
Total Expenses	5,704	951,803	1,456,343	866	16,918	2,874,218
Net Investment Income (Loss)	58,468	3,233,715	1,338,564	3,518	17,323	(772,196)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,259)	145,051	573,616	97	(8,746)	826,344
Capital gain distributions	12,842	879,779	15,492,403	19,026	315,115	25,183,138
Realized Gain (Loss) on Investments	10,583	1,024,830	16,066,019	19,123	306,369	26,009,482
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	78,284	4,640,766	12,072,734	(1,538)	63,157	780,166
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,335	$8,899,311	$29,477,317	$21,103	$386,849	$26,017,452

	Franklin	Franklin	Franklin
	Small Cap	Small-Mid	Strategic	Templeton	Templeton	Templeton
	Value	Cap Growth	Income	Foreign	Global Bond	Global Bond
	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 2
INVESTMENT INCOME
Dividends	$16,333	$-	$146,283	$3,164	$-	$-
EXPENSES
Mortality and expense risk	2,235	3,070	5,594	755	1,390	430,031
Administrative fees	3,959	4,925	9,362	927	2,347	99,178
Total Expenses	6,194	7,995	14,956	1,682	3,737	529,209
Net Investment Income (Loss)	10,139	(7,995)	131,327	1,482	(3,737)	(529,209)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(31,617)	13,483	(727)	8,248	21	(1,268,904)
Capital gain distributions	102,758	64,772	31	7,961	-	-
Realized Gain (Loss) on Investments	71,141	78,255	(696)	16,209	21	(1,268,904)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,849	(39,357)	77,377	57,883	97,978	8,150,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,129	$30,903	$208,008	$75,574	$94,262	$6,352,770

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large Cap	VIT Mid Cap	VIT Strategic	VIT Trend	Invesco V.I.	Invesco V.I.
	Value	Value	Growth	Driven Allocation	American	Balanced-Risk
	Institutional	Institutional	Institutional	Institutional	Value	Allocation
	Shares	Shares	Shares	Shares	Series I	Series I
INVESTMENT INCOME
Dividends	$11,646	$8,594	$-	$3,614	$6,601	$37,829
EXPENSES
Mortality and expense risk	2,004	1,219	2,367	69	2,154	502
Administrative fees	2,947	2,000	3,215	137	3,761	989
Total Expenses	4,951	3,219	5,582	206	5,915	1,491
Net Investment Income (Loss)	6,695	5,375	(5,582)	3,408	686	36,338
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,622)	(1,318)	101,633	(6)	(2,871)	(12,058)
Capital gain distributions	144,864	77,915	122,590	10,087	220,249	-
Realized Gain (Loss) on Investments	140,242	76,597	224,223	10,081	217,378	(12,058)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(54,841)	(14,463)	3,996	(9,500)	38,720	7,281
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,096	$67,509	$222,637	$3,989	$256,784	$31,561

		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Invesco V.I.	EQV	Invesco V.I.
	Balanced-Risk	Mid Cap	Equity and	International	Global	Invesco V.I.
	Allocation	Growth	Income	Equity	Real Estate	Global
	Series II	Series I	Series II	Series I	Series II	Series II
INVESTMENT INCOME
Dividends	$14,778,759	$-	$1,164,482	$1,269	$151,720	$-
EXPENSES
Mortality and expense risk	2,504,441	332	516,151	340	77,519	242,437
Administrative fees	494,282	623	123,137	694	19,457	56,143
Total Expenses	2,998,723	955	639,288	1,034	96,976	298,580
Net Investment Income (Loss)	11,780,036	(955)	525,194	235	54,744	(298,580)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,585,715)	(3,939)	19,017	2,483	(17,715)	122,761
Capital gain distributions	-	18,690	3,341,018	5,634	-	4,779,368
Realized Gain (Loss) on Investments	(6,585,715)	14,751	3,360,035	8,117	(17,715)	4,902,129
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,625,957	(4,637)	2,846,602	39,874	503,829	(1,372,995)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,820,278	$9,159	$6,731,831	$48,226	$540,858	$3,230,554

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
				Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	S&P 500	S&P 500	S&P 500
	International	International	Main Street	Buffer -	Buffer -	Buffer -
	Growth	Growth	Small Cap Fund	December	December	June
	Series I	Series II	Series I	Series I	Series II	Series I
INVESTMENT INCOME
Dividends	$738	$11,674	$6,004	$-	$-	$-
EXPENSES
Mortality and expense risk	329	178,197	2,480	1,113	411,414	2,401
Administrative fees	596	45,613	3,626	2,188	115,811	4,779
Total Expenses	925	223,810	6,106	3,301	527,225	7,180
Net Investment Income (Loss)	(187)	(212,136)	(102)	(3,301)	(527,225)	(7,180)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,378)	109,828	(12,088)	(26,391)	(107,394)	(5,527)
Capital gain distributions	19,785	1,733,995	134,752	52,400	3,418,123	130,867
Realized Gain (Loss) on Investments	17,407	1,843,823	122,664	26,009	3,310,729	125,340
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,036	1,145,549	(29,083)	27,526	2,259,791	81,659
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,256	$2,777,236	$93,479	$50,234	$5,043,295	$199,819

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Invesco V.I.
	June	March	March	September	September	Technology
	Series II	Series I	Series II	Series I	Series II	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	411,738	225	343,620	1,096	453,858	5,302
Administrative fees	114,587	414	96,004	2,113	128,028	7,555
Total Expenses	526,325	639	439,624	3,209	581,886	12,857
Net Investment Income (Loss)	(526,325)	(639)	(439,624)	(3,209)	(581,886)	(12,857)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(179,816)	(1,421)	(155,313)	(2,256)	(649,004)	(3,549)
Capital gain distributions	3,872,274	15,295	3,173,403	67,627	3,254,141	335,864
Realized Gain (Loss) on Investments	3,692,458	13,874	3,018,090	65,371	2,605,137	332,315
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,111,163	(560)	368,319	21,796	3,341,304	172,287
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,277,296	$12,675	$2,946,785	$83,958	$5,364,555	$491,745

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
					LVIP American	LVIP
	Janus		Janus		Century	American
	Henderson	Janus	Henderson	Janus	Inflation	Century
	Balanced	Henderson	Enterprise	Henderson	Protection	Mid Cap Value
	Institutional	Balanced	Institutional	Flexible Bond	Standard	Standard
	Shares	Service Shares	Shares	Service Shares	Class II	Class II
INVESTMENT INCOME
Dividends	$107,765	$103,275,352	$4,093	$1,497,060	$60,523	$10,445
EXPENSES
Mortality and expense risk	7,764	59,706,605	4,935	300,935	852	1,009
Administrative fees	15,424	14,428,662	6,214	73,991	1,687	1,551
Total Expenses	23,188	74,135,267	11,149	374,926	2,539	2,560
Net Investment Income (Loss)	84,577	29,140,085	(7,056)	1,122,134	57,984	7,885
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,850	159,954,918	(17,288)	(854,844)	(628)	(2,167)
Capital gain distributions	163,996	189,795,240	146,637	-	-	43,158
Realized Gain (Loss) on Investments	167,846	349,750,158	129,349	(854,844)	(628)	40,991
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	440,393	391,847,463	13,033	1,706,048	(29,016)	(6,258)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$692,816	$770,737,706	$135,326	$1,973,338	$28,340	$42,618

	LVIP
	American	LVIP	LVIP	LVIP		Lord Abbett
	Century	JPMorgan	JPMorgan	JPMorgan	Western Asset	Bond
	Mid Cap Value	Core Bond	Mid Cap Value	U.S. Equity	Core Plus VIT	Debenture
	Service Class	Standard Class	Standard Class	Standard Class	Class I	Class VC
INVESTMENT INCOME
Dividends	$1,373,131	$163,800	$3,965	$98	$66,414	$8,985,675
EXPENSES
Mortality and expense risk	793,371	7,647	1,768	332	2,780	1,197,530
Administrative fees	184,470	11,419	820	40	4,535	279,874
Total Expenses	977,841	19,066	2,588	372	7,315	1,477,404
Net Investment Income (Loss)	395,290	144,734	1,377	(274)	59,099	7,508,271
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	319,410	(9,202)	(1,567)	(1,053)	(39,115)	(1,568,192)
Capital gain distributions	6,943,441	-	37,917	608	-	-
Realized Gain (Loss) on Investments	7,262,851	(9,202)	36,350	(445)	(39,115)	(1,568,192)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,388,819)	119,809	(26,178)	3,338	85,196	4,426,250
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,269,322	$255,341	$11,549	$2,619	$105,180	$10,366,329

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
			MFS
		MFS	Massachusetts	MFS	MFS	MFS
	Lord Abbett	International	Investors	New Discovery	Total Return	Utilities
	Total Return	Growth -	Growth Stock -	Series -	Series -	Series -
	Class VC	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INVESTMENT INCOME
Dividends	$10,230,587	$18,613	$11,349	$-	$10,676,920	$32,654
EXPENSES
Mortality and expense risk	1,559,365	4,093	441,850	2,949	4,185,585	1,775
Administrative fees	360,928	6,412	100,950	4,279	915,512	3,302
Total Expenses	1,920,293	10,505	542,800	7,228	5,101,097	5,077
Net Investment Income (Loss)	8,310,294	8,108	(531,451)	(7,228)	5,575,823	27,577
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,919,119)	1,203	738,245	(68,680)	1,837,831	(2,535)
Capital gain distributions	-	110,729	9,834,513	-	31,412,061	14,934
Realized Gain (Loss) on Investments	(3,919,119)	111,932	10,572,758	(68,680)	33,249,892	12,399
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,157,933	249,219	(4,263,374)	255,053	(68,524)	110,364
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,549,108	$369,259	$5,777,933	$179,145	$38,757,191	$150,340

	MFS	MFS	MFS	Nomura	Nomura	TOPS
	Utilities	Value	Value	VIP Asset	VIP Energy	Aggressive
	Series -	Series -	Series -	Strategy Series	Series	Growth
	Service Class	Initial Class	Service Class	Service Class	Service Class	ETF Class 1
INVESTMENT INCOME
Dividends	$1,570,483	$18,648	$1,027,409	$828,233	$423,445	$7,570
EXPENSES
Mortality and expense risk	549,291	1,654	504,289	635,477	418,285	997
Administrative fees	126,858	3,133	111,170	144,858	99,986	1,679
Total Expenses	676,149	4,787	615,459	780,335	518,271	2,676
Net Investment Income (Loss)	894,334	13,861	411,950	47,898	(94,826)	4,894
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	534,218	(18,560)	613,861	(78,299)	1,355,175	2,877
Capital gain distributions	783,205	86,751	5,676,576	4,223,324	-	7,966
Realized Gain (Loss) on Investments	1,317,423	68,191	6,290,437	4,145,025	1,355,175	10,843
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,936,208	36,196	1,617,777	4,390,365	2,916,746	78,617
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,147,965	$118,248	$8,320,164	$8,583,288	$4,177,095	$94,354

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
						TOPS
				TOPS	TOPS	Managed Risk
	TOPS	TOPS	TOPS	Managed Risk	Managed Risk	Moderate
	Balanced	Conservative	Growth	Balanced	Growth	Growth
	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1
INVESTMENT INCOME
Dividends	$3,511	$10,821	$17,535	$25,971	$17,016	$7,665
EXPENSES
Mortality and expense risk	237	559	1,759	1,248	1,390	385
Administrative fees	455	1,118	2,918	2,495	2,071	769
Total Expenses	692	1,677	4,677	3,743	3,461	1,154
Net Investment Income (Loss)	2,819	9,144	12,858	22,228	13,555	6,511
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,763	2,852	(55)	150	(74)	39
Capital gain distributions	1,772	2,737	19,158	-	-	-
Realized Gain (Loss) on Investments	6,535	5,589	19,103	150	(74)	39
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,812	21,113	125,506	50,335	62,780	18,533
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,166	$35,846	$157,467	$72,713	$76,261	$25,083

		PIMCO	PIMCO		PIMCO
	TOPS	Commodity-	Emerging Markets		Long-Term U.S.	PIMCO
	Moderate	RealReturn	Bond -	PIMCO	Government -	Low Duration -
	Growth	Strategy -	Institutional	Income -	Institutional	Institutional
	ETF Class 1	Advisor Class	Class	Advisor Class	Class	Class
INVESTMENT INCOME
Dividends	$1,721	$611,282	$28,219	$4,280,313	$30,134	$271,752
EXPENSES
Mortality and expense risk	127	204,977	670	754,302	1,539	12,993
Administrative fees	254	48,700	1,201	189,858	2,651	19,928
Total Expenses	381	253,677	1,871	944,160	4,190	32,921
Net Investment Income (Loss)	1,340	357,605	26,348	3,336,153	25,944	238,831
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	16	(346,722)	393	(96,341)	(14,579)	(1,342)
Capital gain distributions	1,444	-	-	-	-	-
Realized Gain (Loss) on Investments	1,460	(346,722)	393	(96,341)	(14,579)	(1,342)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,098	2,977,522	28,330	3,851,734	38,305	96,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,898	$2,988,405	$55,071	$7,091,546	$49,670	$333,690

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	PIMCO
	Total Return -			Schwab		State Street
	Institutional	Schwab	Schwab	VIT Balanced	Schwab	Total Return
	Class	S&P 500 Index	VIT Balanced	with Growth	VIT Growth	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$351,522	$979,249	$1,292,587	$2,930,884	$2,946,894	$495,639
EXPENSES
Mortality and expense risk	14,230	179,388	199,297	517,847	550,706	159,295
Administrative fees	24,760	285,494	137,258	333,518	379,662	34,611
Total Expenses	38,990	464,882	336,555	851,365	930,368	193,906
Net Investment Income (Loss)	312,532	514,367	956,032	2,079,519	2,016,526	301,733
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,857)	(304,366)	805,304	3,224,827	2,431,623	373,693
Capital gain distributions	-	-	988,909	3,499,661	8,474,807	966,836
Realized Gain (Loss) on Investments	(6,857)	(304,366)	1,794,213	6,724,488	10,906,430	1,340,529
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	372,376	17,007,324	3,433,598	9,727,374	11,644,160	1,503,557
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$678,051	$17,217,325	$6,183,843	$18,531,381	$24,567,116	$3,145,819

	T. Rowe Price	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Health	Global Resources	Vanguard VIF	Vanguard VIF
	Growth - I	Income - I	Sciences - I	Class S	Balanced	Capital Growth
INVESTMENT INCOME
Dividends	$-	$20,236	$-	$511,263	$548,786	$32,061
EXPENSES
Mortality and expense risk	5,598	2,116	2,301	207,792	48,654	5,691
Administrative fees	8,610	3,524	3,727	48,850	90,426	10,759
Total Expenses	14,208	5,640	6,028	256,642	139,080	16,450
Net Investment Income (Loss)	(14,208)	14,596	(6,028)	254,621	409,706	15,611
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(19,941)	(7,804)	(44,077)	290,960	(156,191)	(19,739)
Capital gain distributions	275,943	143,281	48,527	-	2,350,611	137,760
Realized Gain (Loss) on Investments	256,002	135,477	4,450	290,960	2,194,420	118,021
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	244,852	7,368	219,744	5,899,096	2,085,595	865,095
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$486,646	$157,441	$218,166	$6,444,677	$4,689,721	$998,727

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Conservative	Diversified	Equity	Equity	Global Bond	Vanguard VIF
	Allocation	Value	Income	Index	Index	Growth
INVESTMENT INCOME
Dividends	$209,411	$83,143	$177,256	$47,284	$59,455	$17,436
EXPENSES
Mortality and expense risk	12,995	9,838	14,932	8,327	5,601	16,562
Administrative fees	25,346	16,694	25,967	15,488	8,035	25,340
Total Expenses	38,341	26,532	40,899	23,815	13,636	41,902
Net Investment Income (Loss)	171,070	56,611	136,357	23,469	45,819	(24,466)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,310)	(39,378)	(68,586)	23,636	(8,878)	(150,972)
Capital gain distributions	245,310	434,757	538,819	91,108	3,624	471,881
Realized Gain (Loss) on Investments	239,000	395,379	470,233	114,744	(5,254)	320,909
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	571,606	425,848	852,450	747,481	87,157	832,818
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$981,676	$877,838	$1,459,040	$885,694	$127,722	$1,129,261

						Vanguard VIF
	Vanguard VIF		Vanguard VIF	Vanguard VIF	Vanguard VIF	Short-Term
	High Yield	Vanguard VIF	Mid-Cap	Moderate	Real Estate	Investment-
	Bond	International	Index	Allocation	Index	Grade
INVESTMENT INCOME
Dividends	$286,726	$34,265	$193,758	$535,227	$95,145	$663,109
EXPENSES
Mortality and expense risk	8,660	9,524	28,961	39,276	6,599	30,222
Administrative fees	14,242	15,729	49,518	69,054	11,390	52,063
Total Expenses	22,902	25,253	78,479	108,330	17,989	82,285
Net Investment Income (Loss)	263,824	9,012	115,279	426,897	77,156	580,824
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(19,191)	(23,988)	(109,146)	(20,722)	(35,816)	(13,068)
Capital gain distributions	-	230,936	771,910	899,133	60,921	-
Realized Gain (Loss) on Investments	(19,191)	206,948	662,764	878,411	25,105	(13,068)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	138,771	613,615	902,559	2,071,933	(21,056)	487,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$383,404	$829,575	$1,680,602	$3,377,241	$81,205	$1,054,831

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2025

	Variable Accounts
		Vanguard VIF
		Total
	Vanguard VIF	International	Vanguard VIF
	Total Bond	Stock Market	Total Stock
	Market Index	Index	Market Index
INVESTMENT INCOME
Dividends	$1,297,775	$616,129	$284,573
EXPENSES
Mortality and expense risk	69,313	43,946	48,047
Administrative fees	125,781	75,633	85,577
Total Expenses	195,094	119,579	133,624
Net Investment Income (Loss)	1,102,681	496,550	150,949
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(68,178)	(18,583)	(84,879)
Capital gain distributions	-	375,599	1,328,452
Realized Gain (Loss) on Investments	(68,178)	357,016	1,243,573
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,518,612	5,967,153	3,442,020
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,553,115	$6,820,719	$4,836,542

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Bond Plus		Bond Plus		Core Income
	Class I (1)		Class P (2)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,169)	$(175)	$(354)		$(656,635)	$(537,560)
Realized gain (loss) on investments	(1,469)	(16)	4		(46,826)	(4,472)
Change in net unrealized appreciation (depreciation) on investments	43,335	(2,600)	4,543		4,007,429	1,400,701
Net Increase (Decrease) in Net Assets Resulting from Operations	33,697	(2,791)	4,193		3,303,968	858,669
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	593,288	117,294	282,165		12,016,992	10,761,903
Transfers between variable and fixed accounts, net	748,425	176,734	22,765		8,255,640	6,881,877
Contract benefits and terminations	(235,283)	(3,795)	(40)		(5,095,818)	(5,670,765)
Contract charges and deductions	(3,255)	-	-		(73,550)	(30,197)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		410	373
Other	68	(19)	(3)		564	(3,550)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,103,243	290,214	304,887		15,104,238	11,939,641
NET INCREASE (DECREASE) IN NET ASSETS	1,136,940	287,423	309,080		18,408,206	12,798,310
NET ASSETS
Beginning of Year or Period	287,423	-	-		54,274,307	41,475,997
End of Year or Period	$1,424,363	$287,423	$309,080		$72,682,513	$54,274,307

	Diversified Bond		Floating Rate Income		Floating Rate Income
	Class I		Class I		Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,805,646)	$(1,895,302)	$(2,030,113)	$(2,216,001)	$(15,140)	$(12,267)
Realized gain (loss) on investments	3,001,369	1,496,812	8,744,588	3,490,261	11,166	4,902
Change in net unrealized appreciation (depreciation) on investments	9,453,720	1,328,638	1,518,501	10,439,409	190,745	192,235
Net Increase (Decrease) in Net Assets Resulting from Operations	10,649,443	930,148	8,232,976	11,713,669	186,771	184,870
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,675,158	11,972,214	12,151,829	17,308,015	743,448	666,379
Transfers between variable and fixed accounts, net	2,162,096	4,004,636	(10,255,815)	6,123,645	(208,141)	(153,059)
Contract benefits and terminations	(25,571,623)	(22,482,393)	(27,024,173)	(32,759,150)	(277,594)	(202,062)
Contract charges and deductions	(275,403)	(270,952)	(253,345)	(235,273)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	200	(1,074)	1,359	362	-	-
Other	1,390	6,335	(12,778)	(62)	(223)	31
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,008,182)	(6,771,234)	(25,392,923)	(9,562,463)	257,490	311,289
NET INCREASE (DECREASE) IN NET ASSETS	(2,358,739)	(5,841,086)	(17,159,947)	2,151,206	444,261	496,159
NET ASSETS
Beginning of Year	166,330,810	172,171,896	178,520,188	176,368,982	2,736,158	2,239,999
End of Year	$163,972,071	$166,330,810	$161,360,241	$178,520,188	$3,180,419	$2,736,158

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	High Yield Bond		Inflation Managed		Intermediate Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,574,789)	$(1,702,705)	$(1,796,177)	$(1,948,935)	$(469,734)	$(281,172)
Realized gain (loss) on investments	5,410,507	9,838,316	2,901,786	3,884,702	(65,816)	(31,661)
Change in net unrealized appreciation (depreciation) on investments	3,215,154	(799,519)	7,577,342	(401,213)	3,396,743	625,576
Net Increase (Decrease) in Net Assets Resulting from Operations	7,050,872	7,336,092	8,682,951	1,534,554	2,861,193	312,743
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,591,461	6,129,392	4,270,278	4,596,024	17,229,923	12,882,774
Transfers between variable and fixed accounts, net	9,787,646	358,400	3,748,258	499,781	10,734,607	6,366,154
Contract benefits and terminations	(23,919,807)	(23,366,933)	(18,606,767)	(22,991,933)	(3,595,860)	(2,269,737)
Contract charges and deductions	(268,846)	(271,952)	(244,590)	(258,222)	(107,754)	(53,298)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,315)	(1,998)	1,811	(6,649)	-	-
Other	101	(2,660)	951	1,247	(966)	648
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,813,760)	(17,155,751)	(10,830,059)	(18,159,752)	24,259,950	16,926,541
NET INCREASE (DECREASE) IN NET ASSETS	237,112	(9,819,659)	(2,147,108)	(16,625,198)	27,121,143	17,239,284
NET ASSETS
Beginning of Year	124,418,406	134,238,065	137,165,595	153,790,793	38,745,687	21,506,403
End of Year	$124,655,518	$124,418,406	$135,018,487	$137,165,595	$65,866,830	$38,745,687

	Short Duration Bond		Total Return		Emerging Markets Debt
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,930,942)	$(2,977,726)	$(3,579,680)	$(3,641,230)	$(149,410)	$(148,492)
Realized gain (loss) on investments	2,926,194	2,519,036	3,797,402	2,310,155	279,407	232,731
Change in net unrealized appreciation (depreciation) on investments	12,473,489	11,312,675	21,307,193	5,438,627	1,549,915	588,104
Net Increase (Decrease) in Net Assets Resulting from Operations	12,468,741	10,853,985	21,524,915	4,107,552	1,679,912	672,343
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,519,373	15,903,834	23,707,660	20,636,638	1,339,051	721,564
Transfers between variable and fixed accounts, net	29,038,744	29,866,804	11,918,331	16,578,824	47,948	769,813
Contract benefits and terminations	(60,398,726)	(57,159,078)	(43,390,623)	(41,618,471)	(1,891,027)	(2,120,156)
Contract charges and deductions	(989,519)	(1,063,217)	(571,808)	(552,080)	(28,892)	(29,113)
Adjustments to net assets allocated to contracts in payout (annuitization) period	5,182	(20,963)	(8,881)	(15,525)	-	-
Other	335	3,603	4,498	(3,919)	(338)	39
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(10,824,611)	(12,469,017)	(8,340,823)	(4,974,533)	(533,258)	(657,853)
NET INCREASE (DECREASE) IN NET ASSETS	1,644,130	(1,615,032)	13,184,092	(866,981)	1,146,654	14,490
NET ASSETS
Beginning of Year	291,381,056	292,996,088	288,415,450	289,282,431	12,369,212	12,354,722
End of Year	$293,025,186	$291,381,056	$301,599,542	$288,415,450	$13,515,866	$12,369,212

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Emerging Markets Debt		Dividend Growth		Equity Index
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(512)		$(5,880,509)	$(5,656,449)	$(25,521,074)	$(21,137,486)
Realized gain (loss) on investments	92		18,531,189	14,396,478	(4,380,791)	9,734,049
Change in net unrealized appreciation (depreciation) on investments	17,127		52,702,993	46,427,589	380,571,220	383,344,576
Net Increase (Decrease) in Net Assets Resulting from Operations	16,707		65,353,673	55,167,618	350,669,355	371,941,139
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	398,704		43,856,912	55,525,408	411,418,631	394,709,874
Transfers between variable and fixed accounts, net	48,471		4,984,079	(326,602)	(35,579,670)	(13,850,975)
Contract benefits and terminations	(707)		(64,888,252)	(65,284,321)	(263,547,775)	(259,719,056)
Contract charges and deductions	-		(995,235)	(844,699)	(3,269,195)	(1,261,807)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		(1,015)	(573)	(167,820)	(26,982)
Other	(147)		(8,968)	13,516	(122,866)	(31,974)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	446,321		(17,052,479)	(10,917,271)	108,731,305	119,819,080
NET INCREASE (DECREASE) IN NET ASSETS	463,028		48,301,194	44,250,347	459,400,660	491,760,219
NET ASSETS
Beginning of Year or Period	-		504,917,865	460,667,518	2,070,647,651	1,578,887,432
End of Year or Period	$463,028		$553,219,059	$504,917,865	$2,530,048,311	$2,070,647,651

	Focused Growth		Growth		Hedged Equity
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,145,579)	$(3,469,420)	$(6,296,271)	$(5,724,350)	$(4,505,862)	$(3,548,996)
Realized gain (loss) on investments	(1,125,176)	1,289,022	14,807,418	4,669,583	(917,638)	468,942
Change in net unrealized appreciation (depreciation) on investments	56,839,416	63,696,909	45,437,258	118,482,508	29,098,156	46,259,534
Net Increase (Decrease) in Net Assets Resulting from Operations	51,568,661	61,516,511	53,948,405	117,427,741	23,674,656	43,179,480
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	41,174,353	49,353,979	49,649,588	50,556,568	58,960,397	70,371,046
Transfers between variable and fixed accounts, net	3,079,338	9,697,836	(74,561)	7,320,355	14,780,230	37,613,491
Contract benefits and terminations	(36,532,756)	(36,912,823)	(59,528,540)	(57,118,709)	(39,866,785)	(27,558,272)
Contract charges and deductions	(737,185)	(379,479)	(829,104)	(542,428)	(3,901,520)	(2,986,830)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,982)	(37)	(44,701)	(21,011)	(195)	-
Other	(20,386)	8,510	(11,077)	11,582	(41,872)	714
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,961,382	21,767,986	(10,838,395)	206,357	29,930,255	77,440,149
NET INCREASE (DECREASE) IN NET ASSETS	58,530,043	83,284,497	43,110,010	117,634,098	53,604,911	120,619,629
NET ASSETS
Beginning of Year	313,241,523	229,957,026	504,031,494	386,397,396	347,338,488	226,718,859
End of Year	$371,771,566	$313,241,523	$547,141,504	$504,031,494	$400,943,399	$347,338,488

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Hedged Equity		Large-Cap Core		Large-Cap Growth
	Class P		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(24,520)	$(17,116)	$(4,333,058)	$(4,022,439)	$(3,725,462)	$(3,608,530)
Realized gain (loss) on investments	54,638	1,503	4,736,650	9,209,085	22,623,640	31,081,008
Change in net unrealized appreciation (depreciation) on investments	332,641	566,458	41,108,903	53,812,118	21,339,222	41,887,608
Net Increase (Decrease) in Net Assets Resulting from Operations	362,759	550,845	41,512,495	58,998,764	40,237,400	69,360,086
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	124,106	938,039	35,565,354	34,475,774	19,711,869	23,028,994
Transfers between variable and fixed accounts, net	360,087	664,753	2,172,847	(1,688,893)	(8,037,419)	(1,860,409)
Contract benefits and terminations	(49,642)	(48,314)	(37,754,518)	(36,655,207)	(39,336,189)	(47,405,388)
Contract charges and deductions	(26,631)	(19,782)	(565,684)	(407,561)	(398,975)	(267,468)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(20,873)	(15,418)	(6,488)	2,179
Other	(13)	(189)	(8,534)	(19,912)	4,814	(4,626)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	407,907	1,534,507	(611,408)	(4,311,217)	(28,062,388)	(26,506,718)
NET INCREASE (DECREASE) IN NET ASSETS	770,666	2,085,352	40,901,087	54,687,547	12,175,012	42,853,368
NET ASSETS
Beginning of Year	4,724,398	2,639,046	323,335,845	268,648,298	301,291,702	258,438,334
End of Year	$5,495,064	$4,724,398	$364,236,932	$323,335,845	$313,466,714	$301,291,702

	Large-Cap Plus Bond Alpha		Large-Cap Value		Mid-Cap Growth
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,671)	$(3)	$(3,129,005)	$(3,174,366)	$(3,477,792)	$(3,476,114)
Realized gain (loss) on investments	(666)	32	11,007,794	13,349,988	700,428	8,447,171
Change in net unrealized appreciation (depreciation) on investments	139,524	(60)	13,145,156	5,524,926	6,999,995	(1,404,124)
Net Increase (Decrease) in Net Assets Resulting from Operations	132,187	(31)	21,023,945	15,700,548	4,222,631	3,566,933
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	334,762	-	18,102,907	23,774,069	26,861,171	36,382,422
Transfers between variable and fixed accounts, net	607,726	3,941	2,464,054	(3,603,026)	8,702,326	327,140
Contract benefits and terminations	(12,618)	-	(30,495,179)	(33,540,435)	(33,685,350)	(37,120,866)
Contract charges and deductions	(153)	-	(310,141)	(222,412)	(714,027)	(570,350)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(13,499)	(2,022)	1,978	(4,706)
Other	202	-	(4,050)	(5,909)	(670)	(11,434)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	929,919	3,941	(10,255,908)	(13,599,735)	1,165,428	(997,794)
NET INCREASE (DECREASE) IN NET ASSETS	1,062,106	3,910	10,768,037	2,100,813	5,388,059	2,569,139
NET ASSETS
Beginning of Year or Period	3,910	-	249,427,464	247,326,651	290,043,210	287,474,071
End of Year or Period	$1,066,016	$3,910	$260,195,501	$249,427,464	$295,431,269	$290,043,210

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Mid-Cap Plus Bond Alpha		Mid-Cap Plus Bond Alpha		Mid-Cap Value
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,136,165)	$(3,101,279)	$(83)		$(1,707,050)	$(1,479,075)
Realized gain (loss) on investments	20,679,449	1,649,533	16		(366,771)	425,360
Change in net unrealized appreciation (depreciation) on investments	718,076	31,574,749	2,219		16,241,112	11,732,366
Net Increase (Decrease) in Net Assets Resulting from Operations	18,261,360	30,123,003	2,152		14,167,291	10,678,651
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,901,986	26,933,593	32,651		21,334,292	19,329,849
Transfers between variable and fixed accounts, net	(6,971,019)	8,298,592	770		7,838,615	7,185,478
Contract benefits and terminations	(25,348,921)	(31,683,154)	(598)		(14,625,335)	(16,858,504)
Contract charges and deductions	(392,836)	(305,250)	-		(287,317)	(193,680)
Adjustments to net assets allocated to contracts in payout (annuitization) period	542	(8,861)	-		2,261	401
Other	4,393	(3,472)	(2)		431	1,473
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(24,805,855)	3,231,448	32,821		14,262,947	9,465,017
NET INCREASE (DECREASE) IN NET ASSETS	(6,544,495)	33,354,451	34,973		28,430,238	20,143,668
NET ASSETS
Beginning of Year or Period	253,383,449	220,028,998	-		136,990,048	116,846,380
End of Year or Period	$246,838,954	$253,383,449	$34,973		$165,420,286	$136,990,048

	QQQ Plus Bond Alpha		Small-Cap Equity		Small-Cap Growth
	Class I (2)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(33,347)	$(1,386)	$(787,455)	$(754,378)	$(1,493,384)	$(1,489,317)
Realized gain (loss) on investments	(239,199)	50	(90,432)	3,263,264	1,969,050	2,791,518
Change in net unrealized appreciation (depreciation) on investments	538,934	(66,560)	5,792,061	2,686,320	13,551,616	5,448,369
Net Increase (Decrease) in Net Assets Resulting from Operations	266,388	(67,896)	4,914,174	5,195,206	14,027,282	6,750,570
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,838,498	2,551,036	6,094,469	6,750,389	10,764,061	11,146,538
Transfers between variable and fixed accounts, net	100,298	185,321	5,723,583	(2,110,306)	8,989,032	3,145,753
Contract benefits and terminations	(33,625)	-	(8,204,204)	(7,856,523)	(17,676,370)	(16,034,459)
Contract charges and deductions	(10,791)	-	(139,311)	(109,606)	(277,234)	(278,512)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	1,509	756	(5,012)	(1,899)
Other	(140)	(95)	(3,246)	1,861	(2,120)	(2,987)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,894,240	2,736,262	3,472,800	(3,323,429)	1,792,357	(2,025,566)
NET INCREASE (DECREASE) IN NET ASSETS	2,160,628	2,668,366	8,386,974	1,871,777	15,819,639	4,725,004
NET ASSETS
Beginning of Year or Period	2,668,366	-	66,236,231	64,364,454	127,195,135	122,470,131
End of Year or Period	$4,828,994	$2,668,366	$74,623,205	$66,236,231	$143,014,774	$127,195,135

(1) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Small-Cap Index		Small-Cap Plus Bond Alpha		Small-Cap Plus Bond Alpha
	Class I		Class I (1)		Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,579,196)	$(3,308,146)	$(15,079)	$(29)	$(3)
Realized gain (loss) on investments	(302,276)	2,368,832	437,130	(1)	-
Change in net unrealized appreciation (depreciation) on investments	37,395,980	26,157,877	64,244	(637)	(246)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,514,508	25,218,563	486,295	(667)	(249)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36,050,647	32,387,932	338,743	37,618	-
Transfers between variable and fixed accounts, net	704,181	21,155,876	17,003	13,404	13,268
Contract benefits and terminations	(35,296,218)	(34,567,964)	(11,673)	-	(8)
Contract charges and deductions	(360,737)	(237,499)	(7,350)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(60,292)	(3,747)	-	-	-
Other	(9,925)	8,289	48	(2)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,027,656	18,742,887	336,771	51,020	13,260
NET INCREASE (DECREASE) IN NET ASSETS	34,542,164	43,961,450	823,066	50,353	13,011
NET ASSETS
Beginning of Year or Period	297,769,129	253,807,679	50,353	-	-
End of Year or Period	$332,311,293	$297,769,129	$873,419	$50,353	$13,011

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,246,962)	$(1,335,502)	$(1,658,498)	$(1,697,523)	$(992,933)	$(938,160)
Realized gain (loss) on investments	3,092,953	9,060,225	12,388,785	16,790,427	2,012,593	2,184,056
Change in net unrealized appreciation (depreciation) on investments	2,759,522	(2,866,496)	17,241,652	(1,109,730)	6,677,079	10,827,419
Net Increase (Decrease) in Net Assets Resulting from Operations	4,605,513	4,858,227	27,971,939	13,983,174	7,696,739	12,073,315
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,929,851	9,401,317	8,218,059	6,364,571	8,466,131	8,671,496
Transfers between variable and fixed accounts, net	1,555,880	(4,344,187)	(426,678)	(3,883,149)	(2,685,727)	(1,991,525)
Contract benefits and terminations	(11,612,440)	(16,274,501)	(21,499,191)	(22,016,003)	(9,290,206)	(9,999,210)
Contract charges and deductions	(166,445)	(157,930)	(522,714)	(565,854)	(121,822)	(97,097)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,414)	(2,184)	(94)	(5,519)	1,250	(32)
Other	22,598	(681)	1,496	(3,380)	(1,346)	729
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,271,970)	(11,378,166)	(14,229,122)	(20,109,334)	(3,631,720)	(3,415,639)
NET INCREASE (DECREASE) IN NET ASSETS	1,333,543	(6,519,939)	13,742,817	(6,126,160)	4,065,019	8,657,676
NET ASSETS
Beginning of Year	104,327,505	110,847,444	152,924,503	159,050,663	90,748,587	82,090,911
End of Year	$105,661,048	$104,327,505	$166,667,320	$152,924,503	$94,813,606	$90,748,587

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Emerging Markets		International Equity		International Growth
	Class I		Plus Bond Alpha Class I (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,784,871)	$(1,741,199)	$(12,535)	$(5)	$(139,817)	$(56,635)
Realized gain (loss) on investments	9,194,548	10,458,180	59,952	(39)	(126,012)	(12,756)
Change in net unrealized appreciation (depreciation) on investments	32,627,285	(12,625,169)	474,057	(89)	2,465,223	169,776
Net Increase (Decrease) in Net Assets Resulting from Operations	40,036,962	(3,908,188)	521,474	(133)	2,199,394	100,385
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,865,937	8,643,458	2,186,317	14,428	7,260,111	4,420,608
Transfers between variable and fixed accounts, net	(4,530,068)	(448,360)	558,322	40	1,665,612	1,053,196
Contract benefits and terminations	(16,745,781)	(18,136,338)	(4,681)	-	(361,489)	(370,703)
Contract charges and deductions	(291,543)	(279,611)	(245)	-	(28,982)	(8,017)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2,011)	(1,844)	-	-	-	-
Other	(10,369)	(4,013)	(518)	-	(16,280)	(197)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,713,835)	(10,226,708)	2,739,195	14,468	8,518,972	5,094,887
NET INCREASE (DECREASE) IN NET ASSETS	26,323,127	(14,134,896)	3,260,669	14,335	10,718,366	5,195,272
NET ASSETS
Beginning of Year or Period	131,893,286	146,028,182	14,335	-	8,760,848	3,565,576
End of Year or Period	$158,216,413	$131,893,286	$3,275,004	$14,335	$19,479,214	$8,760,848

	International Large-Cap		International Small-Cap		International Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,003,511)	$(2,936,640)	$(440,986)	$(450,376)	$(1,968,845)	$(1,598,705)
Realized gain (loss) on investments	14,587,063	13,637,128	3,068,354	1,773,935	392,352	4,785,841
Change in net unrealized appreciation (depreciation) on investments	38,605,237	(4,129,671)	4,319,657	(2,033,088)	59,426,827	163,297
Net Increase (Decrease) in Net Assets Resulting from Operations	50,188,789	6,570,817	6,947,025	(709,529)	57,850,334	3,350,433
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,898,102	14,702,659	2,376,469	2,100,607	14,220,840	8,565,712
Transfers between variable and fixed accounts, net	(1,182,519)	859,829	(1,041,578)	1,149,404	19,739,146	2,887,302
Contract benefits and terminations	(30,843,510)	(30,857,138)	(4,893,193)	(5,322,505)	(18,302,123)	(15,982,676)
Contract charges and deductions	(734,940)	(729,235)	(101,692)	(97,609)	(258,465)	(211,094)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3,256	(9,520)	906	210	(4,614)	(4,820)
Other	3,243	1,113	(1,913)	(574)	11,607	787
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(16,856,368)	(16,032,292)	(3,661,001)	(2,170,467)	15,406,391	(4,744,789)
NET INCREASE (DECREASE) IN NET ASSETS	33,332,421	(9,461,475)	3,286,024	(2,879,996)	73,256,725	(1,394,356)
NET ASSETS
Beginning of Year	243,334,028	252,795,503	33,363,311	36,243,307	121,046,844	122,441,200
End of Year	$276,666,449	$243,334,028	$36,649,335	$33,363,311	$194,303,569	$121,046,844

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,275,733)	$(3,695,122)	$(1,289,178)	$(1,375,337)	$(3,928,654)	$(3,546,312)
Realized gain (loss) on investments	24,594,671	30,700,905	6,390,570	12,800,075	8,687,309	9,375,797
Change in net unrealized appreciation (depreciation) on investments	13,923,597	(18,188,979)	(4,337,201)	(5,354,380)	57,477,516	74,154,678
Net Increase (Decrease) in Net Assets Resulting from Operations	35,242,535	8,816,804	764,191	6,070,358	62,236,171	79,984,163
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,782,374	13,521,920	3,181,011	3,336,720	40,228,077	24,089,682
Transfers between variable and fixed accounts, net	(1,576,563)	1,005,793	3,204,628	(2,268,424)	(3,243,123)	10,804,061
Contract benefits and terminations	(35,667,538)	(44,380,187)	(12,831,788)	(15,322,276)	(48,040,238)	(37,332,080)
Contract charges and deductions	(298,466)	(300,575)	(162,238)	(174,948)	(309,927)	(254,363)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(24,097)	(3,348)	(1,954)	(995)	(16,549)	338
Other	2,239	20,349	(5,858)	(713)	(11,706)	9,778
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(24,782,051)	(30,136,048)	(6,616,199)	(14,430,636)	(11,393,466)	(2,682,584)
NET INCREASE (DECREASE) IN NET ASSETS	10,460,484	(21,319,244)	(5,852,008)	(8,360,278)	50,842,705	77,301,579
NET ASSETS
Beginning of Year	251,218,246	272,537,490	99,670,691	108,030,969	304,782,351	227,480,772
End of Year	$261,678,730	$251,218,246	$93,818,683	$99,670,691	$355,625,056	$304,782,351

	ESG Diversified		ESG Diversified		ESG Diversified Growth
	Class I		Class P (1)		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(313,466)	$(293,491)	$(570)	$(110)	$(51,233)	$(24,361)
Realized gain (loss) on investments	425,188	9,494	40	(1)	(29,905)	(2,669)
Change in net unrealized appreciation (depreciation) on investments	2,680,132	2,690,907	11,833	(1,263)	638,456	255,174
Net Increase (Decrease) in Net Assets Resulting from Operations	2,791,854	2,406,910	11,303	(1,374)	557,318	228,144
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,845,474	4,059,764	-	92,252	2,216,139	2,020,173
Transfers between variable and fixed accounts, net	(3,634,878)	977,169	-	-	435,636	32,920
Contract benefits and terminations	(1,590,071)	(1,619,306)	(386)	(91)	(231,859)	(59,169)
Contract charges and deductions	(284,408)	(278,217)	-	-	(11,995)	(2,898)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	38	275	(2)	(4)	(63)	(422)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,663,845)	3,139,685	(388)	92,157	2,407,858	1,990,604
NET INCREASE (DECREASE) IN NET ASSETS	(871,991)	5,546,595	10,915	90,783	2,965,176	2,218,748
NET ASSETS
Beginning of Year or Period	26,624,058	21,077,463	90,783	-	3,677,505	1,458,757
End of Year or Period	$25,752,067	$26,624,058	$101,698	$90,783	$6,642,681	$3,677,505

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	ESG Diversified Growth		Capital Appreciation		PSF Avantis
	Class P (1)		Class I (2)		Balanced Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(207)	$(318)	$(23,680)		$(3,305,904)	$(3,604,472)
Realized gain (loss) on investments	20,346	8,833	(1,328)		22,320,510	15,483,208
Change in net unrealized appreciation (depreciation) on investments	(13,204)	6,249	25,007		16,825,761	17,535,706
Net Increase (Decrease) in Net Assets Resulting from Operations	6,935	14,764	(1)		35,840,367	29,414,442
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	319,927	10,495,192		8,095,149	11,898,230
Transfers between variable and fixed accounts, net	-	(327,797)	11,419,565		(3,329,558)	(3,117,338)
Contract benefits and terminations	(61,508)	(3,843)	(85,606)		(54,628,459)	(47,969,878)
Contract charges and deductions	-	-	(13,326)		(2,565,069)	(2,832,797)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		(149)	192
Other	3	4	392		(4,928)	5,285
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(61,505)	(11,709)	21,816,217		(52,433,014)	(42,016,306)
NET INCREASE (DECREASE) IN NET ASSETS	(54,570)	3,055	21,816,216		(16,592,647)	(12,601,864)
NET ASSETS
Beginning of Year or Period	54,570	51,515	-		289,370,695	301,972,559
End of Year or Period	$-	$54,570	$21,816,216		$272,778,048	$289,370,695

	PSF Avantis		Pacific Dynamix -		Pacific Dynamix -
	Balanced Allocation Class P		Conservative Growth Class I		Conservative Growth Class P
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,738)	$(8,685)	$(4,667,147)	$(5,043,798)	$(4,086)	$(7,627)
Realized gain (loss) on investments	103,419	20,097	27,795,601	26,746,508	60,571	37,170
Change in net unrealized appreciation (depreciation) on investments	180,851	194,632	16,377,018	7,598,393	(4,290)	85,390
Net Increase (Decrease) in Net Assets Resulting from Operations	275,532	206,044	39,505,472	29,301,103	52,195	114,933
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	371,630	86,234	10,584,570	8,693,303	-	-
Transfers between variable and fixed accounts, net	41,134	(155)	13,677,997	4,103,660	(608,837)	7,554
Contract benefits and terminations	(899,815)	(210,709)	(73,393,830)	(64,658,118)	(21,394)	(384,763)
Contract charges and deductions	(407)	(371)	(2,689,875)	(2,985,117)	(4,669)	(4,643)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	312	(2,315)	-	-
Other	1	3	40,321	43	12	5,033
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(487,457)	(124,998)	(51,780,505)	(54,848,544)	(634,888)	(376,819)
NET INCREASE (DECREASE) IN NET ASSETS	(211,925)	81,046	(12,275,033)	(25,547,441)	(582,693)	(261,886)
NET ASSETS
Beginning of Year	1,982,515	1,901,469	401,451,893	426,999,334	1,207,067	1,468,953
End of Year	$1,770,590	$1,982,515	$389,176,860	$401,451,893	$624,374	$1,207,067

(1) All units were fully redeemed or transferred prior to December 31, 2025 (See Financial Highlights for date of full redemption).

(2) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class I		Moderate Growth Class P		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(26,083,787)	$(27,370,813)	$(11,378)	$(5,426)	$(18,942,733)	$(20,294,189)
Realized gain (loss) on investments	192,784,976	150,549,156	11,315	1,518	183,712,698	83,074,458
Change in net unrealized appreciation (depreciation) on investments	90,846,196	108,978,860	320,884	104,166	47,960,684	130,856,015
Net Increase (Decrease) in Net Assets Resulting from Operations	257,547,385	232,157,203	320,821	100,258	212,730,649	193,636,284
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	88,174,221	102,140,759	2,244,361	934,105	45,679,209	31,104,509
Transfers between variable and fixed accounts, net	(13,235,731)	5,900,943	(156,891)	-	(51,531,658)	(31,426,972)
Contract benefits and terminations	(363,675,209)	(342,368,724)	(450,909)	(26,031)	(330,309,317)	(152,085,979)
Contract charges and deductions	(19,470,512)	(20,949,423)	(6,031)	(4,813)	(9,886,355)	(11,643,928)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(93,402)	(8,150)	-	-	(2,659)	(2,914)
Other	28,110	(3,694)	(575)	(23)	21,970	79,066
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(308,272,523)	(255,288,289)	1,629,955	903,238	(346,028,810)	(163,976,218)
NET INCREASE (DECREASE) IN NET ASSETS	(50,725,138)	(23,131,086)	1,950,776	1,003,496	(133,298,161)	29,660,066
NET ASSETS
Beginning of Year	2,220,681,483	2,243,812,569	1,871,141	867,645	1,629,887,559	1,600,227,493
End of Year	$2,169,956,345	$2,220,681,483	$3,821,917	$1,871,141	$1,496,589,398	$1,629,887,559

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Growth Class P		Aggressive Growth Class I (1)		Aggressive Growth Class P (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(19,987)	$(17,625)	$(84,860)	$(16,640)	$(206)
Realized gain (loss) on investments	5,640	96,922	(61,698)	(335)	53
Change in net unrealized appreciation (depreciation) on investments	663,204	413,704	1,422,108	116,792	5,836
Net Increase (Decrease) in Net Assets Resulting from Operations	648,857	493,001	1,275,550	99,817	5,683
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	358,027	221,983	5,326,534	2,672,179	38,895
Transfers between variable and fixed accounts, net	303,074	(79,184)	1,080,011	1,220,313	(404)
Contract benefits and terminations	(310,337)	(544,588)	(425,002)	(750)	(398)
Contract charges and deductions	-	-	(28,758)	(2,548)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	182	1,552	25,993	(185)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	350,946	(400,237)	5,978,778	3,889,009	38,090
NET INCREASE (DECREASE) IN NET ASSETS	999,803	92,764	7,254,328	3,988,826	43,773
NET ASSETS
Beginning of Year or Period	3,882,699	3,789,935	3,988,826	-	-
End of Year or Period	$4,882,502	$3,882,699	$11,243,154	$3,988,826	$43,773

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2025 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(11,758,527)	$(13,107,362)	$(17,357,238)	$(19,297,408)	$(83,690,917)	$(90,527,504)
Realized gain (loss) on investments	54,632,926	54,771,879	114,376,942	101,257,587	550,364,690	542,727,717
Change in net unrealized appreciation (depreciation) on investments	24,257,483	2,434,881	25,444,059	9,541,648	172,003,966	126,760,933
Net Increase (Decrease) in Net Assets Resulting from Operations	67,131,882	44,099,398	122,463,763	91,501,827	638,677,739	578,961,146
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,474,324	15,771,813	14,690,368	20,332,180	61,379,022	59,277,968
Transfers between variable and fixed accounts, net	43,187,674	30,957,689	(11,191,588)	(3,928,338)	(23,011,228)	(36,872,885)
Contract benefits and terminations	(171,101,595)	(182,603,402)	(207,469,867)	(210,278,348)	(860,322,531)	(890,888,358)
Contract charges and deductions	(8,106,007)	(8,920,799)	(9,866,349)	(10,784,149)	(48,021,330)	(52,023,641)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(50,423)	(20,763)	(99,935)	(37,856)	(298,635)	(231,315)
Other	2,177	78,377	5,020	30,737	39,072	70,005
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(127,593,850)	(144,737,085)	(213,932,351)	(204,665,774)	(870,235,630)	(920,668,226)
NET INCREASE (DECREASE) IN NET ASSETS	(60,461,968)	(100,637,687)	(91,468,588)	(113,163,947)	(231,557,891)	(341,707,080)
NET ASSETS
Beginning of Year	866,018,385	966,656,072	1,283,065,474	1,396,229,421	5,965,874,413	6,307,581,493
End of Year	$805,556,417	$866,018,385	$1,191,596,886	$1,283,065,474	$5,734,316,522	$5,965,874,413

	Portfolio Optimization		Portfolio Optimization		American Funds IS American
	Growth Class I		Aggressive-Growth Class I		High-Income Trust Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(81,705,554)	$(87,348,537)	$(18,709,833)	$(19,605,554)	$4,465,808	$3,378,362
Realized gain (loss) on investments	566,586,894	529,504,517	127,301,012	114,531,829	(527,934)	(68,978)
Change in net unrealized appreciation (depreciation) on investments	205,067,346	95,796,330	69,826,985	37,421,881	1,705,204	1,590,942
Net Increase (Decrease) in Net Assets Resulting from Operations	689,948,686	537,952,310	178,418,164	132,348,156	5,643,078	4,900,326
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	37,313,928	37,136,689	12,771,785	11,621,163	12,676,022	11,050,854
Transfers between variable and fixed accounts, net	(45,083,505)	(43,942,387)	(11,505,892)	(14,463,541)	17,216,736	16,178,242
Contract benefits and terminations	(763,825,449)	(752,263,417)	(165,646,709)	(151,398,113)	(14,586,241)	(9,939,677)
Contract charges and deductions	(47,129,147)	(50,522,514)	(8,979,031)	(9,588,794)	(52,170)	(34,794)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(55,565)	10,814	(4,280)	(288,215)	262	(1,906)
Other	(2,348)	112,088	31,329	8,936	(1,371)	(1,333)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(818,782,086)	(809,468,727)	(173,332,798)	(164,108,564)	15,253,238	17,251,386
NET INCREASE (DECREASE) IN NET ASSETS	(128,833,400)	(271,516,417)	5,085,366	(31,760,408)	20,896,316	22,151,712
NET ASSETS
Beginning of Year	5,534,361,114	5,805,877,531	1,252,406,722	1,284,167,130	75,552,021	53,400,309
End of Year	$5,405,527,714	$5,534,361,114	$1,257,492,088	$1,252,406,722	$96,448,337	$75,552,021

See Notes to Financial Statements	SA-56

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS Asset		American Funds IS Asset		American Funds IS Capital
	Allocation Class 1		Allocation Class 4		Income Builder Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$378,436	$250,796	$20,874,313	$27,515,513	$86,825	$44,692
Realized gain (loss) on investments	1,106,623	355,401	305,114,826	191,388,711	34,433	591
Change in net unrealized appreciation (depreciation) on investments	1,148,153	660,901	182,124,738	299,640,070	336,696	73,825
Net Increase (Decrease) in Net Assets Resulting from Operations	2,633,212	1,267,098	508,113,877	518,544,294	457,954	119,108
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,828,861	6,556,416	206,736,500	212,488,198	884,178	572,003
Transfers between variable and fixed accounts, net	211,797	100,549	13,335,123	284,855,132	1,176,630	16,740
Contract benefits and terminations	(614,635)	(836,493)	(653,806,429)	(586,042,388)	(77,555)	(110,541)
Contract charges and deductions	(47,385)	(29,774)	(36,740,075)	(37,348,344)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(24,589)	(28,578)	-	-
Other	(483)	(417)	21,731	(31,121)	(241)	57
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,378,155	5,790,281	(470,477,739)	(126,107,101)	1,983,012	478,259
NET INCREASE (DECREASE) IN NET ASSETS	9,011,367	7,057,379	37,636,138	392,437,193	2,440,966	597,367
NET ASSETS
Beginning of Year	13,988,755	6,931,376	3,863,986,734	3,471,549,541	1,594,270	996,903
End of Year	$23,000,122	$13,988,755	$3,901,622,872	$3,863,986,734	$4,035,236	$1,594,270

	American Funds IS Capital		American Funds IS		American Funds IS
	Income Builder Class 4		Capital World Bond Class 1		Capital World Bond Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,620,453	$2,802,577	$28,859	$11,081	$534,545	$228,083
Realized gain (loss) on investments	13,414	154,244	(463)	599	(481,861)	(458,815)
Change in net unrealized appreciation (depreciation) on investments	23,491,095	8,056,258	32,130	(29,080)	1,923,093	(820,884)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,124,962	11,013,079	60,526	(17,400)	1,975,777	(1,051,616)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,341,076	15,318,701	486,146	229,445	3,692,491	2,928,790
Transfers between variable and fixed accounts, net	5,228,853	1,058,298	49,937	153,729	1,999,802	1,899,020
Contract benefits and terminations	(18,410,782)	(16,473,893)	(16,564)	(48,830)	(3,255,661)	(2,355,006)
Contract charges and deductions	(189,158)	(142,706)	-	-	(39,865)	(34,444)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(21,657)	36	-	-	161	9
Other	(8,057)	1,813	(13)	(4)	9	(1,102)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,940,275	(237,751)	519,506	334,340	2,396,937	2,437,267
NET INCREASE (DECREASE) IN NET ASSETS	32,065,237	10,775,328	580,032	316,940	4,372,714	1,385,651
NET ASSETS
Beginning of Year	136,821,940	126,046,612	525,892	208,952	24,816,013	23,430,362
End of Year	$168,887,177	$136,821,940	$1,105,924	$525,892	$29,188,727	$24,816,013

See Notes to Financial Statements	SA-57

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS Capital World		American Funds IS Capital World		American Funds IS
	Growth and Income Class 1		Growth and Income Class 4		Global Balanced Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$36,128	$25,605	$350,014	$463,884	$281,960	$467,958
Realized gain (loss) on investments	76,028	409	3,831,191	(1,498)	3,184,160	39,921
Change in net unrealized appreciation (depreciation) on investments	424,280	95,745	19,312,341	9,333,814	9,253,440	3,314,220
Net Increase (Decrease) in Net Assets Resulting from Operations	536,436	121,759	23,493,546	9,796,200	12,719,560	3,822,099
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,137,522	1,201,500	23,307,163	15,488,903	23,279,194	9,258,894
Transfers between variable and fixed accounts, net	5,028	(4,770)	7,079,929	(75,549)	1,348,614	(1,258,368)
Contract benefits and terminations	(36,474)	(40,833)	(12,201,856)	(9,757,882)	(12,540,699)	(9,273,595)
Contract charges and deductions	-	-	(181,977)	(103,438)	(91,336)	(83,669)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,146)	233	(56)	17
Other	99	237	(16,261)	3,012	10,232	(79)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,106,175	1,156,134	17,985,852	5,555,279	12,005,949	(1,356,800)
NET INCREASE (DECREASE) IN NET ASSETS	1,642,611	1,277,893	41,479,398	15,351,479	24,725,509	2,465,299
NET ASSETS
Beginning of Year	1,861,919	584,026	92,595,974	77,244,495	76,866,187	74,400,888
End of Year	$3,504,530	$1,861,919	$134,075,372	$92,595,974	$101,591,696	$76,866,187

	American Funds IS		American Funds IS		American Funds IS Global
	Global Growth Class 1		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$56,745	$39,779	$415,296	$634,831	$(425,631)	$(83,591)
Realized gain (loss) on investments	506,049	69,690	26,715,646	5,436,933	668,356	999,270
Change in net unrealized appreciation (depreciation) on investments	281,328	173,033	14,071,949	14,334,233	6,666,401	(441,020)
Net Increase (Decrease) in Net Assets Resulting from Operations	844,122	282,502	41,202,891	20,405,997	6,909,126	474,659
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,379,361	946,959	33,231,889	35,613,918	5,547,459	8,048,049
Transfers between variable and fixed accounts, net	(53,112)	69,341	(1,620,200)	678,681	801,971	1,427,827
Contract benefits and terminations	(59,508)	(104,538)	(22,422,183)	(22,264,934)	(3,703,863)	(4,263,536)
Contract charges and deductions	-	-	(391,913)	(223,949)	(89,936)	(73,264)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(5,808)	232	(72)	7
Other	(735)	406	8,326	(5,864)	(4,059)	1,012
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,266,006	912,168	8,800,111	13,798,084	2,551,500	5,140,095
NET INCREASE (DECREASE) IN NET ASSETS	2,110,128	1,194,670	50,003,002	34,204,081	9,460,626	5,614,754
NET ASSETS
Beginning of Year	3,245,977	2,051,307	201,960,629	167,756,548	49,897,179	44,282,425
End of Year	$5,356,105	$3,245,977	$251,963,631	$201,960,629	$59,357,805	$49,897,179

See Notes to Financial Statements	SA-58

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS		American Funds IS		American Funds IS
	Growth Class 1		Growth Class 4		Growth-Income Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(36,822)	$13,909	$(13,290,962)	$(9,553,051)	$50,425	$38,740
Realized gain (loss) on investments	1,048,962	235,356	97,018,980	25,260,321	899,605	183,565
Change in net unrealized appreciation (depreciation) on investments	1,749,604	1,755,567	141,940,217	227,507,695	68,854	579,176
Net Increase (Decrease) in Net Assets Resulting from Operations	2,761,744	2,004,832	225,668,235	243,214,965	1,018,884	801,481
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,495,932	5,891,076	281,919,937	223,382,517	2,047,429	2,256,767
Transfers between variable and fixed accounts, net	(605,556)	(78,599)	36,061,758	(16,751,534)	(213,451)	(441,221)
Contract benefits and terminations	(399,407)	(122,575)	(132,315,479)	(120,164,174)	(255,863)	(565,789)
Contract charges and deductions	-	-	(2,817,650)	(1,110,106)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(140,968)	2,285	-	-
Other	(5,576)	2,777	27,315	10,554	120	330
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,485,393	5,692,679	182,734,913	85,369,542	1,578,235	1,250,087
NET INCREASE (DECREASE) IN NET ASSETS	6,247,137	7,697,511	408,403,148	328,584,507	2,597,119	2,051,568
NET ASSETS
Beginning of Year	12,318,940	4,621,429	1,110,152,459	781,567,952	5,150,249	3,098,681
End of Year	$18,566,077	$12,318,940	$1,518,555,607	$1,110,152,459	$7,747,368	$5,150,249

	American Funds IS		American Funds IS		American Funds IS
	Growth-Income Class 4		International Class 1		International Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,683,854)	$(1,269,931)	$36,663	$10,034	$186,137	$(46,302)
Realized gain (loss) on investments	112,777,082	26,362,893	(1,778)	(1,643)	182,101	61,796
Change in net unrealized appreciation (depreciation) on investments	(2,747,222)	87,790,187	528,727	(14,539)	23,111,804	1,767,969
Net Increase (Decrease) in Net Assets Resulting from Operations	107,346,006	112,883,149	563,612	(6,148)	23,480,042	1,783,463
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	103,998,758	94,048,527	530,895	1,022,948	13,335,803	12,796,642
Transfers between variable and fixed accounts, net	25,174,924	(6,581,948)	835,776	70,618	225,627	(1,522,916)
Contract benefits and terminations	(85,752,506)	(67,462,394)	(40,461)	(81,928)	(12,212,445)	(11,459,660)
Contract charges and deductions	(1,010,240)	(542,270)	-	-	(198,947)	(182,232)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(105,657)	1,830	-	-	(12,264)	(307)
Other	2,569	58,537	(1,219)	(88)	(5,756)	472
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	42,307,848	19,522,282	1,324,991	1,011,550	1,132,018	(368,001)
NET INCREASE (DECREASE) IN NET ASSETS	149,653,854	132,405,431	1,888,603	1,005,402	24,612,060	1,415,462
NET ASSETS
Beginning of Year	630,983,043	498,577,612	1,568,888	563,486	91,920,008	90,504,546
End of Year	$780,636,897	$630,983,043	$3,457,491	$1,568,888	$116,532,068	$91,920,008

See Notes to Financial Statements	SA-59

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	American Funds IS International		American Funds IS International		American Funds IS Managed Risk
	Growth and Income Class 1		Growth and Income Class 4		Asset Allocation Class P1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$43,473	$17,982	$964,204	$741,710	$88,516	$50,548
Realized gain (loss) on investments	(3,071)	(2,095)	177,154	(244,005)	214,757	41,082
Change in net unrealized appreciation (depreciation) on investments	386,633	(14,253)	18,934,103	691,902	94,964	280,806
Net Increase (Decrease) in Net Assets Resulting from Operations	427,035	1,634	20,075,461	1,189,607	398,237	372,436
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	909,476	426,004	9,483,645	5,766,223	-	724,336
Transfers between variable and fixed accounts, net	164,074	66,223	2,724,329	167,520	5,556	(105,739)
Contract benefits and terminations	(97,586)	(45,808)	(8,449,946)	(6,742,383)	(79,779)	(27,072)
Contract charges and deductions	-	-	(80,941)	(55,560)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(90)	(1,592)	-	-
Other	(224)	(8)	9,287	61,834	(7)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	975,740	446,411	3,686,284	(803,958)	(74,230)	591,509
NET INCREASE (DECREASE) IN NET ASSETS	1,402,775	448,045	23,761,745	385,649	324,007	963,945
NET ASSETS
Beginning of Year	777,833	329,788	56,028,862	55,643,213	3,509,061	2,545,116
End of Year	$2,180,608	$777,833	$79,790,607	$56,028,862	$3,833,068	$3,509,061

	American Funds IS Managed Risk		American Funds IS		American Funds IS
	Asset Allocation Class P2		New World Fund Class 1		New World Fund Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,495,797	$1,226,186	$62,362	$43,848	$(103,609)	$93,968
Realized gain (loss) on investments	13,304,098	2,925,246	190,109	6,860	3,824,710	385,901
Change in net unrealized appreciation (depreciation) on investments	2,380,642	18,295,625	1,074,911	51,841	16,804,934	3,280,968
Net Increase (Decrease) in Net Assets Resulting from Operations	18,180,537	22,447,057	1,327,382	102,549	20,526,035	3,760,837
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,940,651	15,384,369	1,984,518	1,930,726	8,829,265	10,223,392
Transfers between variable and fixed accounts, net	676,043	3,415,623	215,928	346,343	917,797	1,784,996
Contract benefits and terminations	(33,041,942)	(27,387,352)	(413,976)	(69,621)	(13,068,051)	(9,581,258)
Contract charges and deductions	(2,002,348)	(2,027,134)	-	-	(110,262)	(83,470)
Adjustments to net assets allocated to contracts in payout (annuitization) period	146	77	-	-	(731)	55
Other	(5,979)	(3,842)	(4,779)	282	(4,810)	845
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,433,429)	(10,618,259)	1,781,691	2,207,730	(3,436,792)	2,344,560
NET INCREASE (DECREASE) IN NET ASSETS	(5,252,892)	11,828,798	3,109,073	2,310,279	17,089,243	6,105,397
NET ASSETS
Beginning of Year	185,461,159	173,632,361	4,097,436	1,787,157	78,153,066	72,047,669
End of Year	$180,208,267	$185,461,159	$7,206,509	$4,097,436	$95,242,309	$78,153,066

See Notes to Financial Statements	SA-60

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024

	American Funds IS The Bond		American Funds IS The Bond		American Funds IS U.S. Government
	Fund of America Class 1		Fund of America Class 4		Securities Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$519,600	$340,385	$7,042,526	$5,729,250	$148,517	$128,106
Realized gain (loss) on investments	(53,829)	(7,333)	(3,822,603)	(2,828,960)	(17,921)	(2,321)
Change in net unrealized appreciation (depreciation) on investments	301,040	(305,851)	8,612,679	(2,848,909)	130,519	(114,351)
Net Increase (Decrease) in Net Assets Resulting from Operations	766,811	27,201	11,832,602	51,381	261,115	11,434
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,891,305	3,553,815	28,009,492	34,474,798	587,752	803,716
Transfers between variable and fixed accounts, net	(66,163)	1,890,071	21,984,137	21,289,289	(237,113)	501,977
Contract benefits and terminations	(1,588,542)	(313,109)	(29,117,656)	(21,885,677)	(59,723)	(24,725)
Contract charges and deductions	-	-	(356,605)	(249,581)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(27)	(3,639)	-	-
Other	(1,996)	(85)	(10,144)	(614)	(16)	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,234,604	5,130,692	20,509,197	33,624,576	290,900	1,280,958
NET INCREASE (DECREASE) IN NET ASSETS	5,001,415	5,157,893	32,341,799	33,675,957	552,015	1,292,392
NET ASSETS
Beginning of Year	9,185,263	4,027,370	191,224,067	157,548,110	3,471,783	2,179,391
End of Year	$14,186,678	$9,185,263	$223,565,866	$191,224,067	$4,023,798	$3,471,783

	American Funds IS U.S. Government		American Funds IS Washington		American Funds IS Washington
	Securities Class 4		Mutual Investors Class 1		Mutual Investors Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,774,871	$1,534,416	$108,687	$61,347	$924,355	$1,203,512
Realized gain (loss) on investments	(1,693,078)	(1,245,511)	486,674	27,962	23,656,026	2,121,247
Change in net unrealized appreciation (depreciation) on investments	3,475,254	(685,728)	646,710	411,425	28,519,665	38,699,583
Net Increase (Decrease) in Net Assets Resulting from Operations	3,557,047	(396,823)	1,242,071	500,734	53,100,046	42,024,342
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,042,543	4,591,505	3,361,208	2,382,323	65,610,827	50,848,883
Transfers between variable and fixed accounts, net	7,163,876	4,988,760	961,694	(157,576)	24,541,854	15,194,799
Contract benefits and terminations	(12,771,198)	(9,072,706)	(290,826)	(68,160)	(40,582,363)	(30,310,232)
Contract charges and deductions	(55,623)	(40,719)	-	-	(567,882)	(299,569)
Adjustments to net assets allocated to contracts in payout (annuitization) period	126	94	-	-	897	257
Other	4,010	1,140	133	2,871	16,317	9,379
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	383,734	468,074	4,032,209	2,159,458	49,019,650	35,443,517
NET INCREASE (DECREASE) IN NET ASSETS	3,940,781	71,251	5,274,280	2,660,192	102,119,696	77,467,859
NET ASSETS
Beginning of Year	55,173,041	55,101,790	4,991,659	2,331,467	310,389,348	232,921,489
End of Year	$59,113,822	$55,173,041	$10,265,939	$4,991,659	$412,509,044	$310,389,348

See Notes to Financial Statements	SA-61

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	BlackRock 60/40 Target		BlackRock Capital Appreciation		BlackRock Equity Dividend
	Allocation ETF V.I. Class I		V.I. Class III		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,105,351	$3,740,048	$(320,695)	$(323,779)	$38,631	$50,625
Realized gain (loss) on investments	11,921,337	16,359,631	4,651,990	16,315,194	50,950	203,433
Change in net unrealized appreciation (depreciation) on investments	29,172,509	4,914,882	10,103	(5,505,984)	261,993	(137,886)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,199,197	25,014,561	4,341,398	10,485,431	351,574	116,172
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,076,629	53,964,613	1,358,314	1,662,929	402,853	1,586,815
Transfers between variable and fixed accounts, net	4,335,484	6,436,553	(1,279,905)	(4,758,062)	(1,151,752)	(4,234)
Contract benefits and terminations	(32,808,374)	(21,315,483)	(4,999,929)	(4,227,290)	(59,708)	(44,458)
Contract charges and deductions	(268,798)	(112,074)	(277,517)	(304,598)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,937)	-	(1,714)	(448)	-	-
Other	14,053	(3,464)	(408)	(1,294)	227	(19)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	42,347,057	38,970,145	(5,201,159)	(7,628,763)	(808,380)	1,538,104
NET INCREASE (DECREASE) IN NET ASSETS	88,546,254	63,984,706	(859,761)	2,856,668	(456,806)	1,654,276
NET ASSETS
Beginning of Year	299,483,308	235,498,602	39,865,838	37,009,170	2,669,229	1,014,953
End of Year	$388,029,562	$299,483,308	$39,006,077	$39,865,838	$2,212,423	$2,669,229

	BlackRock Global Allocation		BlackRock Global Allocation		BlackRock High Yield
	V.I. Class I		V.I. Class III		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$70,533	$14,163	$29,845,317	$809,680	$174,662	$107,493
Realized gain (loss) on investments	193,661	95,632	123,103,275	112,731,231	7,059	727
Change in net unrealized appreciation (depreciation) on investments	143,345	(1,195)	27,580,891	(28,831,050)	52,322	18,882
Net Increase (Decrease) in Net Assets Resulting from Operations	407,539	108,600	180,529,483	84,709,861	234,043	127,102
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	342,546	-	26,228,830	25,476,571	919,688	355,020
Transfers between variable and fixed accounts, net	284,592	308,639	3,812,012	(26,914,617)	889,267	267,344
Contract benefits and terminations	(65,144)	(32,102)	(168,639,830)	(161,591,647)	(156,945)	(125,391)
Contract charges and deductions	(16,128)	(12,641)	(12,192,700)	(13,133,231)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(3,424)	(11,101)	-	-
Other	(1)	(4)	(15,033)	(5,175)	1,156	(11)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	545,865	263,892	(150,810,145)	(176,179,200)	1,653,166	496,962
NET INCREASE (DECREASE) IN NET ASSETS	953,404	372,492	29,719,338	(91,469,339)	1,887,209	624,064
NET ASSETS
Beginning of Year	1,523,715	1,151,223	1,084,226,914	1,175,696,253	1,964,260	1,340,196
End of Year	$2,477,119	$1,523,715	$1,113,946,252	$1,084,226,914	$3,851,469	$1,964,260

See Notes to Financial Statements	SA-62

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	BlackRock S&P 500 Index		BlackRock Small Cap Index		BlackRock Total Return
	V.I. Class I		V.I. Class I		V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$102,864	$44,332	$52,915	$106,436	$184,619	$91,874
Realized gain (loss) on investments	610,881	197,262	236,748	378,496	(2,925)	2,867
Change in net unrealized appreciation (depreciation) on investments	838,680	440,985	859,042	187,643	141,083	(87,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,552,425	682,579	1,148,705	672,575	322,777	6,747
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,757,600	2,394,185	2,005,559	2,492,387	2,499,124	862,414
Transfers between variable and fixed accounts, net	(915,717)	153,016	(5,440)	(314,017)	267,127	(43,796)
Contract benefits and terminations	(471,992)	(195,434)	(434,450)	(117,583)	(143,215)	(31,013)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4,555)	224	13,353	(1,228)	(318)	(14)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,365,336	2,351,991	1,579,022	2,059,559	2,622,718	787,591
NET INCREASE (DECREASE) IN NET ASSETS	8,917,761	3,034,570	2,727,727	2,732,134	2,945,495	794,338
NET ASSETS
Beginning of Year	5,083,889	2,049,319	7,919,201	5,187,067	2,933,905	2,139,567
End of Year	$14,001,650	$5,083,889	$10,646,928	$7,919,201	$5,879,400	$2,933,905

	DFA VA Equity Allocation		DFA VA Global Bond		DFA VA Global Moderate
	Institutional Class		Institutional Class		Allocation Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$62,648	$22,175	$56,239	$41,748	$321,013	$120,654
Realized gain (loss) on investments	52,103	16,620	(2,973)	(3,916)	131,411	34,862
Change in net unrealized appreciation (depreciation) on investments	578,348	53,003	(7,712)	(401)	608,584	60,477
Net Increase (Decrease) in Net Assets Resulting from Operations	693,099	91,798	45,554	37,431	1,061,008	215,993
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	580,654	934,036	236,048	511,847	8,712,739	3,421,960
Transfers between variable and fixed accounts, net	1,331,347	173,694	288,502	89,442	(67,023)	(103,923)
Contract benefits and terminations	(29,672)	(56,284)	(60,434)	(202,886)	(76,810)	(42,719)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(36)	(19)	(15)	(7)	(191)	(27)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,882,293	1,051,427	464,101	398,396	8,568,715	3,275,291
NET INCREASE (DECREASE) IN NET ASSETS	2,575,392	1,143,225	509,655	435,827	9,629,723	3,491,284
NET ASSETS
Beginning of Year	1,424,030	280,805	1,015,476	579,649	4,945,634	1,454,350
End of Year	$3,999,422	$1,424,030	$1,525,131	$1,015,476	$14,575,357	$4,945,634

See Notes to Financial Statements	SA-63

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	DFA VA International Small		DFA VA International Value		DFA VA Short-Term Fixed
	Institutional Class		Institutional Class		Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$89,489	$45,666	$274,815	$183,527	$304,338	$266,520
Realized gain (loss) on investments	119,828	38,191	229,552	98,910	(29,115)	(1,721)
Change in net unrealized appreciation (depreciation) on investments	488,465	(81,257)	1,890,565	(196,758)	(4,362)	(35,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	697,782	2,600	2,394,932	85,679	270,861	229,464
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,037,349	835,673	2,507,310	2,275,832	2,435,715	1,977,678
Transfers between variable and fixed accounts, net	256,939	22,645	(1,109,418)	628,857	(130,107)	232,495
Contract benefits and terminations	(98,168)	(66,275)	(469,965)	(106,033)	(526,722)	(354,736)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(201)	(16)	(9,325)	2,119	(92)	(1,035)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,195,919	792,027	918,602	2,800,775	1,778,794	1,854,402
NET INCREASE (DECREASE) IN NET ASSETS	1,893,701	794,627	3,313,534	2,886,454	2,049,655	2,083,866
NET ASSETS
Beginning of Year	1,457,346	662,719	4,948,433	2,061,979	6,003,000	3,919,134
End of Year	$3,351,047	$1,457,346	$8,261,967	$4,948,433	$8,052,655	$6,003,000

	DFA VA US Large Value		DFA VA US Targeted Value		Fidelity VIP Consumer Discretionary
	Institutional Class		Institutional Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$197,929	$150,478	$92,454	$49,192	$(532)	$(220)
Realized gain (loss) on investments	715,830	918,947	482,927	315,909	8,459	270
Change in net unrealized appreciation (depreciation) on investments	813,096	(275,941)	(11,038)	(98,726)	6,138	14,698
Net Increase (Decrease) in Net Assets Resulting from Operations	1,726,855	793,484	564,343	266,375	14,065	14,748
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,306,271	2,819,042	2,035,271	1,674,263	107,428	58,483
Transfers between variable and fixed accounts, net	(285,524)	946,705	(180,769)	655,913	2,125	(3,331)
Contract benefits and terminations	(477,512)	(262,119)	(264,906)	(85,232)	(944)	(253)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(22,254)	790	(7,952)	(240)	564	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,520,981	3,504,418	1,581,644	2,244,704	109,173	54,900
NET INCREASE (DECREASE) IN NET ASSETS	5,247,836	4,297,902	2,145,987	2,511,079	123,238	69,648
NET ASSETS
Beginning of Year	9,189,085	4,891,183	4,770,650	2,259,571	79,957	10,309
End of Year	$14,436,921	$9,189,085	$6,916,637	$4,770,650	$203,195	$79,957

See Notes to Financial Statements	SA-64

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Contrafund		Fidelity VIP Contrafund		Fidelity VIP Emerging Markets
	Initial Class		Service Class 2		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(34,758)	$(15,105)	$(7,519,035)	$(5,298,876)	$66,304	$24,410
Realized gain (loss) on investments	1,457,341	883,575	107,561,892	63,690,910	32,638	(649)
Change in net unrealized appreciation (depreciation) on investments	429,224	468,909	21,104,101	59,818,301	1,143,838	105,237
Net Increase (Decrease) in Net Assets Resulting from Operations	1,851,807	1,337,379	121,146,958	118,210,335	1,242,780	128,998
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,943,791	3,498,064	139,704,713	100,531,612	840,061	865,319
Transfers between variable and fixed accounts, net	923,106	329,938	16,316,114	56,532,041	822,728	131,591
Contract benefits and terminations	(277,805)	(144,832)	(75,581,722)	(64,758,656)	(189,302)	(88,138)
Contract charges and deductions	-	-	(1,145,883)	(427,716)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(63,552)	(418)	-	-
Other	491	3,366	(95,939)	(24,052)	1,801	(360)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,589,583	3,686,536	79,133,731	91,852,811	1,475,288	908,412
NET INCREASE (DECREASE) IN NET ASSETS	5,441,390	5,023,915	200,280,689	210,063,146	2,718,068	1,037,410
NET ASSETS
Beginning of Year	7,932,402	2,908,487	569,257,996	359,194,850	2,321,218	1,283,808
End of Year	$13,373,792	$7,932,402	$769,538,685	$569,257,996	$5,039,286	$2,321,218

	Fidelity VIP Energy		Fidelity VIP Extended Market Index		Fidelity VIP FundsManager 60%
	Initial Class		Initial Class		Investor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,816	$33,860	$58,935	$37,539	$5,330,962	$3,990,492
Realized gain (loss) on investments	(4,141)	(2,126)	(21,161)	23,671	1,325,297	(40,864)
Change in net unrealized appreciation (depreciation) on investments	184,735	(1,324)	728,870	352,413	46,677,749	17,959,405
Net Increase (Decrease) in Net Assets Resulting from Operations	219,410	30,410	766,644	413,623	53,334,008	21,909,033
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	255,660	328,860	3,378,029	1,830,301	58,956,289	96,629,377
Transfers between variable and fixed accounts, net	114,549	85,099	387,833	(888,381)	-	665,122
Contract benefits and terminations	(50,403)	(42,785)	(127,889)	(43,451)	(8,831,841)	(3,067,644)
Contract charges and deductions	-	-	-	-	(3,070,792)	(2,249,651)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(306)	(69)	(1,233)	1,241	(22,538)	(17,050)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	319,500	371,105	3,636,740	899,710	47,031,118	91,960,154
NET INCREASE (DECREASE) IN NET ASSETS	538,910	401,515	4,403,384	1,313,333	100,365,126	113,869,187
NET ASSETS
Beginning of Year	1,909,774	1,508,259	4,439,548	3,126,215	335,034,281	221,165,094
End of Year	$2,448,684	$1,909,774	$8,842,932	$4,439,548	$435,399,407	$335,034,281

See Notes to Financial Statements	SA-65

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP FundsManager 60%		Fidelity VIP Government		Fidelity VIP Government
	Service Class 2		Money Market Initial Class		Money Market Investor Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,392,965	$2,762,459	$1,074,493	$973,660		$2,097
Realized gain (loss) on investments	6,550,422	1,275,711	-	-		(21)
Change in net unrealized appreciation (depreciation) on investments	45,645,586	28,694,369	-	-		-
Net Increase (Decrease) in Net Assets Resulting from Operations	55,588,973	32,732,539	1,074,493	973,660		2,076
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,122,325	25,454,443	40,332,243	24,644,697		663,000
Transfers between variable and fixed accounts, net	4,299,093	6,219,411	(25,709,131)	(15,268,374)		(665,122)
Contract benefits and terminations	(66,329,644)	(57,264,731)	(2,408,213)	(5,261,133)		-
Contract charges and deductions	(4,809,142)	(4,980,081)	-	-		-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,270)	2,184	-	-		-
Other	(11,479)	4,182	(3,150)	(2,390)		46
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(43,730,117)	(30,564,592)	12,211,749	4,112,800		(2,076)
NET INCREASE (DECREASE) IN NET ASSETS	11,858,856	2,167,947	13,286,242	5,086,460		-
NET ASSETS
Beginning of Year or Period	416,057,260	413,889,313	24,579,483	19,493,023		-
End of Year or Period	$427,916,116	$416,057,260	$37,865,725	$24,579,483		$-

	Fidelity VIP Government		Fidelity VIP Growth		Fidelity VIP
	Money Market Service Class		Opportunities Initial Class		Index 500 Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,862,330	$19,410,270	$(9,365)	$(5,681)	$88,482	$78,171
Realized gain (loss) on investments	-	-	45,519	3,417	19,843	12,990
Change in net unrealized appreciation (depreciation) on investments	-	(42)	387,276	372,228	1,777,150	1,722,298
Net Increase (Decrease) in Net Assets Resulting from Operations	14,862,330	19,410,228	423,430	369,964	1,885,475	1,813,459
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	162,959,968	125,361,137	550,805	588,830	3,000,189	2,766,706
Transfers between variable and fixed accounts, net	136,895,718	112,386,439	9,735	98,913	317,865	(38,412)
Contract benefits and terminations	(296,737,098)	(243,530,534)	(193,470)	(68,594)	(648,431)	(304,471)
Contract charges and deductions	(504,895)	(467,463)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,455)	(473)	-	-	-	-
Other	(476)	(8,554)	(1,132)	(411)	(62)	(539)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,608,762	(6,259,448)	365,938	618,738	2,669,561	2,423,284
NET INCREASE (DECREASE) IN NET ASSETS	17,471,092	13,150,780	789,368	988,702	4,555,036	4,236,743
NET ASSETS
Beginning of Year	515,056,971	501,906,191	1,725,899	737,197	10,298,898	6,062,155
End of Year	$532,528,063	$515,056,971	$2,515,267	$1,725,899	$14,853,934	$10,298,898

(1) All units were fully redeemed or transferred prior to December 31, 2024 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-66

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Fidelity VIP Investment		Fidelity VIP Strategic Income		Fidelity VIP Value
	Grade Bond Initial Class		Service Class 2		Strategies Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$276,043	$186,262	$2,726,356	$2,351,090	$12,739	$15,686
Realized gain (loss) on investments	(13,920)	(19,967)	(204,038)	(399,754)	(12,673)	336,246
Change in net unrealized appreciation (depreciation) on investments	220,658	(78,711)	4,732,454	2,142,920	358,374	(208,651)
Net Increase (Decrease) in Net Assets Resulting from Operations	482,781	87,584	7,254,772	4,094,256	358,440	143,281
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,887,436	1,882,768	16,559,832	17,581,877	298,859	741,179
Transfers between variable and fixed accounts, net	1,490,367	446,049	6,678,407	6,174,334	(422,286)	233,054
Contract benefits and terminations	(177,092)	(89,603)	(15,499,619)	(18,945,366)	(84,974)	(54,519)
Contract charges and deductions	-	-	(97,106)	(56,062)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	943	51	377	(1,671)	(10,429)	(226)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,201,654	2,239,265	7,641,891	4,753,112	(218,830)	919,488
NET INCREASE (DECREASE) IN NET ASSETS	3,684,435	2,326,849	14,896,663	8,847,368	139,610	1,062,769
NET ASSETS
Beginning of Year	6,119,008	3,792,159	96,516,597	87,669,229	2,421,156	1,358,387
End of Year	$9,803,443	$6,119,008	$111,413,260	$96,516,597	$2,560,766	$2,421,156

	First Trust Dorsey Wright		First Trust/Dow Jones		Franklin
	Tactical Core Class I		Dividend & Income Allocation Class I		Allocation VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(75,631)	$(90,555)	$5,816,143	$6,276,189	$263,074	$280,567
Realized gain (loss) on investments	367,305	422,451	34,707,499	13,488,094	911,701	(239,328)
Change in net unrealized appreciation (depreciation) on investments	2,900,903	3,764,938	(19,394,646)	7,541,842	1,501,750	1,790,475
Net Increase (Decrease) in Net Assets Resulting from Operations	3,192,577	4,096,834	21,128,996	27,306,125	2,676,525	1,831,714
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,585,994	4,956,321	22,096,731	29,072,987	1,881,448	1,651,392
Transfers between variable and fixed accounts, net	693,638	(939,063)	3,162,260	1,194,037	258,258	(176,477)
Contract benefits and terminations	(6,428,552)	(5,464,150)	(88,334,819)	(94,815,319)	(3,170,492)	(2,941,753)
Contract charges and deductions	(31,791)	(14,048)	(5,882,206)	(6,458,019)	(92,656)	(82,279)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	809	1,741	(7,837)	12
Other	843	(4,646)	2,036	(3,137)	8,231	99
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,179,868)	(1,465,586)	(68,955,189)	(71,007,710)	(1,123,048)	(1,549,006)
NET INCREASE (DECREASE) IN NET ASSETS	1,012,709	2,631,248	(47,826,193)	(43,701,585)	1,553,477	282,708
NET ASSETS
Beginning of Year	39,137,603	36,506,355	555,913,557	599,615,142	23,705,186	23,422,478
End of Year	$40,150,312	$39,137,603	$508,087,364	$555,913,557	$25,258,663	$23,705,186

See Notes to Financial Statements	SA-67

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Franklin		Franklin Income		Franklin Income
	Allocation VIP Class 4		VIP Class 1		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$912,897	$1,127,885	$58,468	$19,852	$3,233,715	$3,138,802
Realized gain (loss) on investments	10,711,257	1,472,844	10,583	1,308	1,024,830	322,684
Change in net unrealized appreciation (depreciation) on investments	12,201,519	14,490,549	78,284	(5,260)	4,640,766	1,042,746
Net Increase (Decrease) in Net Assets Resulting from Operations	23,825,673	17,091,278	147,335	15,900	8,899,311	4,504,232
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,565,599	12,509,547	127,280	777,815	8,230,330	7,290,178
Transfers between variable and fixed accounts, net	3,157,645	(2,769,664)	(57,775)	14,606	4,720,906	22,430,884
Contract benefits and terminations	(34,125,419)	(34,668,924)	(93,163)	(9,207)	(15,584,016)	(14,508,546)
Contract charges and deductions	(2,452,687)	(2,514,559)	-	-	(62,362)	(21,351)
Adjustments to net assets allocated to contracts in payout (annuitization) period	189	312	-	-	(38)	4
Other	744	(8,572)	(3)	(14)	2,157	2,662
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(22,853,929)	(27,451,860)	(23,661)	783,200	(2,693,023)	15,193,831
NET INCREASE (DECREASE) IN NET ASSETS	971,744	(10,360,582)	123,674	799,100	6,206,288	19,698,063
NET ASSETS
Beginning of Year	227,064,752	237,425,334	1,181,913	382,813	79,142,450	59,444,387
End of Year	$228,036,496	$227,064,752	$1,305,587	$1,181,913	$85,348,738	$79,142,450

	Franklin Mutual Global		Franklin Mutual		Franklin Rising
	Discovery VIP Class 2		Shares VIP Class 1		Dividends VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,338,564	$1,070,806	$3,518	$4,945	$17,323	$11,617
Realized gain (loss) on investments	16,066,019	12,770,273	19,123	14,996	306,369	89,314
Change in net unrealized appreciation (depreciation) on investments	12,072,734	(8,242,831)	(1,538)	11,507	63,157	38,949
Net Increase (Decrease) in Net Assets Resulting from Operations	29,477,317	5,598,248	21,103	31,448	386,849	139,880
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,948,566	5,210,539	-	100,023	865,162	1,683,393
Transfers between variable and fixed accounts, net	(907,362)	(229,138)	8,139	1,213	39,723	36,663
Contract benefits and terminations	(18,117,125)	(22,737,151)	(3,375)	(108,416)	(88,223)	(236,308)
Contract charges and deductions	(650,084)	(678,346)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	2,654	(5,970)	-	-	-	-
Other	1,596	(840)	1	1	92	238
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,721,755)	(18,440,906)	4,765	(7,179)	816,754	1,483,986
NET INCREASE (DECREASE) IN NET ASSETS	15,755,562	(12,842,658)	25,868	24,269	1,203,603	1,623,866
NET ASSETS
Beginning of Year	138,602,843	151,445,501	182,639	158,370	3,255,491	1,631,625
End of Year	$154,358,405	$138,602,843	$208,507	$182,639	$4,459,094	$3,255,491

See Notes to Financial Statements	SA-68

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Franklin Rising		Franklin		Franklin
	Dividends VIP Class 2		Small Cap Value VIP Class 1		Small-Mid Cap Growth VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(772,196)	$(272,318)	$10,139	$3,703	$(7,995)	$(6,499)
Realized gain (loss) on investments	26,009,482	12,769,450	71,141	11,927	78,255	3,628
Change in net unrealized appreciation (depreciation) on investments	780,166	10,259,302	13,849	26,529	(39,357)	144,613
Net Increase (Decrease) in Net Assets Resulting from Operations	26,017,452	22,756,434	95,129	42,159	30,903	141,742
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,119,587	22,884,562	392,304	333,482	322,465	402,502
Transfers between variable and fixed accounts, net	2,157,356	5,094,264	194,113	473,985	155,511	228,669
Contract benefits and terminations	(33,123,997)	(35,646,877)	(307,170)	(39,703)	(308,369)	(77,833)
Contract charges and deductions	(290,411)	(216,721)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(8,791)	(3,173)	-	-	-	-
Other	3,778	4,164	(656)	(65)	(159)	(91)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,142,478)	(7,883,781)	278,591	767,699	169,448	553,247
NET INCREASE (DECREASE) IN NET ASSETS	13,874,974	14,872,653	373,720	809,858	200,351	694,989
NET ASSETS
Beginning of Year	251,518,829	236,646,176	1,087,997	278,139	1,631,850	936,861
End of Year	$265,393,803	$251,518,829	$1,461,717	$1,087,997	$1,832,201	$1,631,850

	Franklin		Templeton		Templeton
	Strategic Income VIP Class 1		Foreign VIP Class 1		Global Bond VIP Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$131,327	$33,726	$1,482	$3,618	$(3,737)	$(1,769)
Realized gain (loss) on investments	(696)	9,376	16,209	8,901	21	(1,182)
Change in net unrealized appreciation (depreciation) on investments	77,377	(7,887)	57,883	(12,396)	97,978	(43,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	208,008	35,215	75,574	123	94,262	(46,246)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,793,428	1,050,202	63,131	42,771	405,674	44,718
Transfers between variable and fixed accounts, net	397,628	470,630	621,082	(83,634)	349,082	2,929
Contract benefits and terminations	(120,773)	(318,351)	(11,617)	(576)	(40,585)	(17,217)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(188)	(20)	28	-	(11)	349
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,070,095	1,202,461	672,624	(41,439)	714,160	30,779
NET INCREASE (DECREASE) IN NET ASSETS	2,278,103	1,237,676	748,198	(41,316)	808,422	(15,467)
NET ASSETS
Beginning of Year	2,086,427	848,751	103,868	145,184	365,618	381,085
End of Year	$4,364,530	$2,086,427	$852,066	$103,868	$1,174,040	$365,618

See Notes to Financial Statements	SA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Templeton		Goldman Sachs VIT Large Cap		Goldman Sachs VIT Mid Cap
	Global Bond VIP Class 2		Value Institutional Shares		Value Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(529,209)	$(574,990)	$6,695	$2,461	$5,375	$3,420
Realized gain (loss) on investments	(1,268,904)	(1,839,584)	140,242	28,188	76,597	29,560
Change in net unrealized appreciation (depreciation) on investments	8,150,883	(3,967,618)	(54,841)	(18,181)	(14,463)	8,515
Net Increase (Decrease) in Net Assets Resulting from Operations	6,352,770	(6,382,192)	92,096	12,468	67,509	41,495
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,049,254	2,568,905	31,560	156,399	108,819	130,672
Transfers between variable and fixed accounts, net	2,856,213	4,351,239	814,281	(39,885)	75,426	157,433
Contract benefits and terminations	(6,971,692)	(10,093,973)	(23,125)	(26,693)	(20,592)	(84,330)
Contract charges and deductions	(71,688)	(69,750)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,202)	21	-	-	-	-
Other	(878)	80	3	(5)	(13)	(155)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,139,993)	(3,243,478)	822,719	89,816	163,640	203,620
NET INCREASE (DECREASE) IN NET ASSETS	4,212,777	(9,625,670)	914,815	102,284	231,149	245,115
NET ASSETS
Beginning of Year	44,526,795	54,152,465	200,668	98,384	514,386	269,271
End of Year	$48,739,572	$44,526,795	$1,115,483	$200,668	$745,535	$514,386

	Goldman Sachs VIT		Goldman Sachs VIT Trend Driven		Invesco V.I. American
	Strategic Growth Institutional Shares		Allocation Fund Institutional Shares		Value Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,582)	$(3,276)	$3,408	$725	$686	$288
Realized gain (loss) on investments	224,223	50,457	10,081	4,505	217,378	1,428
Change in net unrealized appreciation (depreciation) on investments	3,996	112,964	(9,500)	2,102	38,720	(24,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,637	160,145	3,989	7,332	256,784	(23,223)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	41,128	27,069	25,176	26,192	339,054	761,158
Transfers between variable and fixed accounts, net	(96,408)	6,952	34,649	(58)	99,803	299,468
Contract benefits and terminations	(19,358)	(7,459)	(314)	(130,013)	(9,746)	(7,779)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(3)	(8)	25	17	(203)	(18)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(74,641)	26,554	59,536	(103,862)	428,908	1,052,829
NET INCREASE (DECREASE) IN NET ASSETS	147,996	186,699	63,525	(96,530)	685,692	1,029,606
NET ASSETS
Beginning of Year	689,654	502,955	35,684	132,214	1,083,738	54,132
End of Year	$837,650	$689,654	$99,209	$35,684	$1,769,430	$1,083,738

See Notes to Financial Statements	SA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I. Balanced-Risk		Invesco V.I. Balanced-Risk		Invesco V.I. Discovery
	Allocation Series I		Allocation Series II		Mid Cap Growth Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$36,338	$19,074	$11,780,036	$11,043,581	$(955)	$(745)
Realized gain (loss) on investments	(12,058)	(147)	(6,585,715)	(5,026,124)	14,751	2,621
Change in net unrealized appreciation (depreciation) on investments	7,281	(19,367)	10,625,957	99,878	(4,637)	29,950
Net Increase (Decrease) in Net Assets Resulting from Operations	31,561	(440)	15,820,278	6,117,335	9,159	31,826
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	418,232	390,973	7,507,162	10,033,401	37,850	64,285
Transfers between variable and fixed accounts, net	(203,039)	(175,307)	(1,181,689)	(420,731)	37,478	35,695
Contract benefits and terminations	(2,219)	(2,099)	(36,260,865)	(37,326,320)	(23,711)	(36,005)
Contract charges and deductions	(1,130)	(1,028)	(2,723,157)	(2,996,620)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(237)	(1,190)	-	-
Other	(5)	-	82	664	(121)	(32)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	211,839	212,539	(32,658,704)	(30,710,796)	51,496	63,943
NET INCREASE (DECREASE) IN NET ASSETS	243,400	212,099	(16,838,426)	(24,593,461)	60,655	95,769
NET ASSETS
Beginning of Year	319,935	107,836	233,511,197	258,104,658	201,145	105,376
End of Year	$563,335	$319,935	$216,672,771	$233,511,197	$261,800	$201,145

	Invesco V.I. Equity and		Invesco V.I. EQV International		Invesco V.I. Global
	Income Series II		Equity Series I		Real Estate Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$525,194	$345,421	$235	$7,450	$54,744	$104,153
Realized gain (loss) on investments	3,360,035	2,345,993	8,117	2,619	(17,715)	(43,985)
Change in net unrealized appreciation (depreciation) on investments	2,846,602	3,134,916	39,874	(35,515)	503,829	(331,877)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,731,831	5,826,330	48,226	(25,446)	540,858	(271,709)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,630,604	6,283,982	70,358	-	660,782	1,020,818
Transfers between variable and fixed accounts, net	3,463	2,617,847	128	500,687	297,323	(156,451)
Contract benefits and terminations	(8,012,666)	(6,847,858)	(511,489)	(8)	(1,234,092)	(1,148,308)
Contract charges and deductions	(92,540)	(77,969)	-	-	(3,581)	(1,989)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2,494)	-	-	-	-	-
Other	5,557	(1,166)	4	(17)	1,645	(958)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,468,076)	1,974,836	(440,999)	500,662	(277,923)	(286,888)
NET INCREASE (DECREASE) IN NET ASSETS	2,263,755	7,801,166	(392,773)	475,216	262,935	(558,597)
NET ASSETS
Beginning of Year	62,118,270	54,317,104	486,040	10,824	8,266,234	8,824,831
End of Year	$64,382,025	$62,118,270	$93,267	$486,040	$8,529,169	$8,266,234

See Notes to Financial Statements	SA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Global Series II		International Growth Series I		International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(298,580)	$(306,427)	$(187)	$336	$(212,136)	$(160,967)
Realized gain (loss) on investments	4,902,129	1,901,073	17,407	6,131	1,843,823	1,326,831
Change in net unrealized appreciation (depreciation) on investments	(1,372,995)	1,738,544	10,036	(14,179)	1,145,549	(1,829,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,230,554	3,333,190	27,256	(7,712)	2,777,236	(664,058)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,979,121	3,087,828	78,911	113,879	2,421,746	2,689,657
Transfers between variable and fixed accounts, net	(1,118,059)	(1,078,107)	7,303	26,604	(2,362,979)	1,049,378
Contract benefits and terminations	(3,016,734)	(5,122,074)	(1,133)	(398)	(3,027,628)	(2,510,379)
Contract charges and deductions	(37,543)	(17,088)	-	-	(22,293)	(15,488)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(591)	54	-	-	(219)	2
Other	2,664	(102)	19	(3)	(352)	607
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,191,142)	(3,129,489)	85,100	140,082	(2,991,725)	1,213,777
NET INCREASE (DECREASE) IN NET ASSETS	2,039,412	203,701	112,356	132,370	(214,489)	549,719
NET ASSETS
Beginning of Year	23,950,774	23,747,073	149,213	16,843	20,609,419	20,059,700
End of Year	$25,990,186	$23,950,774	$261,569	$149,213	$20,394,930	$20,609,419

	Invesco V.I. Main Street		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	Small Cap Fund Series I		December Series I		December Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(102)	$(3,563)	$(3,301)	$(1,953)	$(527,225)	$(319,204)
Realized gain (loss) on investments	122,664	36,295	26,009	8,688	3,310,729	1,133,007
Change in net unrealized appreciation (depreciation) on investments	(29,083)	39,345	27,526	37,215	2,259,791	2,411,723
Net Increase (Decrease) in Net Assets Resulting from Operations	93,479	72,077	50,234	43,950	5,043,295	3,225,526
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	341,852	332,469	520,439	575,571	13,121,341	10,189,661
Transfers between variable and fixed accounts, net	(55,218)	284,841	(365,822)	(424,782)	2,611,056	1,146,453
Contract benefits and terminations	(73,643)	(43,558)	(1,806)	(618)	(4,126,686)	(1,565,677)
Contract charges and deductions	-	-	-	-	(3,092)	(2,490)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	402	5	(731)	(8)	5,674	(2,502)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	213,393	573,757	152,080	150,163	11,608,293	9,765,445
NET INCREASE (DECREASE) IN NET ASSETS	306,872	645,834	202,314	194,113	16,651,588	12,990,971
NET ASSETS
Beginning of Year	1,145,407	499,573	542,216	348,103	30,764,090	17,773,119
End of Year	$1,452,279	$1,145,407	$744,530	$542,216	$47,415,678	$30,764,090

See Notes to Financial Statements	SA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	June Series I		June Series II		March Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,180)	$(6,405)	$(526,325)	$(353,841)	$(639)	$(321)
Realized gain (loss) on investments	125,340	125,311	3,692,458	3,099,938	13,874	9,464
Change in net unrealized appreciation (depreciation) on investments	81,659	61,392	2,111,163	816,845	(560)	4,461
Net Increase (Decrease) in Net Assets Resulting from Operations	199,819	180,298	5,277,296	3,562,942	12,675	13,604
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	72,751	202,206	9,011,066	8,572,743	51,753	21,654
Transfers between variable and fixed accounts, net	45,324	(401,659)	3,994,955	3,489,503	60,060	33,249
Contract benefits and terminations	(36,381)	(15,310)	(4,294,320)	(1,295,300)	(1,595)	(708)
Contract charges and deductions	-	-	(4,182)	(3,817)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(784)	(3)	(6,786)	(1,509)	(507)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	80,910	(214,766)	8,700,733	10,761,620	109,711	54,193
NET INCREASE (DECREASE) IN NET ASSETS	280,729	(34,468)	13,978,029	14,324,562	122,386	67,797
NET ASSETS
Beginning of Year or Period	1,459,228	1,493,696	39,903,788	25,579,226	67,797	-
End of Year or Period	$1,739,957	$1,459,228	$53,881,817	$39,903,788	$190,183	$67,797

	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	March Series II		September Series I		September Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(439,624)	$(273,938)	$(3,209)	$(2,140)	$(581,886)	$(405,923)
Realized gain (loss) on investments	3,018,090	2,382,897	65,371	25,375	2,605,137	3,542,903
Change in net unrealized appreciation (depreciation) on investments	368,319	766,045	21,796	19,048	3,341,304	(214,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,946,785	2,875,004	83,958	42,283	5,364,555	2,922,654
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,887,292	7,921,590	713,270	1,269	8,181,070	8,431,369
Transfers between variable and fixed accounts, net	3,465,723	5,256,638	117,384	17,588	10,154,376	10,102,751
Contract benefits and terminations	(3,664,960)	(1,718,169)	(7,835)	(6,415)	(5,855,036)	(3,215,359)
Contract charges and deductions	(5,226)	(3,720)	-	-	(4,432)	(6,313)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4,020)	(5,395)	(843)	(2)	2,285	(692)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,678,809	11,450,944	821,976	12,440	12,478,263	15,311,756
NET INCREASE (DECREASE) IN NET ASSETS	11,625,594	14,325,948	905,934	54,723	17,842,818	18,234,410
NET ASSETS
Beginning of Year	29,661,224	15,335,276	470,980	416,257	50,136,166	31,901,756
End of Year	$41,286,818	$29,661,224	$1,376,914	$470,980	$67,978,984	$50,136,166

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Invesco V.I.		Janus Henderson		Janus Henderson
	Technology Series I		Balanced Institutional Shares		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(12,857)	$(7,955)	$84,577	$62,402	$29,140,085	$31,495,275
Realized gain (loss) on investments	332,315	79,339	167,846	11,617	349,750,158	90,136,416
Change in net unrealized appreciation (depreciation) on investments	172,287	353,588	440,393	314,491	391,847,463	645,855,980
Net Increase (Decrease) in Net Assets Resulting from Operations	491,745	424,972	692,816	388,510	770,737,706	767,487,671
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	525,286	782,595	1,412,416	1,919,745	437,446,158	475,381,082
Transfers between variable and fixed accounts, net	242,473	(80,907)	(32,686)	258,742	10,338,609	40,435,123
Contract benefits and terminations	(50,880)	(22,309)	(592,958)	(479,451)	(1,092,794,244)	(781,876,612)
Contract charges and deductions	-	-	(41,713)	(19,673)	(59,380,280)	(59,766,292)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(24,376)	(45,307)
Other	(758)	285	707	(992)	41,280	(14,304)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	716,121	679,664	745,766	1,678,371	(704,372,853)	(325,886,310)
NET INCREASE (DECREASE) IN NET ASSETS	1,207,866	1,104,636	1,438,582	2,066,881	66,364,853	441,601,361
NET ASSETS
Beginning of Year	2,066,317	961,681	4,166,859	2,099,978	6,122,591,611	5,680,990,250
End of Year	$3,274,183	$2,066,317	$5,605,441	$4,166,859	$6,188,956,464	$6,122,591,611

	Janus Henderson		Janus Henderson		LVIP American Century Inflation
	Enterprise Institutional Shares		Flexible Bond Service Shares		Protection Standard Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(7,056)	$2,441	$1,122,134	$991,010	$57,984	$12,052
Realized gain (loss) on investments	129,349	41,762	(854,844)	(672,740)	(628)	(1,175)
Change in net unrealized appreciation (depreciation) on investments	13,033	89,935	1,706,048	(266,956)	(29,016)	(12,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	135,326	134,138	1,973,338	51,314	28,340	(1,459)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	499,019	312,440	3,289,082	3,859,275	217,645	189,865
Transfers between variable and fixed accounts, net	(34,604)	539,210	899,706	3,860,844	209,684	158,130
Contract benefits and terminations	(45,445)	(35,481)	(6,347,647)	(5,515,939)	(10,131)	(1,482)
Contract charges and deductions	-	-	(32,005)	(15,936)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	26	32	-	-
Other	(1,146)	(15)	(1,287)	3,455	(377)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	417,824	816,154	(2,192,125)	2,191,731	416,821	346,505
NET INCREASE (DECREASE) IN NET ASSETS	553,150	950,292	(218,787)	2,243,045	445,161	345,046
NET ASSETS
Beginning of Year or Period	1,861,052	910,760	33,715,099	31,472,054	345,046	-
End of Year or Period	$2,414,202	$1,861,052	$33,496,312	$33,715,099	$790,207	$345,046

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	LVIP American Century		LVIP American Century		LVIP JPMorgan
	Mid Cap Value Standard Class II		Mid Cap Value Service Class		Core Bond Standard Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,885	$11,738	$395,290	$1,033,920	$144,734	$132,269
Realized gain (loss) on investments	40,991	2,548	7,262,851	5,908,242	(9,202)	(3,985)
Change in net unrealized appreciation (depreciation) on investments	(6,258)	17,301	(1,388,819)	(53,549)	119,809	(116,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,618	31,587	6,269,322	6,888,613	255,341	12,104
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	29,095	361,122	3,811,249	5,297,748	1,123,840	1,211,924
Transfers between variable and fixed accounts, net	(40,068)	(523,209)	(418,452)	(5,243,163)	430,902	275,409
Contract benefits and terminations	(17,780)	(81,734)	(12,642,679)	(14,701,592)	(175,795)	(32,987)
Contract charges and deductions	-	-	(66,135)	(78,118)	(61)	(61)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(869)	(43)	-	(2)
Other	(9)	818	(2,660)	4,692	407	717
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(28,762)	(243,003)	(9,319,546)	(14,720,476)	1,379,293	1,455,000
NET INCREASE (DECREASE) IN NET ASSETS	13,856	(211,416)	(3,050,224)	(7,831,863)	1,634,634	1,467,104
NET ASSETS
Beginning of Year	544,939	756,355	87,363,926	95,195,789	3,329,569	1,862,465
End of Year	$558,795	$544,939	$84,313,702	$87,363,926	$4,964,203	$3,329,569

	LVIP JPMorgan		LVIP JPMorgan		Western Asset Core
	Mid Cap Value Standard Class		U.S. Equity Standard Class		Plus VIT Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,377	$383	$(274)	$(189)	$59,099	$157,742
Realized gain (loss) on investments	36,350	34,380	(445)	1,092	(39,115)	(15,695)
Change in net unrealized appreciation (depreciation) on investments	(26,178)	(17,695)	3,338	1,586	85,196	(139,845)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,549	17,068	2,619	2,489	105,180	2,202
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	243,117	73,364	-	-	-	1,615,573
Transfers between variable and fixed accounts, net	43,538	(59,890)	-	34,012	(436,984)	(1,780,194)
Contract benefits and terminations	(17,231)	(5,494)	(33,020)	(150)	(42,901)	(305,735)
Contract charges and deductions	(14)	(14)	(33)	(33)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(32)	-	3	-	12	(50)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	269,378	7,966	(33,050)	33,829	(479,873)	(470,406)
NET INCREASE (DECREASE) IN NET ASSETS	280,927	25,034	(30,431)	36,318	(374,693)	(468,204)
NET ASSETS
Beginning of Year	190,748	165,714	52,926	16,608	1,827,417	2,295,621
End of Year	$471,675	$190,748	$22,495	$52,926	$1,452,724	$1,827,417

See Notes to Financial Statements	SA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Lord Abbett		Lord Abbett		MFS International
	Bond Debenture Class VC		Total Return Class VC		Growth - Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,508,271	$6,551,172	$8,310,294	$8,653,820	$8,108	$8,711
Realized gain (loss) on investments	(1,568,192)	(1,517,447)	(3,919,119)	(3,727,489)	111,932	6,628
Change in net unrealized appreciation (depreciation) on investments	4,426,250	2,603,525	9,157,933	(697,365)	249,219	107,495
Net Increase (Decrease) in Net Assets Resulting from Operations	10,366,329	7,637,250	13,549,108	4,228,966	369,259	122,834
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,213,557	12,803,851	4,566,523	6,756,554	480,929	360,165
Transfers between variable and fixed accounts, net	5,024,486	9,516,608	7,230,911	13,596,840	65,194	15,469
Contract benefits and terminations	(18,350,205)	(19,760,856)	(28,901,951)	(31,937,032)	(86,754)	(20,457)
Contract charges and deductions	(201,670)	(193,918)	(1,302,537)	(1,446,331)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(6,704)	(2,833)	1,107	(21,991)	-	-
Other	140	(547)	(3,008)	(1,850)	(72)	431
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	679,604	2,362,305	(18,408,955)	(13,053,810)	459,297	355,608
NET INCREASE (DECREASE) IN NET ASSETS	11,045,933	9,999,555	(4,859,847)	(8,824,844)	828,556	478,442
NET ASSETS
Beginning of Year	144,164,162	134,164,607	226,315,028	235,139,872	1,793,533	1,315,091
End of Year	$155,210,095	$144,164,162	$221,455,181	$226,315,028	$2,622,089	$1,793,533

	MFS Massachusetts Investors		MFS New Discovery Series -		MFS Total Return Series -
	Growth Stock - Service Class		Initial Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(531,451)	$(485,037)	$(7,228)	$(4,977)	$5,575,823	$4,752,575
Realized gain (loss) on investments	10,572,758	8,698,969	(68,680)	(12,888)	33,249,892	24,000,595
Change in net unrealized appreciation (depreciation) on investments	(4,263,374)	1,769,813	255,053	72,313	(68,524)	(2,025,068)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,777,933	9,983,745	179,145	54,448	38,757,191	26,728,102
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,614,905	2,533,950	498,123	226,436	19,933,054	21,710,578
Transfers between variable and fixed accounts, net	(346,580)	(4,199,488)	(182,782)	34,388	1,375,780	7,906,126
Contract benefits and terminations	(8,214,018)	(9,510,094)	(14,390)	(21,712)	(63,997,453)	(65,938,118)
Contract charges and deductions	(301,220)	(342,358)	-	-	(4,297,723)	(4,549,868)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,016)	(11,080)	-	-	3,144	(1,218)
Other	1,165	(3,088)	(11,447)	650	3,849	(4,662)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,246,764)	(11,532,158)	289,504	239,762	(46,979,349)	(40,877,162)
NET INCREASE (DECREASE) IN NET ASSETS	(1,468,831)	(1,548,413)	468,649	294,210	(8,222,158)	(14,149,060)
NET ASSETS
Beginning of Year	68,671,195	70,219,608	1,120,063	825,853	427,843,862	441,992,922
End of Year	$67,202,364	$68,671,195	$1,588,712	$1,120,063	$419,621,704	$427,843,862

See Notes to Financial Statements	SA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	MFS Utilities Series -		MFS Utilities Series -		MFS Value Series -
	Initial Class		Service Class		Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$27,577	$9,172	$894,334	$496,861	$13,861	$10,967
Realized gain (loss) on investments	12,399	9,262	1,317,423	2,472,366	68,191	75,569
Change in net unrealized appreciation (depreciation) on investments	110,364	(4,463)	4,936,208	2,446,390	36,196	(1,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	150,340	13,971	7,147,965	5,415,617	118,248	85,266
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50,691	201,595	5,211,198	3,696,251	294,964	103,332
Transfers between variable and fixed accounts, net	120,683	445,839	708,463	111,583	(604,915)	357,686
Contract benefits and terminations	(35,894)	(27,677)	(9,235,182)	(9,715,821)	(22,455)	(30,077)
Contract charges and deductions	-	-	(30,793)	(21,724)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(37)	997	(5,908)	(524)	(37)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	135,443	620,754	(3,352,222)	(5,930,235)	(332,443)	430,935
NET INCREASE (DECREASE) IN NET ASSETS	285,783	634,725	3,795,743	(514,618)	(214,195)	516,201
NET ASSETS
Beginning of Year	903,771	269,046	56,285,784	56,800,402	1,431,687	915,486
End of Year	$1,189,554	$903,771	$60,081,527	$56,285,784	$1,217,492	$1,431,687

	MFS Value Series -		Nomura VIP		Nomura VIP
	Service Class		Asset Strategy Series Service Class		Energy Series Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$411,950	$458,203	$47,898	$400,837	$(94,826)	$756,402
Realized gain (loss) on investments	6,290,437	7,598,018	4,145,025	1,935,102	1,355,175	1,892,311
Change in net unrealized appreciation (depreciation) on investments	1,617,777	(389,222)	4,390,365	1,829,559	2,916,746	(5,590,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,320,164	7,666,999	8,583,288	4,165,498	4,177,095	(2,942,186)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,024,097	2,620,364	8,692,219	4,357,623	3,466,665	3,017,715
Transfers between variable and fixed accounts, net	967,211	(2,310,535)	6,455,987	17,153,159	(632,850)	(426,742)
Contract benefits and terminations	(8,792,351)	(9,332,875)	(6,266,280)	(4,926,584)	(5,564,298)	(6,022,679)
Contract charges and deductions	(355,137)	(399,666)	(605,574)	(416,458)	(14,825)	(8,516)
Adjustments to net assets allocated to contracts in payout (annuitization) period	3,496	(8,565)	5	6	-	-
Other	(110)	(334)	2,689	(1,219)	4,906	6,818
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,152,794)	(9,431,611)	8,279,046	16,166,527	(2,740,402)	(3,433,404)
NET INCREASE (DECREASE) IN NET ASSETS	2,167,370	(1,764,612)	16,862,334	20,332,025	1,436,693	(6,375,590)
NET ASSETS
Beginning of Year	73,284,672	75,049,284	51,136,545	30,804,520	41,230,949	47,606,539
End of Year	$75,452,042	$73,284,672	$67,998,879	$51,136,545	$42,667,642	$41,230,949

See Notes to Financial Statements	SA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	TOPS		TOPS		TOPS
	Aggressive Growth ETF Class 1		Balanced ETF Class 1		Conservative ETF Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,894	$5,312	$2,819	$2,568	$9,144	$7,108
Realized gain (loss) on investments	10,843	6,795	6,535	844	5,589	6,927
Change in net unrealized appreciation (depreciation) on investments	78,617	37,103	10,812	6,347	21,113	1,405
Net Increase (Decrease) in Net Assets Resulting from Operations	94,354	49,210	20,166	9,759	35,846	15,440
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	206,065	-	98,157	88,851
Transfers between variable and fixed accounts, net	491	94,499	-	-	(146,577)	51,467
Contract benefits and terminations	(79,887)	(4,087)	(55,418)	(1,041)	(4,290)	(90,594)
Contract charges and deductions	-	-	(189)	(721)	(2,924)	(3,219)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	103	(2)	(3)	-	(2)	(55)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(79,293)	90,410	150,455	(1,762)	(55,636)	46,450
NET INCREASE (DECREASE) IN NET ASSETS	15,061	139,620	170,621	7,997	(19,790)	61,890
NET ASSETS
Beginning of Year	565,950	426,330	158,590	150,593	331,376	269,486
End of Year	$581,011	$565,950	$329,211	$158,590	$311,586	$331,376

	TOPS		TOPS		TOPS
	Growth ETF Class 1		Managed Risk Balanced ETF Class 1		Managed Risk Growth ETF Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,858	$7,635	$22,228	$16,129	$13,555	$14,269
Realized gain (loss) on investments	19,103	1,452	150	424	(74)	68
Change in net unrealized appreciation (depreciation) on investments	125,506	56,772	50,335	19,976	62,780	2,860
Net Increase (Decrease) in Net Assets Resulting from Operations	157,467	65,859	72,713	36,529	76,261	17,197
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	348,214	178,858	273,383	-	17,800	220,000
Transfers between variable and fixed accounts, net	2,662	37,445	1,487	1,536	-	194,025
Contract benefits and terminations	(13,807)	(5,910)	(8,843)	(6,266)	(3,454)	(2,424)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(255)	(7)	(10)	1	(2)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	336,814	210,386	266,017	(4,729)	14,344	411,597
NET INCREASE (DECREASE) IN NET ASSETS	494,281	276,245	338,730	31,800	90,605	428,794
NET ASSETS
Beginning of Year	753,976	477,731	652,118	620,318	654,788	225,994
End of Year	$1,248,257	$753,976	$990,848	$652,118	$745,393	$654,788

See Notes to Financial Statements	SA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	TOPS Managed Risk		TOPS		PIMCO CommodityRealReturn
	Moderate Growth ETF Class 1 (1)		Moderate Growth ETF Class 1		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,511	$6,307	$1,340	$1,249	$357,605	$145,310
Realized gain (loss) on investments	39	(12)	1,460	1,063	(346,722)	(696,437)
Change in net unrealized appreciation (depreciation) on investments	18,533	4,936	9,098	2,268	2,977,522	1,006,407
Net Increase (Decrease) in Net Assets Resulting from Operations	25,083	11,231	11,898	4,580	2,988,405	455,280
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	238,004	-	59,933	2,202,502	1,572,678
Transfers between variable and fixed accounts, net	1,025	-	-	-	2,292,906	(830,754)
Contract benefits and terminations	(1,906)	(1,581)	(86)	(115)	(2,821,947)	(3,126,170)
Contract charges and deductions	-	-	-	-	(10,471)	(4,011)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(686)	75
Other	3	(6)	(1)	-	3,764	33
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(878)	236,417	(87)	59,818	1,666,068	(2,388,149)
NET INCREASE (DECREASE) IN NET ASSETS	24,205	247,648	11,811	64,398	4,654,473	(1,932,869)
NET ASSETS
Beginning of Year or Period	247,648	-	79,476	15,078	16,832,591	18,765,460
End of Year or Period	$271,853	$247,648	$91,287	$79,476	$21,487,064	$16,832,591

	PIMCO Emerging Markets		PIMCO Income -		PIMCO Long-Term U.S.
	Bond - Institutional Class		Advisor Class		Government - Institutional Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$26,348	$15,974	$3,336,153	$2,750,167	$25,944	$16,831
Realized gain (loss) on investments	393	(1,782)	(96,341)	(122,735)	(14,579)	(34,816)
Change in net unrealized appreciation (depreciation) on investments	28,330	1,238	3,851,734	(304,803)	38,305	(54,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,071	15,430	7,091,546	2,322,629	49,670	(72,685)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	223,480	14,642,407	12,662,470	-	664,211
Transfers between variable and fixed accounts, net	(6,242)	(21,479)	20,111,803	23,838,215	(112,036)	(91,281)
Contract benefits and terminations	(15,010)	(14,320)	(19,379,223)	(8,748,036)	(28,854)	(100,369)
Contract charges and deductions	-	-	(78,300)	(25,263)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,021)	5	-	-
Other	(3)	(6)	(3,195)	(6,544)	9	1,018
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(21,255)	187,675	15,292,471	27,720,847	(140,881)	473,579
NET INCREASE (DECREASE) IN NET ASSETS	33,816	203,105	22,384,017	30,043,476	(91,211)	400,894
NET ASSETS
Beginning of Year	382,510	179,405	72,579,509	42,536,033	924,599	523,705
End of Year	$416,326	$382,510	$94,963,526	$72,579,509	$833,388	$924,599

(1) Operations commenced or resumed during 2024 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	PIMCO Low Duration -		PIMCO Total Return -		Schwab
	Institutional Class		Institutional Class		S&P 500 Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$238,831	$149,665	$312,532	$128,901	$514,367	$491,252
Realized gain (loss) on investments	(1,342)	(795)	(6,857)	(2,098)	(304,366)	21,958
Change in net unrealized appreciation (depreciation) on investments	96,201	14,437	372,376	(90,301)	17,007,324	10,478,075
Net Increase (Decrease) in Net Assets Resulting from Operations	333,690	163,307	678,051	36,502	17,217,325	10,991,285
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	854,692	1,072,215	3,854,800	3,074,540	82,000,145	19,581,702
Transfers between variable and fixed accounts, net	1,102,063	667,081	1,147,138	478,821	16,581,801	(1,411,481)
Contract benefits and terminations	(178,702)	(69,051)	(257,876)	(133,228)	(5,933,270)	(1,280,325)
Contract charges and deductions	-	-	-	-	(740)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(39)	(47)	(1,536)	335	(44,753)	5,435
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,778,014	1,670,198	4,742,526	3,420,468	92,603,183	16,895,331
NET INCREASE (DECREASE) IN NET ASSETS	2,111,704	1,833,505	5,420,577	3,456,970	109,820,508	27,886,616
NET ASSETS
Beginning of Year	5,387,017	3,553,512	5,965,341	2,508,371	67,477,754	39,591,138
End of Year	$7,498,721	$5,387,017	$11,385,918	$5,965,341	$177,298,262	$67,477,754

			Schwab VIT
	Schwab VIT Balanced		Balanced with Growth		Schwab VIT Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$956,032	$956,977	$2,079,519	$1,903,880	$2,016,526	$1,943,843
Realized gain (loss) on investments	1,794,213	1,914,050	6,724,488	3,203,952	10,906,430	6,654,479
Change in net unrealized appreciation (depreciation) on investments	3,433,598	1,142,142	9,727,374	6,680,174	11,644,160	7,324,858
Net Increase (Decrease) in Net Assets Resulting from Operations	6,183,843	4,013,169	18,531,381	11,788,006	24,567,116	15,923,180
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,357,810	4,548,334	2,949,114	4,848,308	1,726,771	2,701,768
Transfers between variable and fixed accounts, net	(13,710,223)	778,484	39,369	121,128	1,747,864	(899,612)
Contract benefits and terminations	(5,475,380)	(14,414,515)	(13,604,671)	(15,939,570)	(14,515,827)	(19,578,869)
Contract charges and deductions	(291,785)	(295,663)	(620,577)	(642,787)	(948,678)	(984,385)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	60,132	(2,057)	(2,561)	(418)	(4,641)	1,788
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,059,446)	(9,385,417)	(11,239,326)	(11,613,339)	(11,994,511)	(18,759,310)
NET INCREASE (DECREASE) IN NET ASSETS	3,124,397	(5,372,248)	7,292,055	174,667	12,572,605	(2,836,130)
NET ASSETS
Beginning of Year	53,683,595	59,055,843	132,588,958	132,414,291	146,109,152	148,945,282
End of Year	$56,807,992	$53,683,595	$139,881,013	$132,588,958	$158,681,757	$146,109,152

See Notes to Financial Statements	SA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - I		Equity Income - I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$301,733	$(343,296)	$(14,208)	$(9,383)	$14,596	$10,243
Realized gain (loss) on investments	1,340,529	10,138,643	256,002	342,423	135,477	62,098
Change in net unrealized appreciation (depreciation) on investments	1,503,557	(3,890,918)	244,852	247,212	7,368	(21,291)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,145,819	5,904,429	486,646	580,252	157,441	51,050
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	87,558	1,737,612	1,080,694	982,431	236,364	334,922
Transfers between variable and fixed accounts, net	(164,269)	(251,661,599)	119,092	(659,809)	403,352	104,846
Contract benefits and terminations	(2,574,111)	(16,203,361)	(363,768)	(196,803)	(125,348)	(34,341)
Contract charges and deductions	(229,368)	(1,300,470)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	378	-	-	-	-
Other	187	(3,206)	887	(18)	942	19
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,880,003)	(267,430,646)	836,905	125,801	515,310	405,446
NET INCREASE (DECREASE) IN NET ASSETS	265,816	(261,526,217)	1,323,551	706,053	672,751	456,496
NET ASSETS
Beginning of Year	22,881,334	284,407,551	2,436,306	1,730,253	951,791	495,295
End of Year	$23,147,150	$22,881,334	$3,759,857	$2,436,306	$1,624,542	$951,791

	T. Rowe Price		VanEck VIP		Vanguard VIF
	Health Sciences - I		Global Resources Class S		Balanced
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,028)	$(4,425)	$254,621	$249,163	$409,706	$339,133
Realized gain (loss) on investments	4,450	97,493	290,960	657,349	2,194,420	893,609
Change in net unrealized appreciation (depreciation) on investments	219,744	(124,897)	5,899,096	(1,711,933)	2,085,595	1,439,169
Net Increase (Decrease) in Net Assets Resulting from Operations	218,166	(31,829)	6,444,677	(805,421)	4,689,721	2,671,911
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	149,438	481,645	2,564,627	1,075,241	12,029,536	8,849,988
Transfers between variable and fixed accounts, net	(31,994)	171,969	4,141,516	(132,608)	(891,155)	265,022
Contract benefits and terminations	(51,792)	(65,008)	(2,786,831)	(2,671,994)	(840,222)	(3,043,866)
Contract charges and deductions	-	-	(9,573)	(5,771)	(87,492)	(65,275)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	137	23	-	-
Other	(47)	(126)	630	(205)	(1,031)	(526)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	65,605	588,480	3,910,506	(1,735,314)	10,209,636	6,005,343
NET INCREASE (DECREASE) IN NET ASSETS	283,771	556,651	10,355,183	(2,540,735)	14,899,357	8,677,254
NET ASSETS
Beginning of Year	1,160,549	603,898	18,765,928	21,306,663	23,788,592	15,111,338
End of Year	$1,444,320	$1,160,549	$29,121,111	$18,765,928	$38,687,949	$23,788,592

See Notes to Financial Statements	SA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Capital Growth		Conservative Allocation		Diversified Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,611	$14,122	$171,070	$136,262	$56,611	$14,937
Realized gain (loss) on investments	118,021	58,964	239,000	153,343	395,379	99,956
Change in net unrealized appreciation (depreciation) on investments	865,095	219,733	571,606	100,186	425,848	154,908
Net Increase (Decrease) in Net Assets Resulting from Operations	998,727	292,819	981,676	389,791	877,838	269,801
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,936,625	674,044	1,907,009	1,106,575	1,708,255	3,315,442
Transfers between variable and fixed accounts, net	(512,095)	29,827	318,054	(830,934)	(807,083)	(192,664)
Contract benefits and terminations	(242,885)	(173,437)	(389,100)	(254,359)	(95,372)	(18,238)
Contract charges and deductions	-	-	(3,356)	(1,331)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	1,230	(29)	1,137	(161)	(1,313)	326
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,182,875	530,405	1,833,744	19,790	804,487	3,104,866
NET INCREASE (DECREASE) IN NET ASSETS	2,181,602	823,224	2,815,420	409,581	1,682,325	3,374,667
NET ASSETS
Beginning of Year	2,973,410	2,150,186	6,606,501	6,196,920	4,674,780	1,300,113
End of Year	$5,155,012	$2,973,410	$9,421,921	$6,606,501	$6,357,105	$4,674,780

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Equity Income		Equity Index		Global Bond Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$136,357	$102,749	$23,469	$31,910	$45,819	$31,111
Realized gain (loss) on investments	470,233	242,495	114,744	152,830	(5,254)	(30,813)
Change in net unrealized appreciation (depreciation) on investments	852,450	258,418	747,481	600,403	87,157	10,499
Net Increase (Decrease) in Net Assets Resulting from Operations	1,459,040	603,662	885,694	785,143	127,722	10,797
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,426,032	1,756,976	1,825,463	636,244	1,804,283	482,056
Transfers between variable and fixed accounts, net	1,383,708	709,613	(42,808)	(427,165)	355,654	(179,861)
Contract benefits and terminations	(263,838)	(34,588)	(228,686)	(63,254)	(89,828)	(33,947)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(341)	366	(5,124)	(11)	(56)	8
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,545,561	2,432,367	1,548,845	145,814	2,070,053	268,256
NET INCREASE (DECREASE) IN NET ASSETS	4,004,601	3,036,029	2,434,539	930,957	2,197,775	279,053
NET ASSETS
Beginning of Year	6,496,716	3,460,687	4,082,260	3,151,303	1,803,416	1,524,363
End of Year	$10,501,317	$6,496,716	$6,516,799	$4,082,260	$4,001,191	$1,803,416

See Notes to Financial Statements	SA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Growth		High Yield Bond		International
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(24,466)	$(14,565)	$263,824	$124,414	$9,012	$14,222
Realized gain (loss) on investments	320,909	2,597	(19,191)	(12,350)	206,948	69,497
Change in net unrealized appreciation (depreciation) on investments	832,818	1,608,779	138,771	36,751	613,615	63,682
Net Increase (Decrease) in Net Assets Resulting from Operations	1,129,261	1,596,811	383,404	148,815	829,575	147,401
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,425,923	1,667,041	1,850,017	1,040,326	4,269,206	1,411,587
Transfers between variable and fixed accounts, net	(2,390,178)	606,474	553,778	763,912	(1,036,824)	544,849
Contract benefits and terminations	(193,196)	(57,323)	(274,876)	(137,535)	(94,164)	(49,997)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(26,615)	2,511	(138)	(43)	(12,229)	424
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	815,934	2,218,703	2,128,781	1,666,660	3,125,989	1,906,863
NET INCREASE (DECREASE) IN NET ASSETS	1,945,195	3,815,514	2,512,185	1,815,475	3,955,564	2,054,264
NET ASSETS
Beginning of Year	7,716,652	3,901,138	3,792,335	1,976,860	3,578,869	1,524,605
End of Year	$9,661,847	$7,716,652	$6,304,520	$3,792,335	$7,534,433	$3,578,869

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Mid-Cap Index		Moderate Allocation		Real Estate Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$115,279	$72,903	$426,897	$340,737	$77,156	$65,689
Realized gain (loss) on investments	662,764	89,041	878,411	381,830	25,105	41,884
Change in net unrealized appreciation (depreciation) on investments	902,559	1,149,052	2,071,933	1,038,270	(21,056)	(13,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,680,602	1,310,996	3,377,241	1,760,837	81,205	93,999
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,443,269	4,958,139	3,802,275	2,900,777	965,055	1,053,187
Transfers between variable and fixed accounts, net	1,907,612	566,762	(441,659)	1,398,040	336,304	(51,539)
Contract benefits and terminations	(1,062,482)	(239,933)	(1,526,018)	(3,263,869)	(388,718)	(155,474)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5,776)	1,330	108	230	99	191
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,282,623	5,286,298	1,834,706	1,035,178	912,740	846,365
NET INCREASE (DECREASE) IN NET ASSETS	6,963,225	6,597,294	5,211,947	2,796,015	993,945	940,364
NET ASSETS
Beginning of Year	13,536,937	6,939,643	20,398,427	17,602,412	3,281,024	2,340,660
End of Year	$20,500,162	$13,536,937	$25,610,374	$20,398,427	$4,274,969	$3,281,024

See Notes to Financial Statements	SA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024	2025	2024
	Vanguard VIF		Vanguard VIF		Vanguard VIF Total
	Short-Term Investment-Grade		Total Bond Market Index		International Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$580,824	$253,142	$1,102,681	$347,137	$496,550	$320,573
Realized gain (loss) on investments	(13,068)	(15,641)	(68,178)	(25,350)	357,016	52,798
Change in net unrealized appreciation (depreciation) on investments	487,075	161,534	1,518,612	(256,277)	5,967,153	37,499
Net Increase (Decrease) in Net Assets Resulting from Operations	1,054,831	399,035	2,553,115	65,510	6,820,719	410,870
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,781,234	5,701,484	11,504,240	15,270,547	8,844,313	6,627,720
Transfers between variable and fixed accounts, net	1,781,799	1,197,364	5,514,180	4,659,583	3,016,875	(364,608)
Contract benefits and terminations	(911,321)	(224,918)	(1,682,404)	(1,126,808)	(1,767,697)	(275,769)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,112)	(282)	(291)	(969)	203	(714)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,650,600	6,673,648	15,335,725	18,802,353	10,093,694	5,986,629
NET INCREASE (DECREASE) IN NET ASSETS	6,705,431	7,072,683	17,888,840	18,867,863	16,914,413	6,397,499
NET ASSETS
Beginning of Year	13,773,502	6,700,819	33,767,470	14,899,607	18,192,372	11,794,873
End of Year	$20,478,933	$13,773,502	$51,656,310	$33,767,470	$35,106,785	$18,192,372

	Vanguard VIF Total Stock Market Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$150,949	$101,256
Realized gain (loss) on investments	1,243,573	913,514
Change in net unrealized appreciation (depreciation) on investments	3,442,020	2,043,417
Net Increase (Decrease) in Net Assets Resulting from Operations	4,836,542	3,058,187
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,834,955	8,568,941
Transfers between variable and fixed accounts, net	(1,034,482)	(546,937)
Contract benefits and terminations	(689,230)	(823,344)
Contract charges and deductions	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-
Other	2,614	(5,403)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,113,857	7,193,257
NET INCREASE (DECREASE) IN NET ASSETS	13,950,399	10,251,444
NET ASSETS
Beginning of Year	22,406,534	12,155,090
End of Year	$36,356,933	$22,406,534

See Notes to Financial Statements	SA-84

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Separate Account A (the “Separate Account”), a separate account of Pacific Life Insurance Company (“Pacific Life”), was established by Pacific Life’s Board of Directors in 1996 to support operations of Pacific Life with respect to certain variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2025, the Fund investment options are Pacific Select Fund (See Note 4), American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Lincoln Variable Insurance Products (LVIP) Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Nomura Funds, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2025 are not presented in this annual report.

     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

     The following Variable Accounts changed names during 2025:

Current Variable Account Names	Former Variable Account Names
Total Return Class I	Managed Bond Class I
PSF Avantis Balanced Allocation Class I	PSF Avantis Balanced Allocation Class D
Invesco V.I. International Growth Series I	Invesco Oppenheimer V.I International Growth Series I
Invesco V.I. International Growth Series II	Invesco Oppenheimer V.I. International Growth Series II
Nomura VIP Asset Strategy Series Service Class	Macquarie VIP Asset Strategy Series Service Class
Nomura VIP Energy Series Service Class	Macquarie VIP Energy Series Service Class

The following Variable Accounts commenced or resumed operations during 2025:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Bond Plus Class P	July 29, 2025	Small-Cap Plus Bond Alpha Class P	December 15, 2025
Emerging Markets Debt Class P	January 28, 2025	Capital Appreciation Class I	November 3, 2025
Mid-Cap Plus Bond Alpha Class P	April 24, 2025	Pacific Dynamix - Aggressive Growth Class P	February 21, 2025

     The units in the ESG Diversified Growth Class P Variable Account were fully redeemed or transferred prior to December 31, 2025.

     On April 30, 2025, the net assets of the Invesco V.I. Nasdaq 100 Buffer - December Series I, Invesco V.I. Nasdaq 100 Buffer - December Series II, Invesco V.I. Nasdaq 100 Buffer - June Series I, Invesco V.I. Nasdaq 100 Buffer - June Series II, Invesco V.I. Nasdaq 100 Buffer - March Series I, Invesco V.I. Nasdaq 100 Buffer - March Series II, Invesco V.I. Nasdaq 100 Buffer - September Series I, and Invesco V.I. Nasdaq 100 Buffer - September Series II Variable Accounts were liquidated. Any units that remained in these Variable Accounts after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the Variable Account’s accumulation unit values and the relative net asset values of the respective Portfolio as of the close of the business of the liquidation date. Because these Variable Accounts was liquidated prior to December 31, 2025, no other information for these Variable Accounts is included in this annual report.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

     The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

SA-85

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

     The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

     The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as an annuity contract under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

E. Segment Reporting

     The Chief Executive Officer acts as the Separate Account’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Separate Account. The CODM has concluded that each Variable Account operates as a single operating segment based on the fact that each Portfolio has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance.

F. Recent Accounting Pronouncement

     The Financial Accounting Standards Board recently adopted Accounting Standards Update 2023-09 on improving income tax disclosures ("ASU 2023-09"). Management has reviewed ASU 2023-09 and has determined that there was no impact to the Separate Account Financial Statements.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

     All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

     Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2025.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees Pacific Life assumes, and additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

SA-86

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Advisory Contracts		With Return of Investment
(issued before 9/2/2025)	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

	Standard Death Benefit
Pacific Advisory Contracts	If Contract Value is	If Contract Value is between	If Contract Value is
(issued on of after 9/2/2025)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.15%	0.10%	0.05%
Administrative Fee	0.15%	0.15%	0.15%
Platform Fee	0.15%	0.15%	0.15%
Total Annual Expenses	0.45%	0.40%	0.35%

	With Return of Investment (ROI) Death Benefit Rider
Pacific Advisory Contracts	If Contract Value is	If Contract Value is between	If Contract Value is
(issued on of after 9/2/2025)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.15%	0.10%	0.05%
Administrative Fee	0.15%	0.15%	0.15%
Platform Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	0.15%	0.15%	0.15%
Total Annual Expenses	0.60%	0.55%	0.50%

Pacific Choice Contracts (Without Stepped-Up
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Choice 2 Contracts (Without Return
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
nor Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.85%	0.80%	0.75%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.10%	1.05%	1.00%

Pacific Choice 2 Contracts (With Return
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but not Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.95%	0.90%	0.85%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.15%	1.10%

SA-87

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Choice 2 Contracts (Without Return
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but With Stepped-Up Death Benefits)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	1.25%	1.20%	1.15%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.50%	1.45%	1.40%

		With Return of Purchase
Pacific Choice Income Contracts	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

		With Stepped-Up Death
Pacific Destinations and		Benefit Rider or Stepped-Up
Pacific Destination O - Series Contracts	Standard Death Benefit	Death Benefit II Rider
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

		With Stepped-Up
Pacific Journey Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Return of Purchase	With Return of Purchase
	Payment Death Benefit nor	Payment Death Benefit nor
Pacific Life Retirement	Return of Purchase	Return of Purchase
Growth and Income Annuity Contracts	Payment Death Benefit II	Payment Death Benefit II
M&E Charge	0.60%	0.60%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.85%	1.00%

SA-88

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Odyssey Contracts		With Stepped-Up	With Premier
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Odyssey Advantage Contracts	If Contract Value is	If Contract Value is between	If Contract Value is
(Without Death Benefit Rider Charge)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.30%	0.25%	0.20%
Administrative Fee	0.15%	0.15%	0.15%
Total Annual Expenses	0.45%	0.40%	0.35%

Pacific Odyssey Advantage Contracts	If Contract Value is	If Contract Value is between	If Contract Value is
(With Death Benefit Rider Charge)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.30%	0.25%	0.20%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	0.65%	0.60%	0.55%

Pacific One Select (issued prior to 8/1/2006)		With Stepped-Up	With Premier
and Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One and Pacific		With Stepped-Up
Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific One Select (issued on or after 8/1/2006)		With Stepped-Up
and Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

SA-89

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

		With Return of Purchase	With Stepped-Up
Pacific Quest	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

		With Stepped-Up	With Premier
Pacific Value and Pacific Innovations Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Schwab Retirement		With Return of Purchase	With Stepped-Up
Income Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class P shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Pursuant to PSF's Investment Advisory Agreement, each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC ("PLFA"), a wholly-owned subsidiary of Pacific Life. Pursuant to PSF's Administration Agreement, each Portfolio of PSF also compensates Pacific Life and PLFA for administrative services to PSF that are outside the scope of the Investment Adviser's responsibilities under the Investment Advisory Agreement. Each Portfolio of PSF also pays a class-specific non-12b-1 service fee for Class I shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan. The advisory fee, administration fee, and service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2025, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.04% to 0.90%, Pacific Life and PLFA received net administration fees at effective annual rates ranging from 0.00675% to 0.0160%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only, all of which are based on the average daily net assets of each Portfolio.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2025, the Variable Accounts' holdings as presented in the Investments section of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Plus Class I	266,802	(160,324)	106,478	29,293	(375)	28,918
Bond Plus Class P	29,054	(4)	29,050
Core Income Class I	8,893,729	(7,526,789)	1,366,940	5,182,972	(4,062,478)	1,120,494
Diversified Bond Class I	7,344,254	(8,356,555)	(1,012,301)	6,048,940	(6,572,993)	(524,053)
Floating Rate Income Class I	11,841,440	(13,529,541)	(1,688,101)	9,145,295	(9,591,270)	(445,975)
Floating Rate Income Class P	85,726	(63,576)	22,150	82,024	(56,156)	25,868
High Yield Bond Class I	5,330,939	(5,510,810)	(179,871)	3,882,774	(4,863,600)	(980,826)
Inflation Managed Class I	4,820,348	(5,347,315)	(526,967)	3,538,010	(4,688,814)	(1,150,804)
Intermediate Bond Class I	8,210,007	(5,802,623)	2,407,384	4,076,021	(2,300,528)	1,775,493
Short Duration Bond Class I	16,786,185	(17,789,147)	(1,002,962)	11,256,417	(12,430,013)	(1,173,596)
Total Return Class I	11,829,185	(11,839,801)	(10,616)	7,466,185	(7,439,475)	26,710
Emerging Markets Debt Class I	503,768	(560,165)	(56,397)	486,547	(547,312)	(60,765)
Emerging Markets Debt Class P	42,776	(911)	41,865
Dividend Growth Class I	29,374,961	(28,243,631)	1,131,330	21,473,503	(19,604,084)	1,869,419
Equity Index Class I	170,650,015	(153,842,835)	16,807,180	100,015,545	(80,845,451)	19,170,094
Focused Growth Class I	20,759,573	(19,050,095)	1,709,478	13,255,878	(10,238,641)	3,017,237
Growth Class I	22,870,752	(21,131,242)	1,739,510	15,286,769	(12,740,695)	2,546,074
Hedged Equity Class I	21,358,855	(18,964,212)	2,394,643	17,664,886	(11,129,431)	6,535,455
Hedged Equity Class P	120,159	(87,413)	32,746	144,031	(17,627)	126,404
Large-Cap Core Class I	13,972,574	(12,740,810)	1,231,764	8,266,950	(6,875,199)	1,391,751
Large-Cap Growth Class I	11,008,445	(10,997,723)	10,722	7,071,510	(6,680,115)	391,395
Large-Cap Plus Bond Alpha Class I	226,666	(138,023)	88,643	745	(363)	382
Large-Cap Value Class I	11,559,429	(11,216,758)	342,671	7,556,586	(7,098,325)	458,261
Mid-Cap Growth Class I	17,263,749	(15,889,236)	1,374,513	11,294,982	(9,732,026)	1,562,956
Mid-Cap Plus Bond Alpha Class I	10,901,983	(11,280,834)	(378,851)	8,293,918	(6,634,317)	1,659,601
Mid-Cap Plus Bond Alpha Class P	3,238	(56)	3,182
Mid-Cap Value Class I	10,458,521	(9,241,224)	1,217,297	6,254,788	(5,212,047)	1,042,741
QQQ Plus Bond Alpha Class I	968,224	(835,973)	132,251	255,666	(313)	255,353
Small-Cap Equity Class I	4,019,124	(3,610,926)	408,198	3,011,929	(2,920,881)	91,048
Small-Cap Growth Class I	6,432,967	(5,934,871)	498,096	3,982,881	(3,634,131)	348,750
Small-Cap Index Class I	23,613,599	(22,269,666)	1,343,933	15,297,768	(12,911,039)	2,386,729
Small-Cap Plus Bond Alpha Class I	535,157	(463,523)	71,634	5,000	-	5,000
Small-Cap Plus Bond Alpha Class P	1,151	(1)	1,150
Small-Cap Value Class I	5,265,917	(5,071,111)	194,806	3,874,102	(3,895,546)	(21,444)
Value Class I	4,090,401	(4,281,195)	(190,794)	2,073,608	(2,661,893)	(588,285)
Value Advantage Class I	4,917,791	(4,832,727)	85,064	3,387,197	(3,291,695)	95,502
Emerging Markets Class I	6,841,874	(7,432,751)	(590,877)	5,418,500	(5,828,992)	(410,492)
International Equity Plus Bond Alpha Class I	578,857	(323,503)	255,354	1,789	(311)	1,478

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Growth Class I	3,014,996	(2,384,598)	630,398	1,109,521	(670,369)	439,152
International Large-Cap Class I	7,285,389	(7,632,353)	(346,964)	4,871,024	(5,332,675)	(461,651)
International Small-Cap Class I	1,062,487	(1,254,403)	(191,916)	778,524	(882,271)	(103,747)
International Value Class I	7,580,110	(6,551,257)	1,028,853	3,018,726	(3,273,834)	(255,108)
Health Sciences Class I	11,470,625	(11,270,420)	200,205	8,003,978	(7,820,626)	183,352
Real Estate Class I	2,481,901	(2,560,474)	(78,573)	1,544,829	(2,001,551)	(456,722)
Technology Class I	17,436,778	(15,903,410)	1,533,368	9,681,978	(8,753,362)	928,616
ESG Diversified Class I	1,022,369	(1,355,164)	(332,795)	935,882	(652,658)	283,224
ESG Diversified Class P	-	(32)	(32)	8,128	(8)	8,120
ESG Diversified Growth Class I	935,547	(765,233)	170,314	508,238	(348,701)	159,537
ESG Diversified Growth Class P	-	(4,377)	(4,377)	28,781	(29,097)	(316)
Capital Appreciation Class I	2,231,127	(37,222)	2,193,905
PSF Avantis Balanced Allocation Class I	5,288,465	(8,193,673)	(2,905,208)	4,504,268	(6,942,445)	(2,438,177)
PSF Avantis Balanced Allocation Class P	31,190	(68,907)	(37,717)	7,608	(19,055)	(11,447)
Pacific Dynamix - Conservative Growth Class I	5,416,292	(8,234,704)	(2,818,412)	3,677,862	(6,848,721)	(3,170,859)
Pacific Dynamix - Conservative Growth Class P	509	(61,228)	(60,719)	757	(36,378)	(35,621)
Pacific Dynamix - Moderate Growth Class I	36,228,608	(48,952,239)	(12,723,631)	28,287,698	(38,377,461)	(10,089,763)
Pacific Dynamix - Moderate Growth Class P	190,186	(49,979)	140,207	80,848	(2,700)	78,148
Pacific Dynamix - Growth Class I	26,998,657	(40,387,972)	(13,389,315)	18,703,971	(24,856,678)	(6,152,707)
Pacific Dynamix - Growth Class P	51,546	(25,052)	26,494	18,310	(53,317)	(35,007)
Pacific Dynamix - Aggressive Growth Class I	2,008,465	(1,506,544)	501,921	597,138	(237,725)	359,413
Pacific Dynamix - Aggressive Growth Class P	3,385	(73)	3,312
Portfolio Optimization Conservative Class I	9,947,183	(19,482,691)	(9,535,508)	9,715,982	(21,111,202)	(11,395,220)
Portfolio Optimization Moderate-Conservative Class I	3,922,672	(17,229,556)	(13,306,884)	3,851,200	(17,294,492)	(13,443,292)
Portfolio Optimization Moderate Class I	20,695,866	(66,459,344)	(45,763,478)	15,977,187	(67,903,619)	(51,926,432)
Portfolio Optimization Growth Class I	10,614,545	(49,382,796)	(38,768,251)	8,012,229	(49,598,743)	(41,586,514)
Portfolio Optimization Aggressive-Growth Class I	3,740,263	(11,243,094)	(7,502,831)	2,973,198	(10,778,097)	(7,804,899)
American Funds IS American High-Income Trust Class 4	9,506,219	(8,295,599)	1,210,620	5,395,714	(4,030,117)	1,365,597
American Funds IS Asset Allocation Class 1	541,698	(63,389)	478,309	542,235	(77,969)	464,266
American Funds IS Asset Allocation Class 4	85,535,367	(105,624,478)	(20,089,111)	75,072,690	(75,803,229)	(730,539)
American Funds IS Capital Income Builder Class 1	361,259	(209,835)	151,424	50,031	(9,774)	40,257
American Funds IS Capital Income Builder Class 4	9,331,267	(8,741,737)	589,530	5,405,666	(5,267,020)	138,646
American Funds IS Capital World Bond Class 1	63,289	(2,526)	60,763	48,197	(8,116)	40,081
American Funds IS Capital World Bond Class 4	2,137,080	(1,920,504)	216,576	1,370,539	(1,123,968)	246,571
American Funds IS Capital World Growth and Income Class 1	102,604	(12,898)	89,706	102,988	(7,235)	95,753
American Funds IS Capital World Growth and Income Class 4	8,267,178	(7,015,579)	1,251,599	4,120,220	(3,532,600)	587,620
American Funds IS Global Balanced Class 4	7,276,725	(6,264,093)	1,012,632	2,845,540	(2,763,767)	81,773
American Funds IS Global Growth Class 1	126,450	(20,122)	106,328	96,348	(14,687)	81,661
American Funds IS Global Growth Class 4	13,910,583	(12,780,339)	1,130,244	8,608,558	(6,912,748)	1,695,810
American Funds IS Global Small Capitalization Class 4	3,600,489	(3,373,242)	227,247	2,162,643	(1,701,695)	460,948
American Funds IS Growth Class 1	394,520	(155,147)	239,373	599,910	(166,754)	433,156
American Funds IS Growth Class 4	93,074,905	(79,970,282)	13,104,623	55,078,689	(44,979,861)	10,098,828
American Funds IS Growth-Income Class 1	179,399	(72,572)	106,827	160,029	(75,623)	84,406
American Funds IS Growth-Income Class 4	37,286,338	(33,609,454)	3,676,884	22,534,660	(19,590,410)	2,944,250
American Funds IS International Class 1	138,481	(6,931)	131,550	121,170	(9,486)	111,684
American Funds IS International Class 4	6,690,435	(6,548,369)	142,066	4,006,196	(3,988,231)	17,965
American Funds IS International Growth and Income Class 1	111,672	(28,032)	83,640	49,073	(6,397)	42,676
American Funds IS International Growth and Income Class 4	4,835,899	(4,510,938)	324,961	2,501,983	(2,525,584)	(23,601)
American Funds IS Managed Risk Asset Allocation Class P1	643	(6,628)	(5,985)	62,430	(11,761)	50,669
American Funds IS Managed Risk Asset Allocation Class P2	4,418,751	(5,663,303)	(1,244,552)	3,923,062	(4,252,862)	(329,800)
American Funds IS New World Fund Class 1	251,843	(83,788)	168,055	262,803	(26,984)	235,819
American Funds IS New World Fund Class 4	5,148,569	(5,285,055)	(136,486)	3,487,435	(3,234,136)	253,299
American Funds IS The Bond Fund of America Class 1	815,876	(383,041)	432,835	612,119	(56,912)	555,207
American Funds IS The Bond Fund of America Class 4	22,635,437	(20,685,362)	1,950,075	14,883,243	(11,576,178)	3,307,065
American Funds IS U.S. Government Securities Class 1	110,955	(82,056)	28,899	147,095	(7,429)	139,666
American Funds IS U.S. Government Securities Class 4	5,238,083	(5,200,364)	37,719	2,888,692	(2,853,743)	34,949

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS Washington Mutual Investors Class 1	286,100	(21,831)	264,269	178,190	(33,800)	144,390
American Funds IS Washington Mutual Investors Class 4	27,172,725	(23,573,533)	3,599,192	14,860,460	(11,994,560)	2,865,900
BlackRock 60/40 Target Allocation ETF V.I. Class I	36,883,594	(33,358,052)	3,525,542	20,494,978	(16,991,841)	3,503,137
BlackRock Capital Appreciation V.I. Class III	67,970	(148,460)	(80,490)	46,051	(193,214)	(147,163)
BlackRock Equity Dividend V.I. Class I	34,013	(94,530)	(60,517)	131,344	(15,718)	115,626
BlackRock Global Allocation V.I. Class I	69,650	(16,711)	52,939	30,603	(4,634)	25,969
BlackRock Global Allocation V.I. Class III	9,804,360	(17,422,683)	(7,618,323)	7,153,269	(17,194,866)	(10,041,597)
BlackRock High Yield V.I. Class I	156,012	(14,161)	141,851	73,284	(27,085)	46,199
BlackRock S&P 500 Index V.I. Class I	633,768	(152,450)	481,318	220,253	(57,509)	162,744
BlackRock Small Cap Index V.I. Class I	307,575	(149,285)	158,290	291,348	(73,704)	217,644
BlackRock Total Return V.I. Class I	302,044	(21,515)	280,529	183,435	(97,365)	86,070
DFA VA Equity Allocation Institutional Class	151,302	(10,603)	140,699	85,303	(4,716)	80,587
DFA VA Global Bond Institutional Class	59,394	(14,485)	44,909	65,226	(24,782)	40,444
DFA VA Global Moderate Allocation Institutional Class	776,810	(18,700)	758,110	297,070	(27,586)	269,484
DFA VA International Small Institutional Class	117,477	(16,765)	100,712	81,590	(7,544)	74,046
DFA VA International Value Institutional Class	221,922	(133,002)	88,920	224,591	(18,590)	206,001
DFA VA Short-Term Fixed Institutional Class	295,511	(128,079)	167,432	233,472	(57,483)	175,989
DFA VA US Large Value Institutional Class	476,369	(196,859)	279,510	301,189	(40,066)	261,123
DFA VA US Targeted Value Institutional Class	197,905	(73,864)	124,041	174,426	(16,815)	157,611
Fidelity VIP Consumer Discretionary Initial Class	8,847	(124)	8,723	5,559	(288)	5,271
Fidelity VIP Contrafund Initial Class	387,340	(179,121)	208,219	353,059	(96,378)	256,681
Fidelity VIP Contrafund Service Class 2	47,754,857	(41,238,061)	6,516,796	24,511,450	(18,046,446)	6,465,004
Fidelity VIP Emerging Markets Initial Class	195,966	(44,705)	151,261	128,366	(18,638)	109,728
Fidelity VIP Energy Initial Class	18,344	(4,587)	13,757	24,069	(9,013)	15,056
Fidelity VIP Extended Market Index Initial Class	399,645	(76,847)	322,798	177,361	(94,567)	82,794
Fidelity VIP FundsManager 60% Investor Class	4,715,654	(958,810)	3,756,844	8,399,909	(465,156)	7,934,753
Fidelity VIP FundsManager 60% Service Class 2	8,007,121	(9,452,898)	(1,445,777)	6,532,062	(7,296,510)	(764,448)
Fidelity VIP Government Money Market Initial Class	4,352,146	(3,202,172)	1,149,974	2,756,263	(2,375,668)	380,595
Fidelity VIP Government Money Market Service Class	74,362,114	(74,118,145)	243,969	63,100,797	(64,000,582)	(899,785)
Fidelity VIP Growth Opportunities Initial Class	55,522	(23,586)	31,936	72,426	(15,138)	57,288
Fidelity VIP Index 500 Initial Class	302,613	(113,670)	188,943	301,752	(124,329)	177,423
Fidelity VIP Investment Grade Bond Initial Class	479,366	(151,397)	327,969	456,528	(210,026)	246,502
Fidelity VIP Strategic Income Service Class 2	10,104,438	(9,410,279)	694,159	6,702,358	(6,218,382)	483,976
Fidelity VIP Value Strategies Initial Class	90,305	(90,095)	210	96,716	(32,800)	63,916
First Trust Dorsey Wright Tactical Core Class I	3,069,083	(3,136,033)	(66,950)	2,302,997	(2,358,849)	(55,852)
First Trust/Dow Jones Dividend & Income Allocation Class I	11,998,793	(15,053,187)	(3,054,394)	10,031,679	(12,952,995)	(2,921,316)
Franklin Allocation VIP Class 2	113,942	(163,559)	(49,617)	101,545	(173,924)	(72,379)
Franklin Allocation VIP Class 4	3,440,873	(4,383,481)	(942,608)	2,589,214	(3,841,630)	(1,252,416)
Franklin Income VIP Class 1	10,659	(12,238)	(1,579)	62,892	(847)	62,045
Franklin Income VIP Class 2	6,874,185	(6,910,138)	(35,953)	5,919,992	(4,627,418)	1,292,574
Franklin Mutual Global Discovery VIP Class 2	2,610,714	(2,988,877)	(378,163)	1,529,743	(2,256,188)	(726,445)
Franklin Mutual Shares VIP Class 1	581	(229)	352	8,271	(7,755)	516
Franklin Rising Dividends VIP Class 1	74,568	(15,431)	59,137	125,873	(20,464)	105,409
Franklin Rising Dividends VIP Class 2	12,323,237	(12,141,226)	182,011	9,358,855	(8,818,897)	539,958
Franklin Small Cap Value VIP Class 1	48,212	(25,646)	22,566	64,982	(4,015)	60,967
Franklin Small-Mid Cap Growth VIP Class 1	50,415	(33,246)	17,169	86,163	(22,719)	63,444
Franklin Strategic Income VIP Class 1	211,988	(11,996)	199,992	152,005	(32,612)	119,393
Templeton Foreign VIP Class 1	79,521	(27,626)	51,895	5,471	(9,118)	(3,647)
Templeton Global Bond VIP Class 1	83,944	(4,603)	79,341	6,142	(2,678)	3,464
Templeton Global Bond VIP Class 2	2,314,120	(2,618,438)	(304,318)	2,008,198	(2,485,213)	(477,015)
Goldman Sachs VIT Large Cap Value Institutional Shares	58,355	(2,625)	55,730	11,445	(5,564)	5,881
Goldman Sachs VIT Mid Cap Value Institutional Shares	14,030	(1,575)	12,455	22,271	(6,662)	15,609
Goldman Sachs VIT Strategic Growth Institutional Shares	46,153	(44,447)	1,706	3,248	(1,330)	1,918
Goldman Sachs VIT Trend Driven Allocation Institutional Shares	4,831	(78)	4,753	2,282	(12,029)	(9,747)
Invesco V.I. American Value Series I	30,838	(2,285)	28,553	63,944	(5,236)	58,708
Invesco V.I. Balanced-Risk Allocation Series I	41,239	(21,067)	20,172	38,997	(17,887)	21,110

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Balanced-Risk Allocation Series II	3,615,931	(5,457,745)	(1,841,814)	3,205,253	(4,798,008)	(1,592,755)
Invesco V.I. Discovery Mid Cap Growth Series I	10,032	(5,259)	4,773	11,949	(5,171)	6,778
Invesco V.I. Equity and Income Series II	3,006,669	(3,156,378)	(149,709)	2,341,043	(2,108,601)	232,442
Invesco V.I. EQV International Equity Series I	7,471	(49,457)	(41,986)	49,481	(10)	49,471
Invesco V.I. Global Real Estate Series II	956,152	(982,305)	(26,153)	697,757	(727,075)	(29,318)
Invesco V.I. Global Series II	1,540,239	(1,515,217)	25,022	1,120,798	(1,202,705)	(81,907)
Invesco V.I. International Growth Series I	8,884	(374)	8,510	14,809	(135)	14,674
Invesco V.I. International Growth Series II	1,527,905	(1,731,589)	(203,684)	937,203	(826,209)	110,994
Invesco V.I. Main Street Small Cap Fund Series I	34,559	(15,141)	19,418	54,042	(5,104)	48,938
Invesco V.I. S&P 500 Buffer - December Series I	53,094	(42,820)	10,274	51,591	(39,260)	12,331
Invesco V.I. S&P 500 Buffer - December Series II	9,741,864	(8,887,919)	853,945	4,181,400	(3,336,089)	845,311
Invesco V.I. S&P 500 Buffer - June Series I	20,130	(13,014)	7,116	24,059	(41,380)	(17,321)
Invesco V.I. S&P 500 Buffer - June Series II	8,644,667	(8,027,962)	616,705	5,219,768	(4,381,111)	838,657
Invesco V.I. S&P 500 Buffer - March Series I	13,412	(4,556)	8,856	15,193	(9,723)	5,470
Invesco V.I. S&P 500 Buffer - March Series II	8,424,256	(7,748,132)	676,124	5,163,636	(4,234,315)	929,321
Invesco V.I. S&P 500 Buffer - September Series I	78,108	(7,168)	70,940	1,757	(674)	1,083
Invesco V.I. S&P 500 Buffer - September Series II	10,581,320	(9,765,431)	815,889	6,824,505	(5,620,333)	1,204,172
Invesco V.I. Technology Series I	63,991	(9,939)	54,052	104,013	(40,427)	63,586
Janus Henderson Balanced Institutional Shares	113,108	(55,720)	57,388	183,195	(44,405)	138,790
Janus Henderson Balanced Service Shares	158,586,772	(176,314,762)	(17,727,990)	117,800,483	(116,855,414)	945,069
Janus Henderson Enterprise Institutional Shares	51,347	(16,448)	34,899	71,440	(7,128)	64,312
Janus Henderson Flexible Bond Service Shares	2,640,118	(2,850,737)	(210,619)	1,994,528	(1,809,595)	184,933
LVIP American Century Inflation Protection Standard Class II	41,103	(1,241)	39,862	35,606	(1,736)	33,870
LVIP American Century Mid Cap Value Standard Class II	3,256	(5,503)	(2,247)	29,447	(50,119)	(20,672)
LVIP American Century Mid Cap Value Service Class	3,872,066	(4,163,588)	(291,522)	4,153,702	(4,645,521)	(491,819)
LVIP JPMorgan Core Bond Standard Class	165,047	(25,217)	139,830	166,399	(8,324)	158,075
LVIP JPMorgan Mid Cap Value Standard Class	23,322	(492)	22,830	5,438	(4,728)	710
LVIP JPMorgan U.S. Equity Standard Class	-	(499)	(499)	497	(3)	494
Western Asset Core Plus VIT Class I	-	(55,111)	(55,111)	232,990	(285,256)	(52,266)
Lord Abbett Bond Debenture Class VC	7,657,156	(7,461,770)	195,386	4,921,166	(4,588,227)	332,939
Lord Abbett Total Return Class VC	3,648,584	(5,164,676)	(1,516,092)	3,781,546	(4,853,398)	(1,071,852)
MFS International Growth - Initial Class	88,976	(48,524)	40,452	41,779	(8,532)	33,247
MFS Massachusetts Investors Growth Stock - Service Class	152,463	(375,737)	(223,274)	112,502	(506,904)	(394,402)
MFS New Discovery Series - Initial Class	107,460	(74,426)	33,034	40,021	(8,783)	31,238
MFS Total Return Series - Service Class	6,753,010	(8,583,989)	(1,830,979)	5,991,471	(7,513,591)	(1,522,120)
MFS Utilities Series - Initial Class	16,034	(5,033)	11,001	54,659	(5,542)	49,117
MFS Utilities Series - Service Class	4,036,673	(4,025,048)	11,625	2,771,851	(2,963,484)	(191,633)
MFS Value Series - Initial Class	24,010	(49,776)	(25,766)	36,852	(6,375)	30,477
MFS Value Series - Service Class	136,157	(302,953)	(166,796)	125,997	(399,736)	(273,739)
Nomura VIP Asset Strategy Series Service Class	2,431,763	(1,687,499)	744,264	2,562,360	(1,259,557)	1,302,803
Nomura VIP Energy Series Service Class	5,428,560	(6,057,268)	(628,708)	3,840,623	(4,678,367)	(837,744)
TOPS Aggressive Growth ETF Class 1	40	(6,255)	(6,215)	11,192	(3,812)	7,380
TOPS Balanced ETF Class 1	16,826	(4,879)	11,947	-	(162)	(162)
TOPS Conservative ETF Class 1	8,734	(13,099)	(4,365)	15,696	(11,462)	4,234
TOPS Growth ETF Class 1	26,532	(1,043)	25,489	19,361	(503)	18,858
TOPS Managed Risk Balanced ETF Class 1	24,967	(795)	24,172	145	(596)	(451)
TOPS Managed Risk Growth ETF Class 1	1,609	(303)	1,306	37,699	(225)	37,474
TOPS Managed Risk Moderate Growth ETF Class 1	94	(160)	(66)	22,996	(146)	22,850
TOPS Moderate Growth ETF Class 1	-	(7)	(7)	5,474	(10)	5,464
PIMCO CommodityRealReturn Strategy - Advisor Class	3,861,438	(3,749,266)	112,172	1,403,942	(1,732,647)	(328,705)
PIMCO Emerging Markets Bond - Institutional Class	-	(1,979)	(1,979)	36,670	(17,241)	19,429
PIMCO Income - Advisor Class	12,430,134	(11,138,648)	1,291,486	8,439,296	(5,939,010)	2,500,286
PIMCO Long-Term U.S. Government - Institutional Class	-	(20,065)	(20,065)	111,062	(47,914)	63,148
PIMCO Low Duration - Institutional Class	217,638	(45,061)	172,577	187,364	(20,530)	166,834
PIMCO Total Return - Institutional Class	568,398	(78,472)	489,926	413,014	(40,866)	372,148
Schwab S&P 500 Index	8,488,767	(1,146,612)	7,342,155	1,577,237	(412,284)	1,164,953
Schwab VIT Balanced	1,586,097	(1,692,075)	(105,978)	382,270	(988,650)	(606,380)

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2025			2024
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Schwab VIT Balanced with Growth	343,060	(810,315)	(467,255)	330,750	(973,645)	(642,895)
Schwab VIT Growth	235,687	(690,193)	(454,506)	146,184	(1,013,526)	(867,342)
State Street Total Return V.I.S. Class 3	7,553	(141,509)	(133,956)	510,069	(15,423,599)	(14,913,530)
T. Rowe Price Blue Chip Growth - I	105,678	(43,510)	62,168	105,192	(97,521)	7,671
T. Rowe Price Equity Income - I	43,318	(8,517)	34,801	35,148	(6,137)	29,011
T. Rowe Price Health Sciences - I	33,919	(26,760)	7,159	65,402	(7,556)	57,846
VanEck VIP Global Resources Class S	2,938,782	(2,643,919)	294,863	1,433,613	(1,654,249)	(220,636)
Vanguard VIF Balanced	998,726	(205,725)	793,001	809,722	(304,223)	505,499
Vanguard VIF Capital Growth	198,548	(108,472)	90,076	75,420	(35,104)	40,316
Vanguard VIF Conservative Allocation	209,242	(39,439)	169,803	111,806	(114,185)	(2,379)
Vanguard VIF Diversified Value	177,972	(112,246)	65,726	231,688	(15,735)	215,953
Vanguard VIF Equity Income	260,304	(74,646)	185,658	207,912	(35,807)	172,105
Vanguard VIF Equity Index	160,622	(65,639)	94,983	47,499	(36,838)	10,661
Vanguard VIF Global Bond Index	233,978	(20,855)	213,123	77,030	(49,249)	27,781
Vanguard VIF Growth	368,396	(283,544)	84,852	300,512	(113,550)	186,962
Vanguard VIF High Yield Bond	234,782	(44,131)	190,651	195,555	(39,469)	156,086
Vanguard VIF International	665,532	(322,988)	342,544	268,586	(15,712)	252,874
Vanguard VIF Mid-Cap Index	605,071	(169,124)	435,947	523,899	(73,742)	450,157
Vanguard VIF Moderate Allocation	323,322	(165,009)	158,313	401,279	(306,020)	95,259
Vanguard VIF Real Estate Index	129,860	(51,248)	78,612	106,260	(32,046)	74,214
Vanguard VIF Short-Term Investment-Grade	808,868	(264,637)	544,231	790,992	(129,701)	661,291
Vanguard VIF Total Bond Market Index	2,094,898	(483,660)	1,611,238	2,351,924	(279,202)	2,072,722
Vanguard VIF Total International Stock Market Index	1,151,495	(271,647)	879,848	679,053	(111,484)	567,569
Vanguard VIF Total Stock Market Index	843,902	(178,134)	665,768	703,950	(194,499)	509,451

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

8. FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Bond Plus Class I
2025	$10.41	$10.63	135,396	$1,424,363	0.00%	0.30%	1.75%	5.67%	5.99%
11/11/2024 - 12/31/2024	9.93	9.95	28,918	287,423	0.00%	0.30%	1.40%	(1.14)%	(1.14)%
Bond Plus Class P (5)
07/29/2025 - 12/31/2025	$10.64	$10.64	29,050	$309,080	0.00%	0.45%	0.45%	2.96%	2.96%
Core Income Class I
2025	$9.86	$12.67	6,304,257	$72,682,513	0.00%	0.30%	1.85%	4.77%	6.41%
2024	9.36	11.92	4,937,317	54,274,307	0.00%	0.30%	1.95%	0.78%	2.47%
2023	9.31	11.65	3,816,823	41,475,997	0.00%	0.30%	1.95%	6.00%	7.66%
2022	8.71	10.83	3,478,965	35,591,556	0.00%	0.30%	1.95%	(14.09)%	(12.66)%
2021	10.05	12.41	3,333,548	39,404,318	0.00%	0.30%	1.95%	(2.32)%	(0.69)%
Diversified Bond Class I
2025	$8.82	$17.31	13,489,806	$163,972,071	0.00%	0.30%	2.00%	5.71%	7.52%
2024	8.28	16.11	14,502,107	166,330,810	0.00%	0.30%	2.00%	(0.40)%	1.32%
2023	8.25	15.92	15,026,160	172,171,896	0.00%	0.30%	2.00%	1.56%	3.29%
2022	8.07	15.43	16,208,941	181,360,873	0.00%	0.30%	2.00%	(20.23)%	(18.86)%
2021	10.04	19.04	17,376,218	242,491,985	0.00%	0.30%	2.00%	(3.87)%	(2.22)%
Floating Rate Income Class I
2025	$11.47	$16.84	11,122,346	$161,360,241	0.00%	0.30%	2.00%	4.20%	5.98%
2024	10.94	15.91	12,810,447	178,520,188	0.00%	0.30%	2.00%	5.90%	7.73%
2023	10.26	14.78	13,256,422	176,368,982	0.00%	0.30%	2.00%	11.41%	13.32%
2022	9.86	13.06	13,808,314	164,826,879	0.00%	0.30%	2.00%	(3.49)%	(1.84)%
2021	10.14	13.32	12,474,821	153,131,393	0.00%	0.30%	2.00%	2.55%	4.31%
Floating Rate Income Class P
2025	$10.27	$13.14	243,422	$3,180,419	0.00%	0.45%	0.60%	5.88%	6.04%
2024	12.32	12.39	221,272	2,736,158	0.00%	0.45%	0.60%	7.74%	7.91%
2023	11.43	11.48	195,404	2,239,999	0.00%	0.45%	0.60%	13.08%	13.25%
2022	10.11	10.14	107,305	1,086,656	0.00%	0.45%	0.60%	(1.94)%	(1.79)%
05/27/2021 - 12/31/2021	10.31	10.32	79,769	822,761	0.00%	0.45%	0.60%	1.99%	1.99%
High Yield Bond Class I
2025	$10.63	$35.42	6,435,071	$124,655,518	0.00%	0.30%	2.00%	5.15%	6.95%
2024	10.04	33.15	6,614,942	124,418,406	0.00%	0.30%	2.00%	5.01%	6.82%
2023	10.11	31.06	7,595,768	134,238,065	0.00%	0.30%	2.00%	10.01%	11.89%
2022	10.08	27.79	7,526,318	123,579,098	0.00%	0.30%	2.00%	(12.12)%	(10.62)%
2021	12.12	31.12	9,003,353	169,113,680	0.00%	0.30%	2.00%	3.33%	5.10%
Inflation Managed Class I
2025	$9.87	$26.23	8,860,938	$135,018,487	0.00%	0.30%	2.00%	5.85%	7.67%
2024	9.29	24.63	9,387,905	137,165,595	0.00%	0.30%	2.00%	0.32%	2.05%
2023	9.22	24.40	10,538,709	153,790,793	0.00%	0.30%	2.00%	1.62%	3.36%
2022	9.01	23.87	11,807,580	168,900,461	0.00%	0.30%	2.00%	(13.61)%	(12.14)%
2021	10.35	27.47	12,557,766	214,072,254	0.00%	0.30%	2.00%	3.60%	5.37%
Intermediate Bond Class I
2025	$9.31	$11.45	6,541,688	$65,866,830	0.00%	0.30%	1.85%	5.12%	6.76%
2024	8.85	10.81	4,134,304	38,745,687	0.00%	0.30%	1.85%	0.23%	1.80%
2023	8.83	10.71	2,358,811	21,506,403	0.00%	0.30%	1.85%	3.80%	5.42%
2022	8.51	9.60	914,805	7,883,500	0.00%	0.30%	1.85%	(14.36)%	(13.63)%
11/03/2021 - 12/31/2021	9.97	9.98	96,614	963,964	0.00%	0.30%	1.60%	(0.12)%	(0.12)%
Short Duration Bond Class I
2025	$9.97	$14.41	25,871,354	$293,025,186	0.00%	0.30%	2.00%	3.33%	5.10%
2024	9.62	13.72	26,874,316	291,381,056	0.00%	0.30%	2.00%	2.78%	4.55%
2023	9.35	13.14	28,047,912	292,996,088	0.00%	0.30%	2.00%	2.80%	4.56%
2022	9.07	12.58	30,813,210	310,345,111	0.00%	0.30%	2.00%	(6.46)%	(4.86)%
2021	9.68	13.23	34,516,572	368,495,538	0.00%	0.30%	2.00%	(2.42)%	(0.75)%
Total Return Class I
2025	$9.85	$27.32	19,815,502	$301,599,542	0.00%	0.30%	2.00%	6.82%	8.66%
2024	9.13	25.42	19,826,118	288,415,450	0.00%	0.30%	2.00%	0.65%	2.39%
2023	8.99	25.10	19,799,408	289,282,431	0.00%	0.30%	2.00%	4.45%	6.23%
2022	8.54	23.89	20,838,582	293,086,505	0.00%	0.30%	2.00%	(15.72)%	(14.28)%
2021	10.74	28.18	23,360,988	391,987,013	0.00%	0.30%	2.00%	(3.09)%	(1.43)%

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Emerging Markets Debt Class I
2025	$11.20	$14.86	1,044,774	$13,515,866	0.00%	0.30%	2.00%	13.39%	15.33%
2024	9.86	12.90	1,101,171	12,369,212	0.00%	0.30%	2.00%	4.76%	6.56%
2023	9.39	12.11	1,161,936	12,354,722	0.00%	0.30%	2.00%	10.13%	12.02%
2022	8.51	10.83	1,318,192	12,528,823	0.00%	0.30%	2.00%	(11.06)%	(9.54)%
2021	9.55	11.98	1,621,000	17,267,388	0.00%	0.30%	2.00%	(7.98)%	(6.40)%
Emerging Markets Debt Class P (5)
01/28/2025 - 12/31/2025	$10.75	$11.61	41,865	$463,028	0.00%	0.35%	0.60%	13.79%	13.79%
Dividend Growth Class I
2025	$11.34	$59.76	19,029,498	$553,219,059	0.00%	0.30%	2.00%	12.13%	14.05%
2024	12.35	52.45	17,898,168	504,917,865	0.00%	0.30%	2.00%	10.99%	12.90%
2023	11.05	46.50	16,028,749	460,667,518	0.00%	0.30%	2.00%	11.08%	12.98%
2022	9.93	41.20	14,678,660	417,480,008	0.00%	0.30%	2.00%	(12.26)%	(10.76)%
2021	11.21	46.21	14,573,292	485,107,198	0.00%	0.30%	2.00%	23.31%	25.42%
Equity Index Class I
2025	$16.08	$115.10	88,915,251	$2,530,048,311	0.00%	0.30%	2.00%	15.23%	17.20%
2024	13.86	99.29	72,108,071	2,070,647,651	0.00%	0.30%	2.00%	22.18%	24.29%
2023	11.26	80.78	52,937,977	1,578,887,432	0.00%	0.30%	2.00%	23.45%	25.56%
2022	9.13	65.04	48,691,993	1,298,658,388	0.00%	0.30%	2.00%	(19.93)%	(18.55)%
2021	11.33	80.74	47,333,159	1,630,463,464	0.00%	0.30%	2.00%	25.83%	27.99%
Focused Growth Class I
2025	$12.56	$141.05	11,127,865	$371,771,566	0.00%	0.30%	2.00%	15.62%	17.60%
2024	12.42	120.07	9,418,387	313,241,523	0.00%	0.30%	2.00%	25.40%	27.56%
2023	9.92	94.22	6,401,150	229,957,026	0.00%	0.30%	2.00%	35.24%	37.55%
2022	7.27	68.57	5,455,323	167,698,636	0.00%	0.30%	2.00%	(35.11)%	(34.00)%
2021	11.10	103.99	5,423,820	266,598,139	0.00%	0.30%	2.00%	17.41%	19.43%
Growth Class I
2025	$11.86	$142.60	13,050,670	$547,141,504	0.00%	0.30%	2.00%	9.80%	11.68%
2024	13.60	129.10	11,311,160	504,031,494	0.00%	0.30%	2.00%	29.20%	31.42%
2023	10.46	99.33	8,765,086	386,397,396	0.00%	0.30%	2.00%	32.87%	35.14%
2022	7.86	74.31	7,706,459	295,380,893	0.00%	0.30%	2.00%	(32.57)%	(31.42)%
2021	11.54	109.55	7,711,223	454,798,690	0.00%	0.30%	2.00%	20.98%	23.05%
Hedged Equity Class I
2025	$11.20	$14.22	29,710,364	$400,943,399	0.00%	0.30%	2.00%	4.99%	6.79%
2024	12.30	13.41	27,315,721	347,338,488	0.00%	0.30%	2.00%	15.53%	17.52%
2023	10.65	11.49	20,780,266	226,718,859	0.00%	0.30%	2.00%	13.46%	15.34%
2022	9.40	10.03	12,776,603	121,716,044	0.00%	0.30%	1.95%	(9.63)%	(8.22)%
05/04/2021 - 12/31/2021	10.42	10.53	3,532,181	36,962,504	0.00%	0.30%	1.85%	4.54%	4.54%
Hedged Equity Class P
2025	$13.65	$13.75	400,429	$5,495,064	0.00%	0.45%	0.60%	6.69%	6.85%
2024	12.80	12.87	367,683	4,724,398	0.00%	0.45%	0.60%	17.40%	17.58%
2023	10.90	10.94	241,279	2,639,046	0.00%	0.45%	0.60%	15.40%	15.40%
2022	9.48	9.48	162,474	1,540,599	0.00%	0.45%	0.45%	(8.18)%	(8.18)%
08/13/2021 - 12/31/2021	10.33	10.33	11,221	115,873	0.00%	0.45%	0.45%	1.89%	1.89%
Large-Cap Core Class I
2025	$12.09	$82.11	9,710,911	$364,236,932	0.00%	0.30%	2.00%	12.17%	14.09%
2024	13.31	72.76	8,479,147	323,335,845	0.00%	0.30%	2.00%	21.49%	23.59%
2023	10.88	59.53	7,087,396	268,648,298	0.00%	0.30%	2.00%	24.55%	26.68%
2022	9.96	47.51	6,807,796	227,087,139	0.00%	0.30%	2.00%	(22.18)%	(20.85)%
2021	20.72	60.69	7,312,586	317,067,817	0.00%	0.30%	2.00%	25.23%	27.38%
Large-Cap Growth Class I
2025	$12.42	$78.19	8,628,554	$313,466,714	0.00%	0.30%	2.00%	13.11%	15.04%
2024	12.83	68.27	8,617,832	301,291,702	0.00%	0.30%	2.00%	27.38%	29.58%
2023	9.98	52.92	8,226,437	258,438,334	0.00%	0.30%	2.00%	42.25%	44.68%
2022	9.17	36.74	8,517,159	194,888,783	0.00%	0.30%	2.00%	(39.13)%	(38.09)%
2021	25.38	59.61	8,739,074	328,630,649	0.00%	0.30%	2.00%	17.89%	19.91%
Large-Cap Plus Bond Alpha Class I
2025	$11.86	$12.10	89,025	$1,066,016	0.00%	0.30%	2.00%	17.01%	17.01%
11/27/2024 - 12/31/2024	10.24	10.24	382	3,910	0.00%	1.10%	1.60%	(2.22)%	(2.22)%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Large-Cap Value Class I
2025	$12.68	$48.79	9,754,391	$260,195,501	0.00%	0.30%	2.00%	7.79%	9.64%
2024	11.69	44.54	9,411,720	249,427,464	0.00%	0.30%	2.00%	5.82%	7.64%
2023	10.97	41.42	8,953,459	247,326,651	0.00%	0.30%	2.00%	12.64%	14.57%
2022	9.68	36.24	9,393,789	239,660,488	0.00%	0.30%	2.00%	(8.48)%	(6.91)%
2021	10.53	39.36	8,847,030	256,269,837	0.00%	0.30%	2.00%	23.62%	25.74%
Mid-Cap Growth Class I
2025	$9.02	$44.97	12,672,918	$295,431,269	0.00%	0.30%	2.00%	0.20%	1.91%
2024	8.95	44.32	11,298,405	290,043,210	0.00%	0.30%	2.00%	0.44%	2.17%
2023	8.85	43.58	9,735,449	287,474,071	0.00%	0.30%	2.00%	17.26%	19.26%
2022	7.53	36.70	9,155,547	247,780,894	0.00%	0.30%	2.00%	(32.10)%	(30.93)%
2021	11.00	53.38	9,226,331	368,344,471	0.00%	0.30%	2.00%	14.36%	16.32%
Mid-Cap Plus Bond Alpha Class I
2025	$11.52	$75.81	7,831,995	$246,838,954	0.00%	0.30%	2.00%	6.86%	8.69%
2024	10.72	70.52	8,210,846	253,383,449	0.00%	0.30%	2.00%	12.66%	14.60%
2023	9.46	62.22	6,551,245	220,028,998	0.00%	0.30%	2.00%	13.07%	15.00%
2022	8.31	54.70	6,835,391	211,893,276	0.00%	0.30%	2.00%	(18.89)%	(17.50)%
2021	17.89	67.03	6,728,833	265,451,633	0.00%	0.30%	2.00%	14.10%	16.05%
Mid-Cap Plus Bond Alpha Class P (5)
04/24/2025 - 12/31/2025	$10.97	$10.99	3,182	$34,973	0.00%	0.45%	0.60%	17.00%	17.00%
Mid-Cap Value Class I
2025	$11.53	$60.18	6,818,182	$165,420,286	0.00%	0.30%	2.00%	8.95%	10.82%
2024	11.66	54.36	5,600,885	136,990,048	0.00%	0.30%	2.00%	8.11%	9.97%
2023	10.72	49.48	4,558,144	116,846,380	0.00%	0.30%	2.00%	14.09%	16.04%
2022	9.39	42.68	4,211,163	101,437,822	0.00%	0.30%	2.00%	(9.10)%	(7.54)%
2021	10.22	46.21	4,453,627	120,534,150	0.00%	0.30%	2.00%	24.52%	26.65%
QQQ Plus Bond Alpha Class I
2025	$12.37	$12.78	387,604	$4,828,994	0.00%	0.30%	1.65%	18.53%	20.08%
11/12/2024 - 12/31/2024	10.44	10.47	255,353	2,668,366	0.00%	0.30%	1.60%	(0.61)%	(0.61)%
Small-Cap Equity Class I
2025	$10.75	$52.13	3,344,499	$74,623,205	0.00%	0.30%	2.00%	5.70%	7.51%
2024	10.10	48.54	2,936,301	66,236,231	0.00%	0.30%	2.00%	7.51%	9.37%
2023	9.34	44.42	2,845,253	64,364,454	0.00%	0.30%	2.00%	10.74%	12.63%
2022	8.43	39.48	2,731,229	58,278,803	0.00%	0.30%	2.00%	(14.64)%	(13.18)%
2021	9.77	45.52	2,919,437	73,712,345	0.00%	0.30%	2.00%	23.96%	26.08%
Small-Cap Growth Class I
2025	$8.72	$43.00	5,667,388	$143,014,774	0.00%	0.30%	2.00%	9.78%	11.66%
2024	7.89	38.54	5,169,292	127,195,135	0.00%	0.30%	2.00%	4.43%	6.23%
2023	7.51	36.32	4,820,542	122,470,131	0.00%	0.30%	2.00%	11.94%	13.86%
2022	6.70	31.93	4,818,532	112,684,447	0.00%	0.30%	2.00%	(31.31)%	(30.13)%
2021	9.66	45.75	4,472,937	152,924,932	0.00%	0.30%	2.00%	(0.32)%	1.39%
Small-Cap Index Class I
2025	$10.55	$55.59	14,626,349	$332,311,293	0.00%	0.30%	2.00%	10.00%	11.88%
2024	9.53	49.74	13,282,416	297,769,129	0.00%	0.30%	2.00%	8.63%	10.50%
2023	8.74	45.06	10,895,687	253,807,679	0.00%	0.30%	2.00%	13.91%	15.85%
2022	7.61	38.93	10,299,941	223,773,824	0.00%	0.30%	2.00%	(22.43)%	(21.10)%
2021	9.74	49.39	10,483,466	297,353,955	0.00%	0.30%	2.00%	11.98%	13.89%
Small-Cap Plus Bond Alpha Class I
2025	$11.15	$12.60	76,634	$873,419	0.00%	0.30%	1.50%	10.93%	11.15%
11/08/2024 - 12/31/2024	10.07	10.07	5,000	50,353	0.00%	1.20%	1.40%	(7.28)%	(7.28)%
Small-Cap Plus Bond Alpha Class P (5)
12/15/2025-12/31/2025	$11.32	$11.32	1,150	$13,011	0.00%	0.45%	0.45%	(1.88)%	(1.88)%
Small-Cap Value Class I
2025	$9.35	$71.72	4,519,287	$105,661,048	0.00%	0.30%	2.00%	3.61%	5.39%
2024	8.96	68.12	4,324,481	104,327,505	0.00%	0.30%	2.00%	4.07%	5.86%
2023	8.56	64.41	4,345,925	110,847,444	0.00%	0.30%	2.00%	5.40%	7.21%
2022	8.11	60.14	4,332,834	108,567,265	0.00%	0.30%	2.00%	(18.45)%	(17.06)%
2021	9.85	72.59	4,636,206	146,262,895	0.00%	0.30%	2.00%	32.92%	35.20%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Value Class I
2025	$12.07	$41.88	6,130,197	$166,667,320	0.00%	0.30%	2.00%	18.00%	20.03%
2024	11.53	34.93	6,320,991	152,924,503	0.00%	0.30%	2.00%	7.95%	9.81%
2023	10.61	31.84	6,909,276	159,050,663	0.00%	0.30%	2.00%	1.72%	3.46%
2022	10.32	30.80	7,848,410	177,385,602	0.00%	0.30%	2.00%	(2.50)%	(0.83)%
2021	10.47	31.09	7,952,289	187,762,796	0.00%	0.30%	2.00%	19.24%	21.28%
Value Advantage Class I
2025	$13.09	$31.15	4,107,923	$94,813,606	0.00%	0.30%	2.00%	7.40%	9.24%
2024	12.11	28.54	4,022,859	90,748,587	0.00%	0.30%	2.00%	14.19%	16.15%
2023	10.54	24.60	3,927,357	82,090,911	0.00%	0.30%	2.00%	7.44%	9.28%
2022	10.46	22.53	4,430,519	89,631,172	0.00%	0.30%	2.00%	(5.96)%	(4.35)%
2021	16.42	23.58	3,571,733	77,360,557	0.00%	0.30%	2.00%	25.98%	28.14%
Emerging Markets Class I
2025	$8.59	$89.12	8,099,275	$158,216,413	0.00%	0.30%	2.00%	30.73%	32.97%
2024	6.53	67.09	8,690,152	131,893,286	0.00%	0.30%	2.00%	(3.49)%	(1.82)%
2023	6.79	68.40	9,100,644	146,028,182	0.00%	0.30%	2.00%	6.80%	8.63%
2022	6.29	63.03	9,163,589	140,559,979	0.00%	0.30%	2.00%	(26.75)%	(25.50)%
2021	8.50	84.69	8,603,856	184,146,175	0.00%	0.30%	2.00%	(10.10)%	(8.56)%
International Equity Plus Bond Alpha Class I
2025	$11.89	$12.82	256,832	$3,275,004	0.00%	0.30%	2.00%	32.13%	32.13%
11/22/2024 - 12/31/2024	9.70	9.70	1,478	14,335	0.00%	0.30%	1.40%	(0.65)%	(0.65)%
International Growth Class I
2025	$10.68	$15.25	1,451,908	$19,479,214	0.00%	0.30%	1.85%	20.56%	22.31%
2024	8.90	12.56	821,510	8,760,848	0.00%	0.30%	1.95%	5.31%	7.07%
2023	8.40	11.79	382,358	3,565,576	0.00%	0.30%	1.95%	11.77%	13.39%
2022	7.54	10.48	203,289	1,570,294	0.00%	0.30%	1.75%	(22.90)%	(21.77)%
11/02/2021 - 12/31/2021	9.79	9.81	43,783	429,164	0.00%	0.30%	1.75%	(2.00)%	(2.00)%
International Large-Cap Class I
2025	$11.15	$46.37	11,638,150	$276,666,449	0.00%	0.30%	2.00%	20.15%	22.21%
2024	10.41	37.98	11,985,114	243,334,028	0.00%	0.30%	2.00%	1.61%	3.36%
2023	10.18	36.79	12,446,765	252,795,503	0.00%	0.30%	2.00%	16.31%	18.30%
2022	8.71	31.13	13,611,310	239,865,257	0.00%	0.30%	2.00%	(16.87)%	(15.45)%
2021	10.40	36.85	13,989,831	295,626,098	0.00%	0.30%	2.00%	12.51%	14.43%
International Small-Cap Class I
2025	$10.94	$27.96	2,016,205	$36,649,335	0.00%	0.30%	2.00%	20.97%	23.04%
2024	8.96	22.83	2,208,121	33,363,311	0.00%	0.30%	2.00%	(2.95)%	(1.28)%
2023	11.99	23.23	2,311,868	36,243,307	0.00%	0.30%	2.00%	14.92%	16.88%
2022	10.39	19.97	2,513,634	34,142,442	0.00%	0.30%	2.00%	(18.73)%	(17.34)%
2021	13.16	24.26	2,625,882	43,597,347	0.00%	0.30%	2.00%	11.62%	13.53%
International Value Class I
2025	$12.61	$29.12	8,703,147	$194,303,569	0.00%	0.30%	2.00%	44.82%	47.30%
2024	9.45	19.79	7,674,294	121,046,844	0.00%	0.30%	2.00%	1.82%	3.58%
2023	9.27	19.13	7,929,402	122,441,200	0.00%	0.30%	2.00%	17.83%	19.85%
2022	7.87	15.97	8,564,092	111,618,105	0.00%	0.30%	2.00%	(3.22)%	(1.56)%
2021	8.12	16.24	8,967,932	120,222,276	0.00%	0.30%	2.00%	17.98%	20.00%
Health Sciences Class I
2025	$10.81	$116.30	7,504,823	$261,678,730	0.00%	0.30%	2.00%	13.99%	15.94%
2024	9.42	100.41	7,304,618	251,218,246	0.00%	0.30%	2.00%	1.96%	3.72%
2023	10.20	96.90	7,121,266	272,537,490	0.00%	0.30%	2.00%	1.38%	3.11%
2022	10.06	94.07	6,978,977	290,035,336	0.00%	0.30%	2.00%	(7.67)%	(6.09)%
2021	10.79	100.27	7,368,699	343,506,288	0.00%	0.30%	2.00%	10.16%	12.05%
Real Estate Class I
2025	$9.90	$72.67	3,573,189	$93,818,683	0.00%	0.30%	2.00%	0.10%	1.82%
2024	9.82	72.16	3,651,762	99,670,691	0.00%	0.30%	2.00%	5.37%	7.19%
2023	10.32	68.07	4,108,484	108,030,969	0.00%	0.30%	2.00%	10.78%	12.67%
2022	9.27	61.08	4,308,652	104,649,198	0.00%	0.30%	2.00%	(27.11)%	(25.86)%
2021	16.07	83.30	4,819,847	161,408,914	0.00%	0.30%	2.00%	37.55%	39.90%
Technology Class I
2025	$12.73	$60.80	10,583,929	$355,625,056	0.00%	0.30%	2.00%	20.23%	22.29%
2024	10.51	50.44	9,050,561	304,782,351	0.00%	0.30%	2.00%	34.71%	37.03%
2023	10.46	37.35	8,121,945	227,480,772	0.00%	0.30%	2.00%	50.65%	53.22%
2022	6.88	24.73	7,575,806	147,240,460	0.00%	0.30%	2.00%	(37.33)%	(36.25)%
2021	10.87	39.36	7,458,120	230,161,585	0.00%	0.30%	2.00%	11.61%	13.52%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
ESG Diversified Class I
2025	$11.98	$14.16	2,056,033	$25,752,067	0.00%	0.30%	2.00%	10.69%	12.59%
2024	10.75	12.68	2,388,828	26,624,058	0.00%	0.30%	2.00%	9.94%	11.84%
2023	9.78	11.42	2,105,604	21,077,463	0.00%	0.30%	2.00%	13.67%	15.44%
2022	8.61	9.96	977,900	8,536,826	0.00%	0.30%	1.85%	(18.04)%	(16.84)%
05/17/2021 - 12/31/2021	10.42	10.66	458,078	4,850,097	0.00%	0.30%	1.75%	6.49%	6.49%
ESG Diversified Class P
2025	$12.57	$12.57	8,088	$101,698	0.00%	0.60%	0.60%	12.47%	12.47%
10/17/2024 - 12/31/2024	11.18	11.18	8,120	90,783	0.00%	0.60%	0.60%	(1.37)%	(1.37)%
01/01/2023 - 04/21/2023	9.15	9.15	-	-	0.00%	0.45%	0.45%	5.24%	5.24%
12/07/2022 - 12/31/2022	8.70	8.70	52,658	457,958	0.00%	0.45%	0.45%	(2.05)%	(2.05)%
ESG Diversified Growth Class I
2025	$11.70	$14.96	477,146	$6,642,681	0.00%	0.30%	1.85%	12.75%	14.51%
2024	10.41	13.14	306,832	3,677,505	0.00%	0.30%	1.85%	11.78%	13.54%
2023	9.31	11.67	147,295	1,458,757	0.00%	0.30%	1.85%	15.74%	17.31%
2022	8.08	10.03	98,168	817,907	0.00%	0.30%	1.65%	(19.06)%	(18.49)%
11/16/2021 - 12/31/2021	10.04	10.05	22,864	229,580	0.00%	0.50%	1.20%	(0.57)%	(0.57)%
ESG Diversified Growth Class P (6)
01/01/2025 - 10/31/2025	$14.36	$14.36	-	$-	0.00%	0.45%	0.45%	13.50%	13.50%
2024	12.47	12.47	4,377	54,570	0.00%	0.45%	0.45%	13.60%	13.60%
2023	10.98	10.98	4,693	51,515	0.00%	0.45%	0.45%	17.37%	17.37%
09/28/2022 - 12/31/2022	9.35	9.35	2,201	20,588	0.00%	0.45%	0.45%	5.38%	5.38%
Capital Appreciation Class I (5)
11/03/2025 - 12/31/2025	$9.93	$9.96	2,193,905	$21,816,216	0.00%	0.30%	2.00%	(0.56)%	(0.53)%
PSF Avantis Balanced Allocation Class I
2025	$11.63	$20.19	15,943,973	$272,778,048	0.00%	0.30%	2.00%	12.94%	14.87%
2024	10.92	17.59	18,849,181	289,370,695	0.00%	0.30%	2.00%	9.32%	11.21%
2023	9.91	15.83	21,287,358	301,972,559	0.00%	0.30%	2.00%	11.58%	13.49%
2022	8.78	13.96	23,391,029	298,038,547	0.00%	0.30%	2.00%	(16.67)%	(15.25)%
2021	10.97	16.49	23,751,181	366,915,479	0.00%	0.30%	2.00%	10.27%	12.16%
PSF Avantis Balanced Allocation Class P
2025	$13.47	$13.47	131,471	$1,770,590	0.00%	0.45%	0.45%	14.93%	14.93%
2024	11.72	11.72	169,188	1,982,515	0.00%	0.45%	0.45%	11.32%	11.32%
2023	10.53	10.53	180,635	1,901,469	0.00%	0.45%	0.45%	13.60%	13.60%
2022	9.27	9.27	192,749	1,786,007	0.00%	0.45%	0.45%	(15.16)%	(15.16)%
06/25/2021 - 12/31/2021	10.92	10.92	147,178	1,607,448	0.00%	0.45%	0.45%	4.00%	4.00%
Pacific Dynamix - Conservative Growth Class I
2025	$11.10	$27.42	21,533,722	$389,176,860	0.00%	0.30%	2.00%	9.72%	11.60%
2024	10.27	24.59	24,352,134	401,451,893	0.00%	0.30%	2.00%	6.38%	8.21%
2023	9.55	22.75	27,522,993	426,999,334	0.00%	0.30%	2.00%	9.48%	11.35%
2022	8.81	20.45	31,221,950	447,596,518	0.00%	0.30%	2.00%	(16.07)%	(14.63)%
2021	10.42	23.98	33,393,733	574,372,129	0.00%	0.30%	2.00%	4.34%	6.12%
Pacific Dynamix - Conservative Growth Class P
2025	$11.89	$11.98	52,269	$624,374	0.00%	0.45%	0.60%	11.48%	11.65%
2024	10.66	10.73	112,988	1,207,067	0.00%	0.45%	0.60%	8.10%	8.26%
2023	9.86	9.91	148,609	1,468,953	0.00%	0.45%	0.60%	11.24%	11.40%
2022	8.87	8.89	181,540	1,612,087	0.00%	0.45%	0.60%	(14.59)%	(14.59)%
08/13/2021 - 12/31/2021	10.41	10.41	7,555	78,662	0.00%	0.45%	0.45%	0.74%	0.74%
Pacific Dynamix - Moderate Growth Class I
2025	$11.44	$36.45	107,386,123	$2,169,956,345	0.00%	0.30%	2.00%	11.69%	13.60%
2024	10.72	32.12	120,109,754	2,220,681,483	0.00%	0.30%	2.00%	9.89%	11.79%
2023	9.69	28.76	130,199,517	2,243,812,569	0.00%	0.30%	2.00%	12.77%	14.70%
2022	8.58	25.10	136,624,336	2,142,087,307	0.00%	0.30%	2.00%	(17.36)%	(15.95)%
2021	10.29	29.89	139,849,234	2,700,163,391	0.00%	0.30%	2.00%	8.43%	10.29%
Pacific Dynamix - Moderate Growth Class P
2025	$10.68	$13.11	302,636	$3,821,917	0.00%	0.40%	0.60%	13.49%	13.66%
2024	11.47	11.53	162,429	1,871,141	0.00%	0.45%	0.60%	11.67%	11.84%
2023	10.27	10.31	84,281	867,645	0.00%	0.45%	0.60%	14.58%	14.76%
2022	8.96	8.99	61,197	549,060	0.00%	0.45%	0.60%	(16.03)%	(16.03)%
09/09/2021 - 12/31/2021	10.67	10.67	17,514	186,894	0.00%	0.60%	0.60%	0.93%	0.93%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Pacific Dynamix - Growth Class I
2025	$11.72	$46.48	57,642,332	$1,496,589,398	0.00%	0.30%	2.00%	14.19%	16.14%
2024	11.18	40.06	71,031,647	1,629,887,559	0.00%	0.30%	2.00%	11.63%	13.55%
2023	9.95	35.31	77,184,354	1,600,227,493	0.00%	0.30%	2.00%	14.67%	16.63%
2022	10.09	30.30	79,846,588	1,451,741,930	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	15.78	36.52	70,654,915	1,595,184,020	0.00%	0.30%	2.00%	12.07%	13.99%
Pacific Dynamix - Growth Class P
2025	$13.90	$14.00	348,883	$4,882,502	0.00%	0.45%	0.60%	16.03%	16.20%
2024	11.98	12.05	322,389	3,882,699	0.00%	0.45%	0.60%	13.61%	13.61%
2023	10.60	10.60	357,396	3,789,935	0.00%	0.45%	0.45%	16.69%	16.69%
2022	9.09	9.09	90,287	820,481	0.00%	0.45%	0.45%	(16.89)%	(16.89)%
02/19/2021 - 12/31/2021	10.93	10.93	21,700	237,290	0.00%	0.45%	0.45%	9.07%	9.07%
Pacific Dynamix - Aggressive Growth Class I
2025	$12.88	$13.24	861,334	$11,243,154	0.00%	0.30%	1.95%	16.65%	18.59%
05/17/2024 - 12/31/2024	11.04	11.16	359,413	3,988,826	0.00%	0.30%	1.95%	5.46%	5.46%
Pacific Dynamix - Aggressive Growth Class P (5)
02/21/2025 - 12/31/2025	$13.22	$13.22	3,312	$43,773	0.00%	0.60%	0.60%	14.79%	14.79%
Portfolio Optimization Conservative Class I
2025	$10.57	$16.48	58,336,734	$805,556,417	0.00%	0.30%	2.00%	7.78%	9.62%
2024	9.74	15.05	67,872,242	866,018,385	0.00%	0.30%	2.00%	4.26%	6.06%
2023	9.28	14.20	79,267,462	966,656,072	0.00%	0.30%	2.00%	7.07%	8.90%
2022	8.60	13.06	92,539,434	1,049,691,691	0.00%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.10	15.18	101,360,739	1,358,240,285	0.00%	0.30%	2.00%	0.18%	1.90%
Portfolio Optimization Moderate-Conservative Class I
2025	$11.04	$19.85	71,086,119	$1,191,596,886	0.00%	0.30%	2.00%	9.84%	11.73%
2024	9.98	17.78	84,393,003	1,283,065,474	0.00%	0.30%	2.00%	6.25%	8.09%
2023	9.43	16.47	97,836,295	1,396,229,421	0.00%	0.30%	2.00%	8.87%	10.73%
2022	8.57	14.89	112,884,194	1,475,099,723	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.44	17.57	128,206,662	2,000,947,661	0.00%	0.30%	2.00%	4.18%	5.96%
Portfolio Optimization Moderate Class I
2025	$11.88	$23.62	289,625,118	$5,734,316,522	0.00%	0.30%	2.00%	11.03%	12.93%
2024	10.60	21.01	335,388,596	5,965,874,413	0.00%	0.30%	2.00%	9.00%	10.88%
2023	9.63	19.03	387,315,028	6,307,581,493	0.00%	0.30%	2.00%	11.63%	13.54%
2022	8.55	16.84	438,793,672	6,383,985,804	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.25	20.13	491,458,484	8,618,931,342	0.00%	0.30%	2.00%	7.02%	8.85%
Portfolio Optimization Growth Class I
2025	$12.11	$27.46	240,463,123	$5,405,527,714	0.00%	0.30%	2.00%	13.03%	14.96%
2024	10.62	23.99	279,231,374	5,534,361,114	0.00%	0.30%	2.00%	9.14%	11.03%
2023	9.63	21.71	320,817,888	5,805,877,531	0.00%	0.30%	2.00%	12.19%	14.11%
2022	8.51	19.11	358,621,932	5,762,258,741	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	10.34	23.16	395,660,358	7,766,098,564	0.00%	0.30%	2.00%	10.88%	12.78%
Portfolio Optimization Aggressive-Growth Class I
2025	$12.34	$30.66	51,738,427	$1,257,492,088	0.00%	0.30%	2.00%	14.76%	16.73%
2024	10.83	26.38	59,241,258	1,252,406,722	0.00%	0.30%	2.00%	10.13%	12.03%
2023	11.63	23.66	67,046,157	1,284,167,130	0.00%	0.30%	2.00%	13.67%	15.61%
2022	10.18	20.55	74,256,762	1,245,655,008	0.00%	0.30%	2.00%	(19.14)%	(17.75)%
2021	15.35	25.10	81,124,035	1,675,735,514	0.00%	0.30%	2.00%	13.39%	15.34%
American Funds IS American High-Income Trust Class 4
2025	$10.67	$17.39	6,499,500	$96,448,337	6.22%	0.30%	1.95%	5.85%	7.61%
2024	10.05	16.18	5,288,880	75,552,021	6.46%	0.30%	1.95%	7.26%	9.06%
2023	10.17	14.85	3,923,283	53,400,309	6.44%	0.30%	1.95%	10.02%	11.85%
2022	9.17	13.29	3,641,673	45,384,912	7.12%	0.30%	1.95%	(11.28)%	(9.80)%
2021	12.44	14.75	3,604,054	50,527,382	4.06%	0.30%	1.95%	6.09%	7.86%
American Funds IS Asset Allocation Class 1
2025	$10.65	$14.81	1,572,342	$23,000,122	2.61%	0.40%	0.60%	15.46%	15.64%
2024	12.74	12.81	1,094,033	13,988,755	3.16%	0.45%	0.60%	16.03%	16.21%
2023	10.98	11.02	629,767	6,931,376	3.38%	0.45%	0.60%	13.86%	14.03%
2022	9.64	9.67	291,614	2,815,698	2.79%	0.45%	0.60%	(13.71)%	(13.58)%
06/07/2021 - 12/31/2021	11.17	11.19	151,172	1,689,315	3.87%	0.45%	0.60%	4.62%	4.62%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Class 4
2025	$11.57	$23.92	202,217,255	$3,901,622,872	1.78%	0.30%	2.00%	13.30%	15.24%
2024	11.44	20.85	222,306,366	3,863,986,734	1.98%	0.30%	2.00%	13.80%	15.76%
2023	9.98	18.10	223,036,905	3,471,549,541	2.00%	0.30%	2.00%	11.77%	13.68%
2022	8.92	15.99	235,781,171	3,329,310,722	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.44	18.66	243,553,523	4,084,199,482	1.36%	0.30%	2.00%	12.57%	14.50%
American Funds IS Capital Income Builder Class 1
2025	$10.66	$14.94	280,125	$4,035,236	3.60%	0.40%	0.60%	19.97%	20.15%
2024	12.36	12.44	128,701	1,594,270	3.97%	0.45%	0.60%	9.79%	9.95%
2023	11.26	11.31	88,444	996,903	3.24%	0.45%	0.60%	8.63%	8.79%
2022	10.37	10.40	78,483	813,854	3.22%	0.45%	0.60%	(7.45)%	(7.31)%
05/20/2021 - 12/31/2021	11.20	11.22	48,890	547,693	4.24%	0.45%	0.60%	4.88%	4.88%
American Funds IS Capital Income Builder Class 4
2025	$11.39	$19.39	10,140,561	$168,887,177	2.77%	0.30%	2.00%	17.78%	19.80%
2024	11.09	16.19	9,551,031	136,821,940	3.17%	0.30%	2.00%	7.74%	9.60%
2023	10.20	14.77	9,412,385	126,046,612	2.71%	0.30%	2.00%	6.61%	8.43%
2022	9.48	13.62	9,376,116	117,857,135	2.55%	0.30%	2.00%	(9.21)%	(7.65)%
2021	12.80	14.75	9,400,974	129,329,044	2.52%	0.30%	2.00%	12.41%	14.34%
American Funds IS Capital World Bond Class 1
2025	$8.75	$8.81	125,964	$1,105,924	3.96%	0.45%	0.60%	8.90%	9.06%
2024	8.03	8.08	65,201	525,892	4.21%	0.45%	0.60%	(3.35)%	(3.20)%
2023	8.31	8.34	25,120	208,952	0.00%	0.45%	0.60%	5.75%	5.91%
01/24/2022 - 12/31/2022	7.86	7.88	18,467	145,198	0.42%	0.45%	0.60%	(16.91)%	(16.91)%
American Funds IS Capital World Bond Class 4
2025	$8.51	$11.26	2,938,164	$29,188,727	3.00%	0.30%	1.95%	6.93%	8.71%
2024	7.89	10.45	2,721,588	24,816,013	1.97%	0.30%	1.95%	(5.20)%	(3.61)%
2023	8.24	10.30	2,475,017	23,430,362	0.00%	0.30%	1.95%	3.86%	5.58%
2022	7.87	9.83	2,381,252	21,437,187	0.21%	0.30%	1.95%	(19.43)%	(18.09)%
2021	10.46	11.57	2,331,909	25,825,264	1.63%	0.30%	2.00%	(6.92)%	(5.46)%
American Funds IS Capital World Growth and Income Class 1
2025	$10.94	$15.59	238,558	$3,504,530	1.96%	0.40%	0.60%	24.42%	24.60%
2024	12.44	12.51	148,852	1,861,919	2.61%	0.45%	0.60%	13.56%	13.73%
2023	10.95	11.00	53,099	584,026	2.80%	0.45%	0.60%	20.49%	20.67%
2022	9.09	9.12	14,549	132,542	3.97%	0.45%	0.60%	(17.63)%	(17.63)%
08/10/2021 - 12/31/2021	11.04	11.04	4,259	47,010	4.11%	0.60%	0.60%	3.00%	3.00%
American Funds IS Capital World Growth and Income Class 4
2025	$12.29	$26.11	6,356,512	$134,075,372	1.35%	0.30%	2.00%	22.00%	24.09%
2024	11.37	21.06	5,104,913	92,595,974	1.57%	0.30%	2.00%	11.43%	13.36%
2023	10.10	18.60	4,517,293	77,244,495	1.78%	0.30%	2.00%	18.27%	20.29%
2022	10.53	15.48	4,314,793	63,410,506	2.16%	0.30%	2.00%	(19.20)%	(17.82)%
2021	16.01	18.85	4,339,568	78,541,858	1.59%	0.30%	2.00%	12.20%	14.12%
American Funds IS Global Balanced Class 4
2025	$11.37	$19.34	6,151,802	$101,591,696	1.32%	0.30%	2.00%	14.64%	16.61%
2024	10.36	16.60	5,139,170	76,866,187	1.62%	0.30%	2.00%	4.20%	6.00%
2023	9.85	15.67	5,057,397	74,400,888	1.46%	0.30%	2.00%	11.21%	13.11%
2022	10.27	13.87	5,130,674	67,782,176	0.00%	0.30%	2.00%	(16.42)%	(14.99)%
2021	14.80	16.33	5,574,494	87,287,347	0.83%	0.30%	2.00%	8.27%	10.13%
American Funds IS Global Growth Class 1
2025	$10.80	$13.68	394,717	$5,356,105	1.80%	0.40%	0.60%	21.25%	21.43%
2024	11.20	11.27	288,389	3,245,977	2.00%	0.45%	0.60%	13.25%	13.43%
2023	9.89	9.93	206,728	2,051,307	1.76%	0.45%	0.60%	22.17%	22.35%
2022	8.10	8.12	42,404	343,893	1.11%	0.45%	0.60%	(24.99)%	(24.88)%
06/04/2021 - 12/31/2021	10.79	10.81	21,594	233,159	0.69%	0.45%	0.60%	6.47%	6.47%
American Funds IS Global Growth Class 4
2025	$12.22	$33.85	10,654,397	$251,963,631	1.26%	0.30%	2.00%	18.94%	20.98%
2024	10.58	28.00	9,524,153	201,960,629	1.42%	0.30%	2.00%	11.13%	13.05%
2023	9.53	24.80	7,828,343	167,756,548	0.70%	0.30%	2.00%	19.88%	21.93%
2022	7.89	20.36	7,747,403	144,568,416	0.45%	0.30%	2.00%	(26.40)%	(25.14)%
2021	20.64	27.22	7,592,625	191,919,469	0.21%	0.30%	2.00%	13.84%	15.79%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Global Small Capitalization Class 4
2025	$8.78	$18.81	3,629,701	$59,357,805	0.21%	0.30%	2.00%	12.07%	13.99%
2024	7.87	16.51	3,402,454	49,897,179	0.83%	0.30%	2.00%	0.09%	1.81%
2023	7.79	16.21	2,941,506	44,282,425	0.03%	0.30%	2.00%	13.50%	15.44%
2022	10.21	14.04	2,931,121	38,894,810	0.00%	0.30%	2.00%	(31.08)%	(29.90)%
2021	17.53	20.03	2,600,282	49,766,826	0.00%	0.30%	2.00%	4.32%	6.11%
American Funds IS Growth Class 1
2025	$10.75	$17.33	1,093,912	$18,566,077	0.24%	0.35%	0.60%	19.81%	19.99%
2024	14.36	14.44	854,539	12,318,940	0.69%	0.45%	0.60%	31.17%	31.37%
2023	10.94	10.99	421,383	4,621,429	0.74%	0.45%	0.60%	37.98%	38.19%
2022	7.93	7.95	249,427	1,980,437	0.87%	0.45%	0.60%	(30.18)%	(30.07)%
06/09/2021 - 12/31/2021	11.36	11.37	39,950	454,078	0.90%	0.45%	0.60%	11.93%	11.93%
American Funds IS Growth Class 4
2025	$12.50	$54.00	52,913,694	$1,518,555,607	0.13%	0.30%	2.00%	17.55%	19.57%
2024	13.53	45.37	39,809,071	1,110,152,459	0.17%	0.30%	2.00%	28.68%	30.90%
2023	10.45	34.82	29,710,243	781,567,952	0.17%	0.30%	2.00%	35.41%	37.72%
2022	7.67	25.39	26,097,738	552,304,014	0.10%	0.30%	2.00%	(31.50)%	(30.32)%
2021	11.13	36.61	25,686,479	802,146,017	0.06%	0.30%	2.00%	19.28%	21.32%
American Funds IS Growth-Income Class 1
2025	$10.72	$18.28	439,138	$7,747,368	1.25%	0.40%	0.60%	17.66%	17.84%
2024	15.42	15.51	332,311	5,150,249	1.44%	0.45%	0.60%	23.79%	23.98%
2023	12.46	12.51	247,905	3,098,681	1.77%	0.45%	0.60%	25.71%	25.90%
2022	9.91	9.94	170,804	1,696,274	1.84%	0.45%	0.60%	(16.79)%	(16.66)%
05/27/2021 - 12/31/2021	11.91	11.92	39,377	469,308	2.69%	0.45%	0.60%	9.90%	9.90%
American Funds IS Growth-Income Class 4
2025	$12.19	$36.15	30,146,285	$780,636,897	0.76%	0.30%	2.00%	15.44%	17.42%
2024	13.61	30.92	26,469,401	630,983,043	0.96%	0.30%	2.00%	21.45%	23.55%
2023	11.16	25.14	23,525,151	498,577,612	1.21%	0.30%	2.00%	23.34%	25.45%
2022	8.98	20.13	23,213,330	410,711,351	1.07%	0.30%	2.00%	(18.35)%	(16.96)%
2021	10.92	24.35	23,979,496	518,625,840	0.97%	0.30%	2.00%	21.35%	23.43%
American Funds IS International Class 1
2025	$11.12	$11.28	308,731	$3,457,491	2.00%	0.40%	0.60%	26.28%	26.47%
2024	8.81	8.86	177,181	1,568,888	1.72%	0.45%	0.60%	2.78%	2.93%
2023	8.57	8.61	65,497	563,486	1.81%	0.45%	0.60%	15.43%	15.60%
2022	7.42	7.44	50,049	372,492	3.17%	0.45%	0.60%	(20.93)%	(20.93)%
08/27/2021 - 12/31/2021	9.41	9.41	6,444	60,666	13.64%	0.45%	0.45%	(5.48)%	(5.48)%
American Funds IS International Class 4
2025	$10.37	$18.13	7,554,738	$116,532,068	1.20%	0.30%	2.00%	23.90%	26.03%
2024	8.31	14.39	7,412,672	91,920,008	0.99%	0.30%	2.00%	0.88%	2.62%
2023	8.19	14.02	7,394,707	90,504,546	1.09%	0.30%	2.00%	13.28%	15.21%
2022	9.85	12.17	7,919,990	85,102,087	1.54%	0.30%	2.00%	(22.58)%	(21.26)%
2021	12.73	15.45	7,892,109	108,416,162	2.38%	0.30%	2.00%	(3.66)%	(2.01)%
American Funds IS International Growth and Income Class 1
2025	$11.13	$13.89	159,475	$2,180,608	3.40%	0.40%	0.60%	35.02%	35.22%
2024	10.21	10.27	75,835	777,833	3.40%	0.45%	0.60%	3.02%	3.18%
2023	9.91	9.95	33,159	329,788	2.72%	0.45%	0.60%	15.39%	15.56%
2022	8.59	8.61	36,552	314,687	5.24%	0.45%	0.60%	(15.51)%	(15.39)%
05/20/2021 - 12/31/2021	10.17	10.18	11,221	114,141	4.89%	0.45%	0.60%	(1.00)%	(1.00)%
American Funds IS International Growth and Income Class 4
2025	$12.16	$20.36	4,820,554	$79,790,607	2.43%	0.30%	2.00%	32.42%	34.69%
2024	9.41	15.11	4,495,593	56,028,862	2.34%	0.30%	2.00%	1.05%	2.80%
2023	9.24	14.70	4,519,194	55,643,213	2.26%	0.30%	2.00%	13.37%	15.31%
2022	8.07	12.75	4,829,629	51,926,368	2.80%	0.30%	2.00%	(17.19)%	(15.78)%
2021	9.64	15.14	4,811,132	61,908,949	2.82%	0.30%	2.00%	3.01%	4.78%
American Funds IS Managed Risk Asset Allocation Class P1
2025	$13.12	$13.22	290,190	$3,833,068	2.91%	0.45%	0.60%	11.34%	11.51%
2024	11.79	11.86	296,175	3,509,061	2.18%	0.45%	0.60%	14.37%	14.37%
2023	10.37	10.37	245,506	2,545,116	2.30%	0.45%	0.45%	10.01%	10.01%
03/09/2022 - 12/31/2022	9.42	9.42	30,658	288,898	4.82%	0.45%	0.60%	(7.66)%	(7.66)%
06/30/2021 - 09/16/2021	10.76	10.76	-	-	0.00%	0.45%	0.45%	1.59%	1.59%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Managed Risk Asset Allocation Class P2
2025	$11.90	$19.98	11,621,798	$180,208,267	2.59%	0.30%	2.00%	9.46%	11.34%
2024	10.80	17.97	12,866,350	185,461,159	1.91%	0.30%	2.00%	12.34%	14.28%
2023	9.55	15.74	13,196,150	173,632,361	1.84%	0.30%	2.00%	8.06%	9.90%
2022	8.84	14.33	13,359,897	166,286,060	2.20%	0.30%	2.00%	(15.67)%	(14.23)%
2021	10.95	16.73	12,857,346	193,789,068	1.36%	0.30%	2.00%	10.28%	12.17%
American Funds IS New World Fund Class 1
2025	$11.04	$11.93	608,063	$7,206,509	1.64%	0.35%	0.60%	27.83%	28.03%
2024	9.27	9.32	440,008	4,097,436	2.06%	0.45%	0.60%	6.21%	6.37%
2023	8.72	8.76	204,189	1,787,157	2.21%	0.45%	0.60%	15.53%	15.70%
2022	7.55	7.57	121,178	916,665	1.78%	0.45%	0.60%	(22.33)%	(22.21)%
04/15/2021 - 12/31/2021	9.72	9.73	44,148	429,397	3.02%	0.45%	0.60%	0.47%	0.47%
American Funds IS New World Fund Class 4
2025	$11.06	$22.18	5,285,362	$95,242,309	0.93%	0.30%	2.00%	25.40%	27.54%
2024	8.76	17.39	5,421,848	78,153,066	1.19%	0.30%	2.00%	4.21%	6.01%
2023	8.35	16.40	5,168,549	72,047,669	1.23%	0.30%	2.00%	13.39%	15.32%
2022	7.35	14.23	5,239,889	64,479,315	1.11%	0.30%	2.00%	(23.79)%	(22.49)%
2021	9.56	18.35	5,135,808	82,196,698	0.67%	0.30%	2.00%	2.56%	4.32%
American Funds IS The Bond Fund of America Class 1
2025	$9.80	$10.38	1,428,974	$14,186,678	5.00%	0.35%	0.60%	6.76%	6.92%
2024	9.18	9.23	996,139	9,185,263	5.91%	0.45%	0.60%	0.88%	1.04%
2023	9.10	9.14	440,932	4,027,370	3.84%	0.45%	0.60%	4.58%	4.73%
2022	8.70	8.72	347,156	3,028,029	4.55%	0.45%	0.60%	(12.65)%	(12.65)%
09/14/2021 - 12/31/2021	9.99	9.99	10,280	102,679	8.15%	0.45%	0.45%	(1.00)%	(1.00)%
American Funds IS The Bond Fund of America Class 4
2025	$9.51	$11.73	20,423,518	$223,565,866	4.37%	0.30%	2.00%	4.86%	6.66%
2024	8.98	11.01	18,473,443	191,224,067	4.30%	0.30%	2.00%	(1.03)%	0.67%
2023	8.99	10.95	15,166,378	157,548,110	3.50%	0.30%	2.00%	2.66%	4.41%
2022	8.67	10.50	13,216,178	132,831,689	2.75%	0.30%	2.00%	(14.47)%	(13.01)%
2021	10.94	12.08	13,089,539	152,326,203	1.34%	0.30%	2.00%	(2.56)%	(0.88)%
American Funds IS U.S. Government Securities Class 1
2025	$9.79	$10.36	407,466	$4,023,798	4.56%	0.35%	0.60%	7.53%	7.53%
2024	9.17	9.17	378,567	3,471,783	4.99%	0.45%	0.45%	0.53%	0.53%
2023	9.12	9.12	238,901	2,179,391	4.92%	0.45%	0.45%	2.75%	2.75%
2022	8.88	8.88	86,569	768,622	12.26%	0.45%	0.45%	(11.15)%	(11.15)%
10/28/2021 - 12/31/2021	9.99	9.99	4,119	41,164	8.93%	0.45%	0.45%	0.20%	0.20%
American Funds IS U.S. Government Securities Class 4
2025	$9.49	$11.53	5,623,493	$59,113,822	4.16%	0.30%	2.00%	5.41%	7.22%
2024	8.92	10.76	5,585,774	55,173,041	3.93%	0.30%	2.00%	(1.56)%	0.14%
2023	8.97	10.76	5,550,825	55,101,790	3.22%	0.30%	2.00%	0.59%	2.31%
2022	8.84	10.52	6,026,456	58,958,044	3.42%	0.30%	2.00%	(12.95)%	(11.46)%
2021	10.05	11.90	6,959,965	77,445,532	0.94%	0.30%	2.00%	(2.84)%	(1.17)%
American Funds IS Washington Mutual Investors Class 1
2025	$10.62	$18.02	589,005	$10,265,939	1.91%	0.40%	0.60%	16.80%	16.97%
2024	15.32	15.41	324,736	4,991,659	2.39%	0.45%	0.60%	18.68%	18.86%
2023	12.90	12.96	180,346	2,331,467	2.76%	0.45%	0.60%	16.95%	17.13%
2022	11.03	11.07	68,968	762,977	3.24%	0.45%	0.60%	(8.69)%	(8.69)%
06/15/2021 - 12/31/2021	12.12	12.12	15,591	188,936	3.54%	0.45%	0.45%	10.46%	10.46%
American Funds IS Washington Mutual Investors Class 4
2025	$11.73	$29.39	18,780,231	$412,509,044	1.33%	0.30%	2.00%	14.58%	16.55%
2024	13.10	25.25	15,181,039	310,389,348	1.53%	0.30%	2.00%	16.49%	18.49%
2023	11.17	21.33	12,315,139	232,921,489	1.73%	0.30%	2.00%	14.66%	16.62%
2022	9.90	18.31	11,726,592	200,075,999	1.79%	0.30%	2.00%	(10.49)%	(8.96)%
2021	10.98	20.13	10,929,163	208,192,004	1.33%	0.30%	2.00%	24.99%	27.13%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2025	$11.52	$21.51	22,918,490	$388,029,562	2.60%	0.30%	2.00%	13.40%	15.34%
2024	10.99	18.65	19,392,948	299,483,308	2.52%	0.30%	2.00%	9.42%	11.30%
2023	9.98	16.75	15,889,811	235,498,602	2.23%	0.30%	2.00%	13.39%	15.27%
2022	8.79	14.54	14,271,032	190,448,788	2.24%	0.30%	2.00%	(16.51)%	(15.08)%
2021	10.42	17.13	11,615,970	187,350,089	2.29%	0.30%	2.00%	9.78%	11.66%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
BlackRock Capital Appreciation V.I. Class III
2025	$51.81	$73.21	606,919	$39,006,077	0.00%	0.75%	1.50%	10.11%	10.94%
2024	47.06	65.99	687,409	39,865,838	0.00%	0.75%	1.50%	29.96%	30.94%
2023	36.21	50.39	834,572	37,009,170	0.00%	0.75%	1.50%	46.39%	47.49%
2022	24.73	34.17	1,036,425	31,190,321	0.00%	0.75%	1.50%	(38.74)%	(38.28)%
2021	40.37	55.36	900,633	43,998,422	0.00%	0.75%	1.50%	19.09%	19.99%
BlackRock Equity Dividend V.I. Class I
2025	$10.89	$16.30	137,713	$2,212,423	2.20%	0.40%	0.60%	20.82%	21.00%
2024	13.39	13.47	198,230	2,669,229	2.89%	0.45%	0.60%	9.40%	9.56%
2023	12.24	12.29	82,604	1,014,953	2.08%	0.45%	0.60%	11.57%	11.73%
2022	10.97	11.00	69,864	768,528	1.87%	0.45%	0.60%	(4.42)%	(4.42)%
12/07/2021 - 12/31/2021	11.48	11.48	31,382	360,240	2.88%	0.60%	0.60%	2.02%	2.02%
BlackRock Global Allocation V.I. Class I
2025	$12.43	$12.52	198,150	$2,477,119	3.72%	0.45%	0.60%	19.08%	19.26%
2024	10.44	10.50	145,211	1,523,715	1.53%	0.45%	0.60%	8.58%	8.74%
2023	9.61	9.65	119,242	1,151,223	2.20%	0.45%	0.60%	12.32%	12.32%
2022	8.60	8.60	123,714	1,063,372	0.00%	0.45%	0.45%	(16.24)%	(16.24)%
08/13/2021 - 12/31/2021	10.26	10.26	2,484	25,488	1.23%	0.45%	0.45%	(0.84)%	(0.84)%
BlackRock Global Allocation V.I. Class III
2025	$11.64	$24.48	59,537,117	$1,113,946,252	4.03%	0.30%	2.00%	17.15%	19.15%
2024	9.86	20.56	67,155,440	1,084,226,914	1.38%	0.30%	2.00%	6.76%	8.60%
2023	9.15	18.95	77,197,037	1,175,696,253	2.42%	0.30%	2.00%	10.27%	12.15%
2022	8.22	16.92	85,813,546	1,192,222,701	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	9.90	20.24	93,695,265	1,587,846,702	0.82%	0.30%	2.00%	4.31%	6.10%
BlackRock High Yield V.I. Class I
2025	$10.37	$12.23	316,540	$3,851,469	6.72%	0.40%	0.60%	8.56%	8.73%
2024	11.18	11.25	174,689	1,964,260	6.94%	0.45%	0.60%	7.64%	7.80%
2023	10.39	10.43	128,490	1,340,196	6.62%	0.45%	0.60%	12.56%	12.73%
2022	9.23	9.26	65,450	605,626	5.54%	0.45%	0.60%	(10.89)%	(10.75)%
06/04/2021 - 12/31/2021	10.36	10.37	15,776	163,491	4.47%	0.45%	0.60%	2.10%	2.10%
BlackRock S&P 500 Index V.I. Class I
2025	$10.90	$18.29	807,378	$14,001,650	1.52%	0.35%	0.60%	17.02%	17.19%
2024	15.52	15.61	326,060	5,083,889	1.77%	0.45%	0.60%	24.08%	24.27%
2023	12.51	12.56	163,316	2,049,319	1.87%	0.45%	0.60%	25.47%	25.66%
2022	9.97	10.00	92,239	921,539	2.81%	0.45%	0.60%	(18.72)%	(18.60)%
07/28/2021 - 12/31/2021	12.26	12.28	17,525	215,186	3.68%	0.45%	0.60%	8.71%	8.71%
BlackRock Small Cap Index V.I. Class I
2025	$11.12	$11.20	951,503	$10,646,928	1.06%	0.35%	0.60%	11.97%	12.14%
2024	9.93	9.99	793,213	7,919,201	2.10%	0.45%	0.60%	10.65%	10.81%
2023	8.98	9.02	575,569	5,187,067	1.56%	0.45%	0.60%	16.00%	16.18%
2022	7.74	7.76	451,935	3,506,533	2.34%	0.45%	0.60%	(20.94)%	(20.82)%
04/15/2021 - 12/31/2021	9.79	9.80	43,597	427,096	3.62%	0.45%	0.60%	(0.20)%	(0.20)%
BlackRock Total Return V.I. Class I
2025	$9.61	$10.40	606,564	$5,879,400	4.49%	0.35%	0.60%	7.38%	7.54%
2024	8.95	9.00	326,035	2,933,905	4.47%	0.45%	0.60%	0.78%	0.93%
2023	8.88	8.92	239,965	2,139,567	3.95%	0.45%	0.60%	5.20%	5.36%
2022	8.44	8.47	128,322	1,086,169	2.88%	0.45%	0.60%	(14.44)%	(14.44)%
12/07/2021 - 12/31/2021	9.90	9.90	5,869	58,074	1.93%	0.45%	0.45%	(0.18)%	(0.18)%
DFA VA Equity Allocation Institutional Class
2025	$16.22	$16.34	244,826	$3,999,422	2.57%	0.45%	0.60%	19.23%	19.41%
2024	13.61	13.69	104,127	1,424,030	3.16%	0.45%	0.60%	14.41%	14.58%
2023	11.89	11.95	23,540	280,805	2.61%	0.45%	0.60%	19.43%	19.61%
2022	9.96	9.99	15,034	149,925	1.87%	0.45%	0.60%	(14.20)%	(14.07)%
08/10/2021 - 12/31/2021	11.61	11.62	11,872	137,853	6.15%	0.45%	0.60%	4.41%	4.41%
DFA VA Global Bond Institutional Class
2025	$10.40	$10.48	145,742	$1,525,131	5.06%	0.45%	0.60%	3.73%	3.88%
2024	10.03	10.08	100,833	1,015,476	5.77%	0.45%	0.60%	4.75%	4.91%
2023	9.57	9.61	60,389	579,649	4.81%	0.45%	0.60%	4.43%	4.58%
2022	9.16	9.19	44,252	406,422	1.77%	0.45%	0.60%	(6.89)%	(6.75)%
06/29/2021 - 12/31/2021	9.84	9.86	34,026	335,219	2.34%	0.45%	0.60%	(1.43)%	(1.43)%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

DFA VA Global Moderate Allocation Institutional Class
2025	$10.66	$14.08	1,159,062	$14,575,357	4.45%	0.35%	0.60%	14.00%	14.17%
2024	12.26	12.34	400,952	4,945,634	5.11%	0.45%	0.60%	11.32%	11.48%
2023	11.02	11.07	131,468	1,454,350	4.14%	0.45%	0.60%	14.04%	14.21%
2022	9.66	9.69	37,988	367,827	2.84%	0.45%	0.60%	(11.49)%	(11.36)%
08/10/2021 - 12/31/2021	10.92	10.93	16,225	177,207	4.68%	0.45%	0.60%	2.29%	2.29%
DFA VA International Small Institutional Class
2025	$11.00	$14.26	240,390	$3,351,047	4.32%	0.35%	0.60%	36.17%	36.37%
2024	10.39	10.45	139,678	1,457,346	5.32%	0.45%	0.60%	3.19%	3.35%
2023	10.07	10.11	65,632	662,719	3.88%	0.45%	0.60%	13.43%	13.60%
2022	8.88	8.90	37,415	332,811	4.05%	0.45%	0.60%	(18.14)%	(18.01)%
07/08/2021 - 12/31/2021	10.85	10.86	16,625	180,386	7.96%	0.45%	0.60%	2.45%	2.45%
DFA VA International Value Institutional Class
2025	$11.81	$19.44	458,369	$8,261,967	4.65%	0.35%	0.60%	44.77%	44.99%
2024	13.33	13.41	369,449	4,948,433	5.92%	0.45%	0.60%	5.98%	6.14%
2023	12.58	12.63	163,448	2,061,979	5.60%	0.45%	0.60%	17.16%	17.33%
2022	10.74	10.77	127,002	1,366,252	5.41%	0.45%	0.60%	(4.03)%	(3.89)%
06/15/2021 - 12/31/2021	11.19	11.20	67,675	757,530	13.70%	0.45%	0.60%	(2.67)%	(2.67)%
DFA VA Short-Term Fixed Institutional Class
2025	$10.17	$11.15	727,101	$8,052,655	4.71%	0.35%	0.60%	3.71%	3.86%
2024	10.67	10.74	559,669	6,003,000	6.09%	0.45%	0.60%	4.85%	5.01%
2023	10.18	10.22	383,680	3,919,134	4.79%	0.45%	0.60%	4.36%	4.51%
2022	9.75	9.78	247,160	2,416,407	2.23%	0.45%	0.60%	(1.75)%	(1.60)%
08/11/2021 - 12/31/2021	9.93	9.94	43,736	434,668	0.02%	0.45%	0.60%	(0.42)%	(0.42)%
DFA VA US Large Value Institutional Class
2025	$10.97	$16.21	933,574	$14,436,921	2.19%	0.35%	0.60%	15.13%	15.31%
2024	13.98	14.06	654,064	9,189,085	2.52%	0.45%	0.60%	12.70%	12.87%
2023	12.40	12.46	392,941	4,891,183	2.90%	0.45%	0.60%	10.26%	10.43%
2022	11.25	11.28	251,430	2,835,299	3.55%	0.45%	0.60%	(5.45)%	(5.30)%
06/04/2021 - 12/31/2021	11.90	11.91	34,289	408,262	4.42%	0.45%	0.60%	2.58%	2.58%
DFA VA US Targeted Value Institutional Class
2025	$10.86	$16.11	445,714	$6,916,637	2.11%	0.35%	0.60%	8.29%	8.46%
2024	14.77	14.85	321,673	4,770,650	2.01%	0.45%	0.60%	7.49%	7.65%
2023	13.74	13.80	164,062	2,259,571	2.01%	0.45%	0.60%	19.32%	19.50%
2022	11.51	11.55	82,020	946,243	1.57%	0.45%	0.60%	(4.79)%	(4.64)%
04/15/2021 - 12/31/2021	12.09	12.11	44,610	539,712	3.99%	0.45%	0.60%	8.94%	8.94%
Fidelity VIP Consumer Discretionary Initial Class
2025	$13.55	$13.55	14,998	$203,195	0.04%	0.45%	0.45%	6.32%	6.32%
2024	12.74	12.74	6,275	79,957	0.02%	0.45%	0.45%	24.15%	24.15%
2023	10.26	10.26	1,004	10,309	0.08%	0.45%	0.45%	41.36%	41.36%
12/27/2022 - 12/31/2022	7.26	7.26	520	3,776	0.00%	0.45%	0.45%	1.16%	1.16%
Fidelity VIP Contrafund Initial Class
2025	$10.85	$19.15	710,052	$13,373,792	0.17%	0.40%	0.60%	20.75%	20.94%
2024	15.74	15.83	501,833	7,932,402	0.23%	0.45%	0.60%	32.99%	33.19%
2023	11.84	11.89	245,152	2,908,487	0.94%	0.45%	0.60%	32.66%	32.85%
2022	8.92	8.95	41,710	372,591	0.81%	0.45%	0.60%	(26.75)%	(26.64)%
05/20/2021 - 12/31/2021	12.18	12.20	10,575	128,888	0.00%	0.45%	0.60%	18.38%	18.38%
Fidelity VIP Contrafund Service Class 2
2025	$12.48	$57.29	25,883,267	$769,538,685	0.00%	0.30%	2.00%	18.80%	20.83%
2024	14.58	47.46	19,366,471	569,257,996	0.03%	0.30%	2.00%	30.79%	33.05%
2023	11.07	35.71	12,901,467	359,194,850	0.27%	0.30%	2.00%	30.49%	32.72%
2022	8.47	26.93	11,942,263	275,966,970	0.27%	0.30%	2.00%	(27.94)%	(26.71)%
2021	11.65	36.78	11,743,628	381,230,239	0.03%	0.30%	2.00%	24.99%	27.13%
Fidelity VIP Emerging Markets Initial Class
2025	$11.65	$11.84	429,529	$5,039,286	2.33%	0.35%	0.60%	40.36%	40.57%
2024	8.30	8.35	278,268	2,321,218	1.88%	0.45%	0.60%	9.38%	9.54%
2023	7.59	7.62	168,540	1,283,808	2.83%	0.45%	0.60%	9.01%	9.17%
2022	6.96	6.98	81,945	571,791	3.56%	0.45%	0.60%	(20.59)%	(20.47)%
06/04/2021 - 12/31/2021	8.77	8.78	14,544	127,579	6.27%	0.45%	0.60%	(12.18)%	(12.18)%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Fidelity VIP Energy Initial Class
2025	$25.04	$25.23	97,200	$2,448,684	2.23%	0.45%	0.60%	9.92%	10.09%
2024	22.78	22.92	83,443	1,909,774	2.34%	0.45%	0.60%	3.67%	3.83%
2023	21.98	22.07	68,387	1,508,259	4.01%	0.45%	0.60%	0.38%	0.53%
2022	21.89	21.95	32,901	721,434	4.06%	0.45%	0.60%	62.21%	62.21%
05/20/2021 - 12/31/2021	13.50	13.50	5,344	72,125	3.23%	0.60%	0.60%	13.29%	13.29%
Fidelity VIP Extended Market Index Initial Class
2025	$10.83	$12.75	712,579	$8,842,932	1.47%	0.35%	0.60%	11.65%	11.82%
2024	11.33	11.40	389,781	4,439,548	1.51%	0.45%	0.60%	11.63%	11.80%
2023	10.15	10.20	306,987	3,126,215	2.59%	0.45%	0.60%	16.74%	16.91%
2022	8.70	8.72	158,402	1,380,101	1.66%	0.45%	0.60%	(18.61)%	(18.49)%
04/15/2021 - 12/31/2021	10.69	10.70	69,294	740,679	8.35%	0.45%	0.60%	3.63%	3.63%
Fidelity VIP FundsManager 60% Investor Class
2025	$13.73	$13.73	31,705,877	$435,399,407	2.38%	1.00%	1.00%	14.56%	14.56%
2024	11.99	11.99	27,949,033	335,034,281	2.39%	1.00%	1.00%	8.48%	8.48%
2023	11.05	11.05	20,014,280	221,165,094	3.20%	1.00%	1.00%	13.04%	13.04%
12/07/2022 - 12/31/2022	9.78	9.78	538,685	5,266,017	See Note (7)	1.00%	1.00%	(1.80)%	(1.80)%
Fidelity VIP FundsManager 60% Service Class 2
2025	$11.52	$26.41	23,751,067	$427,916,116	2.04%	0.30%	2.00%	13.22%	15.16%
2024	10.55	22.96	25,196,844	416,057,260	1.90%	0.30%	2.00%	7.27%	9.12%
2023	9.77	21.06	25,961,292	413,889,313	2.22%	0.30%	2.00%	11.82%	13.73%
2022	8.73	18.53	25,259,177	372,173,872	1.68%	0.30%	2.00%	(16.93)%	(15.50)%
2021	10.40	21.96	23,783,824	434,687,452	0.97%	0.30%	2.00%	9.99%	11.87%
Fidelity VIP Government Money Market Initial Class
2025	$10.16	$11.40	3,386,987	$37,865,725	4.04%	0.35%	0.60%	3.52%	3.67%
2024	10.93	10.99	2,237,013	24,579,483	4.97%	0.45%	0.60%	4.48%	4.64%
2023	10.46	10.50	1,856,418	19,493,023	4.81%	0.45%	0.60%	4.28%	4.43%
2022	10.03	10.06	1,576,714	15,846,777	2.27%	0.45%	0.60%	0.83%	0.98%
06/23/2021 - 12/31/2021	9.95	9.96	42,486	422,970	0.01%	0.45%	0.60%	(0.31)%	(0.31)%
Fidelity VIP Government Money Market Investor Class (6)
2025
04/16/2024 - 12/05/2024	$10.93	$10.99	-	$-	4.69%	1.00%	1.00%	2.53%	2.53%
08/17/2023 - 09/18/2023	10.29	10.29	-	-	5.10%	1.00%	1.00%	0.36%	0.36%
Fidelity VIP Government Money Market Service Class
2025	$9.61	$11.79	49,964,542	$532,528,063	3.96%	0.30%	2.00%	1.98%	3.73%
2024	9.42	11.37	49,720,573	515,056,971	4.88%	0.30%	2.00%	2.92%	4.69%
2023	9.15	10.86	50,620,358	501,906,191	4.69%	0.30%	2.00%	2.73%	4.49%
2022	8.91	10.39	52,653,369	502,225,940	1.46%	0.30%	2.00%	(0.64)%	1.06%
2021	8.97	10.28	40,954,210	390,780,434	0.01%	0.30%	2.00%	(1.97)%	(0.29)%
Fidelity VIP Growth Opportunities Initial Class
2025	$10.87	$14.98	171,874	$2,515,267	0.00%	0.40%	0.60%	21.22%	21.40%
2024	12.27	12.34	139,938	1,725,899	0.00%	0.45%	0.60%	38.05%	38.26%
2023	8.89	8.92	82,650	737,197	0.00%	0.45%	0.60%	44.78%	45.00%
2022	6.14	6.16	56,819	349,498	0.00%	0.45%	0.60%	(38.52)%	(38.43)%
09/02/2021 - 12/31/2021	9.98	10.00	3,896	38,898	0.00%	0.45%	0.60%	(5.79)%	(5.79)%
Fidelity VIP Index 500 Initial Class
2025	$10.90	$18.31	849,958	$14,853,934	1.28%	0.40%	0.60%	17.07%	17.25%
2024	15.53	15.62	661,015	10,298,898	1.41%	0.45%	0.60%	24.15%	24.33%
2023	12.51	12.56	483,592	6,062,155	1.65%	0.45%	0.60%	25.44%	25.63%
2022	9.97	10.00	299,731	2,993,041	2.08%	0.45%	0.60%	(18.58)%	(18.58)%
06/15/2021 - 12/31/2021	12.28	12.28	6,562	80,594	2.74%	0.45%	0.45%	12.71%	12.71%
Fidelity VIP Investment Grade Bond Initial Class
2025	$9.79	$10.35	990,290	$9,803,443	3.97%	0.35%	0.60%	6.58%	6.74%
2024	9.19	9.24	662,321	6,119,008	3.68%	0.45%	0.60%	1.18%	1.33%
2023	9.08	9.12	415,819	3,792,159	3.25%	0.45%	0.60%	5.57%	5.73%
2022	8.60	8.63	144,963	1,250,644	4.92%	0.45%	0.60%	(13.48)%	(13.35)%
09/02/2021 - 12/31/2021	9.94	9.96	6,818	67,828	5.47%	0.45%	0.60%	(1.08)%	(1.08)%
Fidelity VIP Strategic Income Service Class 2
2025	$10.64	$14.83	8,556,100	$111,413,260	3.76%	0.30%	2.00%	6.43%	8.25%
2024	9.93	13.71	7,861,941	96,516,597	3.67%	0.30%	2.00%	3.67%	5.46%
2023	9.52	13.01	7,377,965	87,669,229	4.34%	0.30%	2.00%	7.02%	8.85%
2022	8.89	11.97	7,296,355	81,030,938	3.37%	0.30%	2.00%	(13.27)%	(11.78)%
2021	10.14	13.58	7,822,262	99,315,045	2.51%	0.30%	2.00%	1.48%	3.22%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Fidelity VIP Value Strategies Initial Class
2025	$10.91	$15.83	164,888	$2,560,766	0.92%	0.40%	0.60%	7.34%	7.50%
2024	14.64	14.72	164,678	2,421,156	1.37%	0.45%	0.60%	8.74%	8.91%
2023	13.46	13.52	100,762	1,358,387	1.35%	0.45%	0.60%	20.13%	20.31%
2022	11.20	11.24	54,117	607,098	1.59%	0.45%	0.60%	(7.58)%	(7.44)%
06/04/2021 - 12/31/2021	12.12	12.14	13,422	162,885	3.57%	0.45%	0.60%	3.81%	3.81%
First Trust Dorsey Wright Tactical Core Class I
2025	$11.06	$18.67	2,588,179	$40,150,312	0.93%	0.30%	2.00%	7.52%	9.36%
2024	10.18	17.08	2,655,129	39,137,603	0.91%	0.30%	2.00%	10.29%	12.19%
2023	9.15	15.22	2,710,981	36,506,355	2.08%	0.30%	2.00%	9.08%	10.95%
2022	9.77	13.72	2,657,693	33,444,112	1.48%	0.30%	2.00%	(18.69)%	(17.30)%
2021	14.65	16.59	3,226,339	49,725,811	0.39%	0.30%	2.00%	11.62%	13.53%
First Trust/Dow Jones Dividend & Income Allocation Class I
2025	$10.65	$23.42	30,500,518	$508,087,364	2.34%	0.30%	2.00%	3.22%	4.99%
2024	10.25	22.33	33,554,912	555,913,557	2.34%	0.30%	2.00%	3.90%	5.69%
2023	9.80	21.15	36,476,228	599,615,142	2.25%	0.30%	2.00%	8.33%	10.18%
2022	9.05	19.21	37,836,927	593,648,878	1.42%	0.30%	2.00%	(13.94)%	(12.46)%
2021	10.94	21.97	37,604,224	701,796,584	0.94%	0.30%	2.00%	10.03%	11.91%
Franklin Allocation VIP Class 2
2025	$21.72	$26.47	1,017,823	$25,258,663	1.91%	0.75%	1.50%	10.92%	11.76%
2024	19.58	23.69	1,067,440	23,705,186	2.03%	0.75%	1.50%	7.52%	8.33%
2023	18.22	21.86	1,139,819	23,422,478	1.43%	0.75%	1.50%	12.91%	13.76%
2022	16.13	19.22	1,187,062	21,458,071	1.62%	0.75%	1.50%	(17.25)%	(16.63)%
2021	19.50	23.05	1,273,977	27,644,825	1.73%	0.75%	1.50%	10.02%	10.85%
Franklin Allocation VIP Class 4
2025	$11.68	$24.05	13,085,736	$228,036,496	1.77%	0.30%	2.00%	10.30%	12.19%
2024	10.52	21.46	14,028,344	227,064,752	1.86%	0.30%	2.00%	6.72%	8.56%
2023	9.79	19.79	15,280,760	237,425,334	1.31%	0.30%	2.00%	12.36%	14.28%
2022	8.73	17.33	15,596,987	219,460,932	1.49%	0.30%	2.00%	(17.85)%	(16.44)%
2021	10.94	20.92	15,926,805	277,311,223	1.58%	0.30%	2.00%	9.33%	11.20%
Franklin Income VIP Class 1
2025	$13.89	$13.99	93,359	$1,305,587	5.18%	0.45%	0.60%	12.20%	12.37%
2024	12.38	12.45	94,938	1,181,913	4.13%	0.45%	0.60%	6.81%	6.97%
2023	11.59	11.64	32,893	382,813	5.23%	0.45%	0.60%	8.22%	8.38%
03/07/2022 - 12/31/2022	10.71	10.74	22,536	241,993	6.77%	0.45%	0.60%	(4.88)%	(4.88)%
Franklin Income VIP Class 2
2025	$11.21	$17.74	5,694,066	$85,348,738	5.11%	0.30%	2.00%	10.33%	12.22%
2024	11.15	15.81	5,730,019	79,142,450	5.51%	0.30%	2.00%	5.07%	6.88%
2023	10.51	14.79	4,437,445	59,444,387	5.16%	0.30%	2.00%	6.48%	8.30%
2022	10.18	13.66	4,782,643	60,618,834	5.06%	0.30%	2.00%	(7.34)%	(5.76)%
2021	12.92	14.49	4,105,312	55,940,034	4.68%	0.30%	2.00%	14.44%	16.40%
Franklin Mutual Global Discovery VIP Class 2
2025	$11.62	$32.76	6,047,642	$154,358,405	1.89%	0.30%	2.00%	20.90%	22.97%
2024	11.54	26.76	6,425,805	138,602,843	1.70%	0.30%	2.00%	2.57%	4.34%
2023	11.17	25.76	7,152,250	151,445,501	2.41%	0.30%	2.00%	17.94%	19.95%
2022	10.54	21.57	8,376,154	150,268,819	1.37%	0.30%	2.00%	(6.63)%	(5.03)%
2021	13.70	22.82	9,674,845	184,263,585	2.59%	0.30%	2.00%	16.77%	18.77%
Franklin Mutual Shares VIP Class 1
2025	$14.79	$14.79	14,099	$208,507	2.28%	0.45%	0.45%	11.31%	11.31%
2024	13.29	13.29	13,747	182,639	2.57%	0.45%	0.45%	10.99%	10.99%
2023	11.97	11.97	13,231	158,370	1.78%	0.45%	0.45%	13.22%	13.22%
05/13/2022 - 12/31/2022	10.57	10.57	5,119	54,124	3.56%	0.45%	0.45%	(0.63)%	(0.63)%
Franklin Rising Dividends VIP Class 1
2025	$10.41	$15.36	295,638	$4,459,094	0.94%	0.35%	0.60%	11.38%	11.55%
2024	13.69	13.77	236,501	3,255,491	1.06%	0.45%	0.60%	10.37%	10.54%
2023	12.41	12.46	131,092	1,631,625	1.02%	0.45%	0.60%	11.72%	11.89%
2022	11.10	11.14	76,816	854,353	1.09%	0.45%	0.60%	(10.88)%	(10.88)%
05/20/2021 - 12/31/2021	12.46	12.46	7,469	93,075	1.10%	0.60%	0.60%	14.94%	14.94%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Franklin Rising Dividends VIP Class 2
2025	$11.44	$39.55	10,017,933	$265,393,803	0.81%	0.30%	2.00%	9.59%	11.47%
2024	12.04	35.51	9,835,922	251,518,829	1.02%	0.30%	2.00%	8.58%	10.45%
2023	11.01	32.18	9,295,964	236,646,176	0.91%	0.30%	2.00%	9.86%	11.74%
2022	10.05	28.83	9,023,367	221,584,639	0.81%	0.30%	2.00%	(12.34)%	(10.84)%
2021	11.37	32.37	9,335,978	264,342,579	0.85%	0.30%	2.00%	24.28%	26.41%
Franklin Small Cap Value VIP Class 1
2025	$10.63	$13.72	107,830	$1,461,717	1.24%	0.40%	0.60%	7.26%	7.42%
2024	12.70	12.77	85,264	1,087,997	1.08%	0.45%	0.60%	11.34%	11.51%
2023	11.40	11.45	24,297	278,139	0.69%	0.45%	0.60%	12.51%	12.51%
01/13/2022 - 12/31/2022	10.18	10.18	13,128	133,630	0.97%	0.45%	0.45%	(11.79)%	(11.79)%
Franklin Small-Mid Cap Growth VIP Class 1
2025	$9.51	$9.72	191,587	$1,832,201	0.00%	0.40%	0.60%	2.09%	2.24%
2024	9.31	9.37	174,418	1,631,850	0.00%	0.45%	0.60%	10.64%	10.81%
2023	8.42	8.46	110,974	936,861	0.00%	0.45%	0.60%	26.56%	26.56%
2022	6.68	6.68	55,186	368,690	0.00%	0.45%	0.45%	(33.82)%	(33.82)%
07/28/2021 - 12/31/2021	10.09	10.09	7,766	78,393	0.00%	0.45%	0.45%	(1.77)%	(1.77)%
Franklin Strategic Income VIP Class 1
2025	$10.32	$10.81	406,658	$4,364,530	4.68%	0.40%	0.60%	6.78%	6.94%
2024	10.05	10.11	206,666	2,086,427	3.45%	0.45%	0.60%	3.70%	3.85%
2023	9.69	9.73	87,273	848,751	2.89%	0.45%	0.60%	7.72%	7.88%
2022	9.00	9.02	33,823	305,048	4.55%	0.45%	0.60%	(10.86)%	(10.86)%
12/30/2021 - 12/31/2021	10.12	10.12	3,442	34,836	0.00%	0.45%	0.45%	0.00%	0.00%
Templeton Foreign VIP Class 1
2025	$13.84	$13.94	61,509	$852,066	1.02%	0.45%	0.60%	28.73%	28.92%
2024	10.75	10.81	9,614	103,868	3.64%	0.45%	0.60%	(1.24)%	(1.24)%
2023	10.95	10.95	13,261	145,184	3.97%	0.45%	0.45%	20.55%	20.55%
2022	9.08	9.08	3,088	28,042	3.37%	0.45%	0.45%	(7.80)%	(7.80)%
10/19/2021 - 12/31/2021	9.85	9.85	3,183	31,348	0.00%	0.45%	0.45%	(4.22)%	(4.22)%
Templeton Global Bond VIP Class 1
2025	$9.42	$9.49	123,869	$1,174,040	0.00%	0.45%	0.60%	15.39%	15.57%
2024	8.16	8.21	44,528	365,618	0.00%	0.45%	0.60%	(11.66)%	(11.53)%
2023	9.24	9.28	41,064	381,085	0.00%	0.45%	0.60%	2.58%	2.73%
2022	9.01	9.04	11,819	106,732	0.00%	0.45%	0.60%	(5.42)%	(5.27)%
06/04/2021 - 12/31/2021	9.53	9.54	6,122	58,358	0.00%	0.45%	0.60%	(3.69)%	(3.69)%
Templeton Global Bond VIP Class 2
2025	$7.48	$11.16	5,582,823	$48,739,572	0.00%	0.30%	2.00%	13.44%	15.38%
2024	6.59	9.76	5,887,141	44,526,795	0.00%	0.30%	2.00%	(13.14)%	(11.64)%
2023	7.59	11.13	6,364,156	54,152,465	0.00%	0.30%	2.00%	0.85%	2.58%
2022	7.52	10.60	7,088,492	58,866,304	0.00%	0.30%	2.00%	(6.83)%	(5.23)%
2021	8.05	11.24	8,116,103	71,643,504	0.00%	0.30%	2.00%	(6.87)%	(5.28)%
Goldman Sachs VIT Large Cap Value Institutional Shares
2025	$15.98	$16.09	69,494	$1,115,483	1.18%	0.45%	0.60%	10.39%	10.39%
2024	14.58	14.58	13,764	200,668	2.48%	0.45%	0.60%	16.39%	16.57%
2023	12.45	12.51	7,883	98,384	1.11%	0.45%	0.60%	12.34%	12.51%
04/06/2022 - 12/31/2022	11.09	11.12	5,265	58,409	2.34%	0.45%	0.60%	(5.35)%	(5.35)%
Goldman Sachs VIT Mid Cap Value Institutional Shares
2025	$14.80	$14.91	50,096	$745,535	1.29%	0.45%	0.60%	8.74%	8.90%
2024	13.61	13.69	37,641	514,386	1.34%	0.45%	0.60%	11.72%	11.89%
2023	12.18	12.23	22,032	269,271	1.18%	0.45%	0.60%	10.92%	10.92%
2022	11.03	11.03	17,620	194,311	0.72%	0.45%	0.45%	(10.39)%	(10.39)%
06/15/2021 - 12/31/2021	12.31	12.31	9,306	114,529	0.95%	0.45%	0.45%	11.09%	11.09%
Goldman Sachs VIT Strategic Growth Institutional Shares
2025	$16.78	$16.90	49,803	$837,650	0.00%	0.45%	0.60%	17.22%	17.39%
2024	14.31	14.40	48,097	689,654	0.00%	0.45%	0.60%	31.57%	31.77%
2023	10.88	10.93	46,179	502,955	0.00%	0.45%	0.60%	41.31%	41.31%
05/13/2022 - 12/31/2022	7.73	7.73	13,477	104,210	0.00%	0.45%	0.45%	(7.21)%	(7.21)%
Goldman Sachs VIT Trend Driven Allocation Institutional Shares
2025	$12.64	$12.64	7,848	$99,209	7.86%	0.45%	0.45%	9.63%	9.63%
2024	11.53	11.53	3,095	35,684	2.59%	0.45%	0.60%	11.37%	11.54%
2023	10.29	10.34	12,842	132,214	1.58%	0.45%	0.60%	15.16%	15.16%
04/14/2022 - 12/31/2022	8.94	8.94	26,381	235,780	0.00%	0.60%	0.60%	(12.14)%	(12.14)%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. American Value Series I
2025	$11.63	$20.80	91,346	$1,769,430	0.53%	0.40%	0.60%	20.28%	20.46%
2024	17.17	17.27	62,793	1,083,738	0.64%	0.45%	0.60%	29.63%	29.82%
2023	13.24	13.30	4,085	54,132	0.67%	0.45%	0.60%	14.91%	14.91%
06/14/2022 - 12/31/2022	11.53	11.53	3,682	42,439	1.45%	0.60%	0.60%	8.86%	8.86%
Invesco V.I. Balanced-Risk Allocation Series I
2025	$10.64	$10.71	52,579	$563,335	11.45%	0.45%	0.60%	8.36%	8.52%
2024	9.82	9.87	32,407	319,935	8.93%	0.45%	0.60%	3.25%	3.41%
2023	9.51	9.55	11,297	107,836	0.00%	0.45%	0.60%	6.16%	6.16%
2022	8.99	8.99	13,320	119,801	16.06%	0.45%	0.45%	(14.74)%	(14.74)%
06/18/2021 - 12/31/2021	10.55	10.55	2,210	23,313	5.92%	0.45%	0.45%	3.27%	3.27%
Invesco V.I. Balanced-Risk Allocation Series II
2025	$9.99	$26.44	14,114,694	$216,672,771	6.55%	0.30%	2.00%	6.54%	8.36%
2024	9.29	24.42	15,956,508	233,511,197	5.73%	0.30%	2.00%	1.50%	3.25%
2023	9.06	23.68	17,549,263	258,104,658	0.00%	0.30%	2.00%	4.30%	6.08%
2022	8.94	22.34	20,395,509	295,319,915	7.59%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.60	26.24	17,862,609	314,671,401	2.97%	0.30%	2.00%	7.10%	8.93%
Invesco V.I. Discovery Mid Cap Growth Series I
2025	$10.81	$10.89	24,042	$261,800	0.00%	0.45%	0.60%	4.16%	4.32%
2024	10.38	10.44	19,269	201,145	0.00%	0.45%	0.60%	23.48%	23.67%
2023	8.41	8.44	12,491	105,376	0.00%	0.45%	0.60%	12.48%	12.64%
2022	7.48	7.50	11,622	87,060	0.00%	0.45%	0.60%	(31.39)%	(31.29)%
06/04/2021 - 12/31/2021	10.90	10.91	2,858	31,140	0.00%	0.45%	0.60%	14.35%	14.35%
Invesco V.I. Equity and Income Series II
2025	$11.52	$22.64	3,440,019	$64,382,025	1.87%	0.30%	2.00%	10.29%	12.18%
2024	11.33	20.20	3,589,728	62,118,270	1.63%	0.30%	2.00%	9.68%	11.57%
2023	10.23	18.13	3,357,286	54,317,104	1.70%	0.30%	2.00%	8.06%	9.91%
2022	10.40	16.51	3,539,176	54,004,557	1.43%	0.30%	2.00%	(9.54)%	(7.99)%
2021	14.20	17.96	3,608,905	60,323,270	1.63%	0.30%	2.00%	16.01%	18.00%
Invesco V.I. EQV International Equity Series I
2025	$10.52	$11.14	8,614	$93,267	0.55%	0.40%	0.45%	15.98%	15.98%
2024	9.61	9.61	50,600	486,040	2.81%	0.45%	0.45%	0.16%	0.16%
05/26/2023 - 12/31/2023	9.59	9.59	1,129	10,824	0.41%	0.45%	0.45%	6.73%	6.73%
08/15/2022 - 09/16/2022	7.71	7.71	-	-	0.00%	0.45%	0.45%	(8.89)%	(8.89)%
Invesco V.I. Global Real Estate Series II
2025	$8.95	$12.29	818,224	$8,529,169	1.78%	0.30%	1.95%	5.53%	7.29%
2024	8.40	11.46	844,377	8,266,234	2.36%	0.30%	1.95%	(4.01)%	(2.40)%
2023	8.70	11.74	873,695	8,824,831	1.25%	0.30%	1.95%	6.73%	8.50%
2022	8.07	10.82	852,966	8,005,072	2.63%	0.30%	2.00%	(26.62)%	(25.37)%
2021	10.88	14.50	817,251	10,349,102	2.67%	0.30%	2.00%	22.96%	25.07%
Invesco V.I. Global Series II
2025	$12.02	$27.26	1,269,516	$25,990,186	0.00%	0.30%	2.00%	12.74%	14.67%
2024	10.81	23.77	1,244,494	23,950,774	0.00%	0.30%	2.00%	13.48%	15.43%
2023	9.46	20.59	1,326,401	23,747,073	0.00%	0.30%	2.00%	31.79%	34.04%
2022	9.74	15.36	1,274,354	17,645,552	0.00%	0.30%	2.00%	(33.28)%	(32.14)%
2021	19.46	22.64	1,320,434	27,219,534	0.00%	0.30%	2.00%	12.89%	14.83%
Invesco V.I. International Growth Series I
2025	$10.37	$10.48	25,005	$261,569	0.37%	0.40%	0.60%	15.63%	15.80%
2024	9.00	9.05	16,495	149,213	0.98%	0.45%	0.60%	(2.11)%	(2.11)%
2023	9.25	9.25	1,821	16,843	0.61%	0.45%	0.45%	20.52%	20.52%
2022	7.67	7.67	1,821	13,976	0.00%	0.45%	0.45%	(27.46)%	(27.46)%
09/14/2021 - 12/31/2021	10.58	10.58	1,831	19,372	0.00%	0.45%	0.45%	(4.10)%	(4.10)%
Invesco V.I. International Growth Series II
2025	$9.65	$17.31	1,401,562	$20,394,930	0.06%	0.30%	2.00%	13.24%	15.18%
2024	8.56	15.03	1,605,246	20,609,419	0.37%	0.30%	2.00%	(3.77)%	(2.11)%
2023	8.83	15.35	1,494,252	20,059,700	0.31%	0.30%	2.00%	18.26%	20.28%
2022	7.39	12.76	1,501,782	16,951,821	0.00%	0.30%	2.00%	(28.61)%	(27.38)%
2021	10.24	17.57	1,482,842	23,274,851	0.00%	0.30%	2.00%	7.94%	9.79%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest

Invesco V.I. Main Street Small Cap Fund Series I
2025	$10.53	$12.98	115,128	$1,452,279	0.50%	0.35%	0.60%	8.05%	8.21%
2024	11.93	12.00	95,710	1,145,407	0.00%	0.45%	0.60%	12.01%	12.18%
2023	10.65	10.69	46,772	499,573	1.25%	0.45%	0.60%	17.42%	17.60%
2022	9.07	9.09	82,118	745,324	1.09%	0.45%	0.60%	(16.34)%	(16.21)%
08/12/2021 - 12/31/2021	10.84	10.85	5,823	63,182	1.00%	0.45%	0.60%	4.05%	4.05%
Invesco V.I. S&P 500 Buffer - December Series I
2025	$13.28	$13.36	55,753	$744,530	0.00%	0.45%	0.60%	12.02%	12.02%
2024	11.92	11.92	45,479	542,216	0.00%	0.45%	0.45%	13.53%	13.53%
05/24/2023 - 12/31/2023	10.50	10.50	33,148	348,103	0.00%	0.45%	0.45%	10.97%	10.97%
Invesco V.I. S&P 500 Buffer - December Series II
2025	$12.59	$14.94	3,368,154	$47,415,678	0.00%	0.30%	1.70%	10.47%	12.03%
2024	11.40	13.43	2,514,209	30,764,090	0.00%	0.30%	1.70%	11.80%	13.38%
2023	10.20	11.91	1,668,898	17,773,119	0.00%	0.30%	1.70%	17.19%	18.60%
01/03/2022 - 12/31/2022	8.74	10.12	939,885	8,251,270	0.00%	0.30%	1.50%	(12.39)%	(11.61)%
Invesco V.I. S&P 500 Buffer - June Series I
2025	$10.58	$15.44	114,030	$1,739,957	0.00%	0.40%	0.60%	13.14%	13.14%
2024	13.65	13.65	106,914	1,459,228	0.00%	0.45%	0.45%	13.52%	13.52%
04/27/2023 - 12/31/2023	12.02	12.02	124,235	1,493,696	0.00%	0.45%	0.45%	12.44%	12.44%
Invesco V.I. S&P 500 Buffer - June Series II
2025	$14.70	$15.38	3,615,919	$53,881,817	0.00%	0.30%	1.60%	11.55%	13.01%
2024	13.17	13.61	2,999,214	39,903,788	0.00%	0.30%	1.60%	11.94%	13.42%
2023	11.75	12.00	2,160,557	25,579,226	0.00%	0.30%	1.60%	17.18%	17.65%
07/01/2022 - 12/31/2022	10.04	10.07	824,362	8,302,382	0.00%	1.10%	1.50%	0.59%	0.74%
Invesco V.I. S&P 500 Buffer - March Series I
2025	$13.21	$13.28	14,326	$190,183	0.00%	0.45%	0.60%	7.15%	7.15%
03/14/2024 - 12/31/2024	12.40	12.40	5,470	67,797	0.00%	0.45%	0.45%	10.11%	10.11%
Invesco V.I. S&P 500 Buffer - March Series II
2025	$12.59	$14.43	2,989,087	$41,286,818	0.00%	0.30%	1.60%	5.55%	6.93%
2024	11.93	13.59	2,312,963	29,661,224	0.00%	0.30%	1.60%	11.25%	12.71%
2023	10.72	12.13	1,383,642	15,335,276	0.00%	0.30%	1.80%	18.35%	19.89%
04/01/2022 - 12/31/2022	9.06	10.19	1,014,794	9,222,347	0.00%	0.30%	1.60%	(9.38)%	(8.50)%
Invesco V.I. S&P 500 Buffer - September Series I
2025	$10.64	$13.91	108,979	$1,376,914	0.00%	0.35%	0.60%	12.10%	12.27%
2024	12.33	12.39	38,039	470,980	0.00%	0.45%	0.60%	9.77%	9.94%
2023	11.23	11.27	36,956	416,257	0.00%	0.45%	0.60%	19.66%	19.66%
2022	9.42	9.42	40,765	383,911	0.00%	0.45%	0.45%	(9.94)%	(9.94)%
11/11/2021 - 12/31/2021	10.46	10.46	1,769	18,496	0.00%	0.45%	0.45%	1.12%	1.12%
Invesco V.I. S&P 500 Buffer - September Series II
2025	$13.06	$14.64	4,809,256	$67,978,984	0.00%	0.30%	1.70%	10.73%	12.29%
2024	11.80	13.13	3,993,367	50,136,166	0.00%	0.30%	1.70%	8.15%	9.69%
2023	10.91	12.04	2,789,195	31,901,756	0.00%	0.30%	1.70%	18.03%	19.69%
2022	9.24	10.14	1,329,890	12,496,155	0.00%	0.30%	1.70%	(11.17)%	(10.01)%
10/07/2021 - 12/31/2021	10.42	10.45	412,435	4,300,797	0.00%	0.30%	1.60%	3.78%	3.78%
Invesco V.I. Technology Series I
2025	$14.66	$14.77	222,322	$3,274,183	0.00%	0.45%	0.60%	19.75%	19.93%
2024	12.24	12.31	168,270	2,066,317	0.00%	0.45%	0.60%	33.46%	33.66%
2023	9.17	9.21	104,684	961,681	0.00%	0.45%	0.60%	46.07%	46.29%
2022	6.28	6.30	82,946	521,325	0.00%	0.45%	0.60%	(40.31)%	(40.22)%
06/22/2021 - 12/31/2021	10.52	10.53	13,090	137,846	0.00%	0.45%	0.60%	3.85%	3.85%
Janus Henderson Balanced Institutional Shares
2025	$14.37	$14.48	387,127	$5,605,441	2.09%	0.45%	0.60%	14.59%	14.59%
2024	12.64	12.64	329,739	4,166,859	2.46%	0.45%	0.60%	14.91%	14.91%
2023	11.00	11.00	190,949	2,099,978	1.73%	0.45%	0.60%	14.90%	14.90%
2022	9.57	9.57	241,281	2,309,472	1.30%	0.45%	0.45%	(16.78)%	(16.78)%
04/08/2021 - 12/31/2021	11.50	11.50	162,862	1,873,093	1.46%	0.45%	0.45%	12.00%	12.00%
Janus Henderson Balanced Service Shares
2025	$11.58	$31.25	307,235,528	$6,188,956,464	1.69%	0.30%	2.00%	12.55%	14.48%
2024	11.66	27.32	324,963,518	6,122,591,611	1.75%	0.30%	2.00%	12.85%	14.80%
2023	10.26	23.82	324,018,449	5,680,990,250	1.80%	0.30%	2.00%	12.86%	14.79%
2022	9.08	20.78	308,691,102	5,038,948,579	1.10%	0.30%	2.00%	(18.27)%	(16.87)%
2021	11.00	25.02	278,642,992	5,810,489,351	0.69%	0.30%	2.00%	14.59%	16.56%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Janus Henderson Enterprise Institutional Shares
2025	$10.28	$13.60	182,100	$2,414,202	0.20%	0.35%	0.60%	7.03%	7.19%
2024	12.61	12.69	147,201	1,861,052	0.76%	0.45%	0.60%	14.91%	15.08%
2023	10.98	11.02	82,889	910,760	0.18%	0.45%	0.60%	17.37%	17.54%
2022	9.35	9.38	64,087	599,707	0.02%	0.45%	0.60%	(16.32)%	(16.32)%
11/10/2021 - 12/31/2021	11.21	11.21	1,063	11,914	0.00%	0.45%	0.45%	0.29%	0.29%
Janus Henderson Flexible Bond Service Shares
2025	$9.51	$11.91	3,078,881	$33,496,312	4.46%	0.30%	2.00%	5.10%	6.90%
2024	8.97	11.15	3,289,500	33,715,099	4.37%	0.30%	2.00%	(0.40)%	1.32%
2023	9.44	11.02	3,104,567	31,472,054	3.64%	0.30%	2.00%	3.21%	4.98%
2022	9.15	10.51	3,071,967	29,944,473	1.98%	0.30%	2.00%	(15.60)%	(14.16)%
2021	10.84	12.25	3,371,293	38,644,273	1.62%	0.30%	2.00%	(3.07)%	(1.41)%
LVIP American Century Inflation Protection Standard Class II
2025	$10.20	$10.81	73,732	$790,207	10.74%	0.35%	0.60%	5.97%	6.12%
01/26/2024 - 12/31/2024	10.16	10.19	33,870	345,046	8.71%	0.45%	0.60%	2.15%	2.15%
LVIP American Century Mid Cap Value Standard Class II
2025	$14.25	$14.36	39,007	$558,795	2.02%	0.45%	0.60%	8.34%	8.51%
2024	13.15	13.23	41,254	544,939	2.37%	0.45%	0.60%	8.07%	8.24%
2023	12.17	12.22	61,926	756,355	2.59%	0.45%	0.60%	5.50%	5.66%
06/14/2022 - 12/31/2022	11.54	11.57	15,076	174,265	2.97%	0.45%	0.60%	6.36%	6.36%
LVIP American Century Mid Cap Value Service Class
2025	$12.08	$32.61	3,690,461	$84,313,702	1.60%	0.30%	2.00%	6.68%	8.50%
2024	11.25	30.08	3,981,983	87,363,926	2.26%	0.30%	2.00%	6.36%	8.20%
2023	10.51	27.83	4,473,802	95,195,789	2.17%	0.30%	2.00%	3.93%	5.71%
2022	10.05	26.36	4,624,001	100,582,036	2.11%	0.30%	2.00%	(3.33)%	(1.68)%
2021	14.09	26.83	4,497,905	101,993,283	1.04%	0.30%	2.00%	20.58%	22.65%
LVIP JPMorgan Core Bond Standard Class
2025	$9.76	$15.55	495,769	$4,964,203	4.21%	0.35%	1.60%	5.70%	6.92%
2024	9.15	14.69	355,939	3,329,569	5.98%	0.45%	1.60%	0.10%	1.26%
2023	9.05	14.64	197,864	1,862,465	4.28%	0.45%	1.60%	4.23%	5.43%
2022	8.62	14.02	12,696	172,918	1.92%	0.45%	1.60%	(13.96)%	(12.97)%
2021	9.90	16.26	10,896	173,997	1.86%	0.45%	1.60%	(2.92)%	(2.73)%
LVIP JPMorgan Mid Cap Value Standard Class
2025	$10.23	$45.71	30,751	$471,675	1.20%	0.35%	1.60%	3.05%	4.25%
2024	13.97	44.27	7,921	190,748	1.42%	0.45%	1.60%	12.46%	13.77%
2023	12.28	39.28	7,211	165,714	3.39%	0.45%	1.60%	9.16%	10.25%
2022	11.09	35.91	41,765	540,121	0.66%	0.60%	1.60%	(9.61)%	(9.43)%
2021	38.29	39.66	3,136	123,458	0.90%	1.40%	1.60%	27.82%	28.08%
LVIP JPMorgan U.S. Equity Standard Class
2025	$74.59	$74.59	302	$22,495	0.37%	1.40%	1.40%	12.95%	12.95%
2024	66.04	66.04	801	52,926	0.48%	1.40%	1.40%	22.25%	22.25%
2023	54.02	54.02	307	16,608	1.58%	1.40%	1.40%	25.40%	25.40%
2022	43.07	43.07	311	13,375	0.37%	1.40%	1.40%	(19.82)%	(19.82)%
2021	53.72	53.72	558	29,969	0.73%	1.40%	1.40%	27.54%	27.54%
Western Asset Core Plus VIT Class I
2025	$9.13	$9.20	158,164	$1,452,724	4.40%	0.45%	0.60%	7.10%	7.26%
2024	8.53	8.58	213,275	1,827,417	5.90%	0.45%	0.60%	(1.02)%	(0.87)%
2023	8.62	8.65	265,541	2,295,621	4.46%	0.45%	0.60%	6.18%	6.34%
2022	8.11	8.14	171,475	1,394,708	2.79%	0.45%	0.60%	(17.72)%	(17.60)%
06/04/2021 - 12/31/2021	9.86	9.87	61,519	607,169	10.03%	0.45%	0.60%	(0.06)%	(0.06)%
Lord Abbett Bond Debenture Class VC
2025	$10.19	$16.67	10,807,749	$155,210,095	6.07%	0.30%	2.00%	6.18%	8.00%
2024	9.54	15.45	10,612,363	144,164,162	5.70%	0.30%	2.00%	4.59%	6.40%
2023	9.13	14.53	10,279,424	134,164,607	5.02%	0.30%	2.00%	4.45%	6.23%
2022	8.66	13.69	10,968,206	136,204,893	4.33%	0.30%	2.00%	(14.53)%	(13.06)%
2021	10.04	15.77	11,553,854	166,063,844	3.36%	0.30%	2.00%	1.23%	2.97%
Lord Abbett Total Return Class VC
2025	$9.67	$14.02	18,025,567	$221,455,181	4.59%	0.30%	2.00%	5.06%	6.86%
2024	9.12	13.18	19,541,659	226,315,028	4.59%	0.30%	2.00%	0.61%	2.35%
2023	9.56	12.94	20,613,511	235,139,872	4.28%	0.30%	2.00%	4.24%	6.02%
2022	9.17	12.26	21,830,030	236,571,067	3.19%	0.30%	2.00%	(15.75)%	(14.30)%
2021	10.88	14.37	23,613,019	300,017,160	1.92%	0.30%	2.00%	(2.22)%	(0.54)%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
MFS International Growth - Initial Class
2025	$10.45	$13.33	203,007	$2,622,089	0.87%	0.35%	0.60%	20.39%	20.57%
2024	10.99	11.05	162,555	1,793,533	1.05%	0.45%	0.60%	8.35%	8.51%
2023	10.14	10.19	129,308	1,315,091	1.13%	0.45%	0.60%	14.03%	14.20%
2022	8.89	8.92	89,358	795,857	0.62%	0.45%	0.60%	(15.46)%	(15.34)%
06/28/2021 - 12/31/2021	10.52	10.54	50,476	531,144	0.70%	0.45%	0.60%	0.39%	0.39%
MFS Massachusetts Investors Growth Stock - Service Class
2025	$30.99	$33.60	2,012,695	$67,202,364	0.02%	0.75%	1.50%	7.97%	8.79%
2024	28.70	30.88	2,235,969	68,671,195	0.13%	0.75%	1.50%	14.24%	15.11%
2023	25.12	26.83	2,630,371	70,219,608	0.05%	0.75%	1.50%	21.87%	22.78%
2022	20.61	21.85	3,071,316	66,826,527	0.00%	0.75%	1.50%	(20.64)%	(20.05)%
2021	25.98	27.33	3,191,183	86,898,259	0.03%	0.75%	1.50%	23.79%	24.72%
MFS New Discovery Series - Initial Class
2025	$8.69	$10.73	177,166	$1,588,712	0.00%	0.35%	0.60%	12.29%	12.45%
2024	7.74	7.79	144,132	1,120,063	0.00%	0.45%	0.60%	6.08%	6.24%
2023	7.30	7.33	112,894	825,853	0.00%	0.45%	0.60%	13.73%	13.90%
2022	6.42	6.44	83,316	535,322	0.00%	0.45%	0.60%	(30.18)%	(30.07)%
06/04/2021 - 12/31/2021	9.19	9.20	51,616	474,580	0.00%	0.45%	0.60%	(2.60)%	(2.60)%
MFS Total Return Series - Service Class
2025	$11.56	$26.10	22,549,481	$419,621,704	2.52%	0.30%	2.00%	8.72%	10.58%
2024	10.56	23.62	24,380,460	427,843,862	2.29%	0.30%	2.00%	5.32%	7.14%
2023	9.96	22.07	25,902,580	441,992,922	1.83%	0.30%	2.00%	8.04%	9.89%
2022	9.22	20.10	26,167,176	427,543,562	1.49%	0.30%	2.00%	(11.62)%	(10.11)%
2021	11.06	22.39	25,716,660	487,383,226	1.63%	0.30%	2.00%	11.58%	13.49%
MFS Utilities Series - Initial Class
2025	$13.99	$14.10	84,436	$1,189,554	2.96%	0.45%	0.60%	14.32%	14.49%
2024	12.24	12.31	73,435	903,771	2.32%	0.45%	0.60%	10.99%	11.16%
2023	11.03	11.08	24,318	269,046	4.01%	0.45%	0.60%	(2.69)%	(2.55)%
2022	11.33	11.37	14,917	169,207	2.39%	0.45%	0.60%	0.15%	0.30%
05/27/2021 - 12/31/2021	11.32	11.33	3,473	39,321	3.21%	0.45%	0.60%	9.35%	9.35%
MFS Utilities Series - Service Class
2025	$10.92	$25.97	3,238,853	$60,081,527	2.72%	0.30%	2.00%	12.49%	14.41%
2024	9.64	22.72	3,227,228	56,285,784	2.07%	0.30%	2.00%	9.13%	11.01%
2023	10.03	20.49	3,418,861	56,800,402	3.24%	0.30%	2.00%	(4.26)%	(2.62)%
2022	10.42	21.06	3,834,938	68,766,145	2.33%	0.30%	2.00%	(1.51)%	0.18%
2021	16.71	21.05	3,442,435	62,595,733	1.55%	0.30%	2.00%	11.57%	13.48%
MFS Value Series - Initial Class
2025	$15.20	$15.31	79,566	$1,217,492	1.79%	0.45%	0.60%	12.34%	12.51%
2024	13.53	13.61	105,332	1,431,687	1.49%	0.45%	0.60%	10.94%	11.11%
2023	12.19	12.25	74,855	915,486	1.03%	0.45%	0.60%	7.29%	7.45%
2022	11.36	11.40	10,879	123,945	1.58%	0.45%	0.60%	(6.47)%	(6.33)%
06/01/2021 - 12/31/2021	12.15	12.17	1,860	22,607	2.30%	0.45%	0.60%	7.65%	7.65%
MFS Value Series - Service Class
2025	$34.30	$44.88	1,940,023	$75,452,042	1.39%	0.75%	1.50%	11.09%	11.92%
2024	30.88	40.10	2,106,819	73,284,672	1.44%	0.75%	1.50%	9.69%	10.52%
2023	28.15	36.29	2,380,558	75,049,284	1.41%	0.75%	1.50%	6.04%	6.83%
2022	26.55	33.97	2,587,909	76,443,736	1.15%	0.75%	1.50%	(7.54)%	(6.84)%
2021	28.71	36.46	2,845,409	90,326,492	1.14%	0.75%	1.50%	23.29%	24.22%
Nomura VIP Asset Strategy Series Service Class
2025	$11.33	$21.50	4,699,050	$67,998,879	1.36%	0.30%	2.00%	14.35%	16.31%
2024	10.78	18.48	3,954,786	51,136,545	2.15%	0.30%	2.00%	10.20%	12.10%
2023	9.72	16.49	2,651,983	30,804,520	2.46%	0.30%	2.00%	11.69%	13.60%
2022	8.88	14.51	1,803,794	19,255,483	1.77%	0.30%	2.00%	(16.43)%	(14.99)%
2021	10.55	17.08	1,508,099	19,824,061	1.81%	0.30%	2.00%	8.26%	10.11%
Nomura VIP Energy Series Service Class
2025	$6.75	$16.47	5,017,992	$42,667,642	1.01%	0.30%	2.00%	9.67%	11.55%
2024	6.16	14.86	5,646,700	41,230,949	2.94%	0.30%	2.00%	(7.48)%	(5.88)%
2023	6.65	15.89	6,484,444	47,606,539	3.05%	0.30%	2.00%	1.96%	3.70%
2022	6.52	11.77	8,944,575	62,286,813	2.92%	0.30%	2.00%	47.50%	50.02%
2021	4.42	5.43	7,973,963	37,055,143	1.65%	0.30%	2.00%	39.19%	41.57%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
TOPS Aggressive Growth ETF Class 1
2025	$14.41	$14.52	40,086	$581,011	1.35%	0.45%	0.60%	18.46%	18.63%
2024	12.16	12.24	46,301	565,950	1.57%	0.45%	0.60%	11.70%	11.70%
2023	10.95	10.95	38,921	426,330	3.65%	0.45%	0.45%	17.24%	17.24%
01/05/2022 - 12/31/2022	9.34	9.34	452	4,222	0.14%	0.45%	0.45%	(15.26)%	(15.26)%
TOPS Balanced ETF Class 1
2025	$12.57	$12.57	26,187	$329,211	2.31%	0.45%	0.60%	12.49%	12.66%
2024	11.09	11.16	14,240	158,590	2.15%	0.45%	0.60%	6.40%	6.56%
2023	10.43	10.47	14,402	150,593	1.66%	0.45%	0.60%	11.09%	11.25%
2022	9.39	9.41	21,162	199,059	2.92%	0.45%	0.60%	(11.52)%	(11.52)%
11/10/2021 - 12/31/2021	10.61	10.61	5,092	54,014	0.00%	0.60%	0.60%	0.25%	0.25%
TOPS Conservative ETF Class 1
2025	$12.05	$12.05	25,865	$311,586	2.90%	0.45%	0.45%	9.90%	9.90%
2024	10.96	10.96	30,230	331,376	2.85%	0.45%	0.45%	5.74%	5.74%
2023	10.37	10.37	25,996	269,486	2.12%	0.45%	0.45%	8.99%	8.99%
03/25/2022 - 12/31/2022	9.51	9.51	33,232	316,097	1.79%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Growth ETF Class 1
2025	$14.04	$14.14	88,364	$1,248,257	1.80%	0.45%	0.60%	17.60%	17.78%
2024	11.94	12.01	62,875	753,976	1.60%	0.45%	0.60%	10.42%	10.59%
2023	10.81	10.86	44,017	477,731	2.81%	0.45%	0.60%	15.71%	15.89%
2022	9.34	9.37	18,405	172,321	0.74%	0.45%	0.60%	(15.06)%	(14.94)%
02/19/2021 - 12/31/2021	11.00	11.02	23,646	260,159	0.79%	0.45%	0.60%	9.87%	9.87%
TOPS Managed Risk Balanced ETF Class 1
2025	$11.62	$11.62	85,242	$990,848	3.12%	0.45%	0.45%	8.86%	8.86%
2024	10.68	10.68	61,070	652,118	2.96%	0.45%	0.45%	5.90%	5.90%
06/20/2023 - 12/31/2023	10.08	10.08	61,521	620,318	1.09%	0.45%	0.45%	4.83%	4.83%
TOPS Managed Risk Growth ETF Class 1
2025	$12.17	$12.26	60,963	$745,393	2.46%	0.45%	0.60%	11.28%	11.45%
2024	10.93	11.00	59,657	654,788	3.87%	0.45%	0.60%	7.35%	7.51%
2023	10.19	10.23	22,183	225,994	0.22%	0.45%	0.60%	10.87%	10.87%
04/22/2022 - 12/31/2022	9.23	9.23	931	8,594	13.74%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Managed Risk Moderate Growth ETF Class 1
2025	$11.93	$11.93	22,784	$271,853	2.99%	0.45%	0.45%	10.09%	10.09%
04/12/2024 - 12/31/2024	10.84	10.84	22,850	247,648	4.35%	0.45%	0.45%	5.70%	5.70%
TOPS Moderate Growth ETF Class 1
2025	$13.28	$13.28	6,873	$91,287	2.03%	0.45%	0.45%	14.98%	14.98%
2024	11.55	11.55	6,880	79,476	2.46%	0.45%	0.45%	8.50%	8.50%
2023	10.65	10.65	1,416	15,078	3.20%	0.45%	0.45%	13.30%	13.30%
09/20/2022 - 12/31/2022	9.40	9.40	5,675	53,328	6.09%	0.45%	0.45%	2.03%	2.03%
PIMCO CommodityRealReturn Strategy - Advisor Class
2025	$7.39	$15.89	2,281,057	$21,487,064	2.84%	0.30%	2.00%	16.31%	18.31%
2024	6.35	13.44	2,168,885	16,832,591	2.02%	0.30%	2.00%	1.90%	3.65%
2023	6.23	12.96	2,497,590	18,765,460	16.73%	0.30%	2.00%	(9.75)%	(8.21)%
2022	6.91	14.12	3,924,178	31,714,469	22.33%	0.30%	2.00%	6.52%	8.34%
2021	6.49	13.03	2,992,278	22,232,847	4.15%	0.30%	2.00%	30.48%	32.71%
PIMCO Emerging Markets Bond - Institutional Class
2025	$11.15	$11.23	37,103	$416,326	7.05%	0.45%	0.60%	14.50%	14.67%
2024	9.74	9.79	39,082	382,510	6.70%	0.45%	0.60%	7.07%	7.23%
2023	9.09	9.13	19,653	179,405	5.79%	0.45%	0.60%	10.65%	10.81%
2022	8.22	8.24	34,412	283,162	5.08%	0.45%	0.60%	(16.01)%	(15.89)%
05/27/2021 - 12/31/2021	9.79	9.80	16,290	159,513	4.84%	0.45%	0.60%	(1.26)%	(1.26)%
PIMCO Income - Advisor Class
2025	$10.67	$13.01	7,694,276	$94,963,526	5.07%	0.30%	1.85%	8.08%	9.77%
2024	10.19	11.85	6,402,790	72,579,509	5.77%	0.30%	2.00%	3.22%	5.00%
2023	9.78	11.28	3,902,504	42,536,033	5.23%	0.30%	2.00%	6.02%	7.84%
2022	9.14	10.46	1,966,152	20,110,768	3.70%	0.30%	2.00%	(9.61)%	(8.07)%
2021	10.01	11.38	1,783,521	20,022,762	2.84%	0.30%	2.00%	0.03%	1.59%
PIMCO Long-Term U.S. Government - Institutional Class
2025	$7.24	$7.29	114,400	$833,388	3.41%	0.45%	0.60%	5.83%	5.99%
2024	6.84	6.88	134,465	924,599	2.92%	0.45%	0.60%	(6.44)%	(6.30)%
2023	7.31	7.34	71,317	523,705	2.55%	0.45%	0.60%	3.52%	3.67%
01/28/2022 - 12/31/2022	7.06	7.08	29,262	207,220	2.31%	0.45%	0.60%	(26.73)%	(26.73)%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
PIMCO Low Duration - Institutional Class
2025	$10.24	$10.65	705,966	$7,498,721	4.09%	0.40%	0.60%	5.05%	5.21%
2024	10.06	10.12	533,389	5,387,017	4.14%	0.45%	0.60%	4.03%	4.19%
2023	9.67	9.71	366,555	3,553,512	3.86%	0.45%	0.60%	4.51%	4.66%
2022	9.25	9.28	77,215	716,581	2.16%	0.45%	0.60%	(5.98)%	(5.98)%
08/31/2021 - 12/31/2021	9.87	9.87	4,367	43,104	0.83%	0.45%	0.45%	(0.94)%	(0.94)%
PIMCO Total Return - Institutional Class
2025	$9.86	$10.48	1,142,819	$11,385,918	4.25%	0.40%	0.60%	8.42%	8.58%
2024	9.09	9.15	652,893	5,965,341	4.21%	0.45%	0.60%	2.07%	2.23%
2023	8.91	8.95	280,745	2,508,371	3.73%	0.45%	0.60%	5.46%	5.62%
2022	8.45	8.47	176,640	1,495,415	3.20%	0.45%	0.60%	(14.62)%	(14.49)%
06/04/2021 - 12/31/2021	9.89	9.91	11,473	113,523	2.04%	0.45%	0.60%	0.17%	0.17%
Schwab Government Money Market (6)
2025
2024
01/06/2023 - 02/06/2023	$10.07	$10.07	-	$-	4.03%	0.60%	0.60%	0.27%	0.27%
2022
06/09/2021 - 07/09/2021	9.98	9.98	-	-	0.01%	0.60%	0.60%	(0.05)%	(0.05)%
Schwab S&P 500 Index
2025	$10.90	$18.37	11,653,840	$177,298,262	0.95%	0.35%	0.65%	17.12%	17.30%
2024	15.57	15.66	4,311,685	67,477,754	1.40%	0.45%	0.60%	24.20%	24.39%
2023	12.53	12.59	3,146,732	39,591,138	1.34%	0.45%	0.60%	25.47%	25.66%
2022	9.99	10.02	1,978,924	19,818,575	1.37%	0.45%	0.60%	(18.60)%	(18.48)%
04/15/2021 - 12/31/2021	12.27	12.29	646,971	7,947,848	1.05%	0.45%	0.60%	15.04%	15.04%
Schwab VIT Balanced
2025	$11.12	$17.81	3,293,235	$56,807,992	2.31%	0.35%	1.00%	11.73%	12.18%
2024	13.63	15.88	3,399,213	53,683,595	2.28%	0.60%	1.00%	6.78%	7.21%
2023	12.77	14.81	4,005,593	59,055,843	1.87%	0.60%	1.00%	10.85%	11.29%
2022	11.52	13.31	4,329,481	57,333,835	1.55%	0.60%	1.00%	(15.56)%	(15.22)%
2021	13.64	15.70	4,750,975	74,263,716	1.32%	0.60%	1.00%	7.11%	7.54%
Schwab VIT Balanced with Growth
2025	$11.43	$21.85	6,646,298	$139,881,013	2.19%	0.35%	1.00%	14.45%	14.91%
2024	15.61	19.01	7,113,553	132,588,958	2.07%	0.60%	1.00%	8.88%	9.32%
2023	14.34	17.39	7,756,448	132,414,291	1.65%	0.60%	1.00%	13.72%	14.17%
2022	12.61	15.23	8,399,508	125,849,734	1.63%	0.60%	1.00%	(16.84)%	(16.51)%
2021	15.16	18.25	8,750,082	157,164,117	1.34%	0.60%	1.00%	10.31%	10.76%
Schwab VIT Growth
2025	$11.72	$26.37	6,134,878	$158,681,757	1.94%	0.35%	1.00%	17.06%	17.53%
2024	17.50	22.44	6,589,384	146,109,152	1.91%	0.60%	1.00%	10.66%	11.10%
2023	15.82	20.20	7,456,726	148,945,282	1.55%	0.60%	1.00%	16.36%	16.82%
2022	13.59	17.29	8,001,432	136,930,457	1.69%	0.60%	1.00%	(18.06)%	(17.74)%
2021	16.59	21.01	8,380,425	174,453,014	1.31%	0.60%	1.00%	13.53%	13.98%
State Street Total Return V.I.S. Class 3
2025	$20.05	$24.17	1,011,466	$23,147,150	2.15%	0.75%	1.50%	13.76%	14.62%
2024	17.62	21.09	1,145,422	22,881,334	0.89%	0.30%	2.00%	8.85%	10.72%
2023	9.70	25.67	16,058,952	284,407,551	2.01%	0.30%	2.00%	12.93%	14.86%
2022	9.00	22.37	17,034,547	273,070,007	0.39%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.95	26.97	19,124,200	378,586,903	1.78%	0.30%	2.00%	10.96%	12.86%
T. Rowe Price Blue Chip Growth - I
2025	$10.82	$16.13	241,071	$3,759,857	0.00%	0.40%	0.60%	18.03%	18.20%
2024	13.56	13.64	178,903	2,436,306	0.00%	0.45%	0.60%	34.70%	34.90%
2023	10.07	10.11	171,232	1,730,253	0.00%	0.45%	0.60%	48.40%	48.62%
2022	6.79	6.80	129,871	882,973	0.00%	0.45%	0.60%	(38.87)%	(38.78)%
05/20/2021 - 12/31/2021	11.10	11.11	5,658	62,832	0.00%	0.45%	0.60%	11.93%	11.93%
T. Rowe Price Equity Income - I
2025	$10.72	$15.77	103,597	$1,624,542	1.72%	0.40%	0.60%	13.68%	13.85%
2024	13.77	13.85	68,796	951,791	1.96%	0.45%	0.60%	11.03%	11.20%
2023	12.40	12.46	39,785	495,295	2.22%	0.45%	0.60%	8.89%	9.05%
2022	11.39	11.42	25,404	289,969	2.13%	0.45%	0.60%	(3.92)%	(3.78)%
05/27/2021 - 12/31/2021	11.85	11.87	9,815	116,412	1.92%	0.45%	0.60%	3.12%	3.12%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
T. Rowe Price Health Sciences - I
2025	$11.10	$11.18	129,414	$1,444,320	0.00%	0.45%	0.60%	17.40%	17.57%
2024	9.45	9.51	122,255	1,160,549	0.00%	0.45%	0.60%	1.04%	1.20%
2023	9.36	9.40	64,409	603,898	0.00%	0.45%	0.60%	2.35%	2.50%
2022	9.14	9.17	48,604	444,836	0.00%	0.45%	0.60%	(13.00)%	(12.87)%
05/20/2021 - 12/31/2021	10.51	10.52	27,656	290,718	0.00%	0.45%	0.60%	9.95%	9.95%
VanEck VIP Global Resources Class S
2025	$9.66	$14.33	2,489,403	$29,121,111	2.32%	0.30%	2.00%	33.48%	35.76%
2024	7.23	10.55	2,194,540	18,765,928	2.41%	0.30%	2.00%	(5.02)%	(3.38)%
2023	7.62	10.92	2,415,176	21,306,663	2.48%	0.30%	2.00%	(5.74)%	(4.12)%
2022	8.08	11.39	3,035,536	27,805,678	1.58%	0.30%	2.00%	5.99%	7.80%
2021	7.62	10.57	2,542,123	21,787,494	0.31%	0.30%	2.00%	16.33%	18.32%
Vanguard VIF Balanced
2025	$10.82	$14.95	2,638,337	$38,687,949	1.82%	0.35%	0.60%	15.77%	15.94%
2024	12.82	12.90	1,845,336	23,788,592	2.12%	0.45%	0.60%	14.11%	14.28%
2023	11.24	11.29	1,339,837	15,111,338	1.97%	0.45%	0.60%	13.64%	13.81%
2022	9.89	9.92	1,051,615	10,422,713	1.40%	0.45%	0.60%	(14.81)%	(14.69)%
04/20/2021 - 12/31/2021	11.61	11.62	350,026	4,067,133	0.00%	0.45%	0.60%	11.37%	11.37%
Vanguard VIF Capital Growth
2025	$11.90	$17.40	309,609	$5,155,012	0.89%	0.35%	0.60%	28.21%	28.40%
2024	13.47	13.55	219,533	2,973,410	1.01%	0.45%	0.60%	12.73%	12.90%
2023	11.95	12.00	179,217	2,150,186	0.93%	0.45%	0.60%	27.22%	27.41%
2022	9.39	9.42	134,526	1,266,884	0.76%	0.45%	0.60%	(15.99)%	(15.86)%
04/15/2021 - 12/31/2021	11.18	11.20	31,631	353,911	0.00%	0.45%	0.60%	6.37%	6.37%
Vanguard VIF Conservative Allocation
2025	$11.75	$11.83	796,393	$9,421,921	2.48%	0.45%	0.60%	12.06%	12.22%
2024	10.48	10.54	626,590	6,606,501	2.69%	0.45%	0.60%	6.84%	7.01%
2023	9.81	9.85	628,969	6,196,920	1.53%	0.45%	0.60%	11.84%	12.01%
2022	8.77	8.80	374,633	3,295,449	1.64%	0.45%	0.60%	(15.40)%	(15.28)%
06/11/2021 - 12/31/2021	10.37	10.38	237,720	2,467,280	0.00%	0.45%	0.60%	1.58%	1.58%
Vanguard VIF Diversified Value
2025	$11.09	$17.19	382,511	$6,357,105	1.49%	0.35%	0.60%	16.13%	16.30%
2024	14.69	14.78	316,785	4,674,780	1.20%	0.45%	0.60%	14.20%	14.37%
2023	12.87	12.92	100,832	1,300,113	1.48%	0.45%	0.60%	19.41%	19.59%
2022	10.77	10.81	105,601	1,139,243	1.04%	0.45%	0.60%	(12.02)%	(11.89)%
06/28/2021 - 12/31/2021	12.25	12.26	69,707	853,777	0.00%	0.45%	0.60%	8.26%	8.26%
Vanguard VIF Equity Income
2025	$10.83	$17.13	627,122	$10,501,317	2.05%	0.35%	0.60%	16.10%	16.27%
2024	14.65	14.73	441,464	6,496,716	2.55%	0.45%	0.60%	14.43%	14.60%
2023	12.80	12.86	269,359	3,460,687	2.15%	0.45%	0.60%	7.45%	7.61%
2022	11.91	11.95	180,021	2,147,027	0.88%	0.45%	0.60%	(1.25)%	(1.11)%
05/20/2021 - 12/31/2021	12.06	12.08	23,308	281,222	0.00%	0.45%	0.60%	7.60%	7.60%
Vanguard VIF Equity Index
2025	$18.14	$18.27	356,836	$6,516,799	0.91%	0.35%	0.60%	17.00%	17.17%
2024	15.50	15.60	261,853	4,082,260	1.32%	0.45%	0.60%	24.09%	24.28%
2023	12.49	12.55	251,192	3,151,303	1.34%	0.45%	0.60%	25.55%	25.55%
2022	10.00	10.00	208,502	2,083,980	1.41%	0.45%	0.45%	(18.60)%	(18.60)%
08/20/2021 - 12/31/2021	12.28	12.28	212,163	2,604,985	0.00%	0.45%	0.45%	7.61%	7.61%
Vanguard VIF Global Bond Index
2025	$9.60	$10.28	409,695	$4,001,191	2.22%	0.35%	0.60%	5.06%	5.22%
2024	9.14	9.19	196,572	1,803,416	2.58%	0.45%	0.60%	1.42%	1.57%
2023	9.01	9.05	168,791	1,524,363	1.59%	0.45%	0.60%	5.88%	6.04%
2022	8.51	8.54	111,871	952,989	2.75%	0.45%	0.60%	(13.65)%	(13.52)%
08/10/2021 - 12/31/2021	9.86	9.87	89,388	881,132	0.00%	0.45%	0.60%	(1.07)%	(1.07)%
Vanguard VIF Growth
2025	$10.73	$15.90	650,596	$9,661,847	0.21%	0.35%	0.60%	16.19%	16.36%
2024	13.59	13.67	565,744	7,716,652	0.26%	0.45%	0.60%	32.34%	32.53%
2023	10.27	10.31	378,782	3,901,138	0.18%	0.45%	0.60%	39.30%	39.51%
2022	7.37	7.39	199,651	1,474,307	0.00%	0.45%	0.60%	(33.76)%	(33.66)%
06/28/2021 - 12/31/2021	11.13	11.14	58,457	650,554	0.00%	0.45%	0.60%	5.37%	5.37%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Vanguard VIF High Yield Bond
2025	$10.36	$11.84	539,176	$6,304,520	6.03%	0.35%	0.60%	8.53%	8.69%
2024	10.83	10.90	348,525	3,792,335	5.17%	0.45%	0.60%	5.81%	5.97%
2023	10.24	10.28	192,439	1,976,860	3.72%	0.45%	0.60%	11.00%	11.17%
2022	9.22	9.25	98,151	907,159	4.11%	0.45%	0.60%	(9.90)%	(9.77)%
07/29/2021 - 12/31/2021	10.24	10.25	38,653	395,887	0.00%	0.45%	0.60%	0.62%	0.62%
Vanguard VIF International
2025	$9.04	$10.37	812,599	$7,534,433	0.65%	0.35%	0.60%	19.25%	19.43%
2024	7.58	7.63	470,055	3,578,869	1.04%	0.45%	0.60%	8.36%	8.52%
2023	7.00	7.03	217,181	1,524,605	0.85%	0.45%	0.60%	13.97%	14.14%
2022	6.14	6.16	69,731	429,107	0.86%	0.45%	0.60%	(30.54)%	(30.43)%
06/04/2021 - 12/31/2021	8.84	8.85	20,011	176,994	0.00%	0.45%	0.60%	(5.60)%	(5.60)%
Vanguard VIF Mid-Cap Index
2025	$10.23	$13.80	1,526,045	$20,500,162	1.17%	0.35%	0.60%	10.87%	11.04%
2024	12.36	12.43	1,090,098	13,536,937	1.20%	0.45%	0.60%	14.38%	14.56%
2023	10.80	10.85	639,941	6,939,643	1.15%	0.45%	0.60%	15.14%	15.31%
2022	9.38	9.41	361,211	3,398,328	0.84%	0.45%	0.60%	(19.31)%	(19.18)%
06/03/2021 - 12/31/2021	11.63	11.64	59,953	697,633	0.00%	0.45%	0.60%	9.62%	9.62%
Vanguard VIF Moderate Allocation
2025	$10.70	$13.02	1,971,504	$25,610,374	2.32%	0.45%	0.60%	15.49%	15.66%
2024	11.19	11.26	1,813,191	20,398,427	2.26%	0.45%	0.60%	9.66%	9.83%
2023	10.21	10.25	1,717,932	17,602,412	2.00%	0.45%	0.60%	14.86%	15.03%
2022	8.89	8.91	1,535,831	13,681,505	1.79%	0.45%	0.60%	(16.43)%	(16.30)%
05/28/2021 - 12/31/2021	10.63	10.65	633,207	6,740,837	0.00%	0.45%	0.60%	3.74%	3.74%
Vanguard VIF Real Estate Index
2025	$9.99	$11.65	367,969	$4,274,969	2.50%	0.40%	0.60%	2.49%	2.65%
2024	11.28	11.35	289,357	3,281,024	2.89%	0.45%	0.60%	4.11%	4.27%
2023	10.84	10.89	215,143	2,340,660	1.94%	0.45%	0.60%	11.03%	11.20%
2022	9.76	9.79	134,155	1,313,023	1.70%	0.45%	0.60%	(26.74)%	(26.63)%
07/08/2021 - 12/31/2021	13.32	13.34	15,024	200,384	0.00%	0.45%	0.60%	13.57%	13.57%
Vanguard VIF Short-Term Investment-Grade
2025	$10.26	$10.91	1,888,108	$20,478,933	3.82%	0.35%	0.60%	6.21%	6.37%
2024	10.20	10.26	1,343,877	13,773,502	3.09%	0.45%	0.60%	4.26%	4.42%
2023	9.78	9.83	682,586	6,700,819	1.78%	0.45%	0.60%	5.52%	5.68%
2022	9.27	9.30	432,776	4,020,516	1.34%	0.45%	0.60%	(6.29)%	(6.14)%
07/27/2021 - 12/31/2021	9.89	9.91	116,337	1,151,665	0.00%	0.45%	0.60%	(1.11)%	(1.11)%
Vanguard VIF Total Bond Market Index
2025	$9.56	$10.35	5,344,747	$51,656,310	3.09%	0.35%	0.60%	6.30%	6.46%
2024	9.00	9.05	3,733,509	33,767,470	2.14%	0.45%	0.60%	0.63%	0.79%
2023	8.94	8.98	1,660,787	14,899,607	2.04%	0.45%	0.60%	4.95%	5.10%
2022	8.52	8.54	890,474	7,602,858	1.93%	0.45%	0.60%	(13.73)%	(13.60)%
06/16/2021 - 12/31/2021	9.88	9.89	651,423	6,439,338	0.00%	0.45%	0.60%	0.25%	0.25%
Vanguard VIF Total International Stock Market Index
2025	$11.13	$13.58	2,642,256	$35,106,785	2.44%	0.35%	0.60%	31.25%	31.45%
2024	10.27	10.33	1,762,408	18,192,372	2.66%	0.45%	0.60%	4.42%	4.58%
2023	9.84	9.88	1,194,839	11,794,873	2.59%	0.45%	0.60%	14.85%	15.02%
2022	8.56	8.59	836,490	7,181,273	2.26%	0.45%	0.60%	(16.52)%	(16.39)%
04/15/2021 - 12/31/2021	10.26	10.27	299,572	3,075,817	0.00%	0.45%	0.60%	0.93%	0.93%
Vanguard VIF Total Stock Market Index
2025	$10.86	$17.01	2,200,433	$36,356,933	1.00%	0.35%	0.60%	16.23%	16.41%
2024	14.53	14.61	1,534,665	22,406,534	1.10%	0.45%	0.60%	22.97%	23.16%
2023	11.81	11.86	1,025,214	12,155,090	1.01%	0.45%	0.60%	25.20%	25.39%
2022	9.43	9.46	764,373	7,228,967	1.19%	0.45%	0.60%	(20.07)%	(19.95)%
06/01/2021 - 12/31/2021	11.80	11.82	296,337	3,501,023	0.00%	0.45%	0.60%	11.30%	11.30%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

(3)

 The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios  include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)

Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any  premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping  representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest  as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Operations commenced or resumed during 2025 (See Note 1 in Notes to Financial Statements).
(6)

There has been no activities in the ESG Diversified Growth Class P, Fidelity VIP Government Money Market Investor Class, and Schwab Government Money Market Variable Accounts since October 31, 2025, December 5, 2024 and February 6, 2023, respectively.

(7)

The annualized investment income ratio for the Fidelity VIP FundsManager 60% Investor Class Variable Account was 64.17% for 2022. The high investment income ratio was  due to a large purchase received shortly before the annual investment income distribution in December 2022.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2025, the related statements of operations and statements of changes in net asset for the periods indicated in Appendix A, and the related notes which include financial highlights (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Separate Account A of Pacific Life Insurance Company as of December 31, 2025, and the results of their operations and changes in their net assets for the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on the Separate Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

March 13, 2026

We have served as the auditor of Separate Account A of Pacific Life Insurance Company since 1996.

SA-119

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Bond Plus Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 11, 2024 (commencement of operations) through December 31, 2024
Bond Plus Class P	For the period July 29, 2025 (commencement of operations) through December 31, 2025
Core Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Diversified Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Floating Rate Income Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
High Yield Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Inflation Managed Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Intermediate Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Short Duration Bond Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Total Return Class I (formerly Managed Bond Class I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Debt Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Debt Class P	For the period January 28, 2025 (commencement of operations) through December 31, 2025
Dividend Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Equity Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Focused Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hedged Equity Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hedged Equity Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Core Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Large-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 27, 2024 (commencement of operations) through December 31, 2024
Large-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Mid-Cap Plus Bond Alpha Class P	For the period April 24, 2025 (commencement of operations) through December 31, 2025
Mid-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
QQQ® Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 12, 2024 (commencement of operations) through December 31, 2024
Small-Cap Equity Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-120

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Small-Cap Index Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Small-Cap Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 8, 2024 (commencement of operations) through December 31, 2024
Small-Cap Plus Bond Alpha Class P	For the period December 15, 2025 (commencement of operations) through December 31, 2025
Small-Cap Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Value Advantage Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Emerging Markets Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Equity Plus Bond Alpha Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period November 22, 2024 (commencement of operations) through December 31, 2024
International Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Large-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Small-Cap Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
International Value Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Health Sciences Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Real Estate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Technology Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Class P	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period October 17, 2024 (commencement of operations) through December 31, 2024
ESG Diversified Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ESG Diversified Growth Class P	For the period January 1, 2025 through October 31, 2025	For the period January 1, 2025 through October 31, 2025 and for the year ended December 31, 2024
Capital Appreciation Class I	For the period November 3, 2025 (commencement of operations) through December 31, 2025
PSF Avantis Balanced Allocation Class I (formerly PSF Avantis Balanced Allocation Class D)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PSF Avantis Balanced Allocation Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Growth Class P	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Pacific Dynamix - Aggressive Growth Class I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period May 17, 2024 (commencement of operations) through December 31, 2024
Pacific Dynamix - Aggressive Growth Class P	For the period February 21, 2025 (commencement of operations) through December 31, 2025

SA-121

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Portfolio Optimization Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Moderate Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital Income Builder® Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Bond Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Growth and Income Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Balanced Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Growth Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Growth Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Growth-Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Growth and Income Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Managed Risk Asset Allocation Class P1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS New World Fund® Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS New World Fund® Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-122

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS U.S. Government Securities Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Washington Mutual Investors Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Equity Dividend V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® High Yield V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock® Total Return V.I. Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Equity Allocation Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Global Bond Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Global Moderate Allocation Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA International Small Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA International Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA US Large Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Consumer Discretionary Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Emerging Markets Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Energy Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Extended Market Index Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP FundsManager® 60% Investor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-123

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Fidelity® VIP Government Money Market Investor Class	Not Applicable	For the period April 16, 2024 (commencement of operations) to December 5, 2024
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Opportunities Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Index 500 Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Investment Grade Bond Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Value Strategies Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Allocation VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Allocation VIP Class 4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Income VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Income VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual Shares VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Small Cap Value VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Small-Mid Cap Growth VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Strategic Income VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Foreign VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Global Bond VIP Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Global Bond VIP Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Large Cap Value Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Mid Cap Value Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Strategic Growth Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Trend Driven Allocation Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. American Value Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Balanced-Risk Allocation Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-124

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. EQV International Equity Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Global Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. International Growth Series I (formerly Invesco Oppenheimer V.I International Growth Series I)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. International Growth Series II (formerly Invesco Oppenheimer V.I International Growth Series II)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Main Street Small Cap Fund® Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - December Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - December Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - June Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - June Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - March Series I	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period March 14, 2024 (commencement of operations) through December 31, 2024
Invesco® V.I. S&P 500 Buffer - March Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - September Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. S&P 500 Buffer - September Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco® V.I. Technology Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Inflation Protection Standard Class II	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period January 26, 2024 (commencement of operations) through December 31, 2024
LVIP American Century Mid Cap Value Standard Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Mid Cap Value Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP JPMorgan Core Bond Standard Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP JPMorgan Mid Cap Value Standard Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP JPMorgan U.S. Equity Standard Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Western Asset Core Plus VIT Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Total Return Class VC	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
MFS® International Growth - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Total Return Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series Service Class)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series Service Class)	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Aggressive Growth ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Balanced ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Conservative ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Growth ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Managed Risk Balanced ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Managed Risk Growth ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
TOPS® Managed Risk Moderate Growth ETF Class 1	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period April 12, 2024 (commencement of operations) through December 31, 2024
TOPS® Moderate Growth ETF Class 1	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO CommodityRealReturn® Strategy - Advisor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Emerging Markets Bond - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Income - Advisor Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Long-Term U.S. Government - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Low Duration - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Total Return - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab S&P 500 Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab VIT Balanced	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab VIT Balanced with Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Schwab VIT Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Health Sciences - I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-126

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets
VanEck VIP Global Resources Class S	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Balanced	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Capital Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Diversified Value	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Equity Income	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Equity Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Global Bond Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Growth	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF High Yield Bond	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF International	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Moderate Allocation	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Real Estate Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Short-Term Investment-Grade	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

SA-127

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2025 and 2024 and

for the years ended December 31, 2025, 2024 and 2023,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2025,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2025

and Independent Auditor's Report

INDEPENDENT AUDITOR’S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus—statutory basis as of December 31, 2025 and 2024, and the related statements of operations—statutory basis, capital and surplus—statutory basis, and cash flows—statutory basis for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2025 are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Costa Mesa, California
March 17, 2026

Pacific Life Insurance Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Millions, except share data)	2025	2024
ADMITTED ASSETS
Bonds	$91,537	$82,251
Preferred stocks	57	1
Common stocks	754	755
Mortgage loans	21,862	19,596
Real estate	63	70
Cash, cash equivalents and short-term investments	2,431	2,864
Contract loans	8,795	8,527
Derivatives	3,866	3,209
Securities lending reinvested collateral assets	5,523	1,793
Other invested assets	18,554	13,563
Investment income due and accrued	1,117	945
Net deferred tax asset	824	1,009
Other assets	2,070	2,516
Separate account assets	82,989	72,114

TOTAL ADMITTED ASSETS	$240,442	$209,213

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$75,450	$73,036
Liability for deposit-type contracts	37,682	28,797
Transfers to separate accounts due or accrued, net	(776)	(467)
Funds held under coinsurance	15,144	13,259
Other liabilities	12,421	8,275
Asset valuation reserve	2,955	2,050
Separate account liabilities	82,989	72,114
TOTAL LIABILITIES	225,865	197,064
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	2,536
Other surplus adjustments	77	80
Special surplus funds	554	491
Unassigned surplus	9,175	7,557
Surplus notes	2,205	1,455
TOTAL CAPITAL AND SURPLUS	14,577	12,149

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$240,442	$209,213

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
REVENUES
Premiums and annuity considerations	$18,161	$13,678	$3,955
Net investment income	4,640	3,946	3,818
Reserve adjustments on reinsurance ceded	965	(1,023)	(526)
Separate account fees	1,473	1,406	1,329
Other income	525	394	169
TOTAL REVENUES	25,764	18,401	8,745

BENEFITS AND EXPENSES
Current and future policy benefits	22,543	16,624	7,702
Commission expense	1,597	1,563	1,078
Operating expenses	2,081	1,787	1,177
TOTAL BENEFITS AND EXPENSES	26,221	19,974	9,957

NET LOSS BEFORE FEDERAL INCOME TAXES	(457)	(1,573)	(1,212)
Federal income tax expense (benefit)	243	79	(26)

NET LOSS FROM OPERATIONS	(700)	(1,652)	(1,186)
Net realized capital gains less tax	2,266	1,830	1,237

NET INCOME	$1,566	$178	$51

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Other Surplus Adjustments	Special Surplus Funds	Unassigned Surplus	Surplus Notes	Total
BALANCES, JANUARY 1, 2023	$30	$2,536	$91	$328	$7,129	$1,588	$11,702
Net income (loss)				(108)	159		51
Change in net unrealized capital gains (losses) less tax				(32)	113		81
Change in net deferred income tax					94		94
Change in nonadmitted assets					233		233
Change in asset valuation reserve					(252)		(252)
Surplus contributed to separate accounts					(198)		(198)
Other changes in surplus in separate accounts					198		198
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment				26	(5)		21
Net change in surplus notes						(133)	(133)
Other surplus adjustments				17	(14)		3
BALANCES, DECEMBER 31, 2023	30	2,536	83	231	7,457	1,455	11,792
Net income				6	172		178
Change in net unrealized capital gains less tax				176	294		470
Change in net deferred income tax					58		58
Change in nonadmitted assets					147		147
Change in asset valuation reserve					(627)		(627)
Surplus contributed to separate accounts					(120)		(120)
Other changes in surplus in separate accounts					120		120
Other surplus adjustment for derivatives			(3)				(3)
Reinsurance gain deferral					134		134
Other surplus adjustments				78	(78)		—
BALANCES, DECEMBER 31, 2024	30	2,536	80	491	7,557	1,455	12,149
Net income (loss)				(17)	1,583		1,566
Change in net unrealized capital gains (losses) less tax				(29)	504		475
Change in net deferred income tax					(70)		(70)
Change in nonadmitted assets					137		137
Change in asset valuation reserve					(905)		(905)
Surplus contributed to separate accounts					(104)		(104)
Other changes in surplus in separate accounts					117		117
Dividend to parent					(50)		(50)
Other surplus adjustment for derivatives			(3)				(3)
Net change in surplus notes						750	750
Reinsurance gain deferral					517		517
Other surplus adjustments				109	(111)		(2)
BALANCES, DECEMBER 31, 2025	$30	$2,536	$77	$554	$9,175	$2,205	$14,577

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$19,739	$14,884	$15,354
Net investment income	5,735	4,649	3,826
Other income	3,142	878	1,115
Benefits and loss related payments	(18,208)	(15,932)	(14,755)
Net transfers (to) from separate accounts	(2,386)	632	40
Commissions, expenses paid and other deductions	(3,810)	(3,397)	(2,304)
Dividends paid to policyholders	(8)	(8)	(8)
Federal income taxes recovered, net	391	26	4
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,595	1,732	3,272

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
Bonds	21,655	12,064	6,211
Stocks	188	64	124
Mortgage loans	1,993	1,048	984
Other invested assets	3,568	6,351	5,634
Miscellaneous proceeds	3,030	4,050	2,705
Cost of investments acquired:
Bonds	(30,738)	(18,126)	(9,359)
Stocks	(157)	(72)	(66)
Mortgage loans	(4,239)	(2,344)	(790)
Other invested assets	(7,498)	(8,137)	(6,232)
Miscellaneous applications	(6,472)	(2,209)	(1,986)
Net increase in contract loans	(269)	(339)	(590)
NET CASH USED IN INVESTING ACTIVITIES	(18,939)	(7,650)	(3,365)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	8,236	6,557	2,975
Issuance of surplus note	750
Redemption of surplus notes			(134)
Dividend to parent	(50)
Other cash provided (applied)	4,975	(793)	(618)
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	13,911	5,764	2,223

Net change in cash, cash equivalents and short-term investments	(433)	(154)	2,130
Cash, cash equivalents and short-term investments, beginning of year	2,864	3,018	888

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$2,431	$2,864	$3,018
(Continued)

Pacific Life Insurance Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Millions)	2025	2024	2023
(Continued)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	$83	$81	$112
NON-CASH TRANSACTIONS
Net non-cash premiums ceded in reinsurance transactions	1,505	1,041	11,349
Bond exchanges	1,086	828	629
Other invested assets transferred to affiliated fund	203	95	1,043
Low-income housing tax credit	299	50
Bond interest in-kind received	36	38	1
Asset transfer due to novation of reinsurance treaty	37	564
Transfer of assets between investment types	174	108	123
Premiums received as asset in-kind and interest purchased and transferred to separate account		423
Mortgage loan foreclosed and collateral directly contributed to affiliate		245
Bond dividends received from Pacific Alliance Reinsurance Company of Vermont		49
Federal tax credits received		173	257
Stocks disposed and acquired			184
Assets in-kind received due to sale of Pacific Asset Management, LLC			169
Assets in-kind transferred to Pacific Life & Annuity Company			49

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is a stock life insurance company domiciled in the State of Nebraska. The Company is a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company.

The Company and its subsidiaries have primary business operations in the United States consisting of life insurance, annuities, and reinsurance. The Company provides life insurance products, individual annuities and mutual funds, and investment products and services to individuals and businesses.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

During 2024, the Company applied Nebraska Revised Statute 44-2222 to its non-insulated separate account for its registered index-linked annuities product in order to align with how the Company manages and measures the overall general account portfolio. The state prescribed practice allows for assets, other than derivatives, to be transferred between the general account and non-insulated separate account at book value instead of fair value, in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 56, Separate Accounts. For the years ended December 31, 2025 and 2024, there were no assets transferred between the general account and non-insulated separate account.

The NE DOI approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements were calculated based on SSAP No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilized a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilized a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which resulted in a policy reserve less than or equal to the NAIC SAP policy reserve.

The NAIC's Life Actuarial Task Force adopted Amendment Proposal Form 2024-05 for the 2025 Valuation Manual (VM), which allows a monthly determination of the statutory maximum valuation rate for the Company's funding agreements, with domiciliary Commissioner approval. The Company received Commissioner approval to determine statutory maximum valuation rates as described in VM Section II Subsection 3(C) for contracts issued on or after January 1, 2017 (the operative date of the VM), effective January 1, 2025. The Company shall continue to determine statutory maximum valuation rates using the same methodology for future valuations. The Company's permitted practice was no longer used subsequent to December 31, 2024.

The following table reconciles the Company's net income and statutory capital and surplus between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Net income, Nebraska basis	$1,566	$178	$51
State permitted practice:
Change in policy reserves		(8)	21
Net income, NAIC SAP	$1,566	$186	$30

	December 31,
	2025	2024
	(In Millions)
Statutory capital and surplus, Nebraska basis	$14,577	$12,149
State permitted practice:
Change in policy reserves		29
Statutory capital and surplus, NAIC SAP	$14,577	$12,120

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), which in some cases may be material. See Note 2.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company. Upon inception of the agreement, the Company recognized a funds held under coinsurance balance and a reduction to aggregate reserves. See Note 10.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to Pacific Life Re Global Limited (RGBM), a wholly-owned indirect subsidiary of Pacific LifeCorp domiciled in Bermuda. Upon inception of the agreement, the Company recognized additional funds held under coinsurance balance and a reduction to aggregate reserves. See Note 10.

In August 2025, the Company and its subsidiary Pacific Life & Annuity Company (PL&A) entered into an assumption reinsurance agreement to assume certain annuity obligations of an insolvent insurer. In December 2025, the court was petitioned to approve the agreement and the related transaction. The hearing on the petition is scheduled for March 2026. See Note 10.

Effective September 2025, the Company entered into a modified coinsurance agreement to cede certain group annuities to RGBM. As part of this agreement, the Company recognized a gain in surplus. The Company also amended and restated its September 2024 coinsurance with funds withheld agreement with RGBM to cede an additional block of certain group annuities. As part of the new agreement, the Company recognized a reserve credit and a gain in surplus. See Note 10.

During 2025, the Company determined the balances associated with certain other assets and other liabilities were not properly classified as of December 31, 2024, resulting in an understatement of other assets and other liabilities of $93 million. There was no impact to surplus or net income (loss).

Subsequent to the filing of the Company's 2025 Annual Statement, the Company determined that the disclosure of premiums, considerations or deposits related to separate accounts without guarantees was not properly presented for the year ended December 31, 2025, which resulted in a disclosure understatement of $4.1 billion. The amount was correctly disclosed in the audited financial statements - statutory basis (see Note 17). There was no impact to assets, liabilities, surplus or net income (loss).

The Company has evaluated events subsequent to December 31, 2025 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2025, the Company adopted revisions to SSAP No. 21, Other Admitted Assets, SSAP No. 26, Bonds, SSAP No. 41, Surplus Notes, and SSAP No. 43, Asset-Backed Securities, as part of the Principles-Based Bond Definition Project. These revisions define bonds as any security representing a creditor relationship, whereby there is a fixed schedule for one or more future payments, which qualifies as either an issuer credit obligation or an asset-backed security, previously referred to collectively as loan-backed and structured securities (LBASS). The Company adopted the new guidance on a prospective basis, along with the corresponding changes to disclosures in Notes 3 and 4. Changes in measurement for securities reclassified under the bond definition are reported in surplus as change in net unrealized capital gains (losses) less tax. Securities with a change in measurement basis had a carrying value of $13 million as of December 31, 2024 and resulted in an aggregate surplus impact of $0.4 million.

In January 2024, the NAIC adopted Interpretation 23-04, Scottish Re Life Reinsurance Liquidation Questions, which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. This interpretation is to be applied generically. See Note 10.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), that amends SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) interest maintenance reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the additional revisions adopted in August 2025, this change will be effective until December 31, 2026, and automatically nullified on January 1, 2027, but the effective date can be adjusted. See Note 3 for additional disclosures.

INVESTMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including asset-backed securities, with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Securities that do not meet the definition of a bond are carried at the lower of cost or market and reported as other invested assets.

Asset-backed securities are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For asset-backed securities purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other asset-backed securities, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in common stock of subsidiary, controlled and affiliated (SCA) insurance companies are carried at the statutory capital and surplus of the entity. Investments in non-insurance SCA entities are carried at the audited U.S. GAAP equity of the investee, with adjustments taken based on statutory principles of accounting when required. The carrying value of non-insurance SCAs where an audit was not performed are nonadmitted.

Distributions to the Company from subsidiaries, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, with a corresponding reduction to unassigned surplus, to the extent they are not in excess of undistributed accumulated earnings. Any dividends declared in excess of the undistributed accumulated earnings are recorded as a return of capital which is a reduction of the investment. Any undistributed net revenue and expense, net of tax, is recorded to unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has investments in mutual funds managed by affiliates. Investments in affiliated mutual funds are carried at fair value. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. Investments in common stock, preferred stock, and bonds, except for asset-backed securities, are written down to fair value. Investments in asset-backed securities are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. Any investment that the Company intends to sell at a realized loss or would be required to sell at a realized loss prior to recovery is written down to fair value. The Company records OTTI in net realized capital gains (losses) less tax.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related, including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis, and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees, unamortized premiums and discounts, and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.

The Company accrues interest income on impaired loans and bonds to the extent it is deemed collectible, and the loans and bonds continue to perform under their original or restructured contractual terms. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. The Company generally recognizes interest income on its impaired loans upon receipt. Gross and admitted amounts for interest income due and accrued were $1.1 billion and $945 million as of December 31, 2025 and 2024, respectively. The cumulative amount of paid-in-kind interest included in the principal balance was $77 million and $50 million as of December 31, 2025 and 2024, respectively.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 50 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written down to its fair value through net realized capital gains (losses) less tax.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at their unpaid principal balance.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S. GAAP equity of the investee. These investments include affiliated companies as well as those where the Company has minor ownership interests. These assets are reported in other invested assets with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company records investments in tax credit structures, including remaining unfunded commitments, within other invested assets at amortized cost and amortizes the excess of the carrying value over the estimated residual value into net investment income using the proportional amortization method. The Company records the federal tax credits from investments in tax credit structures as a reduction to federal income tax expense in the year allocated and records state tax credits from investments in tax credit structures as a reduction to operating expenses in the year allocated. The Company recognizes federal and state tax benefits other than tax credits as a component of federal income tax expense and operating expenses, respectively, when allocated.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2025, the cash surrender value was $545 million, which consisted of 51% of stocks, 48% other invested assets, and 1% of cash and short-term investments. As of December 31, 2024, the cash surrender value was $254 million, which consisted of 99% stocks and 1% cash and short-term investments.

DERIVATIVE INSTRUMENTS

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges. To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized capital gains (losses) less tax consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

The carrying value of derivatives is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in net realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or or a deferred liability in other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned surplus and presented separately as special surplus funds. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus funds to unassigned surplus.

The periodic cash flows resulting from the termination of derivative contracts are reflected on a gross basis within the statements of cash flows - statutory basis. Cash received on termination, resulting in a realized gain, is reported in miscellaneous proceeds with cash paid upon termination, resulting in a realized loss, reported in miscellaneous applications.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. Net negative (disallowed) IMR is admitted up to 10% of adjusted capital and surplus under INT 23-01 and reported in other assets.

NET INVESTMENT INCOME

Net investment income consists of interest, dividend, and accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from SCA entities is described above. Interest expense on surplus notes is also recorded in net investment income.

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method. Group annuity reserves are valued using the CRVM.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations - statutory basis when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.

SEPARATE ACCOUNTS

Separate account assets represent legally segregated funds and are recorded at either fair value or amortized cost. Separate account liabilities represent the Company's contractual obligations based on the provisions of the contracts. All contractual guarantees are recorded in general account aggregate reserves.

Variable universal life, variable annuity, group annuity, and registered index-linked annuity products are classified as separate account products under statutory accounting principles. Variable annuities (individual and group) and variable universal life products are also classified as separate account products under U.S. GAAP. Group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account. Registered index-linked annuities are classified as general account products under U.S. GAAP as the contract is a non-insulated, non-unitized separate account and investment risk is retained by the general account.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FOREIGN CURRENCY

The Company has financial instruments denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes, and its operations are included in the consolidated Federal income tax return of PMHC. The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2025 and 2024, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS, AND CASH EQUIVALENTS

The following table presents bonds by asset type in accordance with new guidance adopted January 1, 2025. See Note 4 for information on the Company's fair value measurements.

	Carrying Value	Fair Value	Net Unrealized Gains (Losses)
	(In Millions)
December 31, 2025:
Issuer credit obligations:
U.S. government obligations	$472	$445	($27)
Non-U.S sovereign jurisdiction securities	1,765	1,737	(28)
Municipal bonds - general obligation	436	392	(44)
Municipal bonds - special revenue	2,247	2,089	(158)
Project finance bonds issued by operating entities	3,818	3,732	(86)
Corporate bonds	49,251	46,724	(2,527)
Single entity backed obligations	2,022	1,911	(111)
Bonds issued by funds representing operating entities	3,077	3,009	(68)
Bank loans - acquired	1,846	1,831	(15)
Other issuer credit obligations	20	20
Asset-backed securities:
Agency residential mortgage-backed securities (RMBS) - guaranteed	12	12
Agency commercial mortgage-backed securities (CMBS) - guaranteed	1	1
Agency RMBS - not guaranteed	356	342	(14)
Non-agency RMBS	2,952	2,886	(66)
Non-agency CMBS	4,240	4,115	(125)
Non-agency collateralized obligations	6,944	6,959	15
Other financial asset-backed securities	4,491	4,456	(35)
Equity-backed securities	1,409	1,412	3
Other financial asset-backed securities - not self-liquidating	662	678	16
Lease-backed securities - practical expedient	542	527	(15)
Other non-financial asset-backed securities - practical expedient	870	880	10
Lease-backed securities - full analysis	2,223	2,169	(54)
Other non-financial asset-backed securities - full analysis	1,881	1,878	(3)
Total bonds	91,537	$88,205	($3,332)
Short-term investments	45
Cash equivalents	1,185
Total	$92,767

The following table presents bonds, short-term investments and cash equivalents by asset type in accordance with previous guidance. Short-term investments and cash equivalents were $1.5 billion as of December 31, 2024.

	Carrying Value	Fair Value	Net Unrealized Losses
	(In Millions)
December 31, 2024:
U.S. Government	$1,110	$1,081	($29)
All other governments	943	849	(94)
U.S. states, territories, and possessions	102	88	(14)
U.S. political subdivisions of states, territories, and possessions	186	178	(8)
U.S. special revenue and special assessment obligations	2,273	2,082	(191)
Industrial and miscellaneous	55,504	51,084	(4,420)
Bank loans	1,952	1,926	(26)
Hybrid securities	15	14	(1)
LBASS:
RMBS	1,630	1,501	(129)
CMBS	3,912	3,687	(225)
Other	16,143	15,830	(313)
Total	$83,770	$78,320	($5,450)

The carrying value and fair value of bonds, including those classified as short-term investments and cash equivalents, as of December 31, 2025, by contractual maturity date, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$3,875	$3,848
Due after one year through five years	16,772	16,572
Due after five years through ten years	18,746	18,363
Due after ten years through 20 years	12,981	12,264
Due after 20 years	12,639	10,902
	65,013	61,949
Asset-backed securities	26,583	26,315
Total	$91,596	$88,264

The following table presents the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2025:
Issuer credit obligations	$3,893	$106	$29,677	$3,897	$33,570	$4,003
Asset-backed securities	2,755	15	5,428	484	8,183	499
Total	$6,648	$121	$35,105	$4,381	$41,753	$4,502

December 31, 2024:
U.S. Government	$152	$2	$331	$29	$483	$31
All other governments	383	16	330	84	713	100
U.S. states, territories, and possessions	6		82	14	88	14
U.S. political subdivisions of states, territories, and possessions	14		102	10	116	10
U.S. special revenue and special assessment obligations	327	12	1,011	213	1,338	225
Industrial and miscellaneous	8,115	214	33,255	4,529	41,370	4,743
Bank loans	437	7	403	34	840	41
Hybrid securities			10	2	10	2
LBASS:
RMBS	215	26	781	137	996	163
CMBS	359	5	1,914	232	2,273	237
Other	2,348	57	4,102	386	6,450	443
Total	$12,356	$339	$42,321	$5,670	$54,677	$6,009

The Company has evaluated investments with gross unrealized losses and has determined that the unrealized losses were primarily attributable to interest rate movements and credit spreads. The Company does not intend to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover their amortized cost basis.

The table below summarizes the OTTI by investment type:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$95	$57	$76
Mortgage loans		8	183
Real estate			12
Other invested assets	7	3	20
Total	$102	$68	$291

The following table presents all asset-backed securities with an OTTI recognized during the year ended December 31, 2025, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement When Reported
			(In Millions)
G1001#AB2	$25	$6	$19	$6	$6	3/31/2025
62878HAB7	15	13	2	13	13	3/31/2025
62883*AA0	17	15	2	15	15	3/31/2025
62883*AD4	10	9	1	9	9	3/31/2025
62883*AC6	10	8	2	8	8	3/31/2025
62883*AB8	4	3	1	3	3	3/31/2025
62883*AF9	8	7	1	7	7	3/31/2025
44509PAA6	8	6	2	6	6	3/31/2025
872660A*6	39	29	10	29	29	12/31/2025
Total			$40

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents information on bonds with an NAIC 5GI designation:

	December 31, 2025			December 31, 2024
	Number	Carrying Value	Fair Value	Number	Carrying Value	Fair Value
	($ In Millions)
Bonds:
Issuer credit obligations	4	$15	$12
Asset-backed securities	2	2	1
Bank loans				1	$14	$11
LBASS				4	20	17
Total	6	$17	$13	5	$34	$28

The following table presents proceeds from sales of bonds and the resulting gross realized gains and losses:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Proceeds	$9,921	$3,336	$1,747
Gross realized gains	32	10	3
Gross realized losses	113	96	33

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2025. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2025 and 2024 was $5.5 billion and $1.8 billion, respectively. The Company recorded cash collateral received of $5.5 billion and $1.8 billion as of December 31, 2025 and 2024, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2025 and 2024, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2025 and 2024, none was utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$4	$4	$15	$15
30 days or less	1,244	1,244	428	428
31 to 60 days	350	350	350	350
61 to 90 days	2,350	2,350
91 to 120 days	1,575	1,575	1,000	1,000
Total collateral reinvested	$5,523	$5,523	$1,793	$1,793

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 95 days or less.

REPURCHASE AGREEMENTS

The Company has repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company receives sales financing secured by securities as collateral in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are both bilateral and tri-party trades. There were no amounts outstanding under repurchase agreements during the year ended December 31, 2025. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2024 was $20 million, which had a maturity time frame of two days to one week. There were no amounts outstanding under these agreements as of December 31, 2025 and 2024.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the years ended December 31, 2025 and 2024 was zero and $20 million, respectively. There were no outstanding securities sold as of December 31, 2025 and 2024.

The maximum amount of cash collateral received and securities collateral liability under secured borrowing agreements during the years ended December 31, 2025 and 2024 was zero and $20 million, respectively. There was no outstanding cash collateral received as of December 31, 2025 and 2024. There was no outstanding securities collateral liability as of December 31, 2025 and 2024.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by U.S. Treasury securities, U.S. agency securities, U.S. corporate bonds and/or U.S. equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 95 days and are indemnified by the Company's securities lending agent against counterparty default. The Company mitigates risks from counterparty default and price movements of the collateral received by mandating short maturities, applying proper haircuts and monitoring fair values daily.

The Company has a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2025 and 2024. The reverse repurchase agreements used are both bilateral and tri-party trades.

The following table presents the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity:

	Maximum Amount				Ending Balance
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Overnight and continuous	$700	$950	$925	$1,350	$450	$725	$850	$950
30 days or less	150
31 to 90 days	550	1,400	2,000	2,800	150	150	2,000	2,700
Over 90 days	1,825	2,425	2,925	3,925	1,825	2,425	1,175	1,575

December 31, 2024:
Overnight and continuous	$1,025	$860	$590	$475	$400	$300		$400
30 days or less	4,490	3,965	1,600		790	650
31 to 90 days	2,850	2,550	1,500	425	2,250	990		350
Over 90 days				1,000				1,000

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during and as of the periods presented are as follows. None of the bonds acquired were nonadmitted.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Maximum amount	$2,789	$3,622	$4,317	$6,029
Ending balance	2,536	3,471	4,249	5,512

December 31, 2024:
Maximum amount	$4,131	$4,116	$2,196	$1,820
Ending balance	3,608	2,037		1,819

The following table presents the fair value of securities acquired by the Company under reverse repurchase-secured borrowings by NAIC designation:

	None	NAIC 1	NAIC 2	Total
	(In Millions)
December 31, 2025:
Bonds:
Issuer credit obligations		$492	$888	$1,380
Asset-backed securities		3,701		3,701
Common stock	$431			431
Total	$431	$4,193	$888	$5,512

December 31, 2024:
Bonds		$181	$544	$725
LBASS		874		874
Common stock	$220			220
Total	$220	$1,055	$544	$1,819

The following table presents the allocation of aggregate collateral pledged under reverse repurchase-secured borrowings by remaining contractual maturity:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Millions)
Overnight and continuous	$950	$950	$400	$400
30 days or less
31 to 90 days	2,700	2,700	350	350
Over 90 days	1,575	1,575	1,000	1,000

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Maximum amount	$2,675	$3,450	$4,100	$5,725
Ending balance	2,425	3,300	4,025	5,225

December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during and as of the periods presented are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In Millions)
December 31, 2025:
Maximum amount	$2,675	$3,450	$4,100	$5,725
Ending balance	2,425	3,300	4,025	5,225

December 31, 2024:
Maximum amount	$3,965	$3,890	$2,090	$1,750
Ending balance	3,440	1,940		1,750

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed above.

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate carrying value of working capital finance investments (WCFI) by designation:

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
	(In Millions)
December 31, 2025:
WCFI Designation 1	$368		$368
WCFI Designation 2	400		400
Total	$768	$—	$768

December 31, 2024:
WCFI Designation 1	$357		$357
WCFI Designation 2	275		275
Total	$632	$—	$632

The table below presents the aggregate maturity distribution on the underlying working capital finance programs:

	December 31,
	2025	2024
	(In Millions)
Up to 180 days	$670	$612
181 to 365 days	98	20
Total	$768	$632

INVESTMENTS IN SCA ENTITIES

The carrying value of investments in SCA entities consisted of the following:

	December 31,
	2025	2024
	(In Millions)
Common stocks:
PL&A	$622	$600

Other invested assets:
PAH	9,000	6,156
PLFA	47	41
PSD	31	33

Nonadmitted assets:
PAR Vermont	219	145
PBRC	123	133
PGAM	30	31

The Company carries its investment in PL&A, its wholly owned State of Arizona domiciled life insurance common stock subsidiary, based on its underlying audited statutory surplus.

Pacific Asset Holding LLC (PAH) is a wholly owned subsidiary carried based on its audited U.S. GAAP equity. Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance subsidiary 99% owned by the Company and 1% owned by PL&A and is carried based on its underlying audited U.S. GAAP equity. The Company carries its investment in Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity, adjusted to a statutory basis of accounting.

The Company carries its investments in its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. The Company nonadmits the carrying values of PAR Vermont and PBRC due to the use of approved practices in Vermont impacting their admitted assets. Pacific Global Asset Management LLC (PGAM) is a wholly owned non-insurance subsidiary of the Company and is nonadmitted due to an audit not being performed.

The Company also has non-insurance SCA investments that are classified as SSAP No. 97 8b(iii) entities. The table below presents the gross and admitted amounts of these investments. The Company received responses from the NAIC for all required SCA filings, and no SCA investment valuations were disallowed or required to be resubmitted.

	December 31,
	2025		2024
	(In Millions)
Pacific Funds PLFA Large Cap Bond Alpha			$2	(1)
Pacific Funds PLFA QQQ Bond Alpha P			3	(1)
Pacific Funds PLFA QQQ Bond Alpha			3	(1)
PSF ESG Diversified Growth Class I			14	(1)
Pacific Select Funds EQPL	$20	(1)
Pacific Select Fund PLFA LARGE CAP BND A	3	(2)
Pacific Optimization Moderate	2	(2)	1	(2)
Other	1		4
Total	$26		$27

(1) Includes NAIC Sub-1 filing types.

(2) Includes NAIC Sub-2 filing types.

INVESTMENTS IN TAX CREDIT STRUCTURES

Investments in tax credit structures reported in other invested assets were $399 million and $49 million as of December 31, 2025 and 2024. For the year ended December 31, 2025, the Company recognized $15 million of tax benefits related to these investments and $9 million of investment amortization.

Tax credits expected to be generated in future years are as follows:

Amount
(In Millions)
Year Ending December 31:
2026	$24
2027	42
2028	47
2029	48
2030	48
Thereafter	248
Total	$457

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2025:
Farm	6.95%	5.85%
Construction and land development	7.98%	6.64%
Multi-family residential	16.38%	8.25%
Commercial	7.13%	5.38%

Year Ended December 31, 2024:
Farm	7.25%	5.80%
Construction and land development	9.48%	8.72%
Multi-family residential	13.50%	8.75%
Commercial	8.97%	5.90%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 99% as of December 31, 2025 and 2024, respectively.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2025:
Current	$996	$1,105	$19,516		$21,617
30 to 59 days past due	15	110			125
60 to 89 days past due	7	24			31
90 to 179 days past due		33			33
Over 180 days past due	9	15	32		56
Total	$1,027	$1,287	$19,548	$—	$21,862

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$18		$1,551		$1,569

	Farm	Residential	Commercial	Mezzanine	Total
	(In Millions)
December 31, 2024:
Current	$929	$811	$17,659	$107	$19,506
30 to 59 days past due	10	33			43
60 to 89 days past due		5			5
90 to 179 days past due	2	2			4
Over 180 days past due	4		34		38
Total	$945	$851	$17,693	$107	$19,596

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19		$1,096	$107	$1,222

(1)	Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $4.0 billion and $3.0 billion as of December 31, 2025 and 2024, respectively.

The Company's investment in impaired commercial mortgage loans was $32 million and $34 million as of December 31, 2025 and 2024, respectively. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Impairment loss recorded		$8	$183
Average recorded investment	$32	17	112
Interest income recognized			22
Recorded investment on nonaccrual status	32	34	73
Mortgage loans derecognized as a result of foreclosure	5	245	30
Real estate and other collateral recognized as a result of foreclosure	5	245	30

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans were as follows:

	December 31, 2025		December 31, 2024
	($ In Millions)
Atlantic	$7,306	33%	$6,139	31%
Pacific	6,098	28%	6,101	31%
South Central	2,573	12%	1,938	10%
North Central	2,541	11%	2,192	11%
Mountain	1,925	9%	1,819	9%
New England	1,268	6%	1,258	7%
Canada	151	1%	149	1%
Total	$21,862	100%	$19,596	100%

As of December 31, 2025 and 2024, the carrying value of the largest single commercial loan was $352 million and $456 million, respectively. As of December 31, 2025, the total carrying value of multiple commercial loans with a single sponsor was $584 million. As of December 31, 2024, the total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $604 million.

For commercial mortgage loans, the Company reviews performance and credit quality on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DSCR) and loan-to-value (LTV) ratio. The DSCR compares the collateral’s net operating income to its debt service payments. DSCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DSCR indicates a greater excess of net operating income over the debt service cost. The LTV ratio compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV ratio indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which includes those that are classified as restructured, delinquent, or in foreclosure, as well as loans with higher LTV ratios and lower DSCRs. The DSCRs and LTV ratios are updated routinely.

For agricultural mortgage loans, the Company’s primary credit quality indicator is the LTV ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated. The original loan DSCR is reviewed in detail prior to loan funding and is not updated or recalculated unless special circumstances warrant a review.

For residential mortgage loans, the Company reviews performance and credit quality on an on-going basis including loan payment delinquencies and collateral performance. Residential loan credit models are run periodically using updated model inputs. Results are compared to initial loss adjusted returns to actual performance and market level prices, yields and spreads, and each loan is priced monthly. In addition to LTV ratio and borrower income qualifications, the borrower's credit score is considered based on the Fair Isaac Corporation (FICO) model, where applicable. FICO scores can range from 300 to 850, with the higher number indicating a better credit quality. The original loan metrics and borrower information (LTV ratio, FICO score, income verification, and borrower profile) are reviewed in detail prior to purchase and are not updated or recalculated unless special circumstances warrant a review.

The following tables present the recorded investment in mortgage loans by credit quality indicator:

	Commercial		Agricultural
	December 31,		December 31,
	2025	2024	2025	2024
	(In Millions)
LTV ratio:
Less than or equal to 65%	$11,838	$10,842	$1,025	$941
Greater than 65% to 75%	4,951	2,631	2	4
Greater than 75% to 100%	2,581	3,963
Greater than 100%	178	364
Total	$19,548	$17,800	$1,027	$945

DSCR:
Greater than 1.2x	$13,033	$12,458	$692	$679
Greater than 1.0x to 1.2x	1,765	876	296	247
Less than or equal to 1.0x	689	1,035	39	19
Construction (1)	4,061	3,431
Total	$19,548	$17,800	$1,027	$945

	Residential
	December 31,
	2025	2024
	(In Millions)
FICO score:
Greater than 780	$180	$114
Less than or equal to 780	865	502
Not available (2)	52	43
Construction (1)	190	192
Total	$1,287	$851

(1)	Credit quality for construction loans is based on LTV ratio, loan payment performance, and the construction progress and related costs for the underlying collateral project.

(2)	Represents loans for which a FICO score is not available or not required, including those underwritten primarily on collateral value, guarantor creditworthiness, borrower liquidity, or loans to foreign nationals without a U.S. credit history.

DEBT RESTRUCTURING

As of December 31, 2025 and 2024, the Company had investments in restructured loans and bonds of $32 million and $34 million, respectively.

The Company did not have any modifications classified as troubled debt restructurings during the years ended December 31, 2025 and 2024. During the year ended December 31, 2023, the Company modified two mortgage loans with a total carrying value of $323 million. The Company granted two term extensions on one of the loans with a carrying value of $291 million during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The loan matured in 2024. The Company granted a term extension of four months on the other loan with a carrying value of $32 million during the year ended December 31, 2023. This loan is in the process of foreclosure. The modifications qualified as troubled debt restructurings, and a total impairment loss of $38 million was recorded.

ADMITTED NEGATIVE (DISALLOWED) IMR

Gross and admitted net negative (disallowed) IMR consisted of the following:

	December 31,
	2025	2024
	(In Millions)
General account	$204	$95
Insulated separate account	7	7
Total	$211	$102

Admitted net negative (disallowed) IMR was 1.79% and 0.94% of adjusted capital and surplus of $11.8 billion and $10.9 billion as of December 31, 2025 and 2024, respectively. Unamortized gains and losses allocated to the IMR related to derivatives recorded at fair value were zero as of December 31, 2025 and $39 million and $36 million, respectively, as of December 31, 2024.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV):

	December 31, 2025
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer credit obligations			$73		$73
Asset-backed securities		$8			8
Total bonds	—	8	73	—	81
Preferred stocks:
Industrial and miscellaneous		3	54		57
Common stocks:
Industrial and miscellaneous			106		106
Affiliates (1)	$26				26
Total common stocks	26	—	106	—	132
Derivatives:
Foreign currency and interest rate swaps		310			310
Equity derivatives	82		3,285		3,367
Total derivatives	82	310	3,285	—	3,677
Other invested assets			5		5
Separate account assets	67,012		595	$3,095	70,702
Total	$67,120	$321	$4,118	$3,095	$74,654

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$975			$975
Equity derivatives			$24		24
Total derivatives	—	975	24	—	999
Separate account liabilities - derivatives (2)		1			1
Total	$—	$976	$24	$—	$1,000

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
	(In Millions)
Assets:
Bonds:
Issuer obligations		$1	$27		$28
Preferred stocks:
Industrial and miscellaneous			1		1
Common stocks:
Industrial and miscellaneous	$49		79		128
Affiliates (1)	27				27
Total common stocks	76	—	79	—	155
Derivatives:
Foreign currency and interest rate swaps		352			352
Equity derivatives	9		2,815		2,824
Total derivatives	9	352	2,815	—	3,176
Other invested assets			198		198
Separate account assets	62,698			$1,645	64,343
Total	$62,783	$353	$3,120	$1,645	$67,901

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$933			$933
Equity derivatives			$26		26
Total	$—	$933	$26	$—	$959

(1) Consists of mutual funds managed by affiliated entities.

(2) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual tranches (reported in other invested assets), preferred stocks, and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally-developed valuations of fair value did not produce material differences in the fair value of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

DERIVATIVE INSTRUMENTS

Derivative instruments, including those reported in the separate account liabilities, are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency swaps, interest rate swaps, equity options and equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company values certain derivatives that are designated as cash flow hedges in the same manner as the hedged item, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency swaps, interest rate swaps and total return swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction.

The fair value of assets in the separate accounts in Level 2 consists of bonds and derivatives based on the valuation methods described above. The fair value of assets in the separate accounts in Level 3 consists of bonds and derivatives based on valuation methods described above and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the NAV obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually or annually. The remaining lockup period ranges from zero to 23 months as of December 31, 2025. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2025.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out	Included in	Included in					December 31,
	2025	Level 3 (1)	of Level 3 (1)	Net Income	Surplus	Purchases	Issuances	Sales	Settlements	2025
	(In Millions)
Bonds:
Issuer credit obligations	$19	$69	($7)	($9)	$1					$73
Asset-backed securities	8	26	(27)	(2)	1				($6)	—
Preferred stocks:
Industrial and misc	1	38			13		$2			54
Common stocks:
Industrial and misc	79			8		$129		($110)		106
Derivatives, net	2,789			1,254	51	1,757			(2,590)	3,261
Other invested assets	198		(2)		5	5			(201)	5
Separate account assets				(32)	129	499		(1)		595
Total	$3,094	$133	($36)	$1,219	$200	$2,390	$2	($111)	($2,797)	$4,094

				Total Gains or (Losses)
	January 1,	Transfers Into	Transfers Out	Included in	Included in				December 31,
	2024	Level 3 (1)	of Level 3 (1)	Net Loss	Surplus	Purchases	Sales	Settlements	2024
	(In Millions)
Bonds	$7	$26	($7)		($2)	$1		$2	$27
Preferred stocks:
Industrial and misc	1								1
Common stocks:
Industrial and misc	65			$4		52	($42)		79
Derivatives, net	2,076			1,186	140	1,531	(1)	(2,143)	2,789
Other invested assets	169				2	30		(3)	198
Total	$2,318	$26	($7)	$1,190	$140	$1,614	($43)	($2,144)	$3,094

(1) Transfers in and/or out are recognized at the end of each quarter.

For the year ended December 31, 2025, transfers into Level 3 were primarily due to the decreased availability and use of market observable inputs to estimate fair value. The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of independent pricing services. For the year ended December 31, 2024, transfers into/out of Level 3 were due to carrying value adjustments down to fair value.

The admitted values and fair values of the Company's financial instruments are presented in the following table:

	December 31, 2025
	Fair	Admitted
	Value	Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds:
Issuer credit obligations	$61,890	$64,954		$55,820	$6,070
Asset-backed securities	26,315	26,583		19,943	6,372
Preferred stocks	57	57		3	54
Common stocks (1)	132	132	$26		106
Mortgage loans	21,312	21,862		19,293	2,019
Cash, cash equivalents and short-term investments	2,430	2,431	2,386	43	1
Contract loans	8,795	8,795			8,795
Derivatives, net	2,076	2,860	82	(1,267)	3,261
Securities lending reinvested collateral assets	5,523	5,523		5,523
Other invested assets (1)	1,443	1,480		1,015	428
Separate account assets	82,785	82,989	67,382	10,146	2,162	$3,095
Liabilities:
Liability for deposit-type contracts (2)	38,128	37,584		30,099	8,029
Separate account liability for deposit-type contracts	6	6			6

	December 31, 2024
	Fair	Admitted
	Value	Value	Level 1	Level 2	Level 3	NAV
	(In Millions)
Assets:
Bonds	$76,800	$82,251		$68,079	$8,721
Preferred stocks	1	1			1
Common stocks (1)	155	155	$76		79
Mortgage loans	18,332	19,596		16,875	1,457
Cash, cash equivalents and short-term investments	2,864	2,864	2,844	20
Contract loans	8,527	8,527			8,527
Derivatives, net	1,390	2,173	9	(1,408)	2,789
Securities lending reinvested collateral assets	1,793	1,793		1,793
Other invested assets (1)	1,027	1,076		802	225
Separate account assets	71,598	72,114	62,698	6,849	406	$1,645
Liabilities:
Liability for deposit-type contracts (2)	28,405	28,687		21,482	6,923
Separate account liability for deposit-type contracts	8	8			8

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit. The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2025 and 2024:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse repurchase agreements have fair values that approximate their carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers, WCFIs that are NAIC rated 1 or 2 and investments in tax credit structures. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment. The fair value of investments in tax credit structures is derived using an income valuation approach, based on a discounted cash flow calculation that uses an internally determined discount rate. Therefore, investments in tax credit structures are classified as Level 3.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk and the use of observable inputs, such as quoted prices for identical or similar instruments from third-party pricing services. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates. The fair value of liabilities in the separate accounts in Level 2 consists of derivatives based on the valuation methods described above.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rates, foreign currency, and equity risk, (collectively “market risk”) and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

The following table summarizes the notional amount, net carrying value, and net fair value of the Company's derivative instruments by type. Cash collateral received from or pledged to counterparties is not included in the amounts below. Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

	Notional Amount	Net Carrying Value	Net Fair Value
	(In Millions)
December 31, 2025:
Equity options	$76,632	$3,261	$3,261
Equity futures	2,851	82	82
Foreign currency swaps	11,047	253	63
Interest rate swaps	17,681	(736)	(1,330)
Total	$108,211	$2,860	$2,076

December 31, 2024:
Equity options	$69,335	$2,789	$2,789
Equity futures	2,135	9	9
Foreign currency swaps	8,546	157	11
Interest rate swaps	11,414	(782)	(1,419)
Total	$91,430	$2,173	$1,390

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $2.3 billion as of December 31, 2025 and 2024. Cash collateral pledged to counterparties was $546 million and $609 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company accepted collateral, consisting of various securities, of $1.0 billion and $224 million, respectively, which are held in separate custodial accounts. As of December 31, 2025 and 2024, none of this collateral was repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. Cash pledged for initial margin was $82 million and $9 million as of December 31, 2025 and 2024, respectively. Assets pledged to satisfy this requirement for initial margin were $69 million and $86 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company provided collateral in the form of various securities of $1.4 billion and $1.3 billion, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2025, 2024 and 2023, $1.1 billion, $932 million and $841 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2025, 2024 and 2023, the Company recorded $5 million, $12 million and $30 million, respectively, in unrealized capital gains resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 40 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company may utilize total return swaps, exchange-traded futures and equity options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments during and as of the periods presented are as follows:

	December 31, 2025			December 31, 2024
	Asset	Liability	Average Asset (Liability)	Asset	Liability	Average Asset (Liability)
	(In Millions)
Equity options	$722		$593	$650		$554
Equity futures	82		65	9		30
Equity total return swaps						(1)
Foreign currency swaps	286	$215	112	352	$151	174
Interest rate swaps	3	129	(108)		119	(73)
Total	$1,093	$344	$662	$1,011	$270	$684

The following table summarizes the impact from derivative instruments not designated as hedging instruments on surplus and results of operations:

	Year Ended December 31, 2025
	Surplus	Net Realized Capital Gains (Losses)	Net Investment Income
	(In Millions)
Equity options	$51	$767	($563)
Equity futures	(40)	(430)
Foreign currency swaps	(130)		22
Interest rate swaps	(9)		(11)
Total	($128)	$337	($552)

	Year Ended December 31, 2024
	Surplus	Net Realized Capital Gains (Losses)	Net Investment Income
	(In Millions)
Equity options	$140	$585	($349)
Equity futures	159	(435)
Equity total return swaps	2		(8)
Foreign currency swaps	25	8	40
Interest rate swaps		29	(5)
Total	$326	$187	($322)

	Year Ended December 31, 2023
	Surplus	Net Realized Capital Gains (Losses)	Net Investment Income
	(In Millions)
Equity options	$250	$164	($262)
Equity futures	(163)	(201)
Equity total return swaps	(2)		(16)
Foreign currency swaps	(80)		19
Interest rate swaps	(1)	(8)	(12)
Total	$4	($45)	($271)

For derivatives with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future premium commitments, derivative fair value with premium commitments and derivative fair value excluding impact of financing premiums:

Premium Payments Due
(In Millions)
Years Ending December 31:
2026	$49
2027	123
2028	25
Total	$197

	December 31,
	2025	2024
	(In Millions)
Undiscounted future premium commitments	$197	$247
Derivative fair value with premium commitments	580	649
Derivative fair value excluding impact of financing premiums	580	649

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedged obligation consists of a portion of the Company's guaranteed benefits on variable annuity contracts, including related minimum benefit guarantees that is sensitive to interest rate movement. Changes in interest rates impact the present value of future product cash flows (discount rate), as well as the value of the investments comprising the account value to be assessed against the guarantee. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities:

	Deferred Assets	Deferred Liabilities
	(In Millions)
Amortization Year:
2026	$48
2027	48
2028	48
2029	48
Thereafter	158
Total	$350	$—

The following table presents the rollforward of future amortization and total deferred balance:

	Years Ended December 31,
	2025	2024
	(In Millions)
Prior year total deferred balance	$396	$214
Current year amortization	(42)	(34)
Current year deferred recognition	(4)	216
Ending deferred balance	$350	$396

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108:

	Years Ended December 31,
	2025	2024
	(In Millions)
Total derivative fair value change		($37)
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108
Other changes
Fair value changes available for applicants under SSAP No. 108	$—	($37)

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned. The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of nonperformance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master netting agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master netting agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2025 and 2024, the Company’s financial strength ratings were above the specified level.

The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2025, 2024 and 2023. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

6.	INCOME TAXES

The components of net deferred tax assets (DTAs) and deferred tax liabilities (DTLs) are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$1,861	$100	$1,961	$1,977	$90	$2,067
Nonadmitted DTAs				205		205
Net admitted DTAs	1,861	100	1,961	1,772	90	1,862
DTLs	139	998	1,137	139	714	853
Net admitted DTAs (DTLs)	$1,722	($898)	$824	$1,633	($624)	$1,009

				Change during 2025
				Ordinary	Capital	Total
				(In Millions)
Gross DTAs				($116)	$10	($106)
Nonadmitted DTAs				(205)		(205)
Net admitted DTAs				89	10	99
DTLs					284	284
Net admitted DTAs (DTLs)				$89	($274)	($185)

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2025			December 31, 2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation	$824		$824	$1,009		$1,009
Adjusted gross DTAs expected to be realized following the balance sheet date	824		824	1,009		1,009
Adjusted gross DTAs allowed per limitation threshold			2,063			1,670
Adjusted gross DTAs offset by gross DTLs	139	$998	1,137	139	$714	853
DTAs admitted as the result of application of SSAP No. 101	$963	$998	$1,961	$1,148	$714	$1,862

				Change during 2025
				Ordinary	Capital	Total
				(In Millions)
Adjusted gross DTAs expected to be realized after application of the threshold limitation				($185)		($185)
Adjusted gross DTAs expected to be realized following the balance sheet date				(185)		(185)
Adjusted gross DTAs allowed per limitation threshold						393
Adjusted gross DTAs offset by gross DTLs					$284	284
DTAs admitted as the result of application of SSAP No. 101				($185)	$284	$99

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows:

	December 31,
	2025	2024
	($ In Millions)
Ratio percentage	1,073%	1,007%
Amount of adjusted capital and surplus	$13,750	$11,134

As of December 31, 2025 and 2024, there was no impact on adjusted gross and net admitted DTAs due to tax planning strategies. The Company's tax planning strategies did not include the use of reinsurance.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2025	2024	2023	2025-2024	2024-2023
	(In Millions)
Federal income taxes	$243	$79	($26)	$164	$105
Federal income taxes on net capital gains (losses)	64	(8)	57	72	(65)
Other			5		(5)
Total	$307	$71	$36	$236	$35

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2025	2024	Change
	(In Millions)
DTAs:
Ordinary:
Policyholder reserves	$968	$899	$69
Deferred acquisition costs	697	600	97
Tax credit carryforward	99	344	(245)
Compensation and benefits accrual	81	75	6
Fixed assets	5	45	(40)
Policyholder dividend accruals	1	2	(1)
Other	10	12	(2)
Total	1,861	1,977	(116)
Nonadmitted DTAs		205	(205)
Admitted ordinary DTAs	1,861	1,772	89

Capital:
Investments	98	90	8
Net capital loss carry-forward	2		2
Admitted capital DTAs	100	90	10
Admitted DTAs	1,961	1,862	99

DTLs:
Ordinary:
Investments	136	133	3
Other	3	6	(3)
Total	139	139	—

Capital:
Investments	998	714	284

DTLs	1,137	853	284

Net admitted DTAs	$824	$1,009	($185)

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2025	2024	Change
	(In Millions)
Total DTAs	$1,961	$2,067	($106)
Total DTLs	1,137	853	284
Net DTAs	$824	$1,214	(390)
Excluding tax effect of unrealized gains (losses)			75
Change in net deferred income tax			(315)
Tax credits not reflected in change in net deferred income tax			245
Change in net operating deferred income tax			($70)

Federal income tax expense (benefit) is different from that which would be incurred by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Provision computed at statutory rate	$364	$31	$1
Tax impact from surplus including reinsurance	90	24	(20)
Taxable derivative gains	23	49	46
Tax impact from affiliates	3	22	(3)
Tax exempt interest	(12)	(9)	(9)
Taxes allocated under tax sharing agreement	(13)	(16)	(19)
Interest accrual	(17)	(25)
Tax credits	(27)	(19)	(18)
Separate account dividends received deduction	(28)	(29)	(26)
Other	(6)	(15)	(10)
Total statutory income tax	$377	$13	($58)

Federal income taxes incurred	$307	$71	$36
Change in net deferred income taxes	70	(58)	(94)
Total statutory income tax	$377	$13	($58)

As of December 31, 2025, the Company had $99 million of tax credit carry-forwards that originated in 2023 and 2024 and expire in 2043 and 2044.

The Company had no adjustments of DTAs and DTLs for enacted changes in tax laws or a change in tax status other than the impact from the One Big Beautiful Bill Act (OBBB) discussed below. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital
	(In Millions)
2025 estimated		$64
2024
2023		41

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2025.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2022. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 was effective January 1, 2023 and imposed a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three‑year average adjusted financial statement income over $1.0 billion. The Company is part of the PMHC consolidated group which has determined that it is an applicable reporting entity for purposes of the CAMT beginning in 2024. CAMT has not been recognized in the Company's financial statements - statutory basis for the years ended December 31, 2025 and 2024 because the PMHC consolidated group's regular tax liability exceeded its CAMT liability.

In July 2025, OBBB was enacted into law. The legislation includes a broad range of tax reform provisions affecting businesses, including extensions and modifications to certain provisions of the Tax Cuts & Jobs Act, as well as expansions and accelerations of provisions under the Inflation Reduction Act. While most provisions are effective January 1, 2026, certain provisions are retroactive to an earlier date in 2025. The Company has evaluated the impact of OBBB and concluded that it does not have a material impact on the financial statements - statutory basis for the year ended December 31, 2025.

7.	BORROWED MONEY

The Company maintains a commercial paper program with $1.0 billion of capacity as of December 31, 2025 and 2024. There was no commercial paper debt outstanding as of December 31, 2025 and 2024. In May 2025, the Company entered into a new senior revolving credit facility with a total borrowing capacity of $1.5 billion, replacing its existing $1.0 billion facility. The new facility includes Pacific Life Re International Limited (RIBM), a wholly-owned indirect subsidiary of Pacific LifeCorp, as an additional borrower and has a maturity date of May 2030. Under the terms of the agreement, the Company and Pacific LifeCorp may borrow up to the full commitment amount, while RIBM may borrow up to $500 million. This facility serves as a back-up line of credit to the commercial paper program. Borrowings under this facility bear interest at variable rates. There were no amounts outstanding as of December 31, 2025 and 2024. The revolving credit facility has certain debt covenants and the Company was in compliance with those debt covenants as of December 31, 2025.

The Company maintains a reverse repurchase line of credit with an unaffiliated financial institution. There was no debt outstanding in connection with this line of credit as of December 31, 2025 and 2024.

The Company is a member of the Federal Home Loan Bank (FHLB) of Topeka. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company may utilize these funds for spread margin business or as a source of additional liquidity. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $9.2 billion and $7.8 billion as of December 31, 2025 and 2024, respectively. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company.

The advances received as additional liquidity under short-term debt arrangements are accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. In addition, the Company issues funding agreements to the FHLB in exchange for cash advances. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	December 31, 2025			December 31, 2024
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
General Account: (1)
Total collateral pledged	$13,286	$13,580	$2,290	$10,930	$11,609	$1,690
Maximum collateral pledged	13,286	13,580	2,290	10,930	11,609	1,690

(1)	The Company has a Subsidiary Collateral and Security Agreement with PAH to pledge certain affiliate collateral to the FHLB on behalf of the Company.

The amount borrowed from the FHLB is as follows:

	December 31, 2025		December 31, 2024
	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	(In Millions)
Funding agreements	$2,290	$2,298	$1,690	$1,696
Total	$2,290	$2,298	$1,690	$1,696

The maximum borrowing from FHLB is as follows:

	General Account
	Years Ended December 31,
	2025	2024
	(In Millions)
Debt	$354	$100
Funding agreements	2,290	1,890
Total	$2,644	$1,990

The Company's debt borrowings from FHLB are not subject to prepayment obligations. The Company's funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2025 and 2024, the Company held $105 million and $78 million, respectively, of restricted FHLB of Topeka stock, primarily consisting of membership Class B stock, which is recorded in common stock. None of the membership stock is eligible for redemption.

In March 2025, the Company entered into an agreement with the Federal Agricultural Mortgage Corporation (Farmer Mac), under which the Company can issue up to $900 million of funding agreements to a subsidiary of Farmer Mac. The Company may utilize these funds for spread margin business or as a source of additional liquidity. As of December 31, 2025, the Company had $100 million of fixed rate funding agreements with Farmer Mac. As of December 31, 2025, agricultural mortgage loans of $896 million were pledged as collateral for the funding agreements.

8.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2025 statutory results, the Company could pay up to $918 million in dividends in 2026 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

The Company paid a $50 million ordinary cash dividend to Pacific LifeCorp during the year ended December 31, 2025. No dividends were paid during the years ended December 31, 2024 and 2023.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented or reduced by cumulative net unrealized gains was $1.7 billion and $1.2 billion as of December 31, 2025 and 2024, respectively.

SPECIAL SURPLUS FUNDS

During the years ended December 31, 2025 and 2024, changes in the balance of special surplus funds from the prior year were due to admittance of negative IMR and unrealized gain/(loss) from derivatives under SSAP No. 108. There were no significant changes in the balance of special surplus funds for the year ended December 31, 2023.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2025	2024
	(In Millions)
2009 Surplus Notes	$300	$300
2013 Surplus Note	406	406
2017 Surplus Notes	749	749
2025 Surplus Notes	750
Total	$2,205	$1,455

2009 Surplus Notes:

In June 2009, the Company issued $1.0 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933. Total interest and principal paid on a cumulative basis was and $1.1 billion and $700 million, respectively, as of December 31, 2025. Interest paid on the 2009 Surplus Notes amounted to $28 million for the years ended December 31, 2025, 2024 and 2023, and is included in net investment income. During the years ended December 31, 2025 and 2024, no principal was paid. In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR). During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2025, total unamortized gains were $76 million. Amortization totaled $3 million for the years ended December 31, 2025, 2024 and 2023.

2013 Surplus Note:

In January 2013, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $275 million and $90 million, respectively, as of December 31, 2025. Interest paid on the 2013 Surplus Note amounted to $12 million, $21 million and $21 million for the years ended December 31, 2025, 2024 and 2023, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2025, 2024 and 2023.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048. Total interest and principal paid on a cumulative basis was $258 million and zero, respectively, as of December 31, 2025. Interest paid on the 2017 Surplus Notes amounted to $32 million for the years ended December 31, 2025, 2024 and 2023, and is included in net investment income. There was no principal paid during the years ended December 31, 2025, 2024 and 2023.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1993. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

2025 Surplus Notes:

In September 2025, with the approval of the Director of the NE DOI, the Company issued $750 million surplus notes at a fixed interest rate of 5.95%, maturing on September 15, 2055 (2025 Surplus Notes). Interest is payable semiannually on March 15 and September 15. The 2025 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933. The Company may redeem all or a portion of the 2025 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2025 Surplus Notes may be made only out of the Company's surplus and with the prior approval of the Director of the NE DOI. The 2025 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company.

9.	RELATED PARTY TRANSACTIONS

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. Effective March 2024, PL&A provides certain administrative and special services to the Company under an administrative service agreement. For the years ended December 31, 2025, 2024 and 2023, the Company received $158 million, $132 million and $138 million, respectively, for services provided to, and paid $20 million, $17 million, and $16 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2025 and 2024, the Company reported $127 million and $338 million, respectively, due from other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages.

The following table presents capital contributions to subsidiaries:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
PL&A			$49
PAH	$3,850	$2,507	1,061
Total	$3,850	$2,507	$1,110

Distributions to the Company from subsidiaries are summarized below:

	Years Ended December 31,			Years Ended December 31,
	2025	2024	2023	2025	2024	2023
	Net Investment Income			Return of Capital
	(In Millions)
PAH	$409	$50	$212	$1,006	$604	$249
PLFA	78	91	98
PAR Vermont					50
PGAM	32	21		3		40
Total	$519	$162	$310	$1,009	$654	$289

PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $738 million, $582 million and $486 million during the years ended December 31, 2025, 2024 and 2023, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $73 million, $74 million and $69 million, included in commission expense, for the years ended December 31, 2025, 2024 and 2023, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third-party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.8 billion and $3.5 billion as of December 31, 2025 and 2024, respectively. Related to these contracts, the Company received $487 million, $78 million, and $241 million of premiums and annuity considerations and paid $226 million, $219 million and $217 million of current and future policy benefits for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $6.7 billion and $5.9 billion as of December 31, 2025 and 2024, respectively.

The Company has reinsurance agreements with subsidiaries and affiliates. See Note 10.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at a variable interest rate. There were no borrowings outstanding as of 2024. The promissory note matured on March 31, 2025.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. There were no borrowings outstanding as of December 31, 2025 and 2024.

The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $3.0 billion including any outstanding loans under other affiliate lending agreements. The amount outstanding under the facility was zero and $200 million at an interest rate of 4.71% as of December 31, 2025 and 2024, respectively.

The Company entered into agreements with Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and RGBM, all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA, RIBM and RGBM, respectively. The guarantees for PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRA or RIBM and Pacific LifeCorp. PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Management believes that obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

During the years ended December 31, 2025, 2024 and 2023, participants previously covered by a group annuity contract at the Company were transferred to PL&A. As a result, the Company surrendered premium revenue and decreased reserves by $8 million, $51 million and $8 million, respectively.

10.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. These amounts primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2025, 2024 and 2023, premiums assumed were $438 million, $(9) million and $1.0 billion, respectively, and premiums ceded were $5.8 billion, $3.3 billion and $12.7 billion, respectively. As of December 31, 2025 and 2024, reserve credits recorded on ceded reinsurance were $22.5 billion and $19.0 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $321 million and $305 million as of December 31, 2025 and 2024, respectively, of which $75 million and $107 million, respectively, related to affiliates. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $440 million and $370 million as of December 31, 2025 and 2024, respectively, of which $112 million and $99 million, respectively, related to affiliates.

Restricted assets held under modified coinsurance reinsurance agreements and their related liabilities in the general account were $3.1 billion as of December 31, 2025. Restricted assets held under modified coinsurance reinsurance agreements and their related liabilities in the separate account were $1.4 billion as of December 31, 2025.

Restricted assets held under funds withheld reinsurance agreements and their related liabilities in the general account were $13.2 billion as of December 31, 2025.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $4.8 billion and $2.7 billion as of December 31, 2025 and 2024, respectively.

The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S.), Inc. (Scottish Re), a reinsurer whose financial condition deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. Scottish Re's reinsurance recoverable amounts from paid claims incurred prior to the reinsurance contract cancellation and which are not in dispute were $15 million as of December 31, 2025 and 2024, and are reported in other assets. Total amounts recoverable from Scottish Re's estate for claims incurred before the reinsurance contract cancellation and other amounts expected to be recovered were $1 million and $9 million, respectively, as of December 31, 2025 and 2024, and were nonadmitted. The net amount owed to Scottish Re’s estate was $45 million and $46 million as of December 31, 2025 and 2024, respectively, consisting of $60 million of contract claims reported in other liabilities and $15 million of uncollected premiums reported in other assets as of December 31, 2025 and $61 million of contract claims reported in other liabilities and $15 million of uncollected premiums reported in other assets as of December 31, 2024. As of December 31, 2025, timing of expected settlements of the reinsurance recoverables remains uncertain. The Company does not expect the reinsurer's financial deterioration to have a material adverse effect on the Company's financial statements - statutory basis as of December 31, 2025.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group's reinsurance company. Premiums ceded to this producer group amounted to $994 million, $474 million and $423 million for the years ended December 31, 2025, 2024 and 2023, respectively. Direct premiums written or produced by this producer group amounted to $1.6 billion, $497 million and $409 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company has issued policies that have been reinsured by Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company. Wells Fargo & Company provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

Effective April 2023, the Company entered into an agreement with Security Life of Denver Insurance Company to recapture two coinsurance/Yearly Renewable Term (YRT) agreements ceding varying amounts of mortality risk related to specific life business. For the year ended December 31, 2023, the coinsurance/YRT reserves recaptured were $354 million, reported in current and future policy benefits, and the assets received were $215 million, reported in premiums and annuity considerations.

In September 2023, the Company signed an indemnity reinsurance agreement with Hannover Life Reassurance Company of America (Bermuda) LTD to cede risks under certain indexed universal life insurance policies issued by the Company, effective December 31, 2023. The reinsurance will be on a coinsurance basis in respect of the Coinsurance Benefits under the Coinsured Policies and on a YRT basis in respect of the YRT benefits under the YRT reinsured policies. The amount of reserve credits taken was $12.2 billion as of December 31, 2024.

In April 2025, the Company executed a novation agreement transferring term life business reinsured from other direct writers to Hannover Life Reassurance Company of America (HLRUS). Under the terms of the novation, HLRUS assumed all of the Company's rights and obligations thereunder and became the direct reinsurer with the ceding companies. The Company derecognized assumed reserves of $113 million, net of the ceded impact of $92 million, offset by a cash settlement of $15 million, for a net gain of $6 million.

In August 2025, the Company and PL&A entered into an Assumption Reinsurance Agreement (the ARA) with Guaranty Association Benefits Company (GABC) pursuant to which the Company and PL&A will assume all of the remaining GABC liabilities previously assumed by GABC under the Restructuring Agreement (as defined below, and such liabilities, the GABC Liabilities) which was approved by the Liquidation Order (as defined below). The GABC Liabilities consist of certain remaining annuity obligations of the insolvent Executive Life Insurance Company of New York (ELNY), as restructured and enhanced under that certain Agreement of Restructuring in Connection with the Liquidation of Executive Life Insurance Company of New York, dated April 2012 (the Restructuring Agreement). In April 2012, the Supreme Court of the State of New York, County of Nassau (the Liquidation Court) entered an Order of Liquidation and Approval of the ELNY Restructuring Agreement (the Liquidation Order), which approved the Restructuring Agreement. The Restructuring Agreement provides that GABC should seek to transfer all of its assumed liabilities to a commercial insurer; hence, GABC entered the ARA with the Company and PL&A.

In December 2025, GABC gave public notice that it has petitioned the Liquidation Court for an order, in furtherance of the Liquidation Order to, inter alia, approve the ARA and the transactions it contemplates. A hearing on the petition is scheduled for March 2026 at the Liquidation Court. The assumption will have no significant impact to the Company's operations or surplus position.

CEDED AFFILIATED REINSURANCE

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation. PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The reinsurance agreement with PBRC is subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement.

The Company has reinsurance agreements with RGBM through which the Company retrocedes statutory reserves for a majority of the underlying YRT treaties on a 100% coinsurance basis to RGBM. As of June 2021, RGBM is recognized as a Reciprocal Jurisdiction Reinsurer in Nebraska.

Effective September 2024, the Company entered into a coinsurance with funds withheld agreement to cede certain group annuities to RGBM. As of December 31, 2024, the Company recognized a reserve credit of $1.0 billion. The transaction generated a gain, net of tax, of $134 million which was reported in unassigned surplus and will be recognized in future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

Effective September 2025, the Company entered into a modified coinsurance agreement to cede certain group annuities to RGBM. As part of this new agreement, the Company recognized a deferred reinsurance gain in unassigned surplus of $139 million. The Company will recognize these gains in the income statement with corresponding reductions in surplus during future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

Effective September 2025, the Company also amended and restated its existing coinsurance with funds withheld agreement with RGBM, originally effective September 2024, to cede an additional block of certain group annuities. As part of this new agreement, the Company recognized reserve credit of $2.5 billion and a deferred reinsurance gain in unassigned surplus of $200 million. The Company will recognize these gains in the income statement with corresponding reductions in surplus during future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

Effective December 2025, the Company entered into a 100 percent quota share, coinsurance agreement to cede certain term life policies to RGBM. As part of this new agreement, the Company recognized a reserve credit of $389 million and a deferred reinsurance gain in unassigned surplus of $184 million. The Company will recognize these gains in the income statement with corresponding reductions in surplus during future periods as earnings emerge from the business reinsured in accordance with NAIC SAP Appendix A-791.

The Company has assumed reinsurance agreements with affiliated reinsurer RIBM through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.1 billion and $2.0 billion as of December 31, 2025 and 2024, respectively.

Effective January 2024, an amendment was made to the existing in-force longevity treaties between the Company and RIBM. The Company increased the quota share assumed under the treaties and paid a ceding commission of $221 million to RIBM due to this transaction.

In December 2024, a retrocession treaty between the Company and RIBM was terminated. As of December 31, 2024, the Company derecognized $568 million of reserves and recognized a gain, net of tax, of $5 million.

During 2024, RIBM terminated certain assumed longevity reinsurance agreements in exchange for cash consideration of $81 million. This consideration was retroceded fully to the Company as part of the retrocession arrangement between RIBM and the Company.

11.	EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non-qualified defined benefit plan. As of December 31, 2025 and 2024, the benefit obligation and total liability recognized were $86 million and $80 million, respectively. The accrued benefit costs were $65 million and $63 million and the liability for pension benefits was $21 million and $17 million as of December 31, 2025 and 2024, respectively. The fair value of plan assets as of December 31, 2025 and 2024 was zero. Total net periodic benefit cost was $8 million, $8 million and $14 million for the years ended December 31, 2025, 2024 and 2023, respectively. Amounts in unassigned surplus that have not yet been recognized as components of net period benefit cost consisted of net prior service cost of zero and $1 million and net recognized gains of $21 million and $16 million as of December 31, 2025 and 2024, respectively.

Weighted average assumptions are as follows:

	Years Ended December 31,
Net Periodic Benefit Costs:	2025	2024	2023
Weighted average discount rate	5.10%	5.65%	5.30%
Interest crediting rates/Pre-1994 Retiree Reimbursement Agreement (RRA) subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.20%	5.00%	5.00%

	December 31,
	2025	2024
Projected Benefit Obligations:
Weighted average discount rate	4.90%	5.10%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.45%	5.20%

The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the pension and postretirement plans:

Amount
(In Millions)
Years Ending December 31:
2026	$7
2027	8
2028	9
2029	9
2030	10
2031 through 2035	51

POSTRETIREMENT BENEFIT PLAN

The Company provides a postretirement defined benefit health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2025 and 2024, the benefit obligation and total liability recognized were $4 million. The accrued benefit costs were $4 million and $5 million and the liability (asset) for pension benefits was $1 million and $(1) million as of December 31, 2025 and 2024, respectively. The fair value of the plan assets as of December 31, 2025 and 2024 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 100% of each employee’s contribution, up to a maximum of 5% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $62 million, $58 million and $51 million for the years ended December 31, 2025, 2024 and 2023, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2025 and 2024, the deferred amounts were $190 million and $175 million, respectively. The plan was credited $15 million, $13 million and $11 million for the years ended December 31, 2025, 2024 and 2023, respectively.

12.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2025 and 2024, the Company had $9.0 billion and $12.0 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes, which include the changes in separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, changes in CRVM expense allowances, and changes in additional actuarial reserves for Actuarial Guideline 38, are as follows:

	December 31,
	2025	2024
	(In Millions)
Ordinary
Life insurance	($151)	$111
Individual annuities	14	(4)
Group
Annuities	122	(25)
Total	($15)	$82

As of December 31, 2025 and 2024, there were $18 million and $21 million, respectively, in aggregate reserves for accident and health contracts.

13.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2025
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$14,493	$2,381		$16,874	18%
At book value less current surrender charge of 5% or more (1)	9,589			9,589	10%
At fair value			$51,133	51,133	54%
Total with market value adjustment or at fair value	24,082	2,381	51,133	77,596	82%
At book value without adjustment	9,693			9,693	10%
Not subject to discretionary withdrawal	7,264		3	7,267	8%
Total (gross: direct + assumed)	41,039	2,381	51,136	94,556	100%
Reinsurance ceded	1,143			1,143
Total (net)	$39,896	$2,381	$51,136	$93,413

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$1,464			$1,464

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2025
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
At fair value			$68	$68	0%
Not subject to discretionary withdrawal	$7,265	$10,480		17,745	100%
Total (gross: direct + assumed)	7,265	10,480	68	17,813	100%
Reinsurance ceded	3,440			3,440
Total (net)	$3,825	$10,480	$68	$14,373

Deposit-type Contracts:	December 31, 2025
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$202		$202	1%
At fair value		$7	7	0%
Total with market value adjustment or at fair value	202	7	209	1%
At book value without adjustment	4,589		4,589	12%
Not subject to discretionary withdrawal	32,891		32,891	87%
Total (gross: direct + assumed)	37,682	7	37,689	100%
Reinsurance ceded
Total (net)	$37,682	$7	$37,689

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2025
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$14,695	$2,381		$17,076	11%
At book value less current surrender charge of 5% or more (1)	9,589			9,589	6%
At fair value			$51,208	51,208	34%
Total with market value adjustment or at fair value	24,284	2,381	51,208	77,873	51%
At book value without adjustment	14,282			14,282	10%
Not subject to discretionary withdrawal	47,420	10,480	3	57,903	39%
Total (gross: direct + assumed)	85,986	12,861	51,211	150,058	100%
Reinsurance ceded	4,583			4,583
Total (net)	$81,403	$12,861	$51,211	$145,475

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2024
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$16,362			$16,362	12%
At book value less current surrender charge of 5% or more (1)	7,795			7,795	6%
At fair value			$48,796	48,796	37%
Total with market value adjustment or at fair value	24,157		48,796	72,953	55%
At book value without adjustment	11,797			11,797	9%
Not subject to discretionary withdrawal	38,202	$8,654	2	46,858	36%
Total (gross: direct + assumed)	74,156	8,654	48,798	131,608	100%
Reinsurance ceded	2,689			2,689
Total (net)	$71,467	$8,654	$48,798	$128,919

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Annuities	$43,716	$42,664
Supplementary contracts with life contingencies	5	6
Deposit-type contracts and funding agreements	37,682	28,797
Subtotal	81,403	71,467

Separate Accounts Annual Statement:
Annuities	64,065	57,444
Other contract deposit funds	7	8
Subtotal	64,072	57,452

Total	$145,475	$128,919

14.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves:

	December 31, 2025
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,511	$2,955	$3,010
Universal life with secondary guarantees	5,439	5,380	8,716
Indexed universal life	226	179	193
Indexed universal life with secondary guarantees	21,462	19,082	21,140
Other permanent cash value life insurance	8,820	9,617	9,946
Variable universal life	3,672	3,626	3,836	$17,951	$17,667	$17,662
Miscellaneous reserves			1

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,805
Disability - active lives (1)			40
Disability - disabled lives			28
Miscellaneous reserves			909
Total (direct + assumed)	42,130	40,839	49,624	17,951	17,667	17,662
Reinsurance ceded			17,913
Total (net)	$42,130	$40,839	$31,711	$17,951	$17,667	$17,662

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,565	$3,025	$3,069
Universal life with secondary guarantees	5,500	5,449	8,634
Indexed universal life	184	138	150
Indexed universal life with secondary guarantees	18,504	16,547	18,308
Other permanent cash value life insurance	9,208	10,006	10,319
Variable universal life	3,649	3,609	3,795	$14,268	$14,053	$14,045
Miscellaneous reserves			1

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,475
Disability - active lives (1)			32
Disability - disabled lives			20
Miscellaneous reserves			899
Total (direct + assumed)	39,610	38,774	46,702	14,268	14,053	14,045
Reinsurance ceded			16,357
Total (net)	$39,610	$38,774	$30,345	$14,268	$14,053	$14,045

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health in the Company's Annual Statement and related Separate Accounts Annual Statement:

	December 31,
	2025	2024
	(In Millions)
Annual Statement:
Life insurance section	$30,592	$29,297
Disability - active lives section	645	600
Disability - disabled lives section	18	16
Miscellaneous reserves section	456	432
Subtotal	31,711	30,345

Separate Accounts Annual Statement:
Life insurance section	17,662	14,045
Total	$49,373	$44,390

15.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2025		December 31, 2024
	Gross	Net of Loading	Gross	Net of Loading
	(In Millions)
Ordinary new business	($17)	($51)	($2)	($36)
Ordinary renewal	(341)	(348)	95	87
Group annuity	36	36	54	54
Total	($322)	($363)	$147	$105

16.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and amortization and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation and amortization expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non-operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation and amortization expense related to EDP equipment and non-operating software amounted to $35 million, $30 million and $25 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2025	2024
	(In Millions)
EDP equipment	$32	$39
Non-operating system software	393	367
Total	425	406
Accumulated depreciation and amortization	255	236
Net	170	170
Nonadmitted	167	164
Net admitted	$3	$6

17.	SEPARATE ACCOUNTS

The Company utilizes an insulated separate accounts to record and account for assets and liabilities related to variable annuities (individual and group), variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain separate accounts. In addition, the Company has a non-insulated separate account for registered index-linked annuities.

In accordance with the products recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The assets legally insulated and not legally insulated from the general account are attributed to the following products:

	December 31, 2025		December 31, 2024
	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
	(In Millions)
Variable annuities	$52,050		$49,643
Variable universal life	17,957		14,396
Group annuities	9,818		8,075
Registered index-linked annuities		$3,164
Total	$79,825	$3,164	$72,114	$—

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. Asset adequacy testing includes variable universal life, group annuities, and variable annuities, excluding registered index-linked annuities, separate accounts.

The Company has separate accounts with guarantees comprised of registered index-linked annuities and the group annuities business where the general account guarantees annuity payments if the separate account is unable to do so. Registered index-linked annuities assets are carried at amortized cost, and the related reserves are non-indexed with a guarantee of 4% or less subject to discretionary withdrawal with market value adjustment. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required.The Company's separate accounts without guarantees consist of the variable annuities and variable universal life businesses, with assets carried at fair value.

To compensate the general account for the risk taken, the separate account paid risk charges for the years ended December 31, 2025, 2024, 2023, 2022 and 2021 of $341 million, $347 million, $355 million, $352 million and $347 million, respectively.

For the years ended December 31, 2025, 2024, 2023, 2022 and 2021, the general account paid $11 million, $15 million, $31 million, $35 million and $10 million, respectively, toward the separate account guarantees.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value:

	December 31,
	2025	2024
	(In Millions)
Assets held at amortized cost	$12,287	$8,075
Fair value	12,090	7,566
Unrecorded unrealized gain (loss)	(197)	(509)

Information regarding the separate accounts of the Company is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Year Ended December 31, 2025				Year Ended December 31, 2024
	(In Millions)
Premiums, considerations or deposits	$2,355	$2,122	$6,781	$11,258		$2,375	$5,260	$7,635

	December 31, 2025				December 31, 2024
Reserves for accounts with assets at:	(In Millions)
Fair value			$68,873	$68,873			$62,843	$62,843
Amortized cost	$5,241	$7,620		12,861	$3,009	$5,645		8,654
Total	$5,241	$7,620	$68,873	$81,734	$3,009	$5,645	$62,843	$71,497

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$2,381			$2,381
At fair value			$68,870	68,870			$62,841	$62,841
Total with market value adjustment or at fair value	2,381	—	68,870	71,251	—	—	62,841	62,841
Not subject to discretionary withdrawal	2,860	7,620	3	10,483	$3,009	$5,645	2	8,656
Total	$5,241	$7,620	$68,873	$81,734	$3,009	$5,645	$62,843	$134,338

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$11,258	$7,632	$5,884
Transfers from separate accounts	9,284	7,938	5,928
Net transfers to (from) separate accounts	1,974	(306)	(44)
Reconciling adjustments:
Net lag gain (loss) for annuities in general account only		2	(1)

Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$1,974	($304)	($45)

For the year ended December 31, 2025, assets transferred as a sale for cash from the general account to the separate account were $156 million.

The Company does not engage in securities lending transactions or enter into repurchase or reverse repurchase agreements within the separate account.

18.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2025, the Company had $2.6 billion and $60 million of outstanding mortgage loan commitments in the general account and separate account, respectively, which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2025, the Company had $8.6 billion of commitments to fund investments in SCA entities, joint ventures, partnerships or limited liability companies.

As of December 31, 2025, the Company has commitments or contingent commitments related to investments in tax credit structures expected to be paid in the following years:

Amount
(In Millions)
Year Ending December 31:
2026	$87
2027	108
2028	108
2029	9
2030	2
Thereafter	19
Total	$333

As of December 31, 2025, the Company had $3.8 billion and $102 million of outstanding contractual obligations to acquire private placement securities for the general account and separate account, respectively.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California and Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $9 million, $15 million and $12 million for the years ended December 31, 2025, 2024 and 2023, respectively. Aggregate minimum future commitments are as follows:

Amount
(In Millions)
Year Ending December 31:
2026	$10
2027	10
2028	9
2029	9
2030 and thereafter	65
Total	$103

Certain rental commitments have renewal options extending through the year 2038. Some of these renewals are subject to adjustments in future periods.

CONTINGENCIES - LITIGATION

In the ordinary course of business, the Company is a respondent in a number of legal proceedings. Although the Company is confident of its position and the likelihood of an unfavorable outcome is low, it remains possible that a judge or jury could rule against the Company. It is the opinion of management, that such an outcome would be unlikely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for probable and reasonably estimable losses for litigation claims against the Company, if any.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Rev. Rul. 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of tax reform legislation in December 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by breaches of representations, warranties or covenants provided by the Company, among other things. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The Company is also subject to state and federal regulatory inquiries and examinations from time to time, which could result in fines or penalties. Because the amounts of these types of indemnifications and regulatory actions are often not explicitly stated, the overall maximum amount of the obligations under such indemnifications and regulatory actions cannot be reasonably stated. The Company has not historically made material payments for these types of indemnification and regulatory actions. However, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters, if any, are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments, and contractual provisions including a crediting rate reset that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2025 and 2024, the estimated liability was $4 million and $9 million, respectively. As of December 31, 2025 and 2024, the related premium tax receivable was $27 million and $36 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to subsidiaries and affiliates.

See Note 10 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F S E L E C T E D F I N A N C I A L D A T A

A S O F A N D F O R T H E Y E A R E N D E D D E C E M B E R 3 1 , 2 0 2 5

(In Millions)

Investment Income Earned
U.S. Government bonds
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	$4,294
Bonds of affiliates
Preferred stocks (unaffiliated)	3
Preferred stocks of affiliates
Common stocks (unaffiliated)	9
Common stocks of affiliates
Mortgage loans	1,096
Real estate	25
Contract loans	386
Cash, cash equivalents and short-term investments	129
Derivative instruments	(1,681)
Other invested assets	786
Aggregate write-ins for investment income	(35)
Gross Investment Income	$5,012

Real Estate Owned - Book Value less Encumbrances	$63

Mortgage Loans - Book Value:
Farm mortgages	$1,027
Residential mortgages	1,287
Commercial mortgages	19,548
Mezzanine
Total Mortgage Loans	$21,862

Mortgage Loans By Standing - Book Value:
Good standing	$21,773
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure	$10
Foreclosure in process	$79

Other Long-Term Assets - Statement Value	$17,469
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds
Preferred stocks
Common stocks	$990

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$6,615
Over 1 year through 5 years	27,096
Over 5 years through 10 years	27,440
Over 10 years through 20 years	15,329
Over 20 years	15,116
No maturity date
Total by Maturity	$91,596

Bonds by NAIC Designation - Statement Value:
NAIC 1	$45,221
NAIC 2	41,607
NAIC 3	3,809
NAIC 4	747
NAIC 5	79
NAIC 6	133
Total by NAIC Designation	$91,596

Total Bonds Publicly Traded	$33,771
Total Bonds Privately Placed	$57,825
Preferred Stocks - Book/Adjusted Carrying Value	$57
Common Stocks - Fair Value	$1,096
Short-term Investments - Book/Adjusted Carrying Value	$45
Options, Caps & Floors Owned - Statement Value	$3,261
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($483)
Futures Contracts Open - Current Value	$151
Cash Equivalents	$1,185
Cash on Deposit	$1,201

Life Insurance In Force, Net of Reinsurance:
Industrial
Ordinary	$230,364
Credit Life
Group Life	$7

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$36

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$18,977
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary
Not Involving Life Contingencies - Amount on Deposit	$16
Not Involving Life Contingencies - Income Payable	$1
Involving Life Contingencies - Income Payable	$1
Group
Not Involving Life Contingencies - Amount on Deposit
Not Involving Life Contingencies - Income Payable
Involving Life Contingencies - Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,096
Deferred - Fully Paid Account Balance	$31,459
Deferred - Not Fully Paid - Account Balance	$40
Group
Amount of Income Payable	$1,439
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$2
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$37,645
Dividend Accumulations - Account Balance	$21

Claim Payments 2025:
Group Accident and Health - Year Ended December 31, 2025
2025
2024
2023
2022
2021
Prior

Other Accident and Health
2025	$3
2024
2023
2022
2021
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves:
2025
2024
2023
2022
2021
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L S U M M A R Y I N V E S T M E N T S C H E D U L E

D E C E M B E R 3 1 , 2 0 2 5

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Issuer credit obligations:
U.S. government obligations	$472	0.31%	$472		$472	0.31%
Non-U.S. sovereign jurisdiction securities	1,765	1.15%	1,765		1,765	1.15%
Municipal bonds - general obligations (direct & guaranteed)	436	0.28%	436		436	0.28%
Municipal bonds - special revenue	2,247	1.46%	2,247		2,247	1.46%
Project finance bonds issued by operating entities	3,818	2.48%	3,818		3,818	2.49%
Corporate bonds	49,251	32.02%	49,251		49,251	32.10%
Single entity backed obligations	2,022	1.32%	2,022		2,022	1.32%
Bond issued by funds representing operating entities	3,077	2.00%	3,077		3,077	2.01%
Bank loans - acquired	1,846	1.20%	1,846		1,846	1.20%
Other issuer credit obligations	20	0.01%	20		20	0.01%
Total issuer credit obligations	64,954	42.23%	64,954	—	64,954	42.33%

Asset-backed securities:
Financial asset-backed securities – self-liquidating	18,996	12.35%	18,996		18,996	12.38%
Financial asset-backed securities – not self-liquidating	2,071	1.34%	2,071		2,071	1.35%
Non-financial asset-backed securities	5,516	3.59%	5,516		5,516	3.59%
Total asset-backed securities	26,583	17.28%	26,583	—	26,583	17.32%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	57	0.04%	57		57	0.04%
Total preferred stocks	57	0.04%	57	—	57	0.04%

Common stocks:
Industrial and miscellaneous - other (unaffiliated)	106	0.07%	106		106	0.07%
Parent, subsidiaries and affiliates - publicly traded	26	0.01%	26		26	0.02%
Parent, subsidiaries and affiliates - other	964	0.63%	622		622	0.40%
Total common stocks	1,096	0.71%	754	—	754	0.49%
(Continued)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
(Continued)
Mortgage loans:
Farm mortgages	$1,027	0.67%	$1,027		$1,027	0.67%
Residential mortgages	1,287	0.83%	1,287		1,287	0.84%
Commercial mortgages	19,548	12.71%	19,548		19,548	12.74%
Total mortgage loans	21,862	14.21%	21,862	—	21,862	14.25%

Real estate:
Properties occupied by company	63	0.04%	63		63	0.04%
Total real estate	63	0.04%	63	—	63	0.04%

Cash, cash equivalents and short-term investments:
Cash	1,201	0.78%	1,201	$4	1,205	0.78%
Cash equivalents	1,185	0.77%	1,185	5,519	6,704	4.37%
Short-term investments	45	0.03%	45		45	0.03%
Total cash, cash equivalents and short-term investments	2,431	1.58%	2,431	5,523	7,954	5.18%

Contract loans	8,797	5.72%	8,795		8,795	5.73%
Derivatives	3,866	2.52%	3,866		3,866	2.52%
Receivables for securities **	249	0.16%	249		249	0.16%
Securities lending	5,523	3.59%	5,523
Other invested assets	18,336	11.92%	18,305		18,305	11.94%
Total invested assets	$153,817	100.00%	$153,442	$5,523	$153,442	100.00%

* Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

** Included in Other invested assets in the Annual Statement.

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F I N V E S T M E N T R I S K I N T E R R O G A T O R I E S

D E C E M B E R 3 1 , 2 0 2 5

1.	The Company's total admitted assets, excluding separate accounts, as reported in the statements of admitted assets, liabilities and capital and surplus (Total Admitted Assets) were $157.5 billion as of December 31, 2025.

2.	The 10 largest exposures to a single issuer/borrower/investment are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
AMAPS 2 LLC (Bonds)	$650	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	622	0.4%
Commercial loan (Mortgage Loan)	584	0.4%
Commercial loan (Mortgage Loan)	550	0.3%
Commercial loan (Mortgage Loan)	534	0.3%
Commercial loan (Mortgage Loan)	475	0.3%
Commercial loan (Mortgage Loan)	441	0.3%
Commercial loan (Mortgage Loan)	440	0.3%
Commercial loan (Mortgage Loan)	415	0.3%
Commercial loan (Mortgage Loan)	407	0.3%

3.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation are as follows:

		Percentage			Percentage
		of Total			of Total
	(In Millions)	Admitted Assets		(In Millions)	Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$45,221	28.7%	NAIC 1
NAIC 2	41,607	26.4%	NAIC 2	$3	0.0%
NAIC 3	3,809	2.4%	NAIC 3	38	0.0%
NAIC 4	747	0.5%	NAIC 4
NAIC 5	79	0.1%	NAIC 5
NAIC 6	133	0.1%	NAIC 6	16	0.0%

4.	Assets held in foreign investments totaled $24.9 billion, which represents 15.8% of Total Admitted Assets.

5.	The aggregate foreign investment exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$21,764	13.8%
Countries designated NAIC 2	2,061	1.3%
Countries designated NAIC 3 or below	1,060	0.7%

6.	The largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$6,975	4.4%
Country: United Kingdom (Great Britain)	3,814	2.4%
Countries designated NAIC 2
Country: Mexico	783	0.5%
Country: Peru	293	0.2%
Countries designated NAIC 3 or below
Country: Colombia	284	0.2%
Country: Brazil	274	0.2%

7.	The aggregate unhedged foreign currency exposure totaled $268 million, which represents 0.2% of Total Admitted Assets.

8.	The aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation is as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1	$268	0.2%

9.	The largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Countries designated NAIC 1
Country: Switzerland	$103	0.1%
Country: United Kingdom (Great Britain)	76	0.0%

10.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues are as follows:

			Percentage
			of Total
NAIC Designation	Issuer	(In Millions)	Admitted Assets
2.B PL	Oak Holdings 2 GmbH	$294	0.2%
1.E FE/2.A FE/2.B FE	BPCE S.A.	254	0.2%
2.A PL	DFMG Holdings GmbH	236	0.1%
2.B FE/2.C FE	Societe Generale Societe Anonyme	233	0.1%
1.G FE/2.A FE	BNP Paribas SA	221	0.1%
2.A FE	Barclays PLC	203	0.1%
2.B PL/2.C FE/2.C PL	XpFibre Groupe	171	0.1%
1.G FE/2.A FE	HSBC Holdings PLC	171	0.1%
2.A FE/3.A FE	Vitality Re Limited	166	0.1%
1.E FE/1.G FE/2.A FE	Banco Santander, S.A.	165	0.1%

11.	The amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets.

12.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets.

13.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests are as follows:

		Percentage
		of Total
Issuer	(In Millions)	Admitted Assets
Pacific Asset Holding LLC	$9,000	5.7%
Pacific Life & Annuity Company	622	0.4%
Pacific Private Equity Opportunities Fund IV, L.P.	470	0.3%
Pacific Private Equity Opportunities Fund V, L.P.	412	0.3%
Pacific Private Equity Opportunities Fund III, L.P.	410	0.3%
Pacific Private Credit Opportunities Fund II, L.P.	386	0.2%
Pacific Private Equity Fund II-A, L.P.	324	0.2%
Pacific Co-Invest Opportunities Fund II, L.P.	201	0.1%
Pacific Private Credit Fund V, L.P.	176	0.1%
Pacific Private Credit Fund IV, L.P.	137	0.1%

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets.

a.	The 10 largest fund managers are as follows:

	Total
Fund Manager	Invested	Diversified
	(In Millions)
R4 Housing Partners	$265	$265
Aristotle	261	261
Brookfield	147	147
Blackrock	144	144
Avanath AH Renaissance GP LLC	143	143
Carlyle	138	138
Manulife Investment Management	126	126
Red Stone Equity	125	125
Strategic Partners	116	116
Ares	91	91

15.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets.

16.	The amounts and percentages of Total Admitted Assets held in mortgage loans are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties are as follows:

		Percentage
		of Total
Type (Residential, Commercial, Agricultural)	(In Millions)	Admitted Assets
Commercial loan	$550	0.3%
Commercial loan	407	0.3%
Commercial loan	375	0.2%
Commercial loan	360	0.2%
Commercial loan	352	0.2%
Commercial loan	345	0.2%
Commercial loan	335	0.2%
Commercial loan	334	0.2%
Commercial loan	333	0.2%
Commercial loan	290	0.2%

b.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans are as follows:

		Percentage
		of Total
	(In Millions)	Admitted Assets
Construction loans	$4,251	2.7%
Mortgage loans over 90 days past due	10	0.0%
Mortgage loans in the process of foreclosure	79	0.1%
Mortgage loans foreclosed	5	0.0%

17.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2025 are as follows:

		Percentage		Percentage		Percentage
		of Total		of Total		of Total
	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets	(In Millions)	Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$630	0.4%
91% to 95%			331	0.2%
81% to 90%			1,175	0.7%
71% to 80%	$110	0.1%	3,236	2.1%
Below 70%	1,177	0.7%	14,176	9.0%	$1,027	0.7%

18.	Assets held in real estate are less than 2.5% of Total Admitted Assets.

19.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets.

20.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Securities lending agreements	$5,523	3.5%	$2,567	$3,391	$4,108

21.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors are as follows:

		Percentage		Percentage
	December 31,	of Total	December 31,	of Total
	2025	Admitted Assets	2025	Admitted Assets
	($ In Millions)
	Owned:		Written:
Hedging	$3,261	2.1%

22.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$497	0.3%	$398	$455	$495

23.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts are as follows:

		Percentage
	December 31,	of Total	As of Each Quarter End
	2025	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
	($ In Millions)
Hedging	$151	0.1%	$176	$186	$149

Pacific Life Insurance Company

S U P P L E M E N T A L S C H E D U L E O F R E I N S U R A N C E D I S C L O S U R E S

D E C E M B E R 3 1 , 2 0 2 5

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and are accounted for the contract as reinsurance under NAIC SAP and as a deposit under U.S. GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2025 and accounted for the contract as reinsurance under U.S. GAAP and as a deposit under NAIC SAP.